UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Southern California Edison Co.	2.0	2.5
Charter Communications Operating LLC	1.8	2.3
El Paso Corp.	1.5	0.0
Triad Hospitals, Inc.	1.5	2.2
DIRECTV Holdings Llc	1.5	0.0
	8.3
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	9.3	3.3
Healthcare	7.4	7.9
Telecommunications	7.2	8.1
Cable TV	6.3	4.9
Broadcasting	5.3	3.9
Quality Diversification (% of fund's net assets)
As of April 30, 2003 *	As of October 31, 2002 **
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 4.3%	BBB 4.2%
BB 47.0%	BB 47.1%
B 20.0%	B 21.4%
CCC,CC,C 1.1%	CCC,CC,C 1.4%
Not Rated 10.0%	Not Rated 7.5%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 17.6%	Short-Term Investments and Net Other Assets 18.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Floating Rate Loans 77.1%		Floating Rate Loans 77.3%
	Nonconvertible Bonds 5.2%		Nonconvertible Bonds 4.5%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 17.6%		Short-Term Investments and Net Other Assets 18.0%
* Foreign investments	3.2%	** Foreign investments	3.6%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 77.1%
	Principal Amount	Value (Note 1)
Aerospace - 0.8%
United Defense Industries, Inc. Tranche B term loan 3.57% 8/13/09 (e)	$ 3,143,105	$ 3,143,105
Veridian Corp. term loan 4.57% 6/30/08 (e)	2,747,924	2,765,099
		5,908,204
Automotive - 1.1%
SPX Corp.:
Tranche B term loan 3.5625% 9/30/09 (e)	1,874,097	1,878,782
Tranche C term loan 3.8125% 3/31/10 (e)	3,123,494	3,131,303
Travelcenters of America, Inc. term loan 4.5805% 11/14/08 (e)	953,006	955,389
TRW Automotive Holdings Corp. Tranche B term loan 5.3125% 2/28/11 (e)	1,500,000	1,500,000
		7,465,474
Broadcasting - 5.0%
Citadel Broadcasting Co. Tranche B term loan 3.82% 4/3/09 (e)	5,176,889	5,176,889
Cumulus Media, Inc. Tranche C term loan 3.82% 3/28/10 (e)	6,100,000	6,103,750
Emmis Communications Corp. Tranche B term loan 3.625% 8/31/09 (e)	6,056,041	6,056,041
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (e)	1,750,000	1,680,000
Gray Communications System, Inc. term loan 4.0393% 12/31/10 (e)	1,400,000	1,407,000
LIN Television Corp. Tranche B term loan 3.32% 12/31/07 (e)	6,000,000	5,985,000
Nexstar Finance LLC Tranche B term loan 4.34% 12/31/10 (e)	2,000,000	2,007,500
Paxson Communications Corp. Tranche B term loan 5.1659% 6/30/06 (e)	1,465,076	1,457,750
Sinclair Broadcast Group, Inc.:
term loan 3.625% 12/31/09 (e)	5,100,000	5,100,000
Tranche A1 term loan 3.63% 12/31/09 (e)	1,000,000	1,000,000
		35,973,930
Building Materials - 0.1%
National Waterworks, Inc. Tranche B term loan 6.5% 11/22/09 (e)	990,000	1,001,138
Cable TV - 6.3%
Adelphia Communications Corp. Tranche B term loan 4.6344% 6/25/04 (c)(e)	2,000,000	2,005,000
CC VIII Operating LLC Tranche B term loan 3.28% 2/2/08 (e)	4,977,324	4,479,591
Century Cable Holdings LLC Tranche B term loan 6.25% 12/31/09 (e)	4,750,000	3,800,000
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Cable TV - continued
Charter Communication Operating LLC:
term loan 3.57% 9/18/08 (e)	$ 4,455,000	$ 3,998,363
Tranche B term loan 3.57% 3/18/08 (e)	9,905,163	8,914,647
DIRECTV Holdings LLC Tranche B term loan 4.765% 3/6/10 (e)	10,500,000	10,565,625
Insight Midwest Holdings LLC Tranche B term loan 4.0625% 12/31/09 (e)	2,000,000	1,960,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.93% 9/30/10 (e)	2,000,000	1,990,000
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (e)	4,500,000	3,870,000
PanAmSat Corp. Tranche B term loan 4.815% 12/31/08 (e)	2,000,000	2,002,500
Pegasus Media & Communications, Inc. Tranche B term loan 4.8125% 4/30/05 (e)	1,905,430	1,791,104
		45,376,830
Capital Goods - 2.2%
Dresser, Inc. Tranche B term loan 5.54% 4/10/09 (e)	3,486,706	3,486,706
Flowserve Corp. Tranche C term loan 4.0956% 6/30/09 (e)	2,998,266	3,002,014
Kansas City Southern Railway Co. Tranche B term loan 3.514% 6/12/08 (e)	2,191,000	2,185,523
Mueller Group, Inc. Tranche E term loan 4.0687% 5/31/08 (e)	1,985,000	1,965,150
Terex Corp. term loan:
3.3399% 6/24/09 (e)	3,481,231	3,385,497
3.9% 12/31/09 (e)	1,997,494	1,967,531
		15,992,421
Chemicals - 2.3%
CP Kelco:
Tranche B term loan 5.29% 3/31/08 (e)	395,202	383,346
Tranche C term loan 5.54% 9/30/08 (e)	132,358	128,387
Equistar Chemicals LP/Equistar Funding Corp. term loan 4.79% 8/24/07 (e)	985,000	985,000
Geo Specialty Chemicals, Inc. Tranche B term loan 7.375% 12/31/07 (e)	1,160,321	1,067,496
Georgia Gulf Corp. Tranche C term loan 3.625% 5/12/09 (e)	1,218,495	1,221,541
Huntsman Co. LLC:
Tranche A term loan 5.8791% 3/31/07 (e)	2,230,167	2,090,782
Tranche B term loan 7.875% 3/31/07 (e)	1,069,833	1,002,968
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.3614% 6/30/07 (e)	1,644,739	1,636,515
Tranche C term loan 5.5625% 6/30/08 (e)	1,644,686	1,636,462
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Chemicals - continued
Messer Griesheim Holding AG:
Tranche B2 term loan 4.1% 4/28/09 (e)	$ 701,626	$ 705,134
Tranche C2 term loan 4.5935% 4/28/10 (e)	1,298,374	1,304,866
Millennium America, Inc. term loan 4.3442% 6/18/06 (e)	1,347,500	1,347,500
PMD Group, Inc. Tranche B term loan 4.8366% 9/30/08 (e)	2,842,965	2,867,841
		16,377,838
Consumer Products - 2.3%
Armkel LLC Tranche B term loan 4.375% 3/28/09 (e)	962,151	969,367
Church & Dwight Co., Inc. Tranche B term loan 3.8% 9/30/07 (e)	1,985,000	1,994,925
Playtex Products, Inc. Tranche C term loan 3.6274% 5/31/09 (e)	2,985,000	2,977,538
Revlon Consumer Products Corp. term loan 8.25% 5/30/05 (e)	989,393	939,924
Sealy Mattress Co.:
Tranche B term loan 3.375% 12/15/04 (e)	1,378,301	1,371,410
Tranche C term loan 3.625% 12/15/05 (e)	1,058,000	1,052,710
Tranche D term loan 3.875% 12/15/06 (e)	1,352,551	1,345,788
The Scotts Co. Tranche B term loan 3.7914% 12/31/07 (e)	1,621,851	1,629,960

Weight Watchers International, Inc.:
Tranche B term loan 3.8296% 12/31/07 (e)	899,319	901,568
Tranche D term loan 3.7263% 12/31/08 (e)	3,400,000	3,408,500
		16,591,690
Containers - 3.7%
Ball Corp. Tranche B term loan 3.5106% 12/19/09 (e)	5,486,250	5,499,966
Berry Plastics Corp. term loan 4.35% 6/30/10 (e)	1,989,987	1,999,937
Crown Cork & Seal Americas, Inc. Tranche B term loan 5.54% 9/15/08 (e)	2,000,000	2,005,000
Graphic Packaging Corp. term loan 4.07% 2/28/09 (e)	1,377,538	1,377,538
Owens Group, Inc./Owens-Brockway Glass Container, Inc. term loan 3.31% 3/31/04 (e)	8,530,655	8,509,328
Printpack Holdings, Inc. Tranche B term loan 4.0625% 3/31/09 (e)	985,025	985,025
Silgan Holdings, Inc. Tranche B term loan 3.32% 11/30/08 (e)	5,960,000	5,952,550
U.S. Can Corp. Tranche B term loan 5.54% 10/4/08 (e)	180,649	170,262
		26,499,606
Diversified Media - 1.8%
CanWest Global Communications Corp.:
Tranche B term loan 4.81% 4/30/08 (e)	800,235	801,235
Tranche C term loan 5.06% 4/30/09 (e)	499,448	500,696
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Diversified Media - continued
Lamar Media Corp. Tranche B term loan 3.5625% 6/30/10 (e)	$ 8,500,000	$ 8,500,000
R.H. Donnelly Corp. Tranche B term loan 5.3161% 6/30/10 (e)	3,241,875	3,278,346
		13,080,277
Electric Utilities - 9.0%
AES Corp. Tranche B term loan 7.9901% 7/15/05 (e)	5,247,655	5,247,655
Allegheny Energy Supply Co. LLC Tranche 1 term loan 8% 9/30/04 (e)	4,000,000	4,000,000
Aquila, Inc. term loan 8.75% 5/15/06 (e)	682,540	682,540
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (e)	8,000,000	8,840,000
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (e)	343,784	343,784
Tranche C term loan 9% 9/30/04 (e)	540,541	543,243
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (e)	1,115,676	1,115,676
Consumers Energy Co. term loan:
5.82% 3/28/06 (e)	4,000,000	4,000,000
5.8467% 7/11/04 (e)	5,000,000	5,000,000
International Transmission Co. Tranche B term loan 3.8294% 2/28/09 (e)	1,000,000	1,006,250
ITC Holdings Corp. Tranche B term loan 5.0844% 2/28/09 (e)	1,000,000	1,001,250
Michigan Electric Transmission Co. LLC term loan 3.815% 5/1/07 (e)	347,375	348,243
Northwestern Corp. term loan 8.75% 12/1/06 (e)	1,995,000	2,029,913
Pacific Gas & Electric Co. 8.375% 7/31/03 (e)	6,000,000	6,000,000
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (e)	995,000	1,014,900
Southern California Edison Co. Tranche B term loan 4.375% 3/1/05 (e)	13,500,000	13,499,995
Tucson Electric Power Co. Tranche B term loan 6.82% 11/14/06 (e)	1,700,000	1,708,500
Utilicorp Australia, Inc.:
Tranche A term loan 7% 4/8/04 (e)	158,730	158,730
Tranche B term loan 7% 4/8/04 (e)	158,730	158,730
Western Resources, Inc. term loan 4.3% 6/6/05 (e)	7,994,872	7,974,885
		64,674,294
Energy - 2.8%
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (e)	1,000,000	1,007,500
El Paso Corp. Tranche B term loan 9.75% 3/13/05 (e)	11,000,000	10,972,500
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Energy - continued
PMC (Nova Scotia) Co. term loan 3.6% 5/5/06 (e)	$ 2,970,000	$ 2,947,725
Premcor Refining Group, Inc. term loan 4.5575% 2/11/06 (e)	2,000,000	2,000,000
Pride Offshore, Inc. term loan 4.77% 6/20/07 (e)	1,188,000	1,193,940
Tesoro Petroleum Corp. term loan 6.82% 4/15/08 (e)	2,000,000	2,010,000
		20,131,665
Entertainment/Film - 1.4%
Cinemark, Inc. term loan 4.1296% 3/31/08 (e)	2,700,000	2,710,125
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 4.28% 6/30/08 (e)	3,000,000	2,992,500
Regal Cinemas, Inc. Tranche C term loan 4.0625% 12/31/07 (e)	4,014,423	4,034,495
		9,737,120
Environmental - 0.3%
Casella Waste Systems, Inc. Tranche B term loan 4.5625% 1/24/10 (e)	1,600,000	1,606,000
Stericycle, Inc. Tranche B term loan 3.5707% 9/5/07 (e)	627,358	628,142
		2,234,142
Food and Drug Retail - 1.5%
Duane Reade, Inc. Tranche B term loan 3.8798% 2/15/07 (e)	1,586,747	1,586,747
Rite Aid Corp. Tranche A term loan 5.0659% 6/27/05 (e)	6,157,802	6,142,407
Shoppers Drug Mart Corp. Tranche F term loan 3.2725% 2/4/09 (e)	2,647,059	2,650,368
		10,379,522
Food/Beverage/Tobacco - 3.0%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (e)	1,250,000	1,246,875
Constellation Brands, Inc. Tranche B term loan 4.0625% 11/30/08 (e)	3,000,000	3,007,500
Cott Corp. term loan 4.395% 12/31/06 (e)	673,000	676,365
Del Monte Corp. Tranche B term loan 5.0644% 12/20/10 (e)	4,987,500	5,043,609
National Dairy Holdings LP Tranche B term loan 3.5567% 4/30/09 (e)	2,747,250	2,743,816
Suiza Foods Corp. Tranche B term loan 3.54% 7/15/08 (e)	8,725,926	8,725,926
		21,444,091
Gaming - 2.8%
Alliance Gaming Corp. Tranche B term loan 4.69% 12/31/06 (e)	3,960,000	3,979,800
Ameristar Casinos, Inc. Tranche B term loan 4.0625% 12/20/06 (e)	2,670,550	2,677,227
Argosy Gaming Co. Tranche B term loan 4.04% 7/31/08 (e)	2,655,212	2,665,169
Boyd Gaming Corp. term loan 3.3507% 6/24/08 (e)	1,488,750	1,488,750
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Gaming - continued
Isle of Capri Casinos, Inc. term loan 3.8286% 4/16/12 (e)	$ 594,000	$ 594,000
Marina District Finance Co., Inc. Tranche B term loan 5.3393% 12/13/07 (e)	3,000,000	2,977,500
Penn National Gaming, Inc. Tranche B term loan 5.31% 9/1/07 (e)	3,000,000	2,992,500
Venetian Casino Resort LLC Tranche B term loan 4.29% 6/4/08 (e)	2,679,750	2,693,149
		20,068,095
Healthcare - 7.4%
Accredo Health, Inc. Tranche B term loan 3.83% 3/31/09 (e)	990,000	976,388
Alliance Imaging, Inc. Tranche C term loan 3.7496% 6/10/08 (e)	837,780	802,175
Alpharma, Inc. Tranche B term loan 4.6008% 7/31/08 (e)	677,535	678,382
AmeriPath, Inc. term loan 5.82% 3/27/10 (e)	2,000,000	1,980,000
Apria Healthcare Group, Inc. Tranche B term loan 3.29% 7/20/07 (e)	1,972,469	1,970,003
Caremark Rx, Inc. term loan 3.56% 3/31/06 (e)	3,960,000	3,960,000
Community Health Systems, Inc. term loan 3.59% 7/16/10 (e)	4,079,500	4,069,301
Concentra Operating Corp.:
Tranche B term loan 5.3468% 6/30/06 (e)	611,204	568,420
Tranche C term loan 5.5968% 6/30/07 (e)	305,602	284,210
DaVita, Inc. Tranche B term loan 4.3654% 3/31/09 (e)	4,950,000	4,950,000
Express Scripts, Inc. Tranche B term loan 3.3547% 3/31/07 (e)	2,307,692	2,301,923
Fisher Scientific International, Inc. term loan 3.8125% 3/31/10 (e)	3,150,000	3,165,750
Fresenius Medical Care Holdings, Inc. Tranche B term loan 3.835% 2/21/10 (e)	4,800,000	4,812,000
Genesis Health Ventures, Inc. Tranche B term loan 4.79% 3/31/07 (e)	1,332,787	1,322,791
HCA, Inc. term loan 2.32% 4/30/06 (e)	4,950,000	4,851,000
IASIS Healthcare Corp. Tranche B term loan 5.5288% 2/7/09 (e)	1,995,000	2,004,975
Sybron Dental Management, Inc. term loan 3.846% 6/6/09 (e)	1,338,503	1,341,849
Triad Hospitals, Inc.:
Tranche A term loan 3.56% 3/31/07 (e)	840,000	838,950
Tranche B term loan 4.32% 9/30/08 (e)	9,836,364	9,885,545
Vanguard Health Systems, Inc. Tanche B term loan 5.63% 1/3/10 (e)	1,997,500	2,002,494
		52,766,156
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 0.9%
AIMCO Properties LP term loan 3.89% 3/11/04 (e)	$ 1,096,433	$ 1,096,433
Corrections Corp. of America Tranche B term loan 4.8255% 3/31/08 (e)	2,967,114	2,974,532
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.83% 4/17/07 (e)	992,500	990,019
Wackenhut Corrections Corp. term loan 6% 12/17/08 (e)	997,500	997,500
		6,058,484
Hotels - 0.5%
Extended Stay America, Inc. Tranche B term loan 4.32% 1/15/08 (e)	1,336,411	1,323,047
KSL Recreation Group, Inc. Tranche C term loan 4.09% 12/21/06 (e)	1,960,000	1,950,200
		3,273,247
Leisure - 0.8%
Six Flags Theme Park, Inc. Tranche B term loan 3.55% 6/30/09 (e)	6,000,000	5,970,000
Metals/Mining - 0.6%
Arch Western Resources LLC Tranche B term loan 4.3352% 4/12/10 (e)	1,000,000	1,000,000
Compass Minerals Group, Inc. Tranche B term loan 3.7519% 11/28/09 (e)	394,257	396,228
Peabody Energy Corp. term loan 3.7867% 3/21/10 (e)	3,000,000	3,015,000
		4,411,228
Paper - 3.3%
Georgia-Pacific Corp. term loan 3.515% 11/28/05 (e)	3,000,000	2,850,000
Jefferson Smurfit Corp. Tranche B term loan 4.625% 3/31/07 (e)	6,452,727	6,452,727
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 4.0275% 9/16/10 (e)	500,000	491,875
Tranche C term loan 4.5275% 9/16/11 (e)	500,000	491,875
Packaging Corp. of America Tranche B term loan 3.29% 6/29/07 (e)	1,178,129	1,178,129
Riverwood International Corp. Tranche B term loan:
3.7965% 3/31/07 (e)	990,000	987,525
4.04% 12/31/06 (e)	5,400,000	5,386,500
Stone Container Corp.:
Tranche B term loan 3.875% 6/30/09 (e)	5,075,326	5,068,982
Tranche C term loan 3.875% 6/30/09 (e)	859,928	858,854
		23,766,467
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Publishing/Printing - 2.9%
Advanstar Communications, Inc. Tranche B term loan 5.8% 10/11/07 (e)	$ 2,114,286	$ 2,013,857
American Media Operations, Inc. Tranche C1 term loan 4.1% 4/1/07 (e)	2,743,003	2,749,860
Bell Actimedia, Inc. Tranche C term loan 5.59% 11/29/10 (e)	1,946,220	1,960,816
Dex Media East LLC/Dex Media East Finance Co. Tranche B term loan 5.56% 11/8/09 (e)	2,959,349	3,003,739
Moore Holdings USA, Inc. Tranche B term loan 4.2688% 3/14/10 (e)	3,000,000	3,022,500
Reader's Digest Association, Inc. Tranche B term loan 3.6679% 5/20/08 (e)	2,977,500	2,917,950
Sun Media Corp. Canada Tranche B term loan 3.7988% 2/7/09 (e)	1,925,435	1,923,028
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.3015% 6/27/08 (e)	1,468,813	1,470,649
Yell Finance BV Tranche C term loan 4.815% 3/31/10 (e)	1,980,000	1,957,725
		21,020,124
Restaurants - 1.2%
AFC Enterprises, Inc. Tranche B term loan 3.589% 5/23/09 (e)	1,663,214	1,646,582
Buffets, Inc. term loan 4.8928% 6/28/09 (e)	827,651	802,821
Domino's Franchise Holding Co. Tranche B term loan 3.54% 6/30/08 (e)	4,714,375	4,714,375
Jack in the Box, Inc. Tranche B term loan 4.5802% 7/22/07 (e)	1,121,250	1,124,053
		8,287,831
Services - 1.6%
Coinmach Corp. Tranche B term loan 4.1201% 7/25/09 (e)	2,254,000	2,256,818
CSG Systems International, Inc. Tranche B term loan 4.0201% 2/28/08 (e)	2,000,000	1,940,000
Iron Mountain, Inc. Tranche B term loan 3.597% 2/15/08 (e)	4,990,000	4,990,000
JohnsonDiversey, Inc. Tranche B term loan 4.85% 11/3/09 (e)	995,000	999,975
United Rentals, Inc. term loan 4.6626% 10/7/07 (e)	852,044	849,914
		11,036,707
Steels - 0.3%
Steel Dynamics, Inc. Tranche B term loan 5.0464% 3/26/08 (e)	2,000,000	2,010,000
Super Retail - 1.7%
Advance Stores Co., Inc. Tranche C term loan 4.0625% 11/30/07 (e)	3,000,000	3,000,000
Hollywood Entertainment Corp. Tranche B term loan 4.89% 3/31/08 (e)	2,850,000	2,857,125
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Super Retail - continued
Kmart Corp. Tranche B term loan 4.55% 4/22/04 (e)	$ 4,000,000	$ 3,980,000
PETCO Animal Supplies, Inc. Tranche C term loan 4.3122% 10/2/08 (e)	1,984,496	1,991,938
		11,829,063
Technology - 2.7%
Alliant Techsystems, Inc. Tranche C term loan 3.68% 4/20/09 (e)	4,435,089	4,446,177
Amphenol Corp. Tranche B term loan 3.2644% 10/3/06 (e)	2,000,000	1,995,000
DRS Technologies, Inc. term loan 4.393% 9/30/08 (e)	1,532,250	1,541,826
Sanmina-SCI Corp. Tranche B term loan 5.35% 12/23/07 (e)	997,500	1,004,981
Seagate Technology Holdings, Inc. term loan 3.375% 5/13/07 (e)	1,990,000	1,994,975
Titan Corp. Tranche B term loan 4.1415% 6/30/09 (e)	2,977,500	2,970,056
Xerox Corp.:
Tranche A term loan 5.8236% 4/30/05 (e)	3,521,685	3,486,468
Tranche B term loan 5.84% 4/30/05 (e)	1,943,764	1,929,186
		19,368,669
Telecommunications - 6.5%
American Tower LP:
Tranche A term loan 3.8535% 6/30/07 (e)	3,083,154	2,928,997
Tranche B term loan 4.82% 12/31/07 (e)	2,489,470	2,424,121
Broadwing, Inc.:
Tranche A term loan 5.0695% 11/9/04 (e)	906,988	895,651
Tranche C term loan 5.0479% 6/29/07 (e)	1,795,792	1,737,428
CBD Media, Inc. Tranche B term loan 4.565% 12/31/08 (e)	1,932,500	1,932,500
Crown Castle Operating Co. Tranche B term loan 4.15% 3/15/08 (e)	5,500,000	5,445,000
Level 3 Communications, Inc. Tranche C term loan 5.84% 1/30/08 (e)	2,000,000	1,740,000
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (e)	4,293,207	4,207,343
Tranche C term loan 5% 12/31/08 (e)	4,293,207	4,207,343
Tranche D term loan 4.375% 3/31/09 (e)	997,500	970,069
Qwest Services Corp. Tranche Q revolver loan 4.95% 5/3/05 (e)	3,000,000	2,835,000
SpectraSite Communications, Inc. Tranche B term loan 5.3288% 12/31/07 (e)	4,052,608	3,829,715
Sygnet Wireless, Inc.:
Tranche B term loan 4.01% 3/23/07 (e)	1,114,421	1,041,984
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Sygnet Wireless, Inc.: - continued
Tranche C term loan 5.01% 12/23/07 (e)	$ 791,650	$ 732,277
Triton PCS, Inc. Tranche B term loan 4.3491% 2/4/07 (e)	8,166,643	7,962,477
Western Wireless Corp.:
Tranche A term loan 3.0413% 3/31/08 (e)	2,925,000	2,537,438
Tranche B term loan 4.2374% 9/30/08 (e)	1,496,250	1,271,813
		46,699,156
Textiles & Apparel - 0.3%
Levi Strauss & Co. Tranche B term loan 5.2601% 7/31/06 (e)	983,886	949,450
The William Carter Co. Tranche B term loan 4.6517% 8/15/08 (e)	946,441	951,174
		1,900,624
TOTAL FLOATING RATE LOANS (Cost $552,079,843)		551,334,093
Nonconvertible Bonds - 5.2%

Broadcasting - 0.3%
Radio One, Inc. 8.875% 7/1/11	2,000,000	2,200,000
Capital Goods - 1.1%
Tyco International Group SA yankee:
1.79% 7/30/03 (e)	5,000,000	4,925,000
6.375% 2/15/06	3,000,000	3,015,000
		7,940,000
Chemicals - 0.1%
Methanex Corp. yankee 7.75% 8/15/05	1,000,000	1,035,000
Containers - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000,000	2,155,000
Electric Utilities - 0.3%
Pacific Gas & Electric Co.:
6.75% 10/1/23	285,000	276,450
7.05% 3/1/24	1,000,000	1,005,000
Southern California Edison Co. 6.25% 6/15/03	1,000,000	1,000,000
		2,281,450
Energy - 1.3%
Chesapeake Energy Corp. 7.875% 3/15/04	4,000,000	4,160,000
Pride International, Inc. 10% 6/1/09	1,000,000	1,090,000
Pride Petroleum Services, Inc. 9.375% 5/1/07	1,000,000	1,035,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Southern Natural Gas Co. 8.875% 3/15/10 (d)	$ 840,000	$ 924,000
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000,000	2,192,500
		9,401,500
Hotels - 0.3%
ITT Corp. 6.75% 11/15/03	2,000,000	2,020,000
Paper - 0.3%
Packaging Corp. of America 9.625% 4/1/09	2,000,000	2,170,000
Shipping - 0.5%
General Maritime Corp. 10% 3/15/13 (d)	1,000,000	1,080,000
Teekay Shipping Corp. yankee 8.32% 2/1/08	2,000,000	2,140,000
		3,220,000
Telecommunications - 0.7%
British Telecommunications PLC 2.5538% 12/15/03 (e)	3,000,000	3,011,910
U.S. West Communications 7.2% 11/1/04	2,000,000	2,020,000
		5,031,910
TOTAL NONCONVERTIBLE BONDS (Cost $36,507,990)		37,454,860
Commercial Mortgage Securities - 0.1%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.4029% 12/15/09 (d)(e) (Cost $965,233)	1,000,000	983,502
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 20.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b)	78,072,575	$ 78,072,575
Fidelity Money Market Central Fund, 1.36% (b)	68,443,814	68,443,814
TOTAL MONEY MARKET FUNDS (Cost $146,516,389)		146,516,389
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $736,069,455)		736,288,844
NET OTHER ASSETS - (2.9)%		(20,798,678)
NET ASSETS - 100%		$ 715,490,166
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,987,502 or 0.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $259,407,362 and $99,082,638, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,069,000 of which $5,000, $818,000 and $8,246,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $736,069,455) - See accompanying schedule		$ 736,288,844
Cash		2,539,247
Receivable for investments sold		2,090,908
Receivable for fund shares sold		4,137,308
Interest receivable		2,980,459
Redemption fees receivable		88
Total assets		748,036,854

Liabilities
Payable for investments purchased	$ 29,952,092
Payable for fund shares redeemed	1,440,027
Distributions payable	379,144
Accrued management fee	385,592
Distribution fees payable	234,473
Other payables and accrued expenses	155,360
Total liabilities		32,546,688

Net Assets		$ 715,490,166
Net Assets consist of:
Paid in capital		$ 726,272,343
Undistributed net investment income		507,619
Accumulated undistributed net realized gain (loss) on investments		(11,509,185)
Net unrealized appreciation (depreciation) on investments		219,389
Net Assets		$ 715,490,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,339,748 ÷ 3,838,795 shares)	$ 9.73

Maximum offering price per share (100/96.25 of $9.73)	$ 10.11
Class T: Net Asset Value and redemption price per share ($70,066,278 ÷ 7,209,821 shares)	$ 9.72

Maximum offering price per share (100/97.25 of $9.72)	$ 9.99
Class B: Net Asset Value and offering price per share ($116,432,324 ÷ 11,981,659 shares) A	$ 9.72

Class C: Net Asset Value and offering price per share ($221,983,088 ÷ 22,825,494 shares) A	$ 9.73

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($250,066,392 ÷ 25,731,150 shares)	$ 9.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,602,336 ÷ 2,017,739 shares)	$ 9.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 13,266,436

Expenses
Management fee	$ 1,941,122
Transfer agent fees	421,505
Distribution fees	1,430,488
Accounting fees and expenses	132,278
Non-interested trustees' compensation	1,110
Custodian fees and expenses	14,094
Registration fees	74,429
Audit	18,138
Legal	40,189
Miscellaneous	889
Total expenses before reductions	4,074,242
Expense reductions	(13,737)	4,060,505
Net investment income (loss)		9,205,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,237,893)
Change in net unrealized appreciation (depreciation) on investment securities		18,906,269
Net gain (loss)		16,668,376
Net increase (decrease) in net assets resulting from operations		$ 25,874,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,205,931	$ 17,114,057
Net realized gain (loss)	(2,237,893)	(8,479,878)
Change in net unrealized appreciation (depreciation)	18,906,269	(7,489,007)
Net increase (decrease) in net assets resulting from operations	25,874,307	1,145,172
Distributions to shareholders from net investment income	(9,553,333)	(16,398,303)
Share transactions - net increase (decrease)	197,888,873	(9,652,611)
Redemption fees	68,623	60,419
Total increase (decrease) in net assets	214,278,470	(24,845,323)

Net Assets
Beginning of period	501,211,696	526,057,019
End of period (including undistributed net investment income of $507,619 and undistributed net investment income of $855,021, respectively)	$ 715,490,166	$ 501,211,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.352	.580	.136
Net realized and unrealized gain (loss)	.286	(.264)	(.185)	(.047)
Total from investment operations	.458	.088	.395	.089
Distributions from net investment income	(.179)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.73	$ 9.45	$ 9.70	$ 9.94
Total Return B,C,D	4.89%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.13% A	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	.99%	.78% A
Expenses net of all reductions	1.10% A	1.09%	.98%	.78% A
Net investment income (loss)	3.60% A	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,340	$ 36,880	$ 40,806	$ 9,409
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.167	.342	.573	.131
Net realized and unrealized gain (loss)	.286	(.263)	(.195)	(.045)
Total from investment operations	.453	.079	.378	.086
Distributions from net investment income	(.174)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C,D	4.85%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.20% A	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.20% A	1.19%	1.06%	.93% A
Expenses net of all reductions	1.20% A	1.19%	1.06%	.93% A
Net investment income (loss)	3.50% A	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,066	$ 74,810	$ 75,671	$ 24,571
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.145	.298	.525	.134
Net realized and unrealized gain (loss)	.287	(.263)	(.194)	(.056)
Total from investment operations	.432	.035	.331	.078
Distributions from net investment income	(.153)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C,D	4.61%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.64%	1.54%	1.23% A
Net investment income (loss)	3.05% A	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,432	$ 118,297	$ 124,541	$ 24,044
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.141	.290	.516	.125
Net realized and unrealized gain (loss)	.286	(.263)	(.184)	(.051)
Total from investment operations	.427	.027	.332	.074
Distributions from net investment income	(.148)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.73	$ 9.45	$ 9.70	$ 9.94
Total Return B,C,D	4.56%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.74% A	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.74% A	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.74% A	1.73%	1.63%	1.44% A
Net investment income (loss)	2.96% A	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,983	$ 235,462	$ 277,671	$ 47,708
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.177	.040
Net realized and unrealized gain (loss)	.290	(.084)
Total from investment operations	.467	(.044)
Distributions from net investment income	(.188)	(.037)
Redemption fees added to paid in capital D	.001	.001
Net asset value, end of period	$ 9.72	$ 9.44
Total Return B,C	5.00%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	1.15% A
Expenses net of voluntary waivers, if any	.90% A	.95% A
Expenses net of all reductions	.90% A	.94% A
Net investment income (loss)	3.80% A	3.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,066	$ 18,148
Portfolio turnover rate	43% A	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.180	.365	.590	.151
Net realized and unrealized gain (loss)	.286	(.262)	(.193)	(.058)
Total from investment operations	.466	.103	.397	.093
Distributions from net investment income	(.187)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C	4.99%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.92% A	.94%	.87%	.49% A
Expenses net of all reductions	.92% A	.93%	.87%	.49% A
Net investment income (loss)	3.78% A	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,602	$ 17,614	$ 7,368	$ 875
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period August 16, 2000 (commencement of operations) to October 31, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,425,432	|
Unrealized depreciation	(4,849,141)
Net unrealized appreciation (depreciation)	$ 576,291
Cost for federal income tax purposes	$ 735,712,553

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .69% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 27,085	$ 219
Class T	0%	.25%	86,742	709
Class B	.55%	.15%	410,824	323,554
Class C	.55%	.25%	905,837	299,938
			$ 1,430,488	$ 624,420

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,730
Class T	10,569
Class B*	250,475
Class C*	69,226
$ 346,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income Fund. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 33,880	.19*
Class T	56,166	.16*
Class B	96,743	.17*
Class C	167,819	.15*
Fidelity Floating Rate High Income Fund	55,432	.11*
Institutional Class	11,465	.13*
	$ 421,505

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $748,955 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 4,881
Class T	1.20%	1,300
Class B	1.65%	5,532
		$ 11,713

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,024.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 672,181	$ 1,416,365
Class T	1,267,663	2,733,425
Class B	1,871,574	3,728,719
Class C	3,504,514	7,916,481
Fidelity Floating Rate High Income Fund	1,887,437	27,352
Institutional Class	349,964	575,961
Total	$ 9,553,333	$ 16,398,303

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002A	Six months ended April 30, 2003	Year ended October 31, 2002A
Class A
Shares sold	949,981	2,012,769	$ 9,147,466	$ 19,547,251
Reinvestment of distributions	49,980	107,149	480,907	1,035,972
Shares redeemed	(1,065,154)	(2,421,410)	(10,228,991)	(23,408,607)
Net increase (decrease)	(65,193)	(301,492)	$ (600,618)	$ (2,825,384)
Class T
Shares sold	1,328,220	5,346,120	$ 12,800,276	$ 51,902,176
Reinvestment of distributions	113,701	240,647	1,092,928	2,322,291
Shares redeemed	(2,158,162)	(5,466,050)	(20,712,107)	(52,625,024)
Net increase (decrease)	(716,241)	120,717	$ (6,818,903)	$ 1,599,443
Class B
Shares sold	982,370	3,679,081	$ 9,445,977	$ 35,646,710
Reinvestment of distributions	134,404	260,831	1,291,762	2,518,954
Shares redeemed	(1,669,355)	(4,251,942)	(16,032,770)	(40,949,562)
Net increase (decrease)	(552,581)	(312,030)	$ (5,295,031)	$ (2,783,898)
Class C
Shares sold	2,319,892	9,640,677	$ 22,322,816	$ 93,673,867
Reinvestment of distributions	244,760	561,009	2,353,793	5,424,831
Shares redeemed	(4,668,714)	(13,892,017)	(44,828,121)	(133,841,051)
Net increase (decrease)	(2,104,062)	(3,690,331)	$ (20,151,512)	$ (34,742,353)
Fidelity Floating Rate High Income fund
Shares sold	25,051,886	1,925,827	$ 241,290,856	$ 18,241,479
Reinvestment of distributions	172,364	2,686	1,662,784	25,355
Shares redeemed	(1,415,506)	(6,107)	(13,657,140)	(57,778)
Net increase (decrease)	23,808,744	1,922,406	$ 229,296,500	$ 18,209,056
Institutional Class
Shares sold	551,532	2,635,414	$ 5,306,392	$ 25,594,498
Reinvestment of distributions	15,550	20,972	149,556	201,594
Shares redeemed	(416,104)	(1,549,687)	(3,997,511)	(14,905,567)
Net increase (decrease)	150,978	1,106,699	$ 1,458,437	$ 10,890,525

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFR-USAN-0603
1.784877.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Southern California Edison Co.	2.0	2.5
Charter Communications Operating LLC	1.8	2.3
El Paso Corp.	1.5	0.0
Triad Hospitals, Inc.	1.5	2.2
DIRECTV Holdings Llc	1.5	0.0
	8.3
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	9.3	3.3
Healthcare	7.4	7.9
Telecommunications	7.2	8.1
Cable TV	6.3	4.9
Broadcasting	5.3	3.9
Quality Diversification (% of fund's net assets)
As of April 30, 2003 *	As of October 31, 2002 **
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 4.3%	BBB 4.2%
BB 47.0%	BB 47.1%
B 20.0%	B 21.4%
CCC,CC,C 1.1%	CCC,CC,C 1.4%
Not Rated 10.0%	Not Rated 7.5%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 17.6%	Short-Term Investments and Net Other Assets 18.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Floating Rate Loans 77.1%		Floating Rate Loans 77.3%
	Nonconvertible Bonds 5.2%		Nonconvertible Bonds 4.5%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 17.6%		Short-Term Investments and Net Other Assets 18.0%
* Foreign investments	3.2%	** Foreign investments	3.6%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 77.1%
	Principal Amount	Value (Note 1)
Aerospace - 0.8%
United Defense Industries, Inc. Tranche B term loan 3.57% 8/13/09 (e)	$ 3,143,105	$ 3,143,105
Veridian Corp. term loan 4.57% 6/30/08 (e)	2,747,924	2,765,099
		5,908,204
Automotive - 1.1%
SPX Corp.:
Tranche B term loan 3.5625% 9/30/09 (e)	1,874,097	1,878,782
Tranche C term loan 3.8125% 3/31/10 (e)	3,123,494	3,131,303
Travelcenters of America, Inc. term loan 4.5805% 11/14/08 (e)	953,006	955,389
TRW Automotive Holdings Corp. Tranche B term loan 5.3125% 2/28/11 (e)	1,500,000	1,500,000
		7,465,474
Broadcasting - 5.0%
Citadel Broadcasting Co. Tranche B term loan 3.82% 4/3/09 (e)	5,176,889	5,176,889
Cumulus Media, Inc. Tranche C term loan 3.82% 3/28/10 (e)	6,100,000	6,103,750
Emmis Communications Corp. Tranche B term loan 3.625% 8/31/09 (e)	6,056,041	6,056,041
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (e)	1,750,000	1,680,000
Gray Communications System, Inc. term loan 4.0393% 12/31/10 (e)	1,400,000	1,407,000
LIN Television Corp. Tranche B term loan 3.32% 12/31/07 (e)	6,000,000	5,985,000
Nexstar Finance LLC Tranche B term loan 4.34% 12/31/10 (e)	2,000,000	2,007,500
Paxson Communications Corp. Tranche B term loan 5.1659% 6/30/06 (e)	1,465,076	1,457,750
Sinclair Broadcast Group, Inc.:
term loan 3.625% 12/31/09 (e)	5,100,000	5,100,000
Tranche A1 term loan 3.63% 12/31/09 (e)	1,000,000	1,000,000
		35,973,930
Building Materials - 0.1%
National Waterworks, Inc. Tranche B term loan 6.5% 11/22/09 (e)	990,000	1,001,138
Cable TV - 6.3%
Adelphia Communications Corp. Tranche B term loan 4.6344% 6/25/04 (c)(e)	2,000,000	2,005,000
CC VIII Operating LLC Tranche B term loan 3.28% 2/2/08 (e)	4,977,324	4,479,591
Century Cable Holdings LLC Tranche B term loan 6.25% 12/31/09 (e)	4,750,000	3,800,000
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Cable TV - continued
Charter Communication Operating LLC:
term loan 3.57% 9/18/08 (e)	$ 4,455,000	$ 3,998,363
Tranche B term loan 3.57% 3/18/08 (e)	9,905,163	8,914,647
DIRECTV Holdings LLC Tranche B term loan 4.765% 3/6/10 (e)	10,500,000	10,565,625
Insight Midwest Holdings LLC Tranche B term loan 4.0625% 12/31/09 (e)	2,000,000	1,960,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.93% 9/30/10 (e)	2,000,000	1,990,000
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (e)	4,500,000	3,870,000
PanAmSat Corp. Tranche B term loan 4.815% 12/31/08 (e)	2,000,000	2,002,500
Pegasus Media & Communications, Inc. Tranche B term loan 4.8125% 4/30/05 (e)	1,905,430	1,791,104
		45,376,830
Capital Goods - 2.2%
Dresser, Inc. Tranche B term loan 5.54% 4/10/09 (e)	3,486,706	3,486,706
Flowserve Corp. Tranche C term loan 4.0956% 6/30/09 (e)	2,998,266	3,002,014
Kansas City Southern Railway Co. Tranche B term loan 3.514% 6/12/08 (e)	2,191,000	2,185,523
Mueller Group, Inc. Tranche E term loan 4.0687% 5/31/08 (e)	1,985,000	1,965,150
Terex Corp. term loan:
3.3399% 6/24/09 (e)	3,481,231	3,385,497
3.9% 12/31/09 (e)	1,997,494	1,967,531
		15,992,421
Chemicals - 2.3%
CP Kelco:
Tranche B term loan 5.29% 3/31/08 (e)	395,202	383,346
Tranche C term loan 5.54% 9/30/08 (e)	132,358	128,387
Equistar Chemicals LP/Equistar Funding Corp. term loan 4.79% 8/24/07 (e)	985,000	985,000
Geo Specialty Chemicals, Inc. Tranche B term loan 7.375% 12/31/07 (e)	1,160,321	1,067,496
Georgia Gulf Corp. Tranche C term loan 3.625% 5/12/09 (e)	1,218,495	1,221,541
Huntsman Co. LLC:
Tranche A term loan 5.8791% 3/31/07 (e)	2,230,167	2,090,782
Tranche B term loan 7.875% 3/31/07 (e)	1,069,833	1,002,968
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.3614% 6/30/07 (e)	1,644,739	1,636,515
Tranche C term loan 5.5625% 6/30/08 (e)	1,644,686	1,636,462
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Chemicals - continued
Messer Griesheim Holding AG:
Tranche B2 term loan 4.1% 4/28/09 (e)	$ 701,626	$ 705,134
Tranche C2 term loan 4.5935% 4/28/10 (e)	1,298,374	1,304,866
Millennium America, Inc. term loan 4.3442% 6/18/06 (e)	1,347,500	1,347,500
PMD Group, Inc. Tranche B term loan 4.8366% 9/30/08 (e)	2,842,965	2,867,841
		16,377,838
Consumer Products - 2.3%
Armkel LLC Tranche B term loan 4.375% 3/28/09 (e)	962,151	969,367
Church & Dwight Co., Inc. Tranche B term loan 3.8% 9/30/07 (e)	1,985,000	1,994,925
Playtex Products, Inc. Tranche C term loan 3.6274% 5/31/09 (e)	2,985,000	2,977,538
Revlon Consumer Products Corp. term loan 8.25% 5/30/05 (e)	989,393	939,924
Sealy Mattress Co.:
Tranche B term loan 3.375% 12/15/04 (e)	1,378,301	1,371,410
Tranche C term loan 3.625% 12/15/05 (e)	1,058,000	1,052,710
Tranche D term loan 3.875% 12/15/06 (e)	1,352,551	1,345,788
The Scotts Co. Tranche B term loan 3.7914% 12/31/07 (e)	1,621,851	1,629,960

Weight Watchers International, Inc.:
Tranche B term loan 3.8296% 12/31/07 (e)	899,319	901,568
Tranche D term loan 3.7263% 12/31/08 (e)	3,400,000	3,408,500
		16,591,690
Containers - 3.7%
Ball Corp. Tranche B term loan 3.5106% 12/19/09 (e)	5,486,250	5,499,966
Berry Plastics Corp. term loan 4.35% 6/30/10 (e)	1,989,987	1,999,937
Crown Cork & Seal Americas, Inc. Tranche B term loan 5.54% 9/15/08 (e)	2,000,000	2,005,000
Graphic Packaging Corp. term loan 4.07% 2/28/09 (e)	1,377,538	1,377,538
Owens Group, Inc./Owens-Brockway Glass Container, Inc. term loan 3.31% 3/31/04 (e)	8,530,655	8,509,328
Printpack Holdings, Inc. Tranche B term loan 4.0625% 3/31/09 (e)	985,025	985,025
Silgan Holdings, Inc. Tranche B term loan 3.32% 11/30/08 (e)	5,960,000	5,952,550
U.S. Can Corp. Tranche B term loan 5.54% 10/4/08 (e)	180,649	170,262
		26,499,606
Diversified Media - 1.8%
CanWest Global Communications Corp.:
Tranche B term loan 4.81% 4/30/08 (e)	800,235	801,235
Tranche C term loan 5.06% 4/30/09 (e)	499,448	500,696
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Diversified Media - continued
Lamar Media Corp. Tranche B term loan 3.5625% 6/30/10 (e)	$ 8,500,000	$ 8,500,000
R.H. Donnelly Corp. Tranche B term loan 5.3161% 6/30/10 (e)	3,241,875	3,278,346
		13,080,277
Electric Utilities - 9.0%
AES Corp. Tranche B term loan 7.9901% 7/15/05 (e)	5,247,655	5,247,655
Allegheny Energy Supply Co. LLC Tranche 1 term loan 8% 9/30/04 (e)	4,000,000	4,000,000
Aquila, Inc. term loan 8.75% 5/15/06 (e)	682,540	682,540
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (e)	8,000,000	8,840,000
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (e)	343,784	343,784
Tranche C term loan 9% 9/30/04 (e)	540,541	543,243
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (e)	1,115,676	1,115,676
Consumers Energy Co. term loan:
5.82% 3/28/06 (e)	4,000,000	4,000,000
5.8467% 7/11/04 (e)	5,000,000	5,000,000
International Transmission Co. Tranche B term loan 3.8294% 2/28/09 (e)	1,000,000	1,006,250
ITC Holdings Corp. Tranche B term loan 5.0844% 2/28/09 (e)	1,000,000	1,001,250
Michigan Electric Transmission Co. LLC term loan 3.815% 5/1/07 (e)	347,375	348,243
Northwestern Corp. term loan 8.75% 12/1/06 (e)	1,995,000	2,029,913
Pacific Gas & Electric Co. 8.375% 7/31/03 (e)	6,000,000	6,000,000
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (e)	995,000	1,014,900
Southern California Edison Co. Tranche B term loan 4.375% 3/1/05 (e)	13,500,000	13,499,995
Tucson Electric Power Co. Tranche B term loan 6.82% 11/14/06 (e)	1,700,000	1,708,500
Utilicorp Australia, Inc.:
Tranche A term loan 7% 4/8/04 (e)	158,730	158,730
Tranche B term loan 7% 4/8/04 (e)	158,730	158,730
Western Resources, Inc. term loan 4.3% 6/6/05 (e)	7,994,872	7,974,885
		64,674,294
Energy - 2.8%
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (e)	1,000,000	1,007,500
El Paso Corp. Tranche B term loan 9.75% 3/13/05 (e)	11,000,000	10,972,500
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Energy - continued
PMC (Nova Scotia) Co. term loan 3.6% 5/5/06 (e)	$ 2,970,000	$ 2,947,725
Premcor Refining Group, Inc. term loan 4.5575% 2/11/06 (e)	2,000,000	2,000,000
Pride Offshore, Inc. term loan 4.77% 6/20/07 (e)	1,188,000	1,193,940
Tesoro Petroleum Corp. term loan 6.82% 4/15/08 (e)	2,000,000	2,010,000
		20,131,665
Entertainment/Film - 1.4%
Cinemark, Inc. term loan 4.1296% 3/31/08 (e)	2,700,000	2,710,125
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 4.28% 6/30/08 (e)	3,000,000	2,992,500
Regal Cinemas, Inc. Tranche C term loan 4.0625% 12/31/07 (e)	4,014,423	4,034,495
		9,737,120
Environmental - 0.3%
Casella Waste Systems, Inc. Tranche B term loan 4.5625% 1/24/10 (e)	1,600,000	1,606,000
Stericycle, Inc. Tranche B term loan 3.5707% 9/5/07 (e)	627,358	628,142
		2,234,142
Food and Drug Retail - 1.5%
Duane Reade, Inc. Tranche B term loan 3.8798% 2/15/07 (e)	1,586,747	1,586,747
Rite Aid Corp. Tranche A term loan 5.0659% 6/27/05 (e)	6,157,802	6,142,407
Shoppers Drug Mart Corp. Tranche F term loan 3.2725% 2/4/09 (e)	2,647,059	2,650,368
		10,379,522
Food/Beverage/Tobacco - 3.0%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (e)	1,250,000	1,246,875
Constellation Brands, Inc. Tranche B term loan 4.0625% 11/30/08 (e)	3,000,000	3,007,500
Cott Corp. term loan 4.395% 12/31/06 (e)	673,000	676,365
Del Monte Corp. Tranche B term loan 5.0644% 12/20/10 (e)	4,987,500	5,043,609
National Dairy Holdings LP Tranche B term loan 3.5567% 4/30/09 (e)	2,747,250	2,743,816
Suiza Foods Corp. Tranche B term loan 3.54% 7/15/08 (e)	8,725,926	8,725,926
		21,444,091
Gaming - 2.8%
Alliance Gaming Corp. Tranche B term loan 4.69% 12/31/06 (e)	3,960,000	3,979,800
Ameristar Casinos, Inc. Tranche B term loan 4.0625% 12/20/06 (e)	2,670,550	2,677,227
Argosy Gaming Co. Tranche B term loan 4.04% 7/31/08 (e)	2,655,212	2,665,169
Boyd Gaming Corp. term loan 3.3507% 6/24/08 (e)	1,488,750	1,488,750
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Gaming - continued
Isle of Capri Casinos, Inc. term loan 3.8286% 4/16/12 (e)	$ 594,000	$ 594,000
Marina District Finance Co., Inc. Tranche B term loan 5.3393% 12/13/07 (e)	3,000,000	2,977,500
Penn National Gaming, Inc. Tranche B term loan 5.31% 9/1/07 (e)	3,000,000	2,992,500
Venetian Casino Resort LLC Tranche B term loan 4.29% 6/4/08 (e)	2,679,750	2,693,149
		20,068,095
Healthcare - 7.4%
Accredo Health, Inc. Tranche B term loan 3.83% 3/31/09 (e)	990,000	976,388
Alliance Imaging, Inc. Tranche C term loan 3.7496% 6/10/08 (e)	837,780	802,175
Alpharma, Inc. Tranche B term loan 4.6008% 7/31/08 (e)	677,535	678,382
AmeriPath, Inc. term loan 5.82% 3/27/10 (e)	2,000,000	1,980,000
Apria Healthcare Group, Inc. Tranche B term loan 3.29% 7/20/07 (e)	1,972,469	1,970,003
Caremark Rx, Inc. term loan 3.56% 3/31/06 (e)	3,960,000	3,960,000
Community Health Systems, Inc. term loan 3.59% 7/16/10 (e)	4,079,500	4,069,301
Concentra Operating Corp.:
Tranche B term loan 5.3468% 6/30/06 (e)	611,204	568,420
Tranche C term loan 5.5968% 6/30/07 (e)	305,602	284,210
DaVita, Inc. Tranche B term loan 4.3654% 3/31/09 (e)	4,950,000	4,950,000
Express Scripts, Inc. Tranche B term loan 3.3547% 3/31/07 (e)	2,307,692	2,301,923
Fisher Scientific International, Inc. term loan 3.8125% 3/31/10 (e)	3,150,000	3,165,750
Fresenius Medical Care Holdings, Inc. Tranche B term loan 3.835% 2/21/10 (e)	4,800,000	4,812,000
Genesis Health Ventures, Inc. Tranche B term loan 4.79% 3/31/07 (e)	1,332,787	1,322,791
HCA, Inc. term loan 2.32% 4/30/06 (e)	4,950,000	4,851,000
IASIS Healthcare Corp. Tranche B term loan 5.5288% 2/7/09 (e)	1,995,000	2,004,975
Sybron Dental Management, Inc. term loan 3.846% 6/6/09 (e)	1,338,503	1,341,849
Triad Hospitals, Inc.:
Tranche A term loan 3.56% 3/31/07 (e)	840,000	838,950
Tranche B term loan 4.32% 9/30/08 (e)	9,836,364	9,885,545
Vanguard Health Systems, Inc. Tanche B term loan 5.63% 1/3/10 (e)	1,997,500	2,002,494
		52,766,156
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 0.9%
AIMCO Properties LP term loan 3.89% 3/11/04 (e)	$ 1,096,433	$ 1,096,433
Corrections Corp. of America Tranche B term loan 4.8255% 3/31/08 (e)	2,967,114	2,974,532
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.83% 4/17/07 (e)	992,500	990,019
Wackenhut Corrections Corp. term loan 6% 12/17/08 (e)	997,500	997,500
		6,058,484
Hotels - 0.5%
Extended Stay America, Inc. Tranche B term loan 4.32% 1/15/08 (e)	1,336,411	1,323,047
KSL Recreation Group, Inc. Tranche C term loan 4.09% 12/21/06 (e)	1,960,000	1,950,200
		3,273,247
Leisure - 0.8%
Six Flags Theme Park, Inc. Tranche B term loan 3.55% 6/30/09 (e)	6,000,000	5,970,000
Metals/Mining - 0.6%
Arch Western Resources LLC Tranche B term loan 4.3352% 4/12/10 (e)	1,000,000	1,000,000
Compass Minerals Group, Inc. Tranche B term loan 3.7519% 11/28/09 (e)	394,257	396,228
Peabody Energy Corp. term loan 3.7867% 3/21/10 (e)	3,000,000	3,015,000
		4,411,228
Paper - 3.3%
Georgia-Pacific Corp. term loan 3.515% 11/28/05 (e)	3,000,000	2,850,000
Jefferson Smurfit Corp. Tranche B term loan 4.625% 3/31/07 (e)	6,452,727	6,452,727
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 4.0275% 9/16/10 (e)	500,000	491,875
Tranche C term loan 4.5275% 9/16/11 (e)	500,000	491,875
Packaging Corp. of America Tranche B term loan 3.29% 6/29/07 (e)	1,178,129	1,178,129
Riverwood International Corp. Tranche B term loan:
3.7965% 3/31/07 (e)	990,000	987,525
4.04% 12/31/06 (e)	5,400,000	5,386,500
Stone Container Corp.:
Tranche B term loan 3.875% 6/30/09 (e)	5,075,326	5,068,982
Tranche C term loan 3.875% 6/30/09 (e)	859,928	858,854
		23,766,467
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Publishing/Printing - 2.9%
Advanstar Communications, Inc. Tranche B term loan 5.8% 10/11/07 (e)	$ 2,114,286	$ 2,013,857
American Media Operations, Inc. Tranche C1 term loan 4.1% 4/1/07 (e)	2,743,003	2,749,860
Bell Actimedia, Inc. Tranche C term loan 5.59% 11/29/10 (e)	1,946,220	1,960,816
Dex Media East LLC/Dex Media East Finance Co. Tranche B term loan 5.56% 11/8/09 (e)	2,959,349	3,003,739
Moore Holdings USA, Inc. Tranche B term loan 4.2688% 3/14/10 (e)	3,000,000	3,022,500
Reader's Digest Association, Inc. Tranche B term loan 3.6679% 5/20/08 (e)	2,977,500	2,917,950
Sun Media Corp. Canada Tranche B term loan 3.7988% 2/7/09 (e)	1,925,435	1,923,028
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.3015% 6/27/08 (e)	1,468,813	1,470,649
Yell Finance BV Tranche C term loan 4.815% 3/31/10 (e)	1,980,000	1,957,725
		21,020,124
Restaurants - 1.2%
AFC Enterprises, Inc. Tranche B term loan 3.589% 5/23/09 (e)	1,663,214	1,646,582
Buffets, Inc. term loan 4.8928% 6/28/09 (e)	827,651	802,821
Domino's Franchise Holding Co. Tranche B term loan 3.54% 6/30/08 (e)	4,714,375	4,714,375
Jack in the Box, Inc. Tranche B term loan 4.5802% 7/22/07 (e)	1,121,250	1,124,053
		8,287,831
Services - 1.6%
Coinmach Corp. Tranche B term loan 4.1201% 7/25/09 (e)	2,254,000	2,256,818
CSG Systems International, Inc. Tranche B term loan 4.0201% 2/28/08 (e)	2,000,000	1,940,000
Iron Mountain, Inc. Tranche B term loan 3.597% 2/15/08 (e)	4,990,000	4,990,000
JohnsonDiversey, Inc. Tranche B term loan 4.85% 11/3/09 (e)	995,000	999,975
United Rentals, Inc. term loan 4.6626% 10/7/07 (e)	852,044	849,914
		11,036,707
Steels - 0.3%
Steel Dynamics, Inc. Tranche B term loan 5.0464% 3/26/08 (e)	2,000,000	2,010,000
Super Retail - 1.7%
Advance Stores Co., Inc. Tranche C term loan 4.0625% 11/30/07 (e)	3,000,000	3,000,000
Hollywood Entertainment Corp. Tranche B term loan 4.89% 3/31/08 (e)	2,850,000	2,857,125
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Super Retail - continued
Kmart Corp. Tranche B term loan 4.55% 4/22/04 (e)	$ 4,000,000	$ 3,980,000
PETCO Animal Supplies, Inc. Tranche C term loan 4.3122% 10/2/08 (e)	1,984,496	1,991,938
		11,829,063
Technology - 2.7%
Alliant Techsystems, Inc. Tranche C term loan 3.68% 4/20/09 (e)	4,435,089	4,446,177
Amphenol Corp. Tranche B term loan 3.2644% 10/3/06 (e)	2,000,000	1,995,000
DRS Technologies, Inc. term loan 4.393% 9/30/08 (e)	1,532,250	1,541,826
Sanmina-SCI Corp. Tranche B term loan 5.35% 12/23/07 (e)	997,500	1,004,981
Seagate Technology Holdings, Inc. term loan 3.375% 5/13/07 (e)	1,990,000	1,994,975
Titan Corp. Tranche B term loan 4.1415% 6/30/09 (e)	2,977,500	2,970,056
Xerox Corp.:
Tranche A term loan 5.8236% 4/30/05 (e)	3,521,685	3,486,468
Tranche B term loan 5.84% 4/30/05 (e)	1,943,764	1,929,186
		19,368,669
Telecommunications - 6.5%
American Tower LP:
Tranche A term loan 3.8535% 6/30/07 (e)	3,083,154	2,928,997
Tranche B term loan 4.82% 12/31/07 (e)	2,489,470	2,424,121
Broadwing, Inc.:
Tranche A term loan 5.0695% 11/9/04 (e)	906,988	895,651
Tranche C term loan 5.0479% 6/29/07 (e)	1,795,792	1,737,428
CBD Media, Inc. Tranche B term loan 4.565% 12/31/08 (e)	1,932,500	1,932,500
Crown Castle Operating Co. Tranche B term loan 4.15% 3/15/08 (e)	5,500,000	5,445,000
Level 3 Communications, Inc. Tranche C term loan 5.84% 1/30/08 (e)	2,000,000	1,740,000
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (e)	4,293,207	4,207,343
Tranche C term loan 5% 12/31/08 (e)	4,293,207	4,207,343
Tranche D term loan 4.375% 3/31/09 (e)	997,500	970,069
Qwest Services Corp. Tranche Q revolver loan 4.95% 5/3/05 (e)	3,000,000	2,835,000
SpectraSite Communications, Inc. Tranche B term loan 5.3288% 12/31/07 (e)	4,052,608	3,829,715
Sygnet Wireless, Inc.:
Tranche B term loan 4.01% 3/23/07 (e)	1,114,421	1,041,984
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Sygnet Wireless, Inc.: - continued
Tranche C term loan 5.01% 12/23/07 (e)	$ 791,650	$ 732,277
Triton PCS, Inc. Tranche B term loan 4.3491% 2/4/07 (e)	8,166,643	7,962,477
Western Wireless Corp.:
Tranche A term loan 3.0413% 3/31/08 (e)	2,925,000	2,537,438
Tranche B term loan 4.2374% 9/30/08 (e)	1,496,250	1,271,813
		46,699,156
Textiles & Apparel - 0.3%
Levi Strauss & Co. Tranche B term loan 5.2601% 7/31/06 (e)	983,886	949,450
The William Carter Co. Tranche B term loan 4.6517% 8/15/08 (e)	946,441	951,174
		1,900,624
TOTAL FLOATING RATE LOANS (Cost $552,079,843)		551,334,093
Nonconvertible Bonds - 5.2%

Broadcasting - 0.3%
Radio One, Inc. 8.875% 7/1/11	2,000,000	2,200,000
Capital Goods - 1.1%
Tyco International Group SA yankee:
1.79% 7/30/03 (e)	5,000,000	4,925,000
6.375% 2/15/06	3,000,000	3,015,000
		7,940,000
Chemicals - 0.1%
Methanex Corp. yankee 7.75% 8/15/05	1,000,000	1,035,000
Containers - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000,000	2,155,000
Electric Utilities - 0.3%
Pacific Gas & Electric Co.:
6.75% 10/1/23	285,000	276,450
7.05% 3/1/24	1,000,000	1,005,000
Southern California Edison Co. 6.25% 6/15/03	1,000,000	1,000,000
		2,281,450
Energy - 1.3%
Chesapeake Energy Corp. 7.875% 3/15/04	4,000,000	4,160,000
Pride International, Inc. 10% 6/1/09	1,000,000	1,090,000
Pride Petroleum Services, Inc. 9.375% 5/1/07	1,000,000	1,035,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Southern Natural Gas Co. 8.875% 3/15/10 (d)	$ 840,000	$ 924,000
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000,000	2,192,500
		9,401,500
Hotels - 0.3%
ITT Corp. 6.75% 11/15/03	2,000,000	2,020,000
Paper - 0.3%
Packaging Corp. of America 9.625% 4/1/09	2,000,000	2,170,000
Shipping - 0.5%
General Maritime Corp. 10% 3/15/13 (d)	1,000,000	1,080,000
Teekay Shipping Corp. yankee 8.32% 2/1/08	2,000,000	2,140,000
		3,220,000
Telecommunications - 0.7%
British Telecommunications PLC 2.5538% 12/15/03 (e)	3,000,000	3,011,910
U.S. West Communications 7.2% 11/1/04	2,000,000	2,020,000
		5,031,910
TOTAL NONCONVERTIBLE BONDS (Cost $36,507,990)		37,454,860
Commercial Mortgage Securities - 0.1%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.4029% 12/15/09 (d)(e) (Cost $965,233)	1,000,000	983,502
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 20.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b)	78,072,575	$ 78,072,575
Fidelity Money Market Central Fund, 1.36% (b)	68,443,814	68,443,814
TOTAL MONEY MARKET FUNDS (Cost $146,516,389)		146,516,389
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $736,069,455)		736,288,844
NET OTHER ASSETS - (2.9)%		(20,798,678)
NET ASSETS - 100%		$ 715,490,166
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,987,502 or 0.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $259,407,362 and $99,082,638, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,069,000 of which $5,000, $818,000 and $8,246,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $736,069,455) - See accompanying schedule		$ 736,288,844
Cash		2,539,247
Receivable for investments sold		2,090,908
Receivable for fund shares sold		4,137,308
Interest receivable		2,980,459
Redemption fees receivable		88
Total assets		748,036,854

Liabilities
Payable for investments purchased	$ 29,952,092
Payable for fund shares redeemed	1,440,027
Distributions payable	379,144
Accrued management fee	385,592
Distribution fees payable	234,473
Other payables and accrued expenses	155,360
Total liabilities		32,546,688

Net Assets		$ 715,490,166
Net Assets consist of:
Paid in capital		$ 726,272,343
Undistributed net investment income		507,619
Accumulated undistributed net realized gain (loss) on investments		(11,509,185)
Net unrealized appreciation (depreciation) on investments		219,389
Net Assets		$ 715,490,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,339,748 ÷ 3,838,795 shares)	$ 9.73

Maximum offering price per share (100/96.25 of $9.73)	$ 10.11
Class T: Net Asset Value and redemption price per share ($70,066,278 ÷ 7,209,821 shares)	$ 9.72

Maximum offering price per share (100/97.25 of $9.72)	$ 9.99
Class B: Net Asset Value and offering price per share ($116,432,324 ÷ 11,981,659 shares) A	$ 9.72

Class C: Net Asset Value and offering price per share ($221,983,088 ÷ 22,825,494 shares) A	$ 9.73

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($250,066,392 ÷ 25,731,150 shares)	$ 9.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,602,336 ÷ 2,017,739 shares)	$ 9.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 13,266,436

Expenses
Management fee	$ 1,941,122
Transfer agent fees	421,505
Distribution fees	1,430,488
Accounting fees and expenses	132,278
Non-interested trustees' compensation	1,110
Custodian fees and expenses	14,094
Registration fees	74,429
Audit	18,138
Legal	40,189
Miscellaneous	889
Total expenses before reductions	4,074,242
Expense reductions	(13,737)	4,060,505
Net investment income (loss)		9,205,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,237,893)
Change in net unrealized appreciation (depreciation) on investment securities		18,906,269
Net gain (loss)		16,668,376
Net increase (decrease) in net assets resulting from operations		$ 25,874,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,205,931	$ 17,114,057
Net realized gain (loss)	(2,237,893)	(8,479,878)
Change in net unrealized appreciation (depreciation)	18,906,269	(7,489,007)
Net increase (decrease) in net assets resulting from operations	25,874,307	1,145,172
Distributions to shareholders from net investment income	(9,553,333)	(16,398,303)
Share transactions - net increase (decrease)	197,888,873	(9,652,611)
Redemption fees	68,623	60,419
Total increase (decrease) in net assets	214,278,470	(24,845,323)

Net Assets
Beginning of period	501,211,696	526,057,019
End of period (including undistributed net investment income of $507,619 and undistributed net investment income of $855,021, respectively)	$ 715,490,166	$ 501,211,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.352	.580	.136
Net realized and unrealized gain (loss)	.286	(.264)	(.185)	(.047)
Total from investment operations	.458	.088	.395	.089
Distributions from net investment income	(.179)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.73	$ 9.45	$ 9.70	$ 9.94
Total Return B,C,D	4.89%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.13% A	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	.99%	.78% A
Expenses net of all reductions	1.10% A	1.09%	.98%	.78% A
Net investment income (loss)	3.60% A	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,340	$ 36,880	$ 40,806	$ 9,409
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.167	.342	.573	.131
Net realized and unrealized gain (loss)	.286	(.263)	(.195)	(.045)
Total from investment operations	.453	.079	.378	.086
Distributions from net investment income	(.174)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C,D	4.85%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.20% A	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.20% A	1.19%	1.06%	.93% A
Expenses net of all reductions	1.20% A	1.19%	1.06%	.93% A
Net investment income (loss)	3.50% A	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,066	$ 74,810	$ 75,671	$ 24,571
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.145	.298	.525	.134
Net realized and unrealized gain (loss)	.287	(.263)	(.194)	(.056)
Total from investment operations	.432	.035	.331	.078
Distributions from net investment income	(.153)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C,D	4.61%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.64%	1.54%	1.23% A
Net investment income (loss)	3.05% A	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,432	$ 118,297	$ 124,541	$ 24,044
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.141	.290	.516	.125
Net realized and unrealized gain (loss)	.286	(.263)	(.184)	(.051)
Total from investment operations	.427	.027	.332	.074
Distributions from net investment income	(.148)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.73	$ 9.45	$ 9.70	$ 9.94
Total Return B,C,D	4.56%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.74% A	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.74% A	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.74% A	1.73%	1.63%	1.44% A
Net investment income (loss)	2.96% A	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,983	$ 235,462	$ 277,671	$ 47,708
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.177	.040
Net realized and unrealized gain (loss)	.290	(.084)
Total from investment operations	.467	(.044)
Distributions from net investment income	(.188)	(.037)
Redemption fees added to paid in capital D	.001	.001
Net asset value, end of period	$ 9.72	$ 9.44
Total Return B,C	5.00%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	1.15% A
Expenses net of voluntary waivers, if any	.90% A	.95% A
Expenses net of all reductions	.90% A	.94% A
Net investment income (loss)	3.80% A	3.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,066	$ 18,148
Portfolio turnover rate	43% A	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.180	.365	.590	.151
Net realized and unrealized gain (loss)	.286	(.262)	(.193)	(.058)
Total from investment operations	.466	.103	.397	.093
Distributions from net investment income	(.187)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C	4.99%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.92% A	.94%	.87%	.49% A
Expenses net of all reductions	.92% A	.93%	.87%	.49% A
Net investment income (loss)	3.78% A	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,602	$ 17,614	$ 7,368	$ 875
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period August 16, 2000 (commencement of operations) to October 31, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,425,432	|
Unrealized depreciation	(4,849,141)
Net unrealized appreciation (depreciation)	$ 576,291
Cost for federal income tax purposes	$ 735,712,553

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .69% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 27,085	$ 219
Class T	0%	.25%	86,742	709
Class B	.55%	.15%	410,824	323,554
Class C	.55%	.25%	905,837	299,938
			$ 1,430,488	$ 624,420

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,730
Class T	10,569
Class B*	250,475
Class C*	69,226
$ 346,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income Fund. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 33,880	.19*
Class T	56,166	.16*
Class B	96,743	.17*
Class C	167,819	.15*
Fidelity Floating Rate High Income Fund	55,432	.11*
Institutional Class	11,465	.13*
	$ 421,505

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $748,955 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 4,881
Class T	1.20%	1,300
Class B	1.65%	5,532
		$ 11,713

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,024.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 672,181	$ 1,416,365
Class T	1,267,663	2,733,425
Class B	1,871,574	3,728,719
Class C	3,504,514	7,916,481
Fidelity Floating Rate High Income Fund	1,887,437	27,352
Institutional Class	349,964	575,961
Total	$ 9,553,333	$ 16,398,303

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002A	Six months ended April 30, 2003	Year ended October 31, 2002A
Class A
Shares sold	949,981	2,012,769	$ 9,147,466	$ 19,547,251
Reinvestment of distributions	49,980	107,149	480,907	1,035,972
Shares redeemed	(1,065,154)	(2,421,410)	(10,228,991)	(23,408,607)
Net increase (decrease)	(65,193)	(301,492)	$ (600,618)	$ (2,825,384)
Class T
Shares sold	1,328,220	5,346,120	$ 12,800,276	$ 51,902,176
Reinvestment of distributions	113,701	240,647	1,092,928	2,322,291
Shares redeemed	(2,158,162)	(5,466,050)	(20,712,107)	(52,625,024)
Net increase (decrease)	(716,241)	120,717	$ (6,818,903)	$ 1,599,443
Class B
Shares sold	982,370	3,679,081	$ 9,445,977	$ 35,646,710
Reinvestment of distributions	134,404	260,831	1,291,762	2,518,954
Shares redeemed	(1,669,355)	(4,251,942)	(16,032,770)	(40,949,562)
Net increase (decrease)	(552,581)	(312,030)	$ (5,295,031)	$ (2,783,898)
Class C
Shares sold	2,319,892	9,640,677	$ 22,322,816	$ 93,673,867
Reinvestment of distributions	244,760	561,009	2,353,793	5,424,831
Shares redeemed	(4,668,714)	(13,892,017)	(44,828,121)	(133,841,051)
Net increase (decrease)	(2,104,062)	(3,690,331)	$ (20,151,512)	$ (34,742,353)
Fidelity Floating Rate High Income fund
Shares sold	25,051,886	1,925,827	$ 241,290,856	$ 18,241,479
Reinvestment of distributions	172,364	2,686	1,662,784	25,355
Shares redeemed	(1,415,506)	(6,107)	(13,657,140)	(57,778)
Net increase (decrease)	23,808,744	1,922,406	$ 229,296,500	$ 18,209,056
Institutional Class
Shares sold	551,532	2,635,414	$ 5,306,392	$ 25,594,498
Reinvestment of distributions	15,550	20,972	149,556	201,594
Shares redeemed	(416,104)	(1,549,687)	(3,997,511)	(14,905,567)
Net increase (decrease)	150,978	1,106,699	$ 1,458,437	$ 10,890,525

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFRI-USAN-0603
1.784878.100

(Fidelity Investment logo)(registered trademark)

Fidelity

Floating Rate High Income

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Southern California Edison Co.	2.0	2.5
Charter Communications Operating LLC	1.8	2.3
El Paso Corp.	1.5	0.0
Triad Hospitals, Inc.	1.5	2.2
DIRECTV Holdings Llc	1.5	0.0
	8.3
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	9.3	3.3
Healthcare	7.4	7.9
Telecommunications	7.2	8.1
Cable TV	6.3	4.9
Broadcasting	5.3	3.9
Quality Diversification (% of fund's net assets)
As of April 30, 2003 *	As of October 31, 2002 **
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 4.3%	BBB 4.2%
BB 47.0%	BB 47.1%
B 20.0%	B 21.4%
CCC,CC,C 1.1%	CCC,CC,C 1.4%
Not Rated 10.0%	Not Rated 7.5%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 17.6%	Short-Term Investments and Net Other Assets 18.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Floating Rate Loans 77.1%		Floating Rate Loans 77.3%
	Nonconvertible Bonds 5.2%		Nonconvertible Bonds 4.5%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 17.6%		Short-Term Investments and Net Other Assets 18.0%
* Foreign investments	3.2%	** Foreign investments	3.6%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 77.1%
	Principal Amount	Value (Note 1)
Aerospace - 0.8%
United Defense Industries, Inc. Tranche B term loan 3.57% 8/13/09 (e)	$ 3,143,105	$ 3,143,105
Veridian Corp. term loan 4.57% 6/30/08 (e)	2,747,924	2,765,099
		5,908,204
Automotive - 1.1%
SPX Corp.:
Tranche B term loan 3.5625% 9/30/09 (e)	1,874,097	1,878,782
Tranche C term loan 3.8125% 3/31/10 (e)	3,123,494	3,131,303
Travelcenters of America, Inc. term loan 4.5805% 11/14/08 (e)	953,006	955,389
TRW Automotive Holdings Corp. Tranche B term loan 5.3125% 2/28/11 (e)	1,500,000	1,500,000
		7,465,474
Broadcasting - 5.0%
Citadel Broadcasting Co. Tranche B term loan 3.82% 4/3/09 (e)	5,176,889	5,176,889
Cumulus Media, Inc. Tranche C term loan 3.82% 3/28/10 (e)	6,100,000	6,103,750
Emmis Communications Corp. Tranche B term loan 3.625% 8/31/09 (e)	6,056,041	6,056,041
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (e)	1,750,000	1,680,000
Gray Communications System, Inc. term loan 4.0393% 12/31/10 (e)	1,400,000	1,407,000
LIN Television Corp. Tranche B term loan 3.32% 12/31/07 (e)	6,000,000	5,985,000
Nexstar Finance LLC Tranche B term loan 4.34% 12/31/10 (e)	2,000,000	2,007,500
Paxson Communications Corp. Tranche B term loan 5.1659% 6/30/06 (e)	1,465,076	1,457,750
Sinclair Broadcast Group, Inc.:
term loan 3.625% 12/31/09 (e)	5,100,000	5,100,000
Tranche A1 term loan 3.63% 12/31/09 (e)	1,000,000	1,000,000
		35,973,930
Building Materials - 0.1%
National Waterworks, Inc. Tranche B term loan 6.5% 11/22/09 (e)	990,000	1,001,138
Cable TV - 6.3%
Adelphia Communications Corp. Tranche B term loan 4.6344% 6/25/04 (c)(e)	2,000,000	2,005,000
CC VIII Operating LLC Tranche B term loan 3.28% 2/2/08 (e)	4,977,324	4,479,591
Century Cable Holdings LLC Tranche B term loan 6.25% 12/31/09 (e)	4,750,000	3,800,000
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Cable TV - continued
Charter Communication Operating LLC:
term loan 3.57% 9/18/08 (e)	$ 4,455,000	$ 3,998,363
Tranche B term loan 3.57% 3/18/08 (e)	9,905,163	8,914,647
DIRECTV Holdings LLC Tranche B term loan 4.765% 3/6/10 (e)	10,500,000	10,565,625
Insight Midwest Holdings LLC Tranche B term loan 4.0625% 12/31/09 (e)	2,000,000	1,960,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.93% 9/30/10 (e)	2,000,000	1,990,000
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (e)	4,500,000	3,870,000
PanAmSat Corp. Tranche B term loan 4.815% 12/31/08 (e)	2,000,000	2,002,500
Pegasus Media & Communications, Inc. Tranche B term loan 4.8125% 4/30/05 (e)	1,905,430	1,791,104
		45,376,830
Capital Goods - 2.2%
Dresser, Inc. Tranche B term loan 5.54% 4/10/09 (e)	3,486,706	3,486,706
Flowserve Corp. Tranche C term loan 4.0956% 6/30/09 (e)	2,998,266	3,002,014
Kansas City Southern Railway Co. Tranche B term loan 3.514% 6/12/08 (e)	2,191,000	2,185,523
Mueller Group, Inc. Tranche E term loan 4.0687% 5/31/08 (e)	1,985,000	1,965,150
Terex Corp. term loan:
3.3399% 6/24/09 (e)	3,481,231	3,385,497
3.9% 12/31/09 (e)	1,997,494	1,967,531
		15,992,421
Chemicals - 2.3%
CP Kelco:
Tranche B term loan 5.29% 3/31/08 (e)	395,202	383,346
Tranche C term loan 5.54% 9/30/08 (e)	132,358	128,387
Equistar Chemicals LP/Equistar Funding Corp. term loan 4.79% 8/24/07 (e)	985,000	985,000
Geo Specialty Chemicals, Inc. Tranche B term loan 7.375% 12/31/07 (e)	1,160,321	1,067,496
Georgia Gulf Corp. Tranche C term loan 3.625% 5/12/09 (e)	1,218,495	1,221,541
Huntsman Co. LLC:
Tranche A term loan 5.8791% 3/31/07 (e)	2,230,167	2,090,782
Tranche B term loan 7.875% 3/31/07 (e)	1,069,833	1,002,968
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.3614% 6/30/07 (e)	1,644,739	1,636,515
Tranche C term loan 5.5625% 6/30/08 (e)	1,644,686	1,636,462
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Chemicals - continued
Messer Griesheim Holding AG:
Tranche B2 term loan 4.1% 4/28/09 (e)	$ 701,626	$ 705,134
Tranche C2 term loan 4.5935% 4/28/10 (e)	1,298,374	1,304,866
Millennium America, Inc. term loan 4.3442% 6/18/06 (e)	1,347,500	1,347,500
PMD Group, Inc. Tranche B term loan 4.8366% 9/30/08 (e)	2,842,965	2,867,841
		16,377,838
Consumer Products - 2.3%
Armkel LLC Tranche B term loan 4.375% 3/28/09 (e)	962,151	969,367
Church & Dwight Co., Inc. Tranche B term loan 3.8% 9/30/07 (e)	1,985,000	1,994,925
Playtex Products, Inc. Tranche C term loan 3.6274% 5/31/09 (e)	2,985,000	2,977,538
Revlon Consumer Products Corp. term loan 8.25% 5/30/05 (e)	989,393	939,924
Sealy Mattress Co.:
Tranche B term loan 3.375% 12/15/04 (e)	1,378,301	1,371,410
Tranche C term loan 3.625% 12/15/05 (e)	1,058,000	1,052,710
Tranche D term loan 3.875% 12/15/06 (e)	1,352,551	1,345,788
The Scotts Co. Tranche B term loan 3.7914% 12/31/07 (e)	1,621,851	1,629,960

Weight Watchers International, Inc.:
Tranche B term loan 3.8296% 12/31/07 (e)	899,319	901,568
Tranche D term loan 3.7263% 12/31/08 (e)	3,400,000	3,408,500
		16,591,690
Containers - 3.7%
Ball Corp. Tranche B term loan 3.5106% 12/19/09 (e)	5,486,250	5,499,966
Berry Plastics Corp. term loan 4.35% 6/30/10 (e)	1,989,987	1,999,937
Crown Cork & Seal Americas, Inc. Tranche B term loan 5.54% 9/15/08 (e)	2,000,000	2,005,000
Graphic Packaging Corp. term loan 4.07% 2/28/09 (e)	1,377,538	1,377,538
Owens Group, Inc./Owens-Brockway Glass Container, Inc. term loan 3.31% 3/31/04 (e)	8,530,655	8,509,328
Printpack Holdings, Inc. Tranche B term loan 4.0625% 3/31/09 (e)	985,025	985,025
Silgan Holdings, Inc. Tranche B term loan 3.32% 11/30/08 (e)	5,960,000	5,952,550
U.S. Can Corp. Tranche B term loan 5.54% 10/4/08 (e)	180,649	170,262
		26,499,606
Diversified Media - 1.8%
CanWest Global Communications Corp.:
Tranche B term loan 4.81% 4/30/08 (e)	800,235	801,235
Tranche C term loan 5.06% 4/30/09 (e)	499,448	500,696
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Diversified Media - continued
Lamar Media Corp. Tranche B term loan 3.5625% 6/30/10 (e)	$ 8,500,000	$ 8,500,000
R.H. Donnelly Corp. Tranche B term loan 5.3161% 6/30/10 (e)	3,241,875	3,278,346
		13,080,277
Electric Utilities - 9.0%
AES Corp. Tranche B term loan 7.9901% 7/15/05 (e)	5,247,655	5,247,655
Allegheny Energy Supply Co. LLC Tranche 1 term loan 8% 9/30/04 (e)	4,000,000	4,000,000
Aquila, Inc. term loan 8.75% 5/15/06 (e)	682,540	682,540
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (e)	8,000,000	8,840,000
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (e)	343,784	343,784
Tranche C term loan 9% 9/30/04 (e)	540,541	543,243
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (e)	1,115,676	1,115,676
Consumers Energy Co. term loan:
5.82% 3/28/06 (e)	4,000,000	4,000,000
5.8467% 7/11/04 (e)	5,000,000	5,000,000
International Transmission Co. Tranche B term loan 3.8294% 2/28/09 (e)	1,000,000	1,006,250
ITC Holdings Corp. Tranche B term loan 5.0844% 2/28/09 (e)	1,000,000	1,001,250
Michigan Electric Transmission Co. LLC term loan 3.815% 5/1/07 (e)	347,375	348,243
Northwestern Corp. term loan 8.75% 12/1/06 (e)	1,995,000	2,029,913
Pacific Gas & Electric Co. 8.375% 7/31/03 (e)	6,000,000	6,000,000
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (e)	995,000	1,014,900
Southern California Edison Co. Tranche B term loan 4.375% 3/1/05 (e)	13,500,000	13,499,995
Tucson Electric Power Co. Tranche B term loan 6.82% 11/14/06 (e)	1,700,000	1,708,500
Utilicorp Australia, Inc.:
Tranche A term loan 7% 4/8/04 (e)	158,730	158,730
Tranche B term loan 7% 4/8/04 (e)	158,730	158,730
Western Resources, Inc. term loan 4.3% 6/6/05 (e)	7,994,872	7,974,885
		64,674,294
Energy - 2.8%
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (e)	1,000,000	1,007,500
El Paso Corp. Tranche B term loan 9.75% 3/13/05 (e)	11,000,000	10,972,500
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Energy - continued
PMC (Nova Scotia) Co. term loan 3.6% 5/5/06 (e)	$ 2,970,000	$ 2,947,725
Premcor Refining Group, Inc. term loan 4.5575% 2/11/06 (e)	2,000,000	2,000,000
Pride Offshore, Inc. term loan 4.77% 6/20/07 (e)	1,188,000	1,193,940
Tesoro Petroleum Corp. term loan 6.82% 4/15/08 (e)	2,000,000	2,010,000
		20,131,665
Entertainment/Film - 1.4%
Cinemark, Inc. term loan 4.1296% 3/31/08 (e)	2,700,000	2,710,125
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 4.28% 6/30/08 (e)	3,000,000	2,992,500
Regal Cinemas, Inc. Tranche C term loan 4.0625% 12/31/07 (e)	4,014,423	4,034,495
		9,737,120
Environmental - 0.3%
Casella Waste Systems, Inc. Tranche B term loan 4.5625% 1/24/10 (e)	1,600,000	1,606,000
Stericycle, Inc. Tranche B term loan 3.5707% 9/5/07 (e)	627,358	628,142
		2,234,142
Food and Drug Retail - 1.5%
Duane Reade, Inc. Tranche B term loan 3.8798% 2/15/07 (e)	1,586,747	1,586,747
Rite Aid Corp. Tranche A term loan 5.0659% 6/27/05 (e)	6,157,802	6,142,407
Shoppers Drug Mart Corp. Tranche F term loan 3.2725% 2/4/09 (e)	2,647,059	2,650,368
		10,379,522
Food/Beverage/Tobacco - 3.0%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (e)	1,250,000	1,246,875
Constellation Brands, Inc. Tranche B term loan 4.0625% 11/30/08 (e)	3,000,000	3,007,500
Cott Corp. term loan 4.395% 12/31/06 (e)	673,000	676,365
Del Monte Corp. Tranche B term loan 5.0644% 12/20/10 (e)	4,987,500	5,043,609
National Dairy Holdings LP Tranche B term loan 3.5567% 4/30/09 (e)	2,747,250	2,743,816
Suiza Foods Corp. Tranche B term loan 3.54% 7/15/08 (e)	8,725,926	8,725,926
		21,444,091
Gaming - 2.8%
Alliance Gaming Corp. Tranche B term loan 4.69% 12/31/06 (e)	3,960,000	3,979,800
Ameristar Casinos, Inc. Tranche B term loan 4.0625% 12/20/06 (e)	2,670,550	2,677,227
Argosy Gaming Co. Tranche B term loan 4.04% 7/31/08 (e)	2,655,212	2,665,169
Boyd Gaming Corp. term loan 3.3507% 6/24/08 (e)	1,488,750	1,488,750
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Gaming - continued
Isle of Capri Casinos, Inc. term loan 3.8286% 4/16/12 (e)	$ 594,000	$ 594,000
Marina District Finance Co., Inc. Tranche B term loan 5.3393% 12/13/07 (e)	3,000,000	2,977,500
Penn National Gaming, Inc. Tranche B term loan 5.31% 9/1/07 (e)	3,000,000	2,992,500
Venetian Casino Resort LLC Tranche B term loan 4.29% 6/4/08 (e)	2,679,750	2,693,149
		20,068,095
Healthcare - 7.4%
Accredo Health, Inc. Tranche B term loan 3.83% 3/31/09 (e)	990,000	976,388
Alliance Imaging, Inc. Tranche C term loan 3.7496% 6/10/08 (e)	837,780	802,175
Alpharma, Inc. Tranche B term loan 4.6008% 7/31/08 (e)	677,535	678,382
AmeriPath, Inc. term loan 5.82% 3/27/10 (e)	2,000,000	1,980,000
Apria Healthcare Group, Inc. Tranche B term loan 3.29% 7/20/07 (e)	1,972,469	1,970,003
Caremark Rx, Inc. term loan 3.56% 3/31/06 (e)	3,960,000	3,960,000
Community Health Systems, Inc. term loan 3.59% 7/16/10 (e)	4,079,500	4,069,301
Concentra Operating Corp.:
Tranche B term loan 5.3468% 6/30/06 (e)	611,204	568,420
Tranche C term loan 5.5968% 6/30/07 (e)	305,602	284,210
DaVita, Inc. Tranche B term loan 4.3654% 3/31/09 (e)	4,950,000	4,950,000
Express Scripts, Inc. Tranche B term loan 3.3547% 3/31/07 (e)	2,307,692	2,301,923
Fisher Scientific International, Inc. term loan 3.8125% 3/31/10 (e)	3,150,000	3,165,750
Fresenius Medical Care Holdings, Inc. Tranche B term loan 3.835% 2/21/10 (e)	4,800,000	4,812,000
Genesis Health Ventures, Inc. Tranche B term loan 4.79% 3/31/07 (e)	1,332,787	1,322,791
HCA, Inc. term loan 2.32% 4/30/06 (e)	4,950,000	4,851,000
IASIS Healthcare Corp. Tranche B term loan 5.5288% 2/7/09 (e)	1,995,000	2,004,975
Sybron Dental Management, Inc. term loan 3.846% 6/6/09 (e)	1,338,503	1,341,849
Triad Hospitals, Inc.:
Tranche A term loan 3.56% 3/31/07 (e)	840,000	838,950
Tranche B term loan 4.32% 9/30/08 (e)	9,836,364	9,885,545
Vanguard Health Systems, Inc. Tanche B term loan 5.63% 1/3/10 (e)	1,997,500	2,002,494
		52,766,156
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 0.9%
AIMCO Properties LP term loan 3.89% 3/11/04 (e)	$ 1,096,433	$ 1,096,433
Corrections Corp. of America Tranche B term loan 4.8255% 3/31/08 (e)	2,967,114	2,974,532
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.83% 4/17/07 (e)	992,500	990,019
Wackenhut Corrections Corp. term loan 6% 12/17/08 (e)	997,500	997,500
		6,058,484
Hotels - 0.5%
Extended Stay America, Inc. Tranche B term loan 4.32% 1/15/08 (e)	1,336,411	1,323,047
KSL Recreation Group, Inc. Tranche C term loan 4.09% 12/21/06 (e)	1,960,000	1,950,200
		3,273,247
Leisure - 0.8%
Six Flags Theme Park, Inc. Tranche B term loan 3.55% 6/30/09 (e)	6,000,000	5,970,000
Metals/Mining - 0.6%
Arch Western Resources LLC Tranche B term loan 4.3352% 4/12/10 (e)	1,000,000	1,000,000
Compass Minerals Group, Inc. Tranche B term loan 3.7519% 11/28/09 (e)	394,257	396,228
Peabody Energy Corp. term loan 3.7867% 3/21/10 (e)	3,000,000	3,015,000
		4,411,228
Paper - 3.3%
Georgia-Pacific Corp. term loan 3.515% 11/28/05 (e)	3,000,000	2,850,000
Jefferson Smurfit Corp. Tranche B term loan 4.625% 3/31/07 (e)	6,452,727	6,452,727
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 4.0275% 9/16/10 (e)	500,000	491,875
Tranche C term loan 4.5275% 9/16/11 (e)	500,000	491,875
Packaging Corp. of America Tranche B term loan 3.29% 6/29/07 (e)	1,178,129	1,178,129
Riverwood International Corp. Tranche B term loan:
3.7965% 3/31/07 (e)	990,000	987,525
4.04% 12/31/06 (e)	5,400,000	5,386,500
Stone Container Corp.:
Tranche B term loan 3.875% 6/30/09 (e)	5,075,326	5,068,982
Tranche C term loan 3.875% 6/30/09 (e)	859,928	858,854
		23,766,467
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Publishing/Printing - 2.9%
Advanstar Communications, Inc. Tranche B term loan 5.8% 10/11/07 (e)	$ 2,114,286	$ 2,013,857
American Media Operations, Inc. Tranche C1 term loan 4.1% 4/1/07 (e)	2,743,003	2,749,860
Bell Actimedia, Inc. Tranche C term loan 5.59% 11/29/10 (e)	1,946,220	1,960,816
Dex Media East LLC/Dex Media East Finance Co. Tranche B term loan 5.56% 11/8/09 (e)	2,959,349	3,003,739
Moore Holdings USA, Inc. Tranche B term loan 4.2688% 3/14/10 (e)	3,000,000	3,022,500
Reader's Digest Association, Inc. Tranche B term loan 3.6679% 5/20/08 (e)	2,977,500	2,917,950
Sun Media Corp. Canada Tranche B term loan 3.7988% 2/7/09 (e)	1,925,435	1,923,028
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.3015% 6/27/08 (e)	1,468,813	1,470,649
Yell Finance BV Tranche C term loan 4.815% 3/31/10 (e)	1,980,000	1,957,725
		21,020,124
Restaurants - 1.2%
AFC Enterprises, Inc. Tranche B term loan 3.589% 5/23/09 (e)	1,663,214	1,646,582
Buffets, Inc. term loan 4.8928% 6/28/09 (e)	827,651	802,821
Domino's Franchise Holding Co. Tranche B term loan 3.54% 6/30/08 (e)	4,714,375	4,714,375
Jack in the Box, Inc. Tranche B term loan 4.5802% 7/22/07 (e)	1,121,250	1,124,053
		8,287,831
Services - 1.6%
Coinmach Corp. Tranche B term loan 4.1201% 7/25/09 (e)	2,254,000	2,256,818
CSG Systems International, Inc. Tranche B term loan 4.0201% 2/28/08 (e)	2,000,000	1,940,000
Iron Mountain, Inc. Tranche B term loan 3.597% 2/15/08 (e)	4,990,000	4,990,000
JohnsonDiversey, Inc. Tranche B term loan 4.85% 11/3/09 (e)	995,000	999,975
United Rentals, Inc. term loan 4.6626% 10/7/07 (e)	852,044	849,914
		11,036,707
Steels - 0.3%
Steel Dynamics, Inc. Tranche B term loan 5.0464% 3/26/08 (e)	2,000,000	2,010,000
Super Retail - 1.7%
Advance Stores Co., Inc. Tranche C term loan 4.0625% 11/30/07 (e)	3,000,000	3,000,000
Hollywood Entertainment Corp. Tranche B term loan 4.89% 3/31/08 (e)	2,850,000	2,857,125
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Super Retail - continued
Kmart Corp. Tranche B term loan 4.55% 4/22/04 (e)	$ 4,000,000	$ 3,980,000
PETCO Animal Supplies, Inc. Tranche C term loan 4.3122% 10/2/08 (e)	1,984,496	1,991,938
		11,829,063
Technology - 2.7%
Alliant Techsystems, Inc. Tranche C term loan 3.68% 4/20/09 (e)	4,435,089	4,446,177
Amphenol Corp. Tranche B term loan 3.2644% 10/3/06 (e)	2,000,000	1,995,000
DRS Technologies, Inc. term loan 4.393% 9/30/08 (e)	1,532,250	1,541,826
Sanmina-SCI Corp. Tranche B term loan 5.35% 12/23/07 (e)	997,500	1,004,981
Seagate Technology Holdings, Inc. term loan 3.375% 5/13/07 (e)	1,990,000	1,994,975
Titan Corp. Tranche B term loan 4.1415% 6/30/09 (e)	2,977,500	2,970,056
Xerox Corp.:
Tranche A term loan 5.8236% 4/30/05 (e)	3,521,685	3,486,468
Tranche B term loan 5.84% 4/30/05 (e)	1,943,764	1,929,186
		19,368,669
Telecommunications - 6.5%
American Tower LP:
Tranche A term loan 3.8535% 6/30/07 (e)	3,083,154	2,928,997
Tranche B term loan 4.82% 12/31/07 (e)	2,489,470	2,424,121
Broadwing, Inc.:
Tranche A term loan 5.0695% 11/9/04 (e)	906,988	895,651
Tranche C term loan 5.0479% 6/29/07 (e)	1,795,792	1,737,428
CBD Media, Inc. Tranche B term loan 4.565% 12/31/08 (e)	1,932,500	1,932,500
Crown Castle Operating Co. Tranche B term loan 4.15% 3/15/08 (e)	5,500,000	5,445,000
Level 3 Communications, Inc. Tranche C term loan 5.84% 1/30/08 (e)	2,000,000	1,740,000
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (e)	4,293,207	4,207,343
Tranche C term loan 5% 12/31/08 (e)	4,293,207	4,207,343
Tranche D term loan 4.375% 3/31/09 (e)	997,500	970,069
Qwest Services Corp. Tranche Q revolver loan 4.95% 5/3/05 (e)	3,000,000	2,835,000
SpectraSite Communications, Inc. Tranche B term loan 5.3288% 12/31/07 (e)	4,052,608	3,829,715
Sygnet Wireless, Inc.:
Tranche B term loan 4.01% 3/23/07 (e)	1,114,421	1,041,984
Floating Rate Loans (f) - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Sygnet Wireless, Inc.: - continued
Tranche C term loan 5.01% 12/23/07 (e)	$ 791,650	$ 732,277
Triton PCS, Inc. Tranche B term loan 4.3491% 2/4/07 (e)	8,166,643	7,962,477
Western Wireless Corp.:
Tranche A term loan 3.0413% 3/31/08 (e)	2,925,000	2,537,438
Tranche B term loan 4.2374% 9/30/08 (e)	1,496,250	1,271,813
		46,699,156
Textiles & Apparel - 0.3%
Levi Strauss & Co. Tranche B term loan 5.2601% 7/31/06 (e)	983,886	949,450
The William Carter Co. Tranche B term loan 4.6517% 8/15/08 (e)	946,441	951,174
		1,900,624
TOTAL FLOATING RATE LOANS (Cost $552,079,843)		551,334,093
Nonconvertible Bonds - 5.2%

Broadcasting - 0.3%
Radio One, Inc. 8.875% 7/1/11	2,000,000	2,200,000
Capital Goods - 1.1%
Tyco International Group SA yankee:
1.79% 7/30/03 (e)	5,000,000	4,925,000
6.375% 2/15/06	3,000,000	3,015,000
		7,940,000
Chemicals - 0.1%
Methanex Corp. yankee 7.75% 8/15/05	1,000,000	1,035,000
Containers - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000,000	2,155,000
Electric Utilities - 0.3%
Pacific Gas & Electric Co.:
6.75% 10/1/23	285,000	276,450
7.05% 3/1/24	1,000,000	1,005,000
Southern California Edison Co. 6.25% 6/15/03	1,000,000	1,000,000
		2,281,450
Energy - 1.3%
Chesapeake Energy Corp. 7.875% 3/15/04	4,000,000	4,160,000
Pride International, Inc. 10% 6/1/09	1,000,000	1,090,000
Pride Petroleum Services, Inc. 9.375% 5/1/07	1,000,000	1,035,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Southern Natural Gas Co. 8.875% 3/15/10 (d)	$ 840,000	$ 924,000
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000,000	2,192,500
		9,401,500
Hotels - 0.3%
ITT Corp. 6.75% 11/15/03	2,000,000	2,020,000
Paper - 0.3%
Packaging Corp. of America 9.625% 4/1/09	2,000,000	2,170,000
Shipping - 0.5%
General Maritime Corp. 10% 3/15/13 (d)	1,000,000	1,080,000
Teekay Shipping Corp. yankee 8.32% 2/1/08	2,000,000	2,140,000
		3,220,000
Telecommunications - 0.7%
British Telecommunications PLC 2.5538% 12/15/03 (e)	3,000,000	3,011,910
U.S. West Communications 7.2% 11/1/04	2,000,000	2,020,000
		5,031,910
TOTAL NONCONVERTIBLE BONDS (Cost $36,507,990)		37,454,860
Commercial Mortgage Securities - 0.1%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.4029% 12/15/09 (d)(e) (Cost $965,233)	1,000,000	983,502
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 20.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b)	78,072,575	$ 78,072,575
Fidelity Money Market Central Fund, 1.36% (b)	68,443,814	68,443,814
TOTAL MONEY MARKET FUNDS (Cost $146,516,389)		146,516,389
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $736,069,455)		736,288,844
NET OTHER ASSETS - (2.9)%		(20,798,678)
NET ASSETS - 100%		$ 715,490,166
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,987,502 or 0.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $259,407,362 and $99,082,638, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,069,000 of which $5,000, $818,000 and $8,246,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $736,069,455) - See accompanying schedule		$ 736,288,844
Cash		2,539,247
Receivable for investments sold		2,090,908
Receivable for fund shares sold		4,137,308
Interest receivable		2,980,459
Redemption fees receivable		88
Total assets		748,036,854

Liabilities
Payable for investments purchased	$ 29,952,092
Payable for fund shares redeemed	1,440,027
Distributions payable	379,144
Accrued management fee	385,592
Distribution fees payable	234,473
Other payables and accrued expenses	155,360
Total liabilities		32,546,688

Net Assets		$ 715,490,166
Net Assets consist of:
Paid in capital		$ 726,272,343
Undistributed net investment income		507,619
Accumulated undistributed net realized gain (loss) on investments		(11,509,185)
Net unrealized appreciation (depreciation) on investments		219,389
Net Assets		$ 715,490,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,339,748 ÷ 3,838,795 shares)	$ 9.73

Maximum offering price per share (100/96.25 of $9.73)	$ 10.11
Class T: Net Asset Value and redemption price per share ($70,066,278 ÷ 7,209,821 shares)	$ 9.72

Maximum offering price per share (100/97.25 of $9.72)	$ 9.99
Class B: Net Asset Value and offering price per share ($116,432,324 ÷ 11,981,659 shares) A	$ 9.72

Class C: Net Asset Value and offering price per share ($221,983,088 ÷ 22,825,494 shares) A	$ 9.73

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($250,066,392 ÷ 25,731,150 shares)	$ 9.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,602,336 ÷ 2,017,739 shares)	$ 9.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 13,266,436

Expenses
Management fee	$ 1,941,122
Transfer agent fees	421,505
Distribution fees	1,430,488
Accounting fees and expenses	132,278
Non-interested trustees' compensation	1,110
Custodian fees and expenses	14,094
Registration fees	74,429
Audit	18,138
Legal	40,189
Miscellaneous	889
Total expenses before reductions	4,074,242
Expense reductions	(13,737)	4,060,505
Net investment income (loss)		9,205,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,237,893)
Change in net unrealized appreciation (depreciation) on investment securities		18,906,269
Net gain (loss)		16,668,376
Net increase (decrease) in net assets resulting from operations		$ 25,874,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,205,931	$ 17,114,057
Net realized gain (loss)	(2,237,893)	(8,479,878)
Change in net unrealized appreciation (depreciation)	18,906,269	(7,489,007)
Net increase (decrease) in net assets resulting from operations	25,874,307	1,145,172
Distributions to shareholders from net investment income	(9,553,333)	(16,398,303)
Share transactions - net increase (decrease)	197,888,873	(9,652,611)
Redemption fees	68,623	60,419
Total increase (decrease) in net assets	214,278,470	(24,845,323)

Net Assets
Beginning of period	501,211,696	526,057,019
End of period (including undistributed net investment income of $507,619 and undistributed net investment income of $855,021, respectively)	$ 715,490,166	$ 501,211,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.352	.580	.136
Net realized and unrealized gain (loss)	.286	(.264)	(.185)	(.047)
Total from investment operations	.458	.088	.395	.089
Distributions from net investment income	(.179)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.73	$ 9.45	$ 9.70	$ 9.94
Total Return B,C,D	4.89%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.13% A	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	.99%	.78% A
Expenses net of all reductions	1.10% A	1.09%	.98%	.78% A
Net investment income (loss)	3.60% A	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,340	$ 36,880	$ 40,806	$ 9,409
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.167	.342	.573	.131
Net realized and unrealized gain (loss)	.286	(.263)	(.195)	(.045)
Total from investment operations	.453	.079	.378	.086
Distributions from net investment income	(.174)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C,D	4.85%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.20% A	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.20% A	1.19%	1.06%	.93% A
Expenses net of all reductions	1.20% A	1.19%	1.06%	.93% A
Net investment income (loss)	3.50% A	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,066	$ 74,810	$ 75,671	$ 24,571
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.145	.298	.525	.134
Net realized and unrealized gain (loss)	.287	(.263)	(.194)	(.056)
Total from investment operations	.432	.035	.331	.078
Distributions from net investment income	(.153)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C,D	4.61%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.64%	1.54%	1.23% A
Net investment income (loss)	3.05% A	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,432	$ 118,297	$ 124,541	$ 24,044
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.141	.290	.516	.125
Net realized and unrealized gain (loss)	.286	(.263)	(.184)	(.051)
Total from investment operations	.427	.027	.332	.074
Distributions from net investment income	(.148)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.001	.003	.001
Net asset value, end of period	$ 9.73	$ 9.45	$ 9.70	$ 9.94
Total Return B,C,D	4.56%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.74% A	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.74% A	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.74% A	1.73%	1.63%	1.44% A
Net investment income (loss)	2.96% A	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,983	$ 235,462	$ 277,671	$ 47,708
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2000 (commencement of operations) to October 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.177	.040
Net realized and unrealized gain (loss)	.290	(.084)
Total from investment operations	.467	(.044)
Distributions from net investment income	(.188)	(.037)
Redemption fees added to paid in capital D	.001	.001
Net asset value, end of period	$ 9.72	$ 9.44
Total Return B,C	5.00%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	1.15% A
Expenses net of voluntary waivers, if any	.90% A	.95% A
Expenses net of all reductions	.90% A	.94% A
Net investment income (loss)	3.80% A	3.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,066	$ 18,148
Portfolio turnover rate	43% A	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.180	.365	.590	.151
Net realized and unrealized gain (loss)	.286	(.262)	(.193)	(.058)
Total from investment operations	.466	.103	.397	.093
Distributions from net investment income	(.187)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.001	.003	.001
Net asset value, end of period	$ 9.72	$ 9.44	$ 9.69	$ 9.94
Total Return B,C	4.99%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.92% A	.94%	.87%	.49% A
Expenses net of all reductions	.92% A	.93%	.87%	.49% A
Net investment income (loss)	3.78% A	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,602	$ 17,614	$ 7,368	$ 875
Portfolio turnover rate	43% A	77%	55%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period August 16, 2000 (commencement of operations) to October 31, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,425,432	|
Unrealized depreciation	(4,849,141)
Net unrealized appreciation (depreciation)	$ 576,291
Cost for federal income tax purposes	$ 735,712,553

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .69% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 27,085	$ 219
Class T	0%	.25%	86,742	709
Class B	.55%	.15%	410,824	323,554
Class C	.55%	.25%	905,837	299,938
			$ 1,430,488	$ 624,420

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,730
Class T	10,569
Class B*	250,475
Class C*	69,226
$ 346,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income Fund. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 33,880	.19*
Class T	56,166	.16*
Class B	96,743	.17*
Class C	167,819	.15*
Fidelity Floating Rate High Income Fund	55,432	.11*
Institutional Class	11,465	.13*
	$ 421,505

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $748,955 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 4,881
Class T	1.20%	1,300
Class B	1.65%	5,532
		$ 11,713

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,024.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 672,181	$ 1,416,365
Class T	1,267,663	2,733,425
Class B	1,871,574	3,728,719
Class C	3,504,514	7,916,481
Fidelity Floating Rate High Income Fund	1,887,437	27,352
Institutional Class	349,964	575,961
Total	$ 9,553,333	$ 16,398,303

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002A	Six months ended April 30, 2003	Year ended October 31, 2002A
Class A
Shares sold	949,981	2,012,769	$ 9,147,466	$ 19,547,251
Reinvestment of distributions	49,980	107,149	480,907	1,035,972
Shares redeemed	(1,065,154)	(2,421,410)	(10,228,991)	(23,408,607)
Net increase (decrease)	(65,193)	(301,492)	$ (600,618)	$ (2,825,384)
Class T
Shares sold	1,328,220	5,346,120	$ 12,800,276	$ 51,902,176
Reinvestment of distributions	113,701	240,647	1,092,928	2,322,291
Shares redeemed	(2,158,162)	(5,466,050)	(20,712,107)	(52,625,024)
Net increase (decrease)	(716,241)	120,717	$ (6,818,903)	$ 1,599,443
Class B
Shares sold	982,370	3,679,081	$ 9,445,977	$ 35,646,710
Reinvestment of distributions	134,404	260,831	1,291,762	2,518,954
Shares redeemed	(1,669,355)	(4,251,942)	(16,032,770)	(40,949,562)
Net increase (decrease)	(552,581)	(312,030)	$ (5,295,031)	$ (2,783,898)
Class C
Shares sold	2,319,892	9,640,677	$ 22,322,816	$ 93,673,867
Reinvestment of distributions	244,760	561,009	2,353,793	5,424,831
Shares redeemed	(4,668,714)	(13,892,017)	(44,828,121)	(133,841,051)
Net increase (decrease)	(2,104,062)	(3,690,331)	$ (20,151,512)	$ (34,742,353)
Fidelity Floating Rate High Income fund
Shares sold	25,051,886	1,925,827	$ 241,290,856	$ 18,241,479
Reinvestment of distributions	172,364	2,686	1,662,784	25,355
Shares redeemed	(1,415,506)	(6,107)	(13,657,140)	(57,778)
Net increase (decrease)	23,808,744	1,922,406	$ 229,296,500	$ 18,209,056
Institutional Class
Shares sold	551,532	2,635,414	$ 5,306,392	$ 25,594,498
Reinvestment of distributions	15,550	20,972	149,556	201,594
Shares redeemed	(416,104)	(1,549,687)	(3,997,511)	(14,905,567)
Net increase (decrease)	150,978	1,106,699	$ 1,458,437	$ 10,890,525

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FHI-USAN-0603
1.784879.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	5.7	2.6
4 - 4.99%	1.2	1.9
5 - 5.99%	9.9	12.1
6 - 6.99%	44.1	34.1
7 - 7.99%	7.3	10.6
8 - 8.99%	6.8	7.2
9 - 9.99%	0.3	0.4
10 - 10.99%	2.0	4.0
11 - 11.99%	10.4	20.8
12% and over	3.7	4.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2003
6 months ago
Years	8.2	9.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003 *	As of October 31, 2002 **
Mortgage Securities 5.8%	Mortgage Securities 6.0%
CMOs and Other Mortgage Related Securities 26.0%	CMOs and Other Mortgage Related Securities 21.5%
U.S. Treasury Obligations 41.1%	U.S. Treasury Obligations 48.2%
U.S. Government Agency Obligations 18.8%	U.S. Government Agency Obligations 21.8%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 2.5%

* Futures and Swaps	6.8%	** Futures and Swaps	(5.0)%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 59.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 18.8%
Fannie Mae:
4.375% 3/15/13	$ 10,100,000	$ 10,200,687
6% 5/15/08	20,300,000	23,034,978
6.25% 2/1/11	4,660,000	5,276,210
6.625% 9/15/09	1,620,000	1,903,660
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	813,813
Federal Home Loan Bank 5.8% 9/2/08	29,265,000	33,136,818
Freddie Mac:
3.875% 2/15/05	3,736,000	3,886,340
5.5% 9/15/11	290,000	320,121
5.875% 3/21/11	8,310,000	9,212,931
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	529,999	586,322
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	63,733	65,964
Series 1993-D, 5.23% 5/15/05	93,829	96,389
Series 1994-A, 7.12% 4/15/06	5,451,221	5,855,265
Series 1994-F, 8.187% 12/15/04	1,037,308	1,071,218
Series 1995-A, 6.28% 6/15/04	619,412	638,583
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	2,625,000	2,863,087
Series 1994-B, 7.5% 1/26/06	99,827	108,170
Series 1997-A, 6.104% 7/15/03	333,333	336,923
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,304,348	1,466,204
Series 2000-016, 6.07% 12/15/14	4,200,000	4,654,125
6.77% 11/15/13	1,405,769	1,599,501
6.99% 5/21/16	4,597,500	5,215,772
Private Export Funding Corp. secured:
5.34% 3/15/06	4,640,000	5,049,021
5.66% 9/15/11 (a)	2,610,000	2,893,838
6.67% 9/15/09	880,000	1,037,826
6.86% 4/30/04	201,500	211,371
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	6,000,000	6,174,235
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	$ 8,560,000	$ 9,261,441
6.6% 2/15/08	13,100,000	14,608,138
6.8% 2/15/12	5,000,000	5,771,765
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,320,532
5.96% 8/1/09	1,800,000	1,990,782
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	240,000	269,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		161,931,084
U.S. Treasury Inflation Protected Obligations - 5.1%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	39,066,300	43,888,548
U.S. Treasury Obligations - 36.0%
U.S. Treasury Bonds:
6.125% 8/15/29	97,015,000	114,659,603
8% 11/15/21	38,494,000	53,998,344
10% 5/15/10	14,950,000	17,429,009
11.25% 2/15/15	54,208,000	90,218,212
13.25% 5/15/14	20,500,000	31,733,365
U.S. Treasury Notes 6.5% 10/15/06	2,000,000	2,283,906
TOTAL U.S. TREASURY OBLIGATIONS		310,322,439
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $498,083,779)		516,142,071
U.S. Government Agency - Mortgage Securities - 5.8%

Fannie Mae - 4.9%
6% 9/1/17	14,126,216	14,807,697
6.5% 2/1/10 to 4/1/31	11,762,328	12,300,979
6.5% 5/1/33 (b)	19,615	20,504
7% 4/1/26 to 7/1/32	12,369,047	13,081,017
7.5% 3/1/28 to 4/1/29	119,970	128,307
8.5% 9/1/16 to 1/1/17	28,308	31,042
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
9% 11/1/11 to 5/1/14	$ 809,611	$ 894,319
9.5% 11/1/06 to 5/1/20	482,671	532,153
11.5% 6/1/19	112,889	131,425
12.5% 8/1/15	4,664	5,466
		41,932,909
Freddie Mac - 0.5%
6.775% 11/15/03	1,395,132	1,407,725
7.5% 3/1/15 to 3/1/16	2,276,840	2,442,666
8.5% 8/1/09 to 2/1/10	104,818	113,416
9% 10/1/08 to 10/1/20	217,175	238,000
9.5% 5/1/21 to 7/1/21	161,769	180,136
11% 7/1/13 to 5/1/14	170,428	195,253
12.5% 2/1/10 to 6/1/19	80,026	93,535
		4,670,731
Government National Mortgage Association - 0.4%
6.5% 6/20/32	561,364	587,508
7.5% 9/15/06 to 8/15/29	594,673	627,294
8% 12/15/23	1,599,116	1,754,009
9% 9/15/05 to 12/15/09	6,021	6,062
10.5% 8/15/16 to 1/20/18	149,379	172,864
13.5% 7/15/11	15,922	19,113
		3,166,850
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,875,327)		49,770,490
Collateralized Mortgage Obligations - 24.9%

U.S. Government Agency - 24.9%
Fannie Mae:
REMIC planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	10,000,000	10,708,340
Series 1993-149 Class K, 6.5% 8/25/23	10,000,000	10,322,079
Series 1993-160 Class PK, 6.5% 11/25/22	5,413,000	5,633,264
Series 1994-27 Class PJ, 6.5% 6/25/23	2,000,000	2,118,466
Series 1997-38 Class PE, 6% 8/17/25	5,741,612	5,814,699
sequential pay Series 1993-215 Class C, 6.5% 10/25/21	1,266,393	1,268,767
Series 1994-28 Class N, 6.5% 10/25/23	3,588,477	3,591,576
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-11 Class H, 6% 7/18/25	$ 840,177	$ 846,238
Series 2001-30 Class PL, 7% 2/25/31	6,079,537	6,476,007
Series 2001-53 Class OH, 6.5% 6/25/30	495,000	515,623
Series 2001-56 Class KD, 6.5% 7/25/30	13,740,000	14,346,260
Series 2001-62 Class PF, 6.5% 6/25/26	2,000,000	2,059,792
Fannie Mae guaranteed pass thru trust Series 2002-38 Class QB, 5.75% 7/25/13	6,465,000	6,611,737
Freddie Mac Manufactured Housing participation certificates guaranteed:
REMIC planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,326,524
sequential pay Series 2333 Class KA, 6.5% 7/15/31	12,947,000	13,936,595
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	478,293	501,701
Series 1671 Class G, 6.5% 8/15/23	15,000,000	15,888,584
Series 1714 Class H, 6.75% 5/15/23	5,000,000	5,179,752
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,761,489
Series 1948 Class PG, 6.15% 11/15/25	429,757	430,628
Series 2206 Class PA, 7.5% 11/15/21	1,615,781	1,641,364
Series 2275 Class PM, 6.5% 10/15/29	5,000,000	5,275,183
Series 2295 Class PE, 6.5% 2/15/30	12,997,960	13,320,885
Series 2322 Class HC, 6.5% 3/15/30	360,000	374,195
Series 2358 Class LG, 6% 4/15/28	220,000	226,635
Series 2368 Class PQ, 6.5% 8/15/30	2,750,000	2,910,417
sequential pay:
Series 1974 Class Z, 7% 8/15/20	3,107,127	3,141,783
Series 2303 Class VT, 6% 2/15/12	1,436,880	1,495,599
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	5,125,347
Series 1535 Class PN, 7% 12/15/06	2,790,394	2,824,343
Series 2435 Class WC, 5.5% 4/15/32	806,412	808,520
Series 2481 Class JA, 5% 8/15/17	4,474,500	4,491,706
Series 2483 Class EG, 6% 8/15/32	3,203,654	3,217,251
Series 2574 Class GZ, 5% 2/15/18	2,891,000	2,878,279
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10,000,000	10,572,624
Freddie Mac participation certificates sequential pay:
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,664,209
Series 2355 Class AE, 6% 9/15/31	12,665,503	13,432,310
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac participation certificates sequential pay: - continued
Series 2361 Class KB, 6.25% 1/15/28	$ 17,600,000	$ 18,706,943
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	2,167,469	2,255,938
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2000-12 Class B, 7.5% 12/16/28	3,085,525	3,249,394
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $213,628,233)		214,951,046
Commercial Mortgage Securities - 1.1%

Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0213% 2/16/24 (c)	8,000,000	8,776,250
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	1,315,000	1,295,994
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,890,063)		10,072,244
Cash Equivalents - 8.6%
Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $73,978,000)	$ 73,980,776	73,978,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $844,455,402)	864,913,851
NET OTHER ASSETS - (0.3)%	(2,826,244)
NET ASSETS - 100%	$ 862,087,607
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.3785% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Feb. 2006	$ 50,000,000	$ 293,105
Receive quarterly a fixed rate equal to 2.84% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	March 2007	8,500,000	51,196
		$ 58,500,000	$ 344,301
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,893,838 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,126,439,290 and $1,138,688,467, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,201,000 and repurchase agreements of $73,978,000) (cost $844,455,402) - See accompanying schedule		$ 864,913,851
Cash		735
Receivable for investments sold		17,526
Receivable for fund shares sold		1,345,190
Interest receivable		9,786,066
Unrealized gain on swap agreements		344,301
Total assets		876,407,669

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 20,452
Payable for fund shares redeemed	2,750,193
Distributions payable	312,675
Accrued management fee	309,924
Distribution fees payable	336,624
Other payables and accrued expenses	184,885
Collateral on securities loaned, at value	10,405,309
Total liabilities		14,320,062

Net Assets		$ 862,087,607
Net Assets consist of:
Paid in capital		$ 828,975,584
Undistributed net investment income		206,626
Accumulated undistributed net realized gain (loss) on investments		12,102,647
Net unrealized appreciation (depreciation) on investments		20,802,750
Net Assets		$ 862,087,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($84,438,106 ÷ 8,149,857 shares)	$ 10.36

Maximum offering price per share (100/95.25 of $10.36)	$ 10.88
Class T: Net Asset Value and redemption price per share ($364,787,003 ÷ 35,227,951 shares)	$ 10.36

Maximum offering price per share (100/96.50 of $10.36)	$ 10.74
Class B: Net Asset Value and offering price per share ($232,553,467 ÷ 22,479,100 shares) A	$ 10.35

Class C: Net Asset Value and offering price per share ($106,314,445 ÷ 10,269,526 shares) A	$ 10.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,994,586 ÷ 7,177,478 shares)	$ 10.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 18,615,407
Security lending		28,614
Total income		18,644,021

Expenses
Management fee	$ 1,808,399
Transfer agent fees	804,750
Distribution fees	2,062,001
Accounting and security lending fees	102,872
Non-interested trustees' compensation	1,753
Custodian fees and expenses	15,599
Registration fees	64,163
Audit	25,797
Legal	6,425
Miscellaneous	6
Total expenses before reductions	4,891,765
Expense reductions	(1,734)	4,890,031
Net investment income (loss)		13,753,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,592,741
Swap agreements	(1,248,073)
Total net realized gain (loss)		13,344,668
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,080,425)
Swap agreements	454,225
Total change in net unrealized appreciation (depreciation)		(5,626,200)
Net gain (loss)		7,718,468
Net increase (decrease) in net assets resulting from operations		$ 21,472,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,753,990	$ 24,322,158
Net realized gain (loss)	13,344,668	16,893,164
Change in net unrealized appreciation (depreciation)	(5,626,200)	(1,624,808)
Net increase (decrease) in net assets resulting from operations	21,472,458	39,590,514
Distributions to shareholders from net investment income	(13,472,957)	(25,095,039)
Distributions to shareholders from net realized gain	(5,552,223)	-
Total distributions	(19,025,180)	(25,095,039)
Share transactions - net increase (decrease)	40,258,619	194,715,430
Total increase (decrease) in net assets	42,705,897	209,210,905

Net Assets
Beginning of period	819,381,710	610,170,805
End of period (including undistributed net investment income of $206,626 and distributions in excess of net investment income of $74,407, respectively)	$ 862,087,607	$ 819,381,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02	$ 9.67
Income from Investment Operations
Net investment income (loss) E	.186	.410 G	.546	.559	.545	.545
Net realized and unrealized gain (loss)	.097	.205G	.730	.115	(.696)	.368
Total from investment operations	.283	.615	1.276	.674	(.151)	.913
Distributions from net investment income	(.183)	(.425)	(.556)	(.564)	(.559)	(.563)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.253)	(.425)	(.556)	(.564)	(.559)	(.563)
Net asset value, end of period	$ 10.36	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02
Total Return B,C,D	2.78%	6.31%	13.95%	7.53%	(1.53)%	9.74%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.83%	.87%	.85%	.87%	1.24%
Expenses net of voluntary waivers, if any	.83% A	.83%	.87%	.85%	.87%	.90%
Expenses net of all reductions	.83% A	.83%	.86%	.85%	.87%	.90%
Net investment income (loss)	3.66% A	4.11%G	5.61%	6.02%	5.73%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,438	$ 68,973	$ 43,205	$ 15,053	$ 15,273	$ 7,884
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02	$ 9.67
Income from Investment Operations
Net investment income (loss)E	.181	.398G	.535	.549	.541	.546
Net realized and unrealized gain (loss)	.107	.206G	.731	.114	(.710)	.351
Total from investment operations	.288	.604	1.266	.663	(.169)	.897
Distributions from net investment income	(.178)	(.414)	(.546)	(.553)	(.551)	(.547)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.248)	(.414)	(.546)	(.553)	(.551)	(.547)
Net asset value, end of period	$ 10.36	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Total ReturnB,C,D	2.83%	6.19%	13.86%	7.41%	(1.71)%	9.56%
Ratios to Average Net AssetsF
Expenses before expense reductions	.93% A	.94%	.96%	.95%	.96%	1.01%
Expenses net of voluntary waivers, if any	.93% A	.94%	.96%	.95%	.96%	1.00%
Expenses net of all reductions	.93% A	.94%	.96%	.95%	.95%	1.00%
Net investment income (loss)	3.55% A	4.00%G	5.52%	5.92%	5.65%	5.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,787	$ 366,209	$ 293,105	$ 182,049	$ 215,089	$ 212,933
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01	$ 9.66
Income from Investment Operations
Net investment income (loss)E	.148	.335 G	.474	.490	.479	.475
Net realized and unrealized gain (loss)	.106	.205G	.720	.114	(.699)	.359
Total from investment operations	.254	.540	1.194	.604	(.220)	.834
Distributions from net investment income	(.144)	(.350)	(.484)	(.494)	(.490)	(.484)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.214)	(.350)	(.484)	(.494)	(.490)	(.484)
Net asset value, end of period	$ 10.35	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01
Total Return B,C,D	2.50%	5.52%	13.03%	6.73%	(2.24)%	8.87%
Ratios to Average Net Assets F
Expenses before expense reductions	1.58% A	1.58%	1.60%	1.59%	1.59%	1.69%
Expenses net of voluntary waivers, if any	1.58% A	1.58%	1.60%	1.59%	1.59%	1.65%
Expenses net of all reductions	1.58% A	1.58%	1.60%	1.59%	1.59%	1.65%
Net investment income (loss)	2.91% A	3.36% G	4.88%	5.28%	5.01%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,553	$ 230,244	$ 158,864	$ 77,424	$ 94,871	$ 74,073
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02	$ 9.64
Income from Investment Operations
Net investment income (loss) E	.144	.327 H	.468	.482	.468	.450
Net realized and unrealized gain (loss)	.096	.205H	.729	.115	(.708)	.398
Total from investment operations	.240	.532	1.197	.597	(.240)	.848
Distributions from net investment income	(.140)	(.342)	(.477)	(.487)	(.480)	(.468)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.210)	(.342)	(.477)	(.487)	(.480)	(.468)
Net asset value, end of period	$ 10.35	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Total Return B,C,D	2.36%	5.44%	13.05%	6.64%	(2.43)%	9.02%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67% A	1.66%	1.67%	1.67%	1.69%	2.19% A
Expenses net of voluntary waivers, if any	1.67% A	1.66%	1.67%	1.67%	1.69%	1.75% A
Expenses net of all reductions	1.67% A	1.66%	1.67%	1.67%	1.69%	1.75% A
Net investment income (loss)	2.82% A	3.29% H	4.81%	5.20%	4.91%	4.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,314	$ 103,002	$ 87,214	$ 30,133	$ 35,652	$ 14,954
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00	$ 9.65
Income from Investment Operations
Net investment income (loss) D	.192	.422 F	.560	.572	.567	.570
Net realized and unrealized gain (loss)	.099	.207F	.723	.118	(.720)	.352
Total from investment operations	.291	.629	1.283	.690	(.153)	.922
Distributions from net investment income	(.191)	(.439)	(.573)	(.580)	(.577)	(.572)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.261)	(.439)	(.573)	(.580)	(.577)	(.572)
Net asset value, end of period	$ 10.31	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00
Total Return B,C	2.87%	6.49%	14.11%	7.75%	(1.55)%	9.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.69% A	.69%	.69%	.66%	.68%	.75%
Expenses net of voluntary waivers, if any	.69% A	.69%	.69%	.66%	.68%	.75%
Expenses net of all reductions	.68% A	.69%	.69%	.66%	.68%	.75%
Net investment income (loss)	3.80% A	4.26% F	5.79%	6.20%	5.92%	5.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,995	$ 50,953	$ 27,782	$ 22,067	$ 22,636	$ 25,582
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 21,497,289
Unrealized depreciation	(1,688,902)
Net unrealized appreciation (depreciation)	$ 19,808,387
Cost for federal income tax purposes	$ 845,105,464

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,894	$ 469
Class T	0%	.25%	460,448	4,464
Class B	.65%	.25%	1,022,925	737,230
Class C	.75%	.25%	522,734	101,756
			$ 2,062,001	$ 843,919

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,056
Class T	25,606
Class B*	438,996
Class C*	19,001
$ 536,659

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 71,396	.19*
Class T	356,291	.20*
Class B	228,178	.20*
Class C	90,124	.17*
Institutional Class	58,761	.20*
	$ 804,750

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,734.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,320,843	$ 2,181,697
Class T	6,374,184	12,304,840
Class B	3,237,598	5,967,868
Class C	1,426,188	2,860,429
Institutional Class	1,114,144	1,780,205
Total	$ 13,472,957	$ 25,095,039
From net realized gain
Class A	$ 465,596	$ -
Class T	2,483,022	-
Class B	1,550,202	-
Class C	695,806	-
Institutional Class	357,597	-
Total	$ 5,552,223	$ -

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	3,827,085	8,573,146	$ 39,492,831	$ 85,475,457
Reinvestment of distributions	150,038	180,940	1,543,802	1,804,454
Shares redeemed	(2,505,537)	(6,337,442)	(25,792,534)	(62,899,268)
Net increase (decrease)	1,471,586	2,416,644	$ 15,244,099	$ 24,380,643
Class T
Shares sold	8,607,362	21,895,424	$ 88,575,131	$ 220,004,190
Reinvestment of distributions	798,138	1,123,549	8,203,867	11,204,410
Shares redeemed	(9,655,539)	(16,470,613)	(99,275,529)	(164,080,969)
Net increase (decrease)	(250,039)	6,548,360	$ (2,496,531)	$ 67,127,631
Class B
Shares sold	4,140,629	13,607,849	$ 42,586,315	$ 136,910,243
Reinvestment of distributions	358,892	445,140	3,684,071	4,440,806
Shares redeemed	(4,348,677)	(7,420,261)	(44,640,507)	(73,913,807)
Net increase (decrease)	150,844	6,632,728	$ 1,629,879	$ 67,437,242
Class C
Shares sold	2,092,089	6,367,811	$ 21,515,621	$ 63,862,680
Reinvestment of distributions	146,998	190,224	1,509,616	1,897,581
Shares redeemed	(1,950,942)	(5,186,545)	(20,049,055)	(51,534,348)
Net increase (decrease)	288,145	1,371,490	$ 2,976,182	$ 14,225,913
Institutional Class
Shares sold	2,797,919	4,224,894	$ 28,813,900	$ 41,724,600
Reinvestment of distributions	123,765	158,060	1,267,792	1,571,439
Shares redeemed	(700,107)	(2,180,456)	(7,176,702)	(21,752,038)
Net increase (decrease)	2,221,577	2,202,498	$ 22,904,990	$ 21,544,001

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGOV-USAN-0603
1.784882.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	5.7	2.6
4 - 4.99%	1.2	1.9
5 - 5.99%	9.9	12.1
6 - 6.99%	44.1	34.1
7 - 7.99%	7.3	10.6
8 - 8.99%	6.8	7.2
9 - 9.99%	0.3	0.4
10 - 10.99%	2.0	4.0
11 - 11.99%	10.4	20.8
12% and over	3.7	4.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2003
6 months ago
Years	8.2	9.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003 *	As of October 31, 2002 **
Mortgage Securities 5.8%	Mortgage Securities 6.0%
CMOs and Other Mortgage Related Securities 26.0%	CMOs and Other Mortgage Related Securities 21.5%
U.S. Treasury Obligations 41.1%	U.S. Treasury Obligations 48.2%
U.S. Government Agency Obligations 18.8%	U.S. Government Agency Obligations 21.8%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 2.5%

* Futures and Swaps	6.8%	** Futures and Swaps	(5.0)%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 59.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 18.8%
Fannie Mae:
4.375% 3/15/13	$ 10,100,000	$ 10,200,687
6% 5/15/08	20,300,000	23,034,978
6.25% 2/1/11	4,660,000	5,276,210
6.625% 9/15/09	1,620,000	1,903,660
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	813,813
Federal Home Loan Bank 5.8% 9/2/08	29,265,000	33,136,818
Freddie Mac:
3.875% 2/15/05	3,736,000	3,886,340
5.5% 9/15/11	290,000	320,121
5.875% 3/21/11	8,310,000	9,212,931
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	529,999	586,322
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	63,733	65,964
Series 1993-D, 5.23% 5/15/05	93,829	96,389
Series 1994-A, 7.12% 4/15/06	5,451,221	5,855,265
Series 1994-F, 8.187% 12/15/04	1,037,308	1,071,218
Series 1995-A, 6.28% 6/15/04	619,412	638,583
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	2,625,000	2,863,087
Series 1994-B, 7.5% 1/26/06	99,827	108,170
Series 1997-A, 6.104% 7/15/03	333,333	336,923
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,304,348	1,466,204
Series 2000-016, 6.07% 12/15/14	4,200,000	4,654,125
6.77% 11/15/13	1,405,769	1,599,501
6.99% 5/21/16	4,597,500	5,215,772
Private Export Funding Corp. secured:
5.34% 3/15/06	4,640,000	5,049,021
5.66% 9/15/11 (a)	2,610,000	2,893,838
6.67% 9/15/09	880,000	1,037,826
6.86% 4/30/04	201,500	211,371
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	6,000,000	6,174,235
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	$ 8,560,000	$ 9,261,441
6.6% 2/15/08	13,100,000	14,608,138
6.8% 2/15/12	5,000,000	5,771,765
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,320,532
5.96% 8/1/09	1,800,000	1,990,782
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	240,000	269,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		161,931,084
U.S. Treasury Inflation Protected Obligations - 5.1%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	39,066,300	43,888,548
U.S. Treasury Obligations - 36.0%
U.S. Treasury Bonds:
6.125% 8/15/29	97,015,000	114,659,603
8% 11/15/21	38,494,000	53,998,344
10% 5/15/10	14,950,000	17,429,009
11.25% 2/15/15	54,208,000	90,218,212
13.25% 5/15/14	20,500,000	31,733,365
U.S. Treasury Notes 6.5% 10/15/06	2,000,000	2,283,906
TOTAL U.S. TREASURY OBLIGATIONS		310,322,439
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $498,083,779)		516,142,071
U.S. Government Agency - Mortgage Securities - 5.8%

Fannie Mae - 4.9%
6% 9/1/17	14,126,216	14,807,697
6.5% 2/1/10 to 4/1/31	11,762,328	12,300,979
6.5% 5/1/33 (b)	19,615	20,504
7% 4/1/26 to 7/1/32	12,369,047	13,081,017
7.5% 3/1/28 to 4/1/29	119,970	128,307
8.5% 9/1/16 to 1/1/17	28,308	31,042
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
9% 11/1/11 to 5/1/14	$ 809,611	$ 894,319
9.5% 11/1/06 to 5/1/20	482,671	532,153
11.5% 6/1/19	112,889	131,425
12.5% 8/1/15	4,664	5,466
		41,932,909
Freddie Mac - 0.5%
6.775% 11/15/03	1,395,132	1,407,725
7.5% 3/1/15 to 3/1/16	2,276,840	2,442,666
8.5% 8/1/09 to 2/1/10	104,818	113,416
9% 10/1/08 to 10/1/20	217,175	238,000
9.5% 5/1/21 to 7/1/21	161,769	180,136
11% 7/1/13 to 5/1/14	170,428	195,253
12.5% 2/1/10 to 6/1/19	80,026	93,535
		4,670,731
Government National Mortgage Association - 0.4%
6.5% 6/20/32	561,364	587,508
7.5% 9/15/06 to 8/15/29	594,673	627,294
8% 12/15/23	1,599,116	1,754,009
9% 9/15/05 to 12/15/09	6,021	6,062
10.5% 8/15/16 to 1/20/18	149,379	172,864
13.5% 7/15/11	15,922	19,113
		3,166,850
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,875,327)		49,770,490
Collateralized Mortgage Obligations - 24.9%

U.S. Government Agency - 24.9%
Fannie Mae:
REMIC planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	10,000,000	10,708,340
Series 1993-149 Class K, 6.5% 8/25/23	10,000,000	10,322,079
Series 1993-160 Class PK, 6.5% 11/25/22	5,413,000	5,633,264
Series 1994-27 Class PJ, 6.5% 6/25/23	2,000,000	2,118,466
Series 1997-38 Class PE, 6% 8/17/25	5,741,612	5,814,699
sequential pay Series 1993-215 Class C, 6.5% 10/25/21	1,266,393	1,268,767
Series 1994-28 Class N, 6.5% 10/25/23	3,588,477	3,591,576
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-11 Class H, 6% 7/18/25	$ 840,177	$ 846,238
Series 2001-30 Class PL, 7% 2/25/31	6,079,537	6,476,007
Series 2001-53 Class OH, 6.5% 6/25/30	495,000	515,623
Series 2001-56 Class KD, 6.5% 7/25/30	13,740,000	14,346,260
Series 2001-62 Class PF, 6.5% 6/25/26	2,000,000	2,059,792
Fannie Mae guaranteed pass thru trust Series 2002-38 Class QB, 5.75% 7/25/13	6,465,000	6,611,737
Freddie Mac Manufactured Housing participation certificates guaranteed:
REMIC planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,326,524
sequential pay Series 2333 Class KA, 6.5% 7/15/31	12,947,000	13,936,595
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	478,293	501,701
Series 1671 Class G, 6.5% 8/15/23	15,000,000	15,888,584
Series 1714 Class H, 6.75% 5/15/23	5,000,000	5,179,752
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,761,489
Series 1948 Class PG, 6.15% 11/15/25	429,757	430,628
Series 2206 Class PA, 7.5% 11/15/21	1,615,781	1,641,364
Series 2275 Class PM, 6.5% 10/15/29	5,000,000	5,275,183
Series 2295 Class PE, 6.5% 2/15/30	12,997,960	13,320,885
Series 2322 Class HC, 6.5% 3/15/30	360,000	374,195
Series 2358 Class LG, 6% 4/15/28	220,000	226,635
Series 2368 Class PQ, 6.5% 8/15/30	2,750,000	2,910,417
sequential pay:
Series 1974 Class Z, 7% 8/15/20	3,107,127	3,141,783
Series 2303 Class VT, 6% 2/15/12	1,436,880	1,495,599
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	5,125,347
Series 1535 Class PN, 7% 12/15/06	2,790,394	2,824,343
Series 2435 Class WC, 5.5% 4/15/32	806,412	808,520
Series 2481 Class JA, 5% 8/15/17	4,474,500	4,491,706
Series 2483 Class EG, 6% 8/15/32	3,203,654	3,217,251
Series 2574 Class GZ, 5% 2/15/18	2,891,000	2,878,279
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10,000,000	10,572,624
Freddie Mac participation certificates sequential pay:
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,664,209
Series 2355 Class AE, 6% 9/15/31	12,665,503	13,432,310
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac participation certificates sequential pay: - continued
Series 2361 Class KB, 6.25% 1/15/28	$ 17,600,000	$ 18,706,943
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	2,167,469	2,255,938
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2000-12 Class B, 7.5% 12/16/28	3,085,525	3,249,394
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $213,628,233)		214,951,046
Commercial Mortgage Securities - 1.1%

Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0213% 2/16/24 (c)	8,000,000	8,776,250
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	1,315,000	1,295,994
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,890,063)		10,072,244
Cash Equivalents - 8.6%
Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $73,978,000)	$ 73,980,776	73,978,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $844,455,402)	864,913,851
NET OTHER ASSETS - (0.3)%	(2,826,244)
NET ASSETS - 100%	$ 862,087,607
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.3785% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Feb. 2006	$ 50,000,000	$ 293,105
Receive quarterly a fixed rate equal to 2.84% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	March 2007	8,500,000	51,196
		$ 58,500,000	$ 344,301
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,893,838 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,126,439,290 and $1,138,688,467, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,201,000 and repurchase agreements of $73,978,000) (cost $844,455,402) - See accompanying schedule		$ 864,913,851
Cash		735
Receivable for investments sold		17,526
Receivable for fund shares sold		1,345,190
Interest receivable		9,786,066
Unrealized gain on swap agreements		344,301
Total assets		876,407,669

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 20,452
Payable for fund shares redeemed	2,750,193
Distributions payable	312,675
Accrued management fee	309,924
Distribution fees payable	336,624
Other payables and accrued expenses	184,885
Collateral on securities loaned, at value	10,405,309
Total liabilities		14,320,062

Net Assets		$ 862,087,607
Net Assets consist of:
Paid in capital		$ 828,975,584
Undistributed net investment income		206,626
Accumulated undistributed net realized gain (loss) on investments		12,102,647
Net unrealized appreciation (depreciation) on investments		20,802,750
Net Assets		$ 862,087,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($84,438,106 ÷ 8,149,857 shares)	$ 10.36

Maximum offering price per share (100/95.25 of $10.36)	$ 10.88
Class T: Net Asset Value and redemption price per share ($364,787,003 ÷ 35,227,951 shares)	$ 10.36

Maximum offering price per share (100/96.50 of $10.36)	$ 10.74
Class B: Net Asset Value and offering price per share ($232,553,467 ÷ 22,479,100 shares) A	$ 10.35

Class C: Net Asset Value and offering price per share ($106,314,445 ÷ 10,269,526 shares) A	$ 10.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,994,586 ÷ 7,177,478 shares)	$ 10.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 18,615,407
Security lending		28,614
Total income		18,644,021

Expenses
Management fee	$ 1,808,399
Transfer agent fees	804,750
Distribution fees	2,062,001
Accounting and security lending fees	102,872
Non-interested trustees' compensation	1,753
Custodian fees and expenses	15,599
Registration fees	64,163
Audit	25,797
Legal	6,425
Miscellaneous	6
Total expenses before reductions	4,891,765
Expense reductions	(1,734)	4,890,031
Net investment income (loss)		13,753,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,592,741
Swap agreements	(1,248,073)
Total net realized gain (loss)		13,344,668
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,080,425)
Swap agreements	454,225
Total change in net unrealized appreciation (depreciation)		(5,626,200)
Net gain (loss)		7,718,468
Net increase (decrease) in net assets resulting from operations		$ 21,472,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,753,990	$ 24,322,158
Net realized gain (loss)	13,344,668	16,893,164
Change in net unrealized appreciation (depreciation)	(5,626,200)	(1,624,808)
Net increase (decrease) in net assets resulting from operations	21,472,458	39,590,514
Distributions to shareholders from net investment income	(13,472,957)	(25,095,039)
Distributions to shareholders from net realized gain	(5,552,223)	-
Total distributions	(19,025,180)	(25,095,039)
Share transactions - net increase (decrease)	40,258,619	194,715,430
Total increase (decrease) in net assets	42,705,897	209,210,905

Net Assets
Beginning of period	819,381,710	610,170,805
End of period (including undistributed net investment income of $206,626 and distributions in excess of net investment income of $74,407, respectively)	$ 862,087,607	$ 819,381,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02	$ 9.67
Income from Investment Operations
Net investment income (loss) E	.186	.410 G	.546	.559	.545	.545
Net realized and unrealized gain (loss)	.097	.205G	.730	.115	(.696)	.368
Total from investment operations	.283	.615	1.276	.674	(.151)	.913
Distributions from net investment income	(.183)	(.425)	(.556)	(.564)	(.559)	(.563)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.253)	(.425)	(.556)	(.564)	(.559)	(.563)
Net asset value, end of period	$ 10.36	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02
Total Return B,C,D	2.78%	6.31%	13.95%	7.53%	(1.53)%	9.74%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.83%	.87%	.85%	.87%	1.24%
Expenses net of voluntary waivers, if any	.83% A	.83%	.87%	.85%	.87%	.90%
Expenses net of all reductions	.83% A	.83%	.86%	.85%	.87%	.90%
Net investment income (loss)	3.66% A	4.11%G	5.61%	6.02%	5.73%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,438	$ 68,973	$ 43,205	$ 15,053	$ 15,273	$ 7,884
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02	$ 9.67
Income from Investment Operations
Net investment income (loss)E	.181	.398G	.535	.549	.541	.546
Net realized and unrealized gain (loss)	.107	.206G	.731	.114	(.710)	.351
Total from investment operations	.288	.604	1.266	.663	(.169)	.897
Distributions from net investment income	(.178)	(.414)	(.546)	(.553)	(.551)	(.547)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.248)	(.414)	(.546)	(.553)	(.551)	(.547)
Net asset value, end of period	$ 10.36	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Total ReturnB,C,D	2.83%	6.19%	13.86%	7.41%	(1.71)%	9.56%
Ratios to Average Net AssetsF
Expenses before expense reductions	.93% A	.94%	.96%	.95%	.96%	1.01%
Expenses net of voluntary waivers, if any	.93% A	.94%	.96%	.95%	.96%	1.00%
Expenses net of all reductions	.93% A	.94%	.96%	.95%	.95%	1.00%
Net investment income (loss)	3.55% A	4.00%G	5.52%	5.92%	5.65%	5.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,787	$ 366,209	$ 293,105	$ 182,049	$ 215,089	$ 212,933
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01	$ 9.66
Income from Investment Operations
Net investment income (loss)E	.148	.335 G	.474	.490	.479	.475
Net realized and unrealized gain (loss)	.106	.205G	.720	.114	(.699)	.359
Total from investment operations	.254	.540	1.194	.604	(.220)	.834
Distributions from net investment income	(.144)	(.350)	(.484)	(.494)	(.490)	(.484)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.214)	(.350)	(.484)	(.494)	(.490)	(.484)
Net asset value, end of period	$ 10.35	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01
Total Return B,C,D	2.50%	5.52%	13.03%	6.73%	(2.24)%	8.87%
Ratios to Average Net Assets F
Expenses before expense reductions	1.58% A	1.58%	1.60%	1.59%	1.59%	1.69%
Expenses net of voluntary waivers, if any	1.58% A	1.58%	1.60%	1.59%	1.59%	1.65%
Expenses net of all reductions	1.58% A	1.58%	1.60%	1.59%	1.59%	1.65%
Net investment income (loss)	2.91% A	3.36% G	4.88%	5.28%	5.01%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,553	$ 230,244	$ 158,864	$ 77,424	$ 94,871	$ 74,073
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02	$ 9.64
Income from Investment Operations
Net investment income (loss) E	.144	.327 H	.468	.482	.468	.450
Net realized and unrealized gain (loss)	.096	.205H	.729	.115	(.708)	.398
Total from investment operations	.240	.532	1.197	.597	(.240)	.848
Distributions from net investment income	(.140)	(.342)	(.477)	(.487)	(.480)	(.468)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.210)	(.342)	(.477)	(.487)	(.480)	(.468)
Net asset value, end of period	$ 10.35	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Total Return B,C,D	2.36%	5.44%	13.05%	6.64%	(2.43)%	9.02%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67% A	1.66%	1.67%	1.67%	1.69%	2.19% A
Expenses net of voluntary waivers, if any	1.67% A	1.66%	1.67%	1.67%	1.69%	1.75% A
Expenses net of all reductions	1.67% A	1.66%	1.67%	1.67%	1.69%	1.75% A
Net investment income (loss)	2.82% A	3.29% H	4.81%	5.20%	4.91%	4.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,314	$ 103,002	$ 87,214	$ 30,133	$ 35,652	$ 14,954
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00	$ 9.65
Income from Investment Operations
Net investment income (loss) D	.192	.422 F	.560	.572	.567	.570
Net realized and unrealized gain (loss)	.099	.207F	.723	.118	(.720)	.352
Total from investment operations	.291	.629	1.283	.690	(.153)	.922
Distributions from net investment income	(.191)	(.439)	(.573)	(.580)	(.577)	(.572)
Distributions from net realized gain	(.070)	-	-	-	-	-
Total distributions	(.261)	(.439)	(.573)	(.580)	(.577)	(.572)
Net asset value, end of period	$ 10.31	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00
Total Return B,C	2.87%	6.49%	14.11%	7.75%	(1.55)%	9.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.69% A	.69%	.69%	.66%	.68%	.75%
Expenses net of voluntary waivers, if any	.69% A	.69%	.69%	.66%	.68%	.75%
Expenses net of all reductions	.68% A	.69%	.69%	.66%	.68%	.75%
Net investment income (loss)	3.80% A	4.26% F	5.79%	6.20%	5.92%	5.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,995	$ 50,953	$ 27,782	$ 22,067	$ 22,636	$ 25,582
Portfolio turnover rate	282% A	251%	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 21,497,289
Unrealized depreciation	(1,688,902)
Net unrealized appreciation (depreciation)	$ 19,808,387
Cost for federal income tax purposes	$ 845,105,464

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,894	$ 469
Class T	0%	.25%	460,448	4,464
Class B	.65%	.25%	1,022,925	737,230
Class C	.75%	.25%	522,734	101,756
			$ 2,062,001	$ 843,919

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,056
Class T	25,606
Class B*	438,996
Class C*	19,001
$ 536,659

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 71,396	.19*
Class T	356,291	.20*
Class B	228,178	.20*
Class C	90,124	.17*
Institutional Class	58,761	.20*
	$ 804,750

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,734.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,320,843	$ 2,181,697
Class T	6,374,184	12,304,840
Class B	3,237,598	5,967,868
Class C	1,426,188	2,860,429
Institutional Class	1,114,144	1,780,205
Total	$ 13,472,957	$ 25,095,039
From net realized gain
Class A	$ 465,596	$ -
Class T	2,483,022	-
Class B	1,550,202	-
Class C	695,806	-
Institutional Class	357,597	-
Total	$ 5,552,223	$ -

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	3,827,085	8,573,146	$ 39,492,831	$ 85,475,457
Reinvestment of distributions	150,038	180,940	1,543,802	1,804,454
Shares redeemed	(2,505,537)	(6,337,442)	(25,792,534)	(62,899,268)
Net increase (decrease)	1,471,586	2,416,644	$ 15,244,099	$ 24,380,643
Class T
Shares sold	8,607,362	21,895,424	$ 88,575,131	$ 220,004,190
Reinvestment of distributions	798,138	1,123,549	8,203,867	11,204,410
Shares redeemed	(9,655,539)	(16,470,613)	(99,275,529)	(164,080,969)
Net increase (decrease)	(250,039)	6,548,360	$ (2,496,531)	$ 67,127,631
Class B
Shares sold	4,140,629	13,607,849	$ 42,586,315	$ 136,910,243
Reinvestment of distributions	358,892	445,140	3,684,071	4,440,806
Shares redeemed	(4,348,677)	(7,420,261)	(44,640,507)	(73,913,807)
Net increase (decrease)	150,844	6,632,728	$ 1,629,879	$ 67,437,242
Class C
Shares sold	2,092,089	6,367,811	$ 21,515,621	$ 63,862,680
Reinvestment of distributions	146,998	190,224	1,509,616	1,897,581
Shares redeemed	(1,950,942)	(5,186,545)	(20,049,055)	(51,534,348)
Net increase (decrease)	288,145	1,371,490	$ 2,976,182	$ 14,225,913
Institutional Class
Shares sold	2,797,919	4,224,894	$ 28,813,900	$ 41,724,600
Reinvestment of distributions	123,765	158,060	1,267,792	1,571,439
Shares redeemed	(700,107)	(2,180,456)	(7,176,702)	(21,752,038)
Net increase (decrease)	2,221,577	2,202,498	$ 22,904,990	$ 21,544,001

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGOVI-USAN-0603
1.784883.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
U.S. Government and U.S. Government Agency Obligations 43.5%	U.S. Government and U.S. Government Agency Obligations 38.5%
AAA 13.7%	AAA 14.1%
AA 6.6%	AA 7.0%
A 17.5%	A 18.5%
BBB 18.0%	BBB 19.2%
BB and Below 1.6%	BB and Below 1.8%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	4.3	4.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	3.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Corporate Bonds 36.3%		Corporate Bonds 39.3%
	U.S. Government and Government Agency Obligations 43.5%		U.S. Government and Government Agency Obligations 38.5%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 10.0%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 8.5%
	Other Investments 2.2%		Other Investments 2.9%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	6.5%	** Foreign investments	8.2%
* Futures and Swaps	7.8%	** Futures and Swaps	8.8%

(dagger)Short-Term and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,479,332
6.4% 5/15/06	1,000,000	1,092,588
6.9% 9/1/04	1,500,000	1,588,586
7.2% 9/1/09	680,000	771,368
7.4% 1/20/05	800,000	863,548
7.75% 6/15/05	2,100,000	2,315,962
		9,111,384
Media - 3.1%
AOL Time Warner, Inc.:
5.625% 5/1/05	4,300,000	4,529,018
6.125% 4/15/06	2,400,000	2,554,822
6.75% 4/15/11	1,700,000	1,845,688
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,155,000
Clear Channel Communications, Inc.:
5.75% 1/15/13	700,000	739,447
7.65% 9/15/10	5,185,000	6,068,016
7.875% 6/15/05	375,000	414,131
Continental Cablevision, Inc. 8.3% 5/15/06	6,520,000	7,372,516
Cox Communications, Inc.:
7.125% 10/1/12	1,580,000	1,844,903
7.5% 8/15/04	1,850,000	1,973,093
7.75% 8/15/06	1,450,000	1,650,244
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,098,359
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,281,166
News America, Inc.:
4.75% 3/15/10 (b)	2,000,000	1,921,680
6.625% 1/9/08	1,700,000	1,875,579
TCI Communications, Inc.:
6.375% 5/1/03	1,400,000	1,400,000
8.65% 9/15/04	900,000	970,150
Walt Disney Co. 5.375% 6/1/07	2,000,000	2,128,618
		42,822,430
TOTAL CONSUMER DISCRETIONARY		51,933,814
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.1%
Fred Meyer, Inc. 7.375% 3/1/05	985,000	1,064,691
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.4%
Kraft Foods, Inc. 1.9113% 10/27/03 (d)	$ 5,400,000	$ 5,399,136
Tobacco - 1.0%
Philip Morris Companies, Inc.:
7.2% 2/1/07	2,000,000	2,087,194
7.5% 4/1/04	750,000	765,008
7.65% 7/1/08	4,635,000	4,911,214
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	1,700,000	1,604,093
7.25% 6/1/12	3,750,000	3,534,769
7.75% 5/15/06	930,000	918,613
		13,820,891
TOTAL CONSUMER STAPLES		20,284,718
ENERGY - 1.2%
Energy Equipment & Services - 0.5%
Kinder Morgan, Inc. 6.5% 9/1/12	5,730,000	6,381,788
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	2,000,000	2,080,546
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,797,144
Pemex Project Funding Master Trust 6.125% 8/15/08 (b)	1,000,000	1,057,500
Union Pacific Resources Group, Inc. 7% 10/15/06	2,700,000	3,031,684
		9,966,874
TOTAL ENERGY		16,348,662
FINANCIALS - 19.4%
Banks - 3.1%
Abbey National First Capital BV yankee 8.2% 10/15/04	1,900,000	2,064,170
Abbey National PLC 6.69% 10/17/05	1,020,000	1,128,875
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	1,200,000	1,241,395
Bank of America Corp.:
3.875% 1/15/08	1,530,000	1,576,180
4.75% 10/15/06	985,000	1,052,403
4.875% 1/15/13	840,000	862,396
7.125% 9/15/06	2,000,000	2,277,532
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	$ 1,300,000	$ 1,287,430
4.25% 9/4/12 (d)	1,510,000	1,547,262
8.5% 12/15/04	2,500,000	2,759,290
BankBoston Corp. 6.625% 2/1/04	960,000	996,403
Capital One Bank 6.5% 7/30/04	2,000,000	2,065,530
Citicorp 6.75% 8/15/05	970,000	1,070,209
Fleet Financial Group, Inc. 7.125% 4/15/06	2,240,000	2,500,913
FleetBoston Financial Corp.:
4.875% 12/1/06	1,000,000	1,062,945
7.25% 9/15/05	1,315,000	1,465,727
Korea Development Bank 7.375% 9/17/04	1,110,000	1,185,164
MBNA Corp.:
6.25% 1/17/07	1,155,000	1,242,258
6.34% 6/2/03	450,000	451,541
Mellon Bank NA, Pittsburgh:
6.5% 8/1/05	2,000,000	2,191,018
7.375% 5/15/07	1,800,000	2,073,008
Mercantile Bancorp, Inc. 7.3% 6/15/07	835,000	967,255
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,677,800
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,207,778
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,732,974
5.625% 1/15/07	175,000	191,041
		42,878,497
Diversified Financials - 12.2%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,620,229
American General Finance Corp.:
5.375% 10/1/12	3,050,000	3,169,365
5.875% 7/14/06	2,350,000	2,559,693
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	1,100,000	1,209,670
Amvescap PLC yankee:
5.9% 1/15/07	665,000	715,365
6.6% 5/15/05	4,000,000	4,317,652
Associates Corp. of North America 7.75% 2/15/05	2,700,000	2,969,649
Bear Stearns Companies, Inc. 5.7% 1/15/07	880,000	961,197
CIT Group, Inc.:
7.375% 4/2/07	740,000	828,841
7.75% 4/2/12	2,000,000	2,319,166
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Citigroup, Inc.:
3.5% 2/1/08	$ 2,770,000	$ 2,797,589
7.25% 10/1/10	700,000	829,842
Countrywide Home Loans, Inc.:
3.5% 12/19/05	3,460,000	3,543,216
5.5% 8/1/06	70,000	75,336
6.935% 7/16/07	2,450,000	2,768,382
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	2,460,000	2,733,104
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,960,085
7.92% 5/18/12	4,845,000	3,427,200
Deutsche Telekom International Finance BV 8.5% 6/15/10	5,700,000	6,870,495
Ford Motor Credit Co.:
5.8% 1/12/09	6,510,000	6,196,771
6.5% 1/25/07	300,000	306,658
6.875% 2/1/06	6,950,000	7,189,796
7.375% 10/28/09	2,000,000	2,042,870
General Motors Acceptance Corp.:
6.75% 1/15/06	9,885,000	10,423,614
6.875% 9/15/11	5,905,000	6,018,293
7.5% 7/15/05	245,000	262,187
7.75% 1/19/10	2,060,000	2,221,838
Goldman Sachs Group, Inc. 4.125% 1/15/08	4,550,000	4,695,850
Household Finance Corp.:
5.875% 2/1/09	1,055,000	1,142,514
6.375% 11/27/12	1,595,000	1,759,606
6.5% 1/24/06	2,140,000	2,380,872
6.75% 5/15/11	3,000,000	3,380,313
HSBC Capital Funding LP 9.547% 12/31/49 (a)(b)	3,350,000	4,277,555
J.P. Morgan Chase & Co.:
4% 2/1/08	1,125,000	1,156,853
5.35% 3/1/07	3,270,000	3,547,764
Legg Mason, Inc. 6.75% 7/2/08	3,710,000	4,151,768
Lehman Brothers Holdings, Inc.:
4% 1/22/08	1,600,000	1,634,226
6.25% 5/15/06	2,400,000	2,660,290
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	2,190,000	2,207,520
4% 11/15/07	2,000,000	2,050,490
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc.: - continued
6.15% 1/26/06	$ 2,000,000	$ 2,171,700
Monumental Global Funding II 6.05% 1/19/06 (b)	4,500,000	4,940,523
Morgan Stanley:
5.3% 3/1/13	4,760,000	4,940,399
5.8% 4/1/07	740,000	806,607
NiSource Finance Corp.:
7.625% 11/15/05	1,240,000	1,393,235
7.875% 11/15/10	2,275,000	2,751,970
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	3,000,000	3,412,500
Petronas Capital Ltd. 7% 5/22/12 (b)	4,495,000	4,963,617
Popular North America, Inc. 6.125% 10/15/06	1,955,000	2,151,517
Powergen US Funding LLC 4.5% 10/15/04	2,565,000	2,634,209
RBSG Capital Corp. 10.125% 3/1/04	1,500,000	1,602,254
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,744,195
SLM Corp.:
3.625% 3/17/08	3,900,000	3,929,168
5.375% 1/15/13	3,000,000	3,170,214
Verizon Global Funding Corp.:
6.125% 6/15/07	500,000	556,756
7.375% 9/1/12	1,380,000	1,636,657
7.75% 6/15/32	2,000,000	2,472,960
Verizon Wireless Capital LLC 5.375% 12/15/06	6,150,000	6,627,357
Wells Fargo Financial, Inc. 5.875% 8/15/08	1,900,000	2,131,878
		170,421,440
Insurance - 1.4%
Allstate Corp. 7.875% 5/1/05	2,700,000	3,006,002
New York Life Insurance Co. 6.4% 12/15/03 (b)	2,000,000	2,061,846
Principal Life Global Funding I:
5.125% 6/28/07 (b)	4,000,000	4,248,252
6.25% 2/15/12 (b)	5,000,000	5,548,070
Prudential Financial, Inc. 3.75% 5/1/08	1,640,000	1,640,000
St. Paul Companies, Inc. 8.125% 4/15/10	1,750,000	2,045,110
Travelers Property Casualty Corp. 5% 3/15/13 (b)	835,000	842,849
		19,392,129
Real Estate - 2.7%
AMB Property LP 7.2% 12/15/05	2,000,000	2,214,716
Arden Realty LP:
7% 11/15/07	3,460,000	3,859,492
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Arden Realty LP: - continued
8.875% 3/1/05	$ 2,590,000	$ 2,882,442
AvalonBay Communities, Inc.:
5% 8/1/07	1,380,000	1,448,652
6.5% 7/15/03	500,000	504,759
Boston Properties, Inc. 6.25% 1/15/13 (b)	2,500,000	2,680,388
BRE Properties, Inc. 5.95% 3/15/07	875,000	935,305
Camden Property Trust 5.875% 11/30/12	1,700,000	1,799,872
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	2,014,418
CenterPoint Properties Trust 6.75% 4/1/05	640,000	679,773
Duke Realty LP 7.3% 6/30/03	3,000,000	3,025,686
EOP Operating LP:
6.5% 1/15/04	1,675,000	1,724,696
7.75% 11/15/07	3,775,000	4,369,159
ERP Operating LP 7.1% 6/23/04	3,500,000	3,691,370
Gables Realty LP 5.75% 7/15/07	1,915,000	1,985,771
ProLogis 6.7% 4/15/04	2,790,000	2,932,276
		36,748,775
TOTAL FINANCIALS		269,440,841
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.9%
Lockheed Martin Corp. 7.25% 5/15/06	2,000,000	2,264,446
Raytheon Co.:
4.5% 11/15/07	2,000,000	2,060,080
8.2% 3/1/06	1,900,000	2,181,441
8.3% 3/1/10	5,195,000	6,179,068
		12,685,035
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,045,000	1,091,449
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee:
6.125% 1/15/09	2,500,000	2,456,250
6.375% 6/15/05	1,750,000	1,767,500
6.75% 2/15/11	1,455,000	1,455,000
		5,678,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	$ 2,700,000	$ 3,027,210
Norfolk Southern Corp. 7.35% 5/15/07	1,900,000	2,174,801
		5,202,011
TOTAL INDUSTRIALS		24,657,245
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	1,340,000	1,541,000
Computers & Peripherals - 0.6%
Hewlett-Packard Co.:
6.5% 7/1/12	3,000,000	3,357,519
7.15% 6/15/05	2,400,000	2,641,932
NCR Corp. 7.125% 6/15/09 (b)	2,270,000	2,414,397
		8,413,848
TOTAL INFORMATION TECHNOLOGY		9,954,848
MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	915,000	966,244
Falconbridge Ltd. yankee 7.35% 6/5/12	710,000	781,121
		1,747,365
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T Broadband Corp. 8.375% 3/15/13	5,046,000	6,156,478
AT&T Corp.:
6% 3/15/09	720,000	738,931
7% 11/15/06	710,000	761,362
Citizens Communications Co.:
6.375% 8/15/04	2,200,000	2,303,576
8.5% 5/15/06	1,485,000	1,720,387
France Telecom SA 8.7% 3/1/06	3,600,000	4,088,430
Koninklijke KPN NV yankee 8% 10/1/10	5,940,000	7,121,555
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	175,000	186,720
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TELUS Corp. yankee:
7.5% 6/1/07	$ 1,440,000	$ 1,598,400
8% 6/1/11	6,550,000	7,401,500
		32,077,339
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,580,000	1,760,167
7.875% 3/1/11	950,000	1,094,499
8.75% 3/1/31	540,000	672,427
Cingular Wireless LLC 5.625% 12/15/06	2,000,000	2,179,954
		5,707,047
TOTAL TELECOMMUNICATION SERVICES		37,784,386
UTILITIES - 4.1%
Electric Utilities - 3.3%
Constellation Energy Group, Inc.:
6.125% 9/1/09	195,000	215,461
7% 4/1/12	805,000	925,145
Detroit Edison Co. 6.125% 10/1/10	1,440,000	1,592,639
Dominion Resources, Inc. 2.8% 2/15/05	1,905,000	1,918,112
DTE Energy Co. 7.05% 6/1/11	2,000,000	2,304,198
Exelon Generation Co. LLC 6.95% 6/15/11	1,205,000	1,350,809
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,585,055
6.45% 11/15/11	1,180,000	1,275,644
FPL Group Capital, Inc. 3.25% 4/11/06	885,000	887,204
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,321,613
Monongahela Power Co. 5% 10/1/06	1,370,000	1,373,425
Niagara Mohawk Power Corp.:
8% 6/1/04	3,000,000	3,196,584
8.875% 5/15/07	400,000	474,128
Ohio Edison Co. 4% 5/1/08 (b)	3,965,000	4,009,420
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,115,158
6.375% 5/1/12	1,155,000	1,291,913
PPL Electric Utilities Corp. 5.875% 8/15/07	1,370,000	1,500,565
Progress Energy, Inc. 6.75% 3/1/06	1,800,000	1,985,468
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	4,126,939
Public Service Co. of Colorado 7.875% 10/1/12	1,465,000	1,795,290
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
TECO Energy, Inc. 7% 5/1/12	$ 2,375,000	$ 2,303,750
Texas Utilities Electric Co. 8.25% 4/1/04	3,000,000	3,163,584
Virginia Electric & Power Co. 5.75% 3/31/06	2,000,000	2,160,228
		45,872,332
Gas Utilities - 0.6%
Consolidated Natural Gas Co. 5.375% 11/1/06	3,330,000	3,588,165
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,070,000	1,148,391
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	2,100,000	2,277,240
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,172,401
Williams Holdings of Delaware, Inc. 6.125% 12/1/03	500,000	500,000
		8,686,197
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc. 7.125% 9/1/11	2,800,000	2,646,000
TOTAL UTILITIES		57,204,529
TOTAL NONCONVERTIBLE BONDS (Cost $458,242,460)		489,356,408
U.S. Government and Government Agency Obligations - 26.4%

U.S. Government Agency Obligations - 18.4%
Fannie Mae:
0% 6/4/03 (c)	1,000,000	998,914
4.75% 1/2/07	25,000,000	26,722,150
5.25% 4/15/07	61,021,000	66,992,383
5.5% 7/18/12	25,000,000	26,204,750
6.22% 8/5/08	13,900,000	14,069,719
6.25% 2/1/11	975,000	1,103,928
6.25% 7/19/11	3,400,000	3,570,245
6.51% 5/6/08	7,000,000	7,005,292
6.625% 9/15/09	37,000,000	43,478,663
7.125% 6/15/10	20,230,000	24,473,546
7.55% 8/4/10	2,800,000	2,841,880
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.5% 9/15/11	$ 17,200,000	$ 18,986,478
5.75% 3/15/09	16,335,000	18,425,717
5.875% 3/21/11	670,000	742,800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		255,616,465
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds 11.25% 2/15/15	5,325,000	8,862,382
U.S. Treasury Notes:
3% 11/15/07	43,850,000	44,451,227
4% 11/15/12	3,605,000	3,651,047
5% 8/15/11	12,470,000	13,654,650
5.625% 5/15/08	23,000,000	25,972,934
6.5% 2/15/10	13,000,000	15,476,604
TOTAL U.S. TREASURY OBLIGATIONS		112,068,844
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $357,665,167)		367,685,309
U.S. Government Agency - Mortgage Securities - 13.6%

Fannie Mae - 13.0%
4.5% 5/1/18 (g)	2,000,000	2,027,500
4.5% 6/1/18 (g)	50,725,000	51,232,250
4.5% 6/17/18 (g)	1,000,000	1,010,000
5.5% 9/1/10 to 12/1/14	11,588,172	12,123,230
5.5% 5/1/33 (g)	6,000,000	6,168,750
5.5% 5/14/33 (g)	2,000,000	2,056,250
6% 5/1/16 to 4/1/17	5,868,988	6,152,614
6.5% 6/1/16 to 4/1/33	50,326,356	52,626,104
6.5% 5/1/33 (g)	248,640	259,907
7% 7/1/09 to 7/1/32	33,738,427	35,658,431
7% 7/1/33 (g)	5,000,000	5,284,375
7.5% 8/1/17 to 9/1/28	4,004,413	4,279,679
8.5% 6/1/11 to 9/1/25	382,698	417,776
9.5% 2/1/25	583,506	650,659
10% 1/1/20	16,388	18,949
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
10.5% 8/1/20	$ 102,428	$ 119,414
11% 8/1/15	540,172	615,322
12.5% 12/1/13 to 4/1/15	20,851	24,690
TOTAL FANNIE MAE		180,725,900
Freddie Mac - 0.0%
8.5% 9/1/24 to 8/1/27	534,475	581,086
9.5% 1/1/17	11,990	13,365
10% 4/1/06 to 5/1/09	25,936	28,334
10.25% 12/1/09	13,902	15,460
10.5% 5/1/21	117,525	132,156
11% 12/1/11	6,269	7,094
11.5% 10/1/15	14,809	17,070
11.75% 10/1/10	19,540	22,237
TOTAL FREDDIE MAC		816,802
Government National Mortgage Association - 0.6%
6.5% 2/15/29	1,856,408	1,954,458
7% 2/15/28 to 11/15/28	5,065,418	5,382,475
7.5% 2/15/28 to 10/15/28	67,828	72,491
8% 11/15/05 to 6/15/25	546,249	586,141
8.5% 4/15/17 to 12/15/21	238,304	262,128
11% 7/20/19 to 8/20/19	32,872	38,244
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		8,295,937
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $186,583,075)		189,838,639
Asset-Backed Securities - 6.5%

ACE Securities Corp. 1.735% 8/25/32 (d)	2,376,132	2,381,808
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	690,889	685,276
American Express Credit Account Master Trust:
5.53% 10/15/08	1,020,000	1,104,201
6.1% 12/15/06	1,100,000	1,152,244
AmeriCredit Automobile Receivables Trust:
4.61% 1/12/09	5,800,000	6,083,655
5.01% 7/14/08	6,000,000	6,283,882
7.15% 8/12/04	235,844	236,802
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Amortizing Residential Collateral Trust 7% 6/25/32	$ 310,497	$ 307,578
Asset Backed Securities Corp. Home Equity Loan Trust 1.68% 4/15/33 (d)	3,350,000	3,348,312
Associates Automobile Receivables Trust 6.9% 8/15/05	3,000,000	3,079,688
Capital One Master Trust 5.3% 6/15/09	4,000,000	4,243,632
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (d)	3,535,000	3,535,000
1.69% 1/15/09 (d)	6,800,000	6,800,000
3.5% 2/17/09	1,860,000	1,858,698
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	376,965	387,686
Citibank Credit Card Issuance Trust 4.1% 12/7/06	5,300,000	5,512,729
Citibank Credit Card Master Trust I 5.3% 1/9/06	1,320,000	1,355,947
CS First Boston Mortgage Securities Corp.:
1.69% 8/25/33 (d)	633,002	633,879
2.19% 8/25/33 (d)	765,000	769,627
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 5/27/32 (b)	287,942	280,743
8% 11/27/32 (b)	1,330,436	1,283,870
8.5% 3/25/31 (b)	34,598	34,079
Discover Card Master Trust I:
5.75% 12/15/08	8,000,000	8,776,398
5.85% 1/17/06	5,000,000	5,047,210
Fleet Credit Card Master Trust II 3.86% 3/15/07	2,605,000	2,688,284
Ford Credit Auto Owner Trust 5.71% 9/15/05	560,000	584,871
Home Equity Asset Trust NIMS Trust 8% 5/27/33 (b)	928,748	913,666
Honda Auto Receivables Owner Trust 4.67% 3/18/05	2,557,477	2,596,760
IndyMac NIMS Trust 8.67% 8/25/31 (b)(d)	152,673	151,146
Morgan Stanley Dean Witter Capital I Trust:
2.305% 1/25/32 (d)	1,350,000	1,363,537
9.5% 9/25/32 (b)	1,607,677	1,607,677
New Century Home Equity Loan Trust 1.755% 1/25/33 (d)	3,233,716	3,236,303
Premier Auto Trust 5.59% 2/9/04	226,238	226,455
Sears Credit Account Master Trust II:
5.65% 3/17/09	1,916,667	1,993,453
7% 7/15/08	3,187,500	3,293,330
Toyota Auto Receivables 2000-A Owner Trust 7.21% 4/15/07	2,000,000	2,063,284
West Penn Funding LLC 6.81% 9/25/08	4,500,000	4,914,573
TOTAL ASSET-BACKED SECURITIES (Cost $87,959,270)		90,816,283
Collateralized Mortgage Obligations - 1.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 1.9%
Fannie Mae:
REMIC planned amortization class Series 1994-51 Class PH, 6.5% 1/25/23	$ 1,388,083	$ 1,427,373
Series 2003-29 Class ZA, 5% 4/25/18	850,825	853,825
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-53 Class PE, 6.5% 10/25/24	790,847	793,375
Series 2003-1 Class ZB, 5% 2/25/18	406,118	404,341
Freddie Mac Manufactured Housing participation certificates guaranteed REMIC planned amortization class Series 32 Class TH, 7% 9/25/22	2,222,605	2,269,178
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay:
Series 2284 Class C, 6.5% 2/15/29	1,551,484	1,588,829
Series 2473 Class VK, 6.5% 10/15/18	16,600,000	17,580,957
Series 2567:
Class ZE, 5% 2/15/18	334,399	335,737
Class ZK, 5% 2/15/18	471,589	473,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,952,257)		25,727,190
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,877,257	2,068,609
Series 1997-D5 Class PS1, 1.7106% 2/14/43 (d)(f)	19,128,251	1,356,910
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0367% 7/11/43 (b)(d)(f)	12,355,000	1,154,420
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.58% 4/15/15 (d)(g)	3,800,000	3,800,000
COMM floater:
Series 2001-FL5A:
Class A2, 1.86% 11/15/13 (b)(d)	1,695,000	1,696,315
Class D, 2.53% 11/15/13 (b)(d)	2,200,000	2,199,832
Series 2002-FL7 Class A2, 1.63% 11/15/14 (b)(d)	1,905,000	1,904,283
Commercial Mortgage Asset Trust sequential pay:
Series 1999-C1 Class A3, 6.64% 1/17/32	1,000,000	1,147,475
Series 1999-C2 Class A1, 7.285% 11/17/32	2,906,325	3,243,686
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	1,539,714	1,648,216
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	$ 1,245,000	$ 1,398,992
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,863,166
Series 2000-C1 Class A1, 7.325% 4/14/62	1,776,392	1,985,845
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,239,918
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	35,828,370	1,451,912
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	5,046,285
Series 2000-CF1 Class A1A, 7.45% 6/10/33	1,780,573	2,001,866
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (b)	1,000,000	1,129,136
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.54% 5/15/33 (b)(d)(f)	24,010,883	1,013,994
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	4,942,163	5,205,388
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	2,000,660
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,684,767
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,882,236	3,251,973
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	1,661,610	1,846,724
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	1,782,878	1,975,036
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,370,000	6,151,587
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	2,677,325	3,035,492
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (b)	4,000,000	3,761,250
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (b)	4,485,190	4,968,608
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	3,365,780	3,714,951
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,752,404	1,940,788
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	2,500,000	2,777,344
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	$ 3,000,000	$ 3,329,544
Class C4, 6.893% 5/15/16 (b)	8,000,000	9,054,630
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $93,905,866)		100,049,602
Foreign Government and Government Agency Obligations - 2.0%

Chilean Republic:
5.5% 1/15/13	1,655,000	1,694,306
5.625% 7/23/07	1,210,000	1,292,431
7.125% 1/11/12	2,900,000	3,305,391
Ontario Province:
5.5% 10/1/08	4,000,000	4,431,480
7% 8/4/05	3,500,000	3,890,646
Polish Government 6.25% 7/3/12	2,410,000	2,687,150
Quebec Province yankee 6.5% 1/17/06	2,000,000	2,224,102
United Mexican States:
4.625% 10/8/08	2,470,000	2,487,290
7.5% 1/14/12	3,650,000	4,133,625
8% 9/24/22	2,000,000	2,215,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,740,090)		28,361,421
Preferred Securities - 0.2%
Shares
FINANCIALS - 0.2%
Banks - 0.2%
Royal Bank of Scotland Group PLC 7.816% (Cost $3,100,000)	3,100	3,465,626
Fixed-Income Funds - 10.7%

Fidelity Ultra-Short Central Fund (e) (Cost $148,499,890)	1,496,332	148,585,768
Cash Equivalents - 1.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $14,507,000)	$ 14,507,544	$ 14,507,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,402,155,075)		1,458,393,246
NET OTHER ASSETS - (4.7)%		(64,843,878)
NET ASSETS - 100%		$ 1,393,549,368
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	June 2004	$ 19,788,370	$ 123,380
20 Eurodollar 90 Day Index Contracts	Sept. 2004	19,777,370	116,880
20 Eurodollar 90 Day Index Contracts	Dec. 2004	19,767,120	107,630
20 Eurodollar 90 Day Index Contracts	June 2003	19,869,870	69,880
20 Eurodollar 90 Day Index Contracts	Sept. 2003	19,844,620	96,630
20 Eurodollar 90 Day Index Contracts	Dec. 2003	19,820,620	115,630
20 Eurodollar 90 Day Index Contracts	March 2004	19,801,370	125,130
20 Eurodollar 90 Day Index Contracts	March 2005	19,760,120	98,130
20 Eurodollar 90 Day Index Contracts	June 2005	19,752,620	89,880
41 Eurodollar 90 Day Index Contracts	Sept. 2005	40,528,646	119,778
87 Eurodollar 90 Day Index Contracts	Dec. 2005	85,984,660	211,678
87 Eurodollar 90 Day Index Contracts	March 2006	85,957,985	189,416
115 Eurodollar 90 Day Index Contracts	June 2006	113,675,403	137,223
115 Eurodollar 90 Day Index Contracts	Sept. 2006	113,638,315	121,123
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased - continued
Eurodollar Contracts - continued
115 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 113,596,340	$ 112,785
115 Eurodollar 90 Day Index Contracts	March 2007	113,562,915	103,085
TOTAL EURODOLLAR CONTRACTS		845,126,344	1,938,258
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $88,170,446 or 6.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $602,345.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $708,225,131 and $480,395,452, respectively, of which long-term U.S. government and government agency obligations aggregated $474,292,773 and $289,634,240, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $5,814,000. The weighted average interest rate was 1.37%. Interest earned from the interfund lending program amounted to $222 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $7,479,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $14,507,000) (cost $ 1,402,155,075) - See accompanying schedule		$ 1,458,393,246
Cash		234,099
Receivable for investments sold		4,185,253
Receivable for fund shares sold		2,856,284
Interest and dividends receivable		14,765,661
Receivable for daily variation on futures contracts		273,088
Total assets		1,480,707,631

Liabilities
Payable for investments purchased Regular delivery	$ 10,819,728
Delayed delivery	71,149,334
Payable for fund shares redeemed	3,530,380
Distributions payable	432,863
Accrued management fee	495,658
Distribution fees payable	417,956
Other payables and accrued expenses	312,344
Total liabilities		87,158,263

Net Assets		$ 1,393,549,368
Net Assets consist of:
Paid in capital		$ 1,327,193,075
Undistributed net investment income		3,936,053
Accumulated undistributed net realized gain (loss) on investments		4,243,811
Net unrealized appreciation (depreciation) on investments		58,176,429
Net Assets		$ 1,393,549,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($174,554,256 ÷ 15,319,850 shares)	$ 11.39

Maximum offering price per share (100/96.25 of $11.39)	$ 11.83
Class T: Net Asset Value and redemption price per share ($767,985,785 ÷ 67,373,588 shares)	$ 11.40

Maximum offering price per share (100/97.25 of $11.40)	$ 11.72
Class B: Net Asset Value and offering price per share ($191,329,808 ÷ 16,806,151 shares) A	$ 11.38

Class C: Net Asset Value and offering price per share ($119,651,545 ÷ 10,516,817 shares) A	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($140,027,974 ÷ 12,267,955 shares)	$ 11.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 31,172,995
Dividends		120,264
Security lending		3,048
Total income		31,296,307

Expenses
Management fee	$ 2,782,502
Transfer agent fees	1,279,517
Distribution fees	2,369,606
Accounting and security lending fees	145,283
Non-interested trustees' compensation	2,835
Custodian fees and expenses	26,778
Registration fees	108,482
Audit	22,598
Legal	9,921
Miscellaneous	8
Total expenses before reductions	6,747,530
Expense reductions	(2,339)	6,745,191
Net investment income (loss)		24,551,116
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,176,590
Futures contracts	73,360
Total net realized gain (loss)		14,249,950
Change in net unrealized appreciation (depreciation) on: Investment securities	22,176,295
Futures contracts	977,952
Delayed delivery commitments	60,708
Total change in net unrealized appreciation (depreciation)		23,214,955
Net gain (loss)		37,464,905
Net increase (decrease) in net assets resulting from operations		$ 62,016,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,551,116	$ 45,482,487
Net realized gain (loss)	14,249,950	8,828,632
Change in net unrealized appreciation (depreciation)	23,214,955	(874,800)
Net increase (decrease) in net assets resulting from operations	62,016,021	53,436,319
Distributions to shareholders from net investment income	(23,726,034)	(45,483,711)
Share transactions - net increase (decrease)	146,639,636	294,234,320
Total increase (decrease) in net assets	184,929,623	302,186,928

Net Assets
Beginning of period	1,208,619,745	906,432,817
End of period (including undistributed net investment income of $3,936,053 and undistributed net investment income of $3,110,971, respectively)	$ 1,393,549,368	$ 1,208,619,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77	$ 10.56	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.226	.521G	.619	.629	.580	.537	.615
Net realized and unrealized gain (loss)	.324	.055G	.713	(.002)	(.474)	.207	(.023)
Total from investment operations	.550	.576	1.332	.627	.106	.744	.592
Distributions from net investment income	(.220)	(.526)	(.622)	(.627)	(.576)	(.534)	(.622)
Net asset value, end of period	$ 11.39	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77	$ 10.56
Total Return B,C,D	5.01%	5.44%	13.28%	6.32%	1.00%	7.21%	5.81%
Ratios to Average Net Assets F
Expenses before expense reductions	.82% A	.83%	.83%	.84%	.87%	1.02% A	2.42%
Expenses net of voluntary waivers, if any	.82% A	.83%	.83%	.84%	.87%	.90% A	.90%
Expenses net of all reductions	.82% A	.82%	.82%	.84%	.86%	.90% A	.90%
Net investment income (loss)	4.08% A	4.82% G	5.82%	6.20%	5.58%	5.51% A	5.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,554	$ 133,236	$ 92,027	$ 48,177	$ 22,628	$ 8,217	$ 3,819
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77	$ 10.56	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.220	.508G	.603	.620	.576	.537	.625
Net realized and unrealized gain (loss)	.334	.044G	.713	(.006)	(.473)	.201	(.058)
Total from investment operations	.554	.552	1.316	.614	.103	.738	.567
Distributions from net investment income	(.214)	(.512)	(.606)	(.614)	(.563)	(.528)	(.617)
Net asset value, end of period	$ 11.40	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77	$ 10.56
Total Return B,C,D	5.04%	5.21%	13.11%	6.18%	.98%	7.15%	5.56%
Ratios to Average Net AssetsF
Expenses before expense reductions	.94% A	.95%	.97%	.97%	.97%	.98% A	.96%
Expenses net of voluntary waivers, if any	.94% A	.95%	.97%	.97%	.97%	.98% A	.96%
Expenses net of all reductions	.94% A	.95%	.97%	.97%	.97%	.98% A	.96%
Net investment income (loss)	3.96% A	4.70% G	5.67%	6.07%	5.48%	5.48% A	5.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 767,986	$ 684,618	$ 546,276	$ 313,887	$ 315,350	$ 287,734	$ 278,869
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76	$ 10.54	$ 10.59
Income from Investment Operations
Net investment income (loss)E	.183	.436 G	.534	.553	.506	.468	.551
Net realized and unrealized gain (loss)	.323	.044G	.713	(.006)	(.467)	.214	(.057)
Total from investment operations	.506	.480	1.247	.547	.039	.682	.494
Distributions from net investment income	(.176)	(.440)	(.537)	(.547)	(.499)	(.462)	(.544)
Net asset value, end of period	$ 11.38	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76	$ 10.54
Total Return B,C,D	4.61%	4.52%	12.40%	5.50%	.37%	6.60%	4.83%
Ratios to Average Net Assets F
Expenses before expense reductions	1.61% A	1.61%	1.62%	1.62%	1.61%	1.70% A	1.74%
Expenses net of voluntary waivers, if any	1.61% A	1.61%	1.62%	1.62%	1.61%	1.65% A	1.65%
Expenses net of all reductions	1.61% A	1.61%	1.62%	1.62%	1.61%	1.65% A	1.65%
Net investment income (loss)	3.29% A	4.03%G	5.02%	5.42%	4.83%	4.79% A	5.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,330	$ 178,062	$ 113,424	$ 63,584	$ 64,532	$ 39,657	$ 22,201
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76	$ 10.56	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.178	.428 G	.525	.545	.492	.453	.031
Net realized and unrealized gain (loss)	.334	.044G	.716	(.005)	(.472)	.199	(.005)
Total from investment operations	.512	.472	1.241	.540	.020	.652	.026
Distributions from net investment income	(.172)	(.432)	(.531)	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 11.38	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76	$ 10.56
Total Return B,C,D	4.66%	4.45%	12.34%	5.42%	.19%	6.30%	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.69% A	1.68%	1.69%	1.69%	1.71%	2.41%A	80.03% A
Expenses net of voluntary waivers, if any	1.69% A	1.68%	1.69%	1.69%	1.71%	1.75%A	1.75% A
Expenses net of all reductions	1.69% A	1.68%	1.69%	1.69%	1.71%	1.75%A	1.73% A
Net investment income (loss)	3.21% A	3.96%G	4.96%	5.35%	4.73%	4.67%A	4.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,652	$ 98,158	$ 63,538	$ 20,530	$ 17,099	$ 6,100	$ 160
Portfolio turnover rate	77% A	121%	112%	153%	138%	176%A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998G	1997 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78	$ 10.57	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.235	.539 F	.638	.656	.610	.566	.658
Net realized and unrealized gain (loss)	.324	.053F	.711	(.002)	(.485)	.201	(.060)
Total from investment operations	.559	.592	1.349	.654	.125	.767	.598
Distributions from net investment income	(.229)	(.542)	(.639)	(.644)	(.595)	(.557)	(.648)
Net asset value, end of period	$ 11.41	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78	$ 10.57
Total Return B,C	5.08%	5.59%	13.45%	6.59%	1.19%	7.44%	5.86%
Ratios to Average Net AssetsE
Expenses before expense reductions	.67% A	.67%	.66%	.65%	.66%	.68% A	.67%
Expenses net of voluntary waivers, if any	.67% A	.67%	.66%	.65%	.66%	.68% A	.67%
Expenses net of all reductions	.67% A	.67%	.66%	.65%	.66%	.68% A	.67%
Net investment income (loss)	4.23% A	4.97% F	5.98%	6.39%	5.78%	5.78% A	6.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,028	$ 114,546	$ 91,168	$ 88,350	$ 157,131	$ 168,019	$ 177,427
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G Eleven months ended October 31. H For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 61,375,058	|
Unrealized depreciation	(3,541,292)
Net unrealized appreciation (depreciation)	$ 57,833,766
Cost for federal income tax purposes	$ 1,400,559,480

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 112,828	$ 1,546
Class T	0%	.25%	903,236	13,561
Class B	.65%	.25%	822,796	594,615
Class C	.75%	.25%	530,746	162,485
			$ 2,369,606	$ 772,207

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC

Class A	$ 63,485
Class T	24,165
Class B*	208,555
Class C*	20,311
$ 316,516

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 137,241.18
Class T	720,261.20
Class B	203,352.22
Class C	103,735.20
Institutional Class	114,928.18
	$ 1,279,517

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,478,982 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,339.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 2,934,818	$ 5,125,792
Class T	13,730,718	27,140,787
Class B	2,886,849	5,289,775
Class C	1,615,752	2,853,534
Institutional Class	2,557,897	5,073,823
Total	$ 23,726,034	$ 45,483,711

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	5,514,993	9,771,131	$ 62,093,627	$ 106,005,125
Reinvestment of distributions	233,145	420,199	2,628,584	4,558,153
Shares redeemed	(2,477,204)	(6,497,238)	(27,828,846)	(70,300,571)
Net increase (decrease)	3,270,934	3,694,092	$ 36,893,365	$ 40,262,707
Class T
Shares sold	20,174,344	38,686,726	$ 226,624,653	$ 420,063,872
Reinvestment of distributions	1,150,875	2,361,958	12,978,623	25,618,104
Shares redeemed	(15,839,083)	(28,735,485)	(177,768,582)	(311,143,526)
Net increase (decrease)	5,486,136	12,313,199	$ 61,834,694	$ 134,538,450
Class B
Shares sold	3,865,053	10,678,416	$ 43,426,195	$ 115,913,682
Reinvestment of distributions	197,375	384,737	2,222,246	4,171,299
Shares redeemed	(3,372,720)	(5,252,751)	(37,823,403)	(56,764,837)
Net increase (decrease)	689,708	5,810,402	$ 7,825,038	$ 63,320,144

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class C
Shares sold	3,270,835	6,232,223	$ 36,711,349	$ 67,477,314
Reinvestment of distributions	114,558	213,210	1,289,478	2,310,669
Shares redeemed	(1,758,285)	(3,332,015)	(19,660,041)	(36,064,636)
Net increase (decrease)	1,627,108	3,113,418	$ 18,340,786	$ 33,723,347
Institutional Class
Shares sold	3,405,759	5,853,822	$ 38,366,823	$ 63,463,448
Reinvestment of distributions	164,099	317,927	1,853,201	3,454,065
Shares redeemed	(1,643,063)	(4,094,020)	(18,474,271)	(44,527,841)
Net increase (decrease)	1,926,795	2,077,729	$ 21,745,753	$ 22,389,672

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LTB-USAN-0603
1.784888.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
U.S. Government and U.S. Government Agency Obligations 43.5%	U.S. Government and U.S. Government Agency Obligations 38.5%
AAA 13.7%	AAA 14.1%
AA 6.6%	AA 7.0%
A 17.5%	A 18.5%
BBB 18.0%	BBB 19.2%
BB and Below 1.6%	BB and Below 1.8%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	4.3	4.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	3.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Corporate Bonds 36.3%		Corporate Bonds 39.3%
	U.S. Government and Government Agency Obligations 43.5%		U.S. Government and Government Agency Obligations 38.5%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 10.0%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 8.5%
	Other Investments 2.2%		Other Investments 2.9%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	6.5%	** Foreign investments	8.2%
* Futures and Swaps	7.8%	** Futures and Swaps	8.8%

(dagger)Short-Term and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,479,332
6.4% 5/15/06	1,000,000	1,092,588
6.9% 9/1/04	1,500,000	1,588,586
7.2% 9/1/09	680,000	771,368
7.4% 1/20/05	800,000	863,548
7.75% 6/15/05	2,100,000	2,315,962
		9,111,384
Media - 3.1%
AOL Time Warner, Inc.:
5.625% 5/1/05	4,300,000	4,529,018
6.125% 4/15/06	2,400,000	2,554,822
6.75% 4/15/11	1,700,000	1,845,688
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,155,000
Clear Channel Communications, Inc.:
5.75% 1/15/13	700,000	739,447
7.65% 9/15/10	5,185,000	6,068,016
7.875% 6/15/05	375,000	414,131
Continental Cablevision, Inc. 8.3% 5/15/06	6,520,000	7,372,516
Cox Communications, Inc.:
7.125% 10/1/12	1,580,000	1,844,903
7.5% 8/15/04	1,850,000	1,973,093
7.75% 8/15/06	1,450,000	1,650,244
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,098,359
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,281,166
News America, Inc.:
4.75% 3/15/10 (b)	2,000,000	1,921,680
6.625% 1/9/08	1,700,000	1,875,579
TCI Communications, Inc.:
6.375% 5/1/03	1,400,000	1,400,000
8.65% 9/15/04	900,000	970,150
Walt Disney Co. 5.375% 6/1/07	2,000,000	2,128,618
		42,822,430
TOTAL CONSUMER DISCRETIONARY		51,933,814
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.1%
Fred Meyer, Inc. 7.375% 3/1/05	985,000	1,064,691
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.4%
Kraft Foods, Inc. 1.9113% 10/27/03 (d)	$ 5,400,000	$ 5,399,136
Tobacco - 1.0%
Philip Morris Companies, Inc.:
7.2% 2/1/07	2,000,000	2,087,194
7.5% 4/1/04	750,000	765,008
7.65% 7/1/08	4,635,000	4,911,214
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	1,700,000	1,604,093
7.25% 6/1/12	3,750,000	3,534,769
7.75% 5/15/06	930,000	918,613
		13,820,891
TOTAL CONSUMER STAPLES		20,284,718
ENERGY - 1.2%
Energy Equipment & Services - 0.5%
Kinder Morgan, Inc. 6.5% 9/1/12	5,730,000	6,381,788
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	2,000,000	2,080,546
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,797,144
Pemex Project Funding Master Trust 6.125% 8/15/08 (b)	1,000,000	1,057,500
Union Pacific Resources Group, Inc. 7% 10/15/06	2,700,000	3,031,684
		9,966,874
TOTAL ENERGY		16,348,662
FINANCIALS - 19.4%
Banks - 3.1%
Abbey National First Capital BV yankee 8.2% 10/15/04	1,900,000	2,064,170
Abbey National PLC 6.69% 10/17/05	1,020,000	1,128,875
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	1,200,000	1,241,395
Bank of America Corp.:
3.875% 1/15/08	1,530,000	1,576,180
4.75% 10/15/06	985,000	1,052,403
4.875% 1/15/13	840,000	862,396
7.125% 9/15/06	2,000,000	2,277,532
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	$ 1,300,000	$ 1,287,430
4.25% 9/4/12 (d)	1,510,000	1,547,262
8.5% 12/15/04	2,500,000	2,759,290
BankBoston Corp. 6.625% 2/1/04	960,000	996,403
Capital One Bank 6.5% 7/30/04	2,000,000	2,065,530
Citicorp 6.75% 8/15/05	970,000	1,070,209
Fleet Financial Group, Inc. 7.125% 4/15/06	2,240,000	2,500,913
FleetBoston Financial Corp.:
4.875% 12/1/06	1,000,000	1,062,945
7.25% 9/15/05	1,315,000	1,465,727
Korea Development Bank 7.375% 9/17/04	1,110,000	1,185,164
MBNA Corp.:
6.25% 1/17/07	1,155,000	1,242,258
6.34% 6/2/03	450,000	451,541
Mellon Bank NA, Pittsburgh:
6.5% 8/1/05	2,000,000	2,191,018
7.375% 5/15/07	1,800,000	2,073,008
Mercantile Bancorp, Inc. 7.3% 6/15/07	835,000	967,255
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,677,800
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,207,778
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,732,974
5.625% 1/15/07	175,000	191,041
		42,878,497
Diversified Financials - 12.2%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,620,229
American General Finance Corp.:
5.375% 10/1/12	3,050,000	3,169,365
5.875% 7/14/06	2,350,000	2,559,693
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	1,100,000	1,209,670
Amvescap PLC yankee:
5.9% 1/15/07	665,000	715,365
6.6% 5/15/05	4,000,000	4,317,652
Associates Corp. of North America 7.75% 2/15/05	2,700,000	2,969,649
Bear Stearns Companies, Inc. 5.7% 1/15/07	880,000	961,197
CIT Group, Inc.:
7.375% 4/2/07	740,000	828,841
7.75% 4/2/12	2,000,000	2,319,166
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Citigroup, Inc.:
3.5% 2/1/08	$ 2,770,000	$ 2,797,589
7.25% 10/1/10	700,000	829,842
Countrywide Home Loans, Inc.:
3.5% 12/19/05	3,460,000	3,543,216
5.5% 8/1/06	70,000	75,336
6.935% 7/16/07	2,450,000	2,768,382
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	2,460,000	2,733,104
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,960,085
7.92% 5/18/12	4,845,000	3,427,200
Deutsche Telekom International Finance BV 8.5% 6/15/10	5,700,000	6,870,495
Ford Motor Credit Co.:
5.8% 1/12/09	6,510,000	6,196,771
6.5% 1/25/07	300,000	306,658
6.875% 2/1/06	6,950,000	7,189,796
7.375% 10/28/09	2,000,000	2,042,870
General Motors Acceptance Corp.:
6.75% 1/15/06	9,885,000	10,423,614
6.875% 9/15/11	5,905,000	6,018,293
7.5% 7/15/05	245,000	262,187
7.75% 1/19/10	2,060,000	2,221,838
Goldman Sachs Group, Inc. 4.125% 1/15/08	4,550,000	4,695,850
Household Finance Corp.:
5.875% 2/1/09	1,055,000	1,142,514
6.375% 11/27/12	1,595,000	1,759,606
6.5% 1/24/06	2,140,000	2,380,872
6.75% 5/15/11	3,000,000	3,380,313
HSBC Capital Funding LP 9.547% 12/31/49 (a)(b)	3,350,000	4,277,555
J.P. Morgan Chase & Co.:
4% 2/1/08	1,125,000	1,156,853
5.35% 3/1/07	3,270,000	3,547,764
Legg Mason, Inc. 6.75% 7/2/08	3,710,000	4,151,768
Lehman Brothers Holdings, Inc.:
4% 1/22/08	1,600,000	1,634,226
6.25% 5/15/06	2,400,000	2,660,290
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	2,190,000	2,207,520
4% 11/15/07	2,000,000	2,050,490
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc.: - continued
6.15% 1/26/06	$ 2,000,000	$ 2,171,700
Monumental Global Funding II 6.05% 1/19/06 (b)	4,500,000	4,940,523
Morgan Stanley:
5.3% 3/1/13	4,760,000	4,940,399
5.8% 4/1/07	740,000	806,607
NiSource Finance Corp.:
7.625% 11/15/05	1,240,000	1,393,235
7.875% 11/15/10	2,275,000	2,751,970
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	3,000,000	3,412,500
Petronas Capital Ltd. 7% 5/22/12 (b)	4,495,000	4,963,617
Popular North America, Inc. 6.125% 10/15/06	1,955,000	2,151,517
Powergen US Funding LLC 4.5% 10/15/04	2,565,000	2,634,209
RBSG Capital Corp. 10.125% 3/1/04	1,500,000	1,602,254
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,744,195
SLM Corp.:
3.625% 3/17/08	3,900,000	3,929,168
5.375% 1/15/13	3,000,000	3,170,214
Verizon Global Funding Corp.:
6.125% 6/15/07	500,000	556,756
7.375% 9/1/12	1,380,000	1,636,657
7.75% 6/15/32	2,000,000	2,472,960
Verizon Wireless Capital LLC 5.375% 12/15/06	6,150,000	6,627,357
Wells Fargo Financial, Inc. 5.875% 8/15/08	1,900,000	2,131,878
		170,421,440
Insurance - 1.4%
Allstate Corp. 7.875% 5/1/05	2,700,000	3,006,002
New York Life Insurance Co. 6.4% 12/15/03 (b)	2,000,000	2,061,846
Principal Life Global Funding I:
5.125% 6/28/07 (b)	4,000,000	4,248,252
6.25% 2/15/12 (b)	5,000,000	5,548,070
Prudential Financial, Inc. 3.75% 5/1/08	1,640,000	1,640,000
St. Paul Companies, Inc. 8.125% 4/15/10	1,750,000	2,045,110
Travelers Property Casualty Corp. 5% 3/15/13 (b)	835,000	842,849
		19,392,129
Real Estate - 2.7%
AMB Property LP 7.2% 12/15/05	2,000,000	2,214,716
Arden Realty LP:
7% 11/15/07	3,460,000	3,859,492
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Arden Realty LP: - continued
8.875% 3/1/05	$ 2,590,000	$ 2,882,442
AvalonBay Communities, Inc.:
5% 8/1/07	1,380,000	1,448,652
6.5% 7/15/03	500,000	504,759
Boston Properties, Inc. 6.25% 1/15/13 (b)	2,500,000	2,680,388
BRE Properties, Inc. 5.95% 3/15/07	875,000	935,305
Camden Property Trust 5.875% 11/30/12	1,700,000	1,799,872
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	2,014,418
CenterPoint Properties Trust 6.75% 4/1/05	640,000	679,773
Duke Realty LP 7.3% 6/30/03	3,000,000	3,025,686
EOP Operating LP:
6.5% 1/15/04	1,675,000	1,724,696
7.75% 11/15/07	3,775,000	4,369,159
ERP Operating LP 7.1% 6/23/04	3,500,000	3,691,370
Gables Realty LP 5.75% 7/15/07	1,915,000	1,985,771
ProLogis 6.7% 4/15/04	2,790,000	2,932,276
		36,748,775
TOTAL FINANCIALS		269,440,841
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.9%
Lockheed Martin Corp. 7.25% 5/15/06	2,000,000	2,264,446
Raytheon Co.:
4.5% 11/15/07	2,000,000	2,060,080
8.2% 3/1/06	1,900,000	2,181,441
8.3% 3/1/10	5,195,000	6,179,068
		12,685,035
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,045,000	1,091,449
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee:
6.125% 1/15/09	2,500,000	2,456,250
6.375% 6/15/05	1,750,000	1,767,500
6.75% 2/15/11	1,455,000	1,455,000
		5,678,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	$ 2,700,000	$ 3,027,210
Norfolk Southern Corp. 7.35% 5/15/07	1,900,000	2,174,801
		5,202,011
TOTAL INDUSTRIALS		24,657,245
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	1,340,000	1,541,000
Computers & Peripherals - 0.6%
Hewlett-Packard Co.:
6.5% 7/1/12	3,000,000	3,357,519
7.15% 6/15/05	2,400,000	2,641,932
NCR Corp. 7.125% 6/15/09 (b)	2,270,000	2,414,397
		8,413,848
TOTAL INFORMATION TECHNOLOGY		9,954,848
MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	915,000	966,244
Falconbridge Ltd. yankee 7.35% 6/5/12	710,000	781,121
		1,747,365
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T Broadband Corp. 8.375% 3/15/13	5,046,000	6,156,478
AT&T Corp.:
6% 3/15/09	720,000	738,931
7% 11/15/06	710,000	761,362
Citizens Communications Co.:
6.375% 8/15/04	2,200,000	2,303,576
8.5% 5/15/06	1,485,000	1,720,387
France Telecom SA 8.7% 3/1/06	3,600,000	4,088,430
Koninklijke KPN NV yankee 8% 10/1/10	5,940,000	7,121,555
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	175,000	186,720
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TELUS Corp. yankee:
7.5% 6/1/07	$ 1,440,000	$ 1,598,400
8% 6/1/11	6,550,000	7,401,500
		32,077,339
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,580,000	1,760,167
7.875% 3/1/11	950,000	1,094,499
8.75% 3/1/31	540,000	672,427
Cingular Wireless LLC 5.625% 12/15/06	2,000,000	2,179,954
		5,707,047
TOTAL TELECOMMUNICATION SERVICES		37,784,386
UTILITIES - 4.1%
Electric Utilities - 3.3%
Constellation Energy Group, Inc.:
6.125% 9/1/09	195,000	215,461
7% 4/1/12	805,000	925,145
Detroit Edison Co. 6.125% 10/1/10	1,440,000	1,592,639
Dominion Resources, Inc. 2.8% 2/15/05	1,905,000	1,918,112
DTE Energy Co. 7.05% 6/1/11	2,000,000	2,304,198
Exelon Generation Co. LLC 6.95% 6/15/11	1,205,000	1,350,809
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,585,055
6.45% 11/15/11	1,180,000	1,275,644
FPL Group Capital, Inc. 3.25% 4/11/06	885,000	887,204
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,321,613
Monongahela Power Co. 5% 10/1/06	1,370,000	1,373,425
Niagara Mohawk Power Corp.:
8% 6/1/04	3,000,000	3,196,584
8.875% 5/15/07	400,000	474,128
Ohio Edison Co. 4% 5/1/08 (b)	3,965,000	4,009,420
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,115,158
6.375% 5/1/12	1,155,000	1,291,913
PPL Electric Utilities Corp. 5.875% 8/15/07	1,370,000	1,500,565
Progress Energy, Inc. 6.75% 3/1/06	1,800,000	1,985,468
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	4,126,939
Public Service Co. of Colorado 7.875% 10/1/12	1,465,000	1,795,290
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
TECO Energy, Inc. 7% 5/1/12	$ 2,375,000	$ 2,303,750
Texas Utilities Electric Co. 8.25% 4/1/04	3,000,000	3,163,584
Virginia Electric & Power Co. 5.75% 3/31/06	2,000,000	2,160,228
		45,872,332
Gas Utilities - 0.6%
Consolidated Natural Gas Co. 5.375% 11/1/06	3,330,000	3,588,165
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,070,000	1,148,391
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	2,100,000	2,277,240
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,172,401
Williams Holdings of Delaware, Inc. 6.125% 12/1/03	500,000	500,000
		8,686,197
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc. 7.125% 9/1/11	2,800,000	2,646,000
TOTAL UTILITIES		57,204,529
TOTAL NONCONVERTIBLE BONDS (Cost $458,242,460)		489,356,408
U.S. Government and Government Agency Obligations - 26.4%

U.S. Government Agency Obligations - 18.4%
Fannie Mae:
0% 6/4/03 (c)	1,000,000	998,914
4.75% 1/2/07	25,000,000	26,722,150
5.25% 4/15/07	61,021,000	66,992,383
5.5% 7/18/12	25,000,000	26,204,750
6.22% 8/5/08	13,900,000	14,069,719
6.25% 2/1/11	975,000	1,103,928
6.25% 7/19/11	3,400,000	3,570,245
6.51% 5/6/08	7,000,000	7,005,292
6.625% 9/15/09	37,000,000	43,478,663
7.125% 6/15/10	20,230,000	24,473,546
7.55% 8/4/10	2,800,000	2,841,880
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.5% 9/15/11	$ 17,200,000	$ 18,986,478
5.75% 3/15/09	16,335,000	18,425,717
5.875% 3/21/11	670,000	742,800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		255,616,465
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds 11.25% 2/15/15	5,325,000	8,862,382
U.S. Treasury Notes:
3% 11/15/07	43,850,000	44,451,227
4% 11/15/12	3,605,000	3,651,047
5% 8/15/11	12,470,000	13,654,650
5.625% 5/15/08	23,000,000	25,972,934
6.5% 2/15/10	13,000,000	15,476,604
TOTAL U.S. TREASURY OBLIGATIONS		112,068,844
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $357,665,167)		367,685,309
U.S. Government Agency - Mortgage Securities - 13.6%

Fannie Mae - 13.0%
4.5% 5/1/18 (g)	2,000,000	2,027,500
4.5% 6/1/18 (g)	50,725,000	51,232,250
4.5% 6/17/18 (g)	1,000,000	1,010,000
5.5% 9/1/10 to 12/1/14	11,588,172	12,123,230
5.5% 5/1/33 (g)	6,000,000	6,168,750
5.5% 5/14/33 (g)	2,000,000	2,056,250
6% 5/1/16 to 4/1/17	5,868,988	6,152,614
6.5% 6/1/16 to 4/1/33	50,326,356	52,626,104
6.5% 5/1/33 (g)	248,640	259,907
7% 7/1/09 to 7/1/32	33,738,427	35,658,431
7% 7/1/33 (g)	5,000,000	5,284,375
7.5% 8/1/17 to 9/1/28	4,004,413	4,279,679
8.5% 6/1/11 to 9/1/25	382,698	417,776
9.5% 2/1/25	583,506	650,659
10% 1/1/20	16,388	18,949
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
10.5% 8/1/20	$ 102,428	$ 119,414
11% 8/1/15	540,172	615,322
12.5% 12/1/13 to 4/1/15	20,851	24,690
TOTAL FANNIE MAE		180,725,900
Freddie Mac - 0.0%
8.5% 9/1/24 to 8/1/27	534,475	581,086
9.5% 1/1/17	11,990	13,365
10% 4/1/06 to 5/1/09	25,936	28,334
10.25% 12/1/09	13,902	15,460
10.5% 5/1/21	117,525	132,156
11% 12/1/11	6,269	7,094
11.5% 10/1/15	14,809	17,070
11.75% 10/1/10	19,540	22,237
TOTAL FREDDIE MAC		816,802
Government National Mortgage Association - 0.6%
6.5% 2/15/29	1,856,408	1,954,458
7% 2/15/28 to 11/15/28	5,065,418	5,382,475
7.5% 2/15/28 to 10/15/28	67,828	72,491
8% 11/15/05 to 6/15/25	546,249	586,141
8.5% 4/15/17 to 12/15/21	238,304	262,128
11% 7/20/19 to 8/20/19	32,872	38,244
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		8,295,937
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $186,583,075)		189,838,639
Asset-Backed Securities - 6.5%

ACE Securities Corp. 1.735% 8/25/32 (d)	2,376,132	2,381,808
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	690,889	685,276
American Express Credit Account Master Trust:
5.53% 10/15/08	1,020,000	1,104,201
6.1% 12/15/06	1,100,000	1,152,244
AmeriCredit Automobile Receivables Trust:
4.61% 1/12/09	5,800,000	6,083,655
5.01% 7/14/08	6,000,000	6,283,882
7.15% 8/12/04	235,844	236,802
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Amortizing Residential Collateral Trust 7% 6/25/32	$ 310,497	$ 307,578
Asset Backed Securities Corp. Home Equity Loan Trust 1.68% 4/15/33 (d)	3,350,000	3,348,312
Associates Automobile Receivables Trust 6.9% 8/15/05	3,000,000	3,079,688
Capital One Master Trust 5.3% 6/15/09	4,000,000	4,243,632
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (d)	3,535,000	3,535,000
1.69% 1/15/09 (d)	6,800,000	6,800,000
3.5% 2/17/09	1,860,000	1,858,698
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	376,965	387,686
Citibank Credit Card Issuance Trust 4.1% 12/7/06	5,300,000	5,512,729
Citibank Credit Card Master Trust I 5.3% 1/9/06	1,320,000	1,355,947
CS First Boston Mortgage Securities Corp.:
1.69% 8/25/33 (d)	633,002	633,879
2.19% 8/25/33 (d)	765,000	769,627
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 5/27/32 (b)	287,942	280,743
8% 11/27/32 (b)	1,330,436	1,283,870
8.5% 3/25/31 (b)	34,598	34,079
Discover Card Master Trust I:
5.75% 12/15/08	8,000,000	8,776,398
5.85% 1/17/06	5,000,000	5,047,210
Fleet Credit Card Master Trust II 3.86% 3/15/07	2,605,000	2,688,284
Ford Credit Auto Owner Trust 5.71% 9/15/05	560,000	584,871
Home Equity Asset Trust NIMS Trust 8% 5/27/33 (b)	928,748	913,666
Honda Auto Receivables Owner Trust 4.67% 3/18/05	2,557,477	2,596,760
IndyMac NIMS Trust 8.67% 8/25/31 (b)(d)	152,673	151,146
Morgan Stanley Dean Witter Capital I Trust:
2.305% 1/25/32 (d)	1,350,000	1,363,537
9.5% 9/25/32 (b)	1,607,677	1,607,677
New Century Home Equity Loan Trust 1.755% 1/25/33 (d)	3,233,716	3,236,303
Premier Auto Trust 5.59% 2/9/04	226,238	226,455
Sears Credit Account Master Trust II:
5.65% 3/17/09	1,916,667	1,993,453
7% 7/15/08	3,187,500	3,293,330
Toyota Auto Receivables 2000-A Owner Trust 7.21% 4/15/07	2,000,000	2,063,284
West Penn Funding LLC 6.81% 9/25/08	4,500,000	4,914,573
TOTAL ASSET-BACKED SECURITIES (Cost $87,959,270)		90,816,283
Collateralized Mortgage Obligations - 1.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 1.9%
Fannie Mae:
REMIC planned amortization class Series 1994-51 Class PH, 6.5% 1/25/23	$ 1,388,083	$ 1,427,373
Series 2003-29 Class ZA, 5% 4/25/18	850,825	853,825
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-53 Class PE, 6.5% 10/25/24	790,847	793,375
Series 2003-1 Class ZB, 5% 2/25/18	406,118	404,341
Freddie Mac Manufactured Housing participation certificates guaranteed REMIC planned amortization class Series 32 Class TH, 7% 9/25/22	2,222,605	2,269,178
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay:
Series 2284 Class C, 6.5% 2/15/29	1,551,484	1,588,829
Series 2473 Class VK, 6.5% 10/15/18	16,600,000	17,580,957
Series 2567:
Class ZE, 5% 2/15/18	334,399	335,737
Class ZK, 5% 2/15/18	471,589	473,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,952,257)		25,727,190
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,877,257	2,068,609
Series 1997-D5 Class PS1, 1.7106% 2/14/43 (d)(f)	19,128,251	1,356,910
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0367% 7/11/43 (b)(d)(f)	12,355,000	1,154,420
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.58% 4/15/15 (d)(g)	3,800,000	3,800,000
COMM floater:
Series 2001-FL5A:
Class A2, 1.86% 11/15/13 (b)(d)	1,695,000	1,696,315
Class D, 2.53% 11/15/13 (b)(d)	2,200,000	2,199,832
Series 2002-FL7 Class A2, 1.63% 11/15/14 (b)(d)	1,905,000	1,904,283
Commercial Mortgage Asset Trust sequential pay:
Series 1999-C1 Class A3, 6.64% 1/17/32	1,000,000	1,147,475
Series 1999-C2 Class A1, 7.285% 11/17/32	2,906,325	3,243,686
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	1,539,714	1,648,216
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	$ 1,245,000	$ 1,398,992
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,863,166
Series 2000-C1 Class A1, 7.325% 4/14/62	1,776,392	1,985,845
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,239,918
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	35,828,370	1,451,912
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	5,046,285
Series 2000-CF1 Class A1A, 7.45% 6/10/33	1,780,573	2,001,866
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (b)	1,000,000	1,129,136
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.54% 5/15/33 (b)(d)(f)	24,010,883	1,013,994
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	4,942,163	5,205,388
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	2,000,660
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,684,767
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,882,236	3,251,973
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	1,661,610	1,846,724
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	1,782,878	1,975,036
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,370,000	6,151,587
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	2,677,325	3,035,492
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (b)	4,000,000	3,761,250
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (b)	4,485,190	4,968,608
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	3,365,780	3,714,951
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,752,404	1,940,788
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	2,500,000	2,777,344
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	$ 3,000,000	$ 3,329,544
Class C4, 6.893% 5/15/16 (b)	8,000,000	9,054,630
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $93,905,866)		100,049,602
Foreign Government and Government Agency Obligations - 2.0%

Chilean Republic:
5.5% 1/15/13	1,655,000	1,694,306
5.625% 7/23/07	1,210,000	1,292,431
7.125% 1/11/12	2,900,000	3,305,391
Ontario Province:
5.5% 10/1/08	4,000,000	4,431,480
7% 8/4/05	3,500,000	3,890,646
Polish Government 6.25% 7/3/12	2,410,000	2,687,150
Quebec Province yankee 6.5% 1/17/06	2,000,000	2,224,102
United Mexican States:
4.625% 10/8/08	2,470,000	2,487,290
7.5% 1/14/12	3,650,000	4,133,625
8% 9/24/22	2,000,000	2,215,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,740,090)		28,361,421
Preferred Securities - 0.2%
Shares
FINANCIALS - 0.2%
Banks - 0.2%
Royal Bank of Scotland Group PLC 7.816% (Cost $3,100,000)	3,100	3,465,626
Fixed-Income Funds - 10.7%

Fidelity Ultra-Short Central Fund (e) (Cost $148,499,890)	1,496,332	148,585,768
Cash Equivalents - 1.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $14,507,000)	$ 14,507,544	$ 14,507,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,402,155,075)		1,458,393,246
NET OTHER ASSETS - (4.7)%		(64,843,878)
NET ASSETS - 100%		$ 1,393,549,368
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	June 2004	$ 19,788,370	$ 123,380
20 Eurodollar 90 Day Index Contracts	Sept. 2004	19,777,370	116,880
20 Eurodollar 90 Day Index Contracts	Dec. 2004	19,767,120	107,630
20 Eurodollar 90 Day Index Contracts	June 2003	19,869,870	69,880
20 Eurodollar 90 Day Index Contracts	Sept. 2003	19,844,620	96,630
20 Eurodollar 90 Day Index Contracts	Dec. 2003	19,820,620	115,630
20 Eurodollar 90 Day Index Contracts	March 2004	19,801,370	125,130
20 Eurodollar 90 Day Index Contracts	March 2005	19,760,120	98,130
20 Eurodollar 90 Day Index Contracts	June 2005	19,752,620	89,880
41 Eurodollar 90 Day Index Contracts	Sept. 2005	40,528,646	119,778
87 Eurodollar 90 Day Index Contracts	Dec. 2005	85,984,660	211,678
87 Eurodollar 90 Day Index Contracts	March 2006	85,957,985	189,416
115 Eurodollar 90 Day Index Contracts	June 2006	113,675,403	137,223
115 Eurodollar 90 Day Index Contracts	Sept. 2006	113,638,315	121,123
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased - continued
Eurodollar Contracts - continued
115 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 113,596,340	$ 112,785
115 Eurodollar 90 Day Index Contracts	March 2007	113,562,915	103,085
TOTAL EURODOLLAR CONTRACTS		845,126,344	1,938,258
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $88,170,446 or 6.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $602,345.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $708,225,131 and $480,395,452, respectively, of which long-term U.S. government and government agency obligations aggregated $474,292,773 and $289,634,240, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $5,814,000. The weighted average interest rate was 1.37%. Interest earned from the interfund lending program amounted to $222 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $7,479,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $14,507,000) (cost $ 1,402,155,075) - See accompanying schedule		$ 1,458,393,246
Cash		234,099
Receivable for investments sold		4,185,253
Receivable for fund shares sold		2,856,284
Interest and dividends receivable		14,765,661
Receivable for daily variation on futures contracts		273,088
Total assets		1,480,707,631

Liabilities
Payable for investments purchased Regular delivery	$ 10,819,728
Delayed delivery	71,149,334
Payable for fund shares redeemed	3,530,380
Distributions payable	432,863
Accrued management fee	495,658
Distribution fees payable	417,956
Other payables and accrued expenses	312,344
Total liabilities		87,158,263

Net Assets		$ 1,393,549,368
Net Assets consist of:
Paid in capital		$ 1,327,193,075
Undistributed net investment income		3,936,053
Accumulated undistributed net realized gain (loss) on investments		4,243,811
Net unrealized appreciation (depreciation) on investments		58,176,429
Net Assets		$ 1,393,549,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($174,554,256 ÷ 15,319,850 shares)	$ 11.39

Maximum offering price per share (100/96.25 of $11.39)	$ 11.83
Class T: Net Asset Value and redemption price per share ($767,985,785 ÷ 67,373,588 shares)	$ 11.40

Maximum offering price per share (100/97.25 of $11.40)	$ 11.72
Class B: Net Asset Value and offering price per share ($191,329,808 ÷ 16,806,151 shares) A	$ 11.38

Class C: Net Asset Value and offering price per share ($119,651,545 ÷ 10,516,817 shares) A	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($140,027,974 ÷ 12,267,955 shares)	$ 11.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 31,172,995
Dividends		120,264
Security lending		3,048
Total income		31,296,307

Expenses
Management fee	$ 2,782,502
Transfer agent fees	1,279,517
Distribution fees	2,369,606
Accounting and security lending fees	145,283
Non-interested trustees' compensation	2,835
Custodian fees and expenses	26,778
Registration fees	108,482
Audit	22,598
Legal	9,921
Miscellaneous	8
Total expenses before reductions	6,747,530
Expense reductions	(2,339)	6,745,191
Net investment income (loss)		24,551,116
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,176,590
Futures contracts	73,360
Total net realized gain (loss)		14,249,950
Change in net unrealized appreciation (depreciation) on: Investment securities	22,176,295
Futures contracts	977,952
Delayed delivery commitments	60,708
Total change in net unrealized appreciation (depreciation)		23,214,955
Net gain (loss)		37,464,905
Net increase (decrease) in net assets resulting from operations		$ 62,016,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,551,116	$ 45,482,487
Net realized gain (loss)	14,249,950	8,828,632
Change in net unrealized appreciation (depreciation)	23,214,955	(874,800)
Net increase (decrease) in net assets resulting from operations	62,016,021	53,436,319
Distributions to shareholders from net investment income	(23,726,034)	(45,483,711)
Share transactions - net increase (decrease)	146,639,636	294,234,320
Total increase (decrease) in net assets	184,929,623	302,186,928

Net Assets
Beginning of period	1,208,619,745	906,432,817
End of period (including undistributed net investment income of $3,936,053 and undistributed net investment income of $3,110,971, respectively)	$ 1,393,549,368	$ 1,208,619,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77	$ 10.56	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.226	.521G	.619	.629	.580	.537	.615
Net realized and unrealized gain (loss)	.324	.055G	.713	(.002)	(.474)	.207	(.023)
Total from investment operations	.550	.576	1.332	.627	.106	.744	.592
Distributions from net investment income	(.220)	(.526)	(.622)	(.627)	(.576)	(.534)	(.622)
Net asset value, end of period	$ 11.39	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77	$ 10.56
Total Return B,C,D	5.01%	5.44%	13.28%	6.32%	1.00%	7.21%	5.81%
Ratios to Average Net Assets F
Expenses before expense reductions	.82% A	.83%	.83%	.84%	.87%	1.02% A	2.42%
Expenses net of voluntary waivers, if any	.82% A	.83%	.83%	.84%	.87%	.90% A	.90%
Expenses net of all reductions	.82% A	.82%	.82%	.84%	.86%	.90% A	.90%
Net investment income (loss)	4.08% A	4.82% G	5.82%	6.20%	5.58%	5.51% A	5.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,554	$ 133,236	$ 92,027	$ 48,177	$ 22,628	$ 8,217	$ 3,819
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77	$ 10.56	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.220	.508G	.603	.620	.576	.537	.625
Net realized and unrealized gain (loss)	.334	.044G	.713	(.006)	(.473)	.201	(.058)
Total from investment operations	.554	.552	1.316	.614	.103	.738	.567
Distributions from net investment income	(.214)	(.512)	(.606)	(.614)	(.563)	(.528)	(.617)
Net asset value, end of period	$ 11.40	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77	$ 10.56
Total Return B,C,D	5.04%	5.21%	13.11%	6.18%	.98%	7.15%	5.56%
Ratios to Average Net AssetsF
Expenses before expense reductions	.94% A	.95%	.97%	.97%	.97%	.98% A	.96%
Expenses net of voluntary waivers, if any	.94% A	.95%	.97%	.97%	.97%	.98% A	.96%
Expenses net of all reductions	.94% A	.95%	.97%	.97%	.97%	.98% A	.96%
Net investment income (loss)	3.96% A	4.70% G	5.67%	6.07%	5.48%	5.48% A	5.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 767,986	$ 684,618	$ 546,276	$ 313,887	$ 315,350	$ 287,734	$ 278,869
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76	$ 10.54	$ 10.59
Income from Investment Operations
Net investment income (loss)E	.183	.436 G	.534	.553	.506	.468	.551
Net realized and unrealized gain (loss)	.323	.044G	.713	(.006)	(.467)	.214	(.057)
Total from investment operations	.506	.480	1.247	.547	.039	.682	.494
Distributions from net investment income	(.176)	(.440)	(.537)	(.547)	(.499)	(.462)	(.544)
Net asset value, end of period	$ 11.38	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76	$ 10.54
Total Return B,C,D	4.61%	4.52%	12.40%	5.50%	.37%	6.60%	4.83%
Ratios to Average Net Assets F
Expenses before expense reductions	1.61% A	1.61%	1.62%	1.62%	1.61%	1.70% A	1.74%
Expenses net of voluntary waivers, if any	1.61% A	1.61%	1.62%	1.62%	1.61%	1.65% A	1.65%
Expenses net of all reductions	1.61% A	1.61%	1.62%	1.62%	1.61%	1.65% A	1.65%
Net investment income (loss)	3.29% A	4.03%G	5.02%	5.42%	4.83%	4.79% A	5.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,330	$ 178,062	$ 113,424	$ 63,584	$ 64,532	$ 39,657	$ 22,201
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H	1997 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76	$ 10.56	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.178	.428 G	.525	.545	.492	.453	.031
Net realized and unrealized gain (loss)	.334	.044G	.716	(.005)	(.472)	.199	(.005)
Total from investment operations	.512	.472	1.241	.540	.020	.652	.026
Distributions from net investment income	(.172)	(.432)	(.531)	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 11.38	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76	$ 10.56
Total Return B,C,D	4.66%	4.45%	12.34%	5.42%	.19%	6.30%	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.69% A	1.68%	1.69%	1.69%	1.71%	2.41%A	80.03% A
Expenses net of voluntary waivers, if any	1.69% A	1.68%	1.69%	1.69%	1.71%	1.75%A	1.75% A
Expenses net of all reductions	1.69% A	1.68%	1.69%	1.69%	1.71%	1.75%A	1.73% A
Net investment income (loss)	3.21% A	3.96%G	4.96%	5.35%	4.73%	4.67%A	4.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,652	$ 98,158	$ 63,538	$ 20,530	$ 17,099	$ 6,100	$ 160
Portfolio turnover rate	77% A	121%	112%	153%	138%	176%A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Eleven months ended October 31. I For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998G	1997 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78	$ 10.57	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.235	.539 F	.638	.656	.610	.566	.658
Net realized and unrealized gain (loss)	.324	.053F	.711	(.002)	(.485)	.201	(.060)
Total from investment operations	.559	.592	1.349	.654	.125	.767	.598
Distributions from net investment income	(.229)	(.542)	(.639)	(.644)	(.595)	(.557)	(.648)
Net asset value, end of period	$ 11.41	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78	$ 10.57
Total Return B,C	5.08%	5.59%	13.45%	6.59%	1.19%	7.44%	5.86%
Ratios to Average Net AssetsE
Expenses before expense reductions	.67% A	.67%	.66%	.65%	.66%	.68% A	.67%
Expenses net of voluntary waivers, if any	.67% A	.67%	.66%	.65%	.66%	.68% A	.67%
Expenses net of all reductions	.67% A	.67%	.66%	.65%	.66%	.68% A	.67%
Net investment income (loss)	4.23% A	4.97% F	5.98%	6.39%	5.78%	5.78% A	6.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,028	$ 114,546	$ 91,168	$ 88,350	$ 157,131	$ 168,019	$ 177,427
Portfolio turnover rate	77% A	121%	112%	153%	138%	176% A	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G Eleven months ended October 31. H For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 61,375,058	|
Unrealized depreciation	(3,541,292)
Net unrealized appreciation (depreciation)	$ 57,833,766
Cost for federal income tax purposes	$ 1,400,559,480

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 112,828	$ 1,546
Class T	0%	.25%	903,236	13,561
Class B	.65%	.25%	822,796	594,615
Class C	.75%	.25%	530,746	162,485
			$ 2,369,606	$ 772,207

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC

Class A	$ 63,485
Class T	24,165
Class B*	208,555
Class C*	20,311
$ 316,516

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 137,241.18
Class T	720,261.20
Class B	203,352.22
Class C	103,735.20
Institutional Class	114,928.18
	$ 1,279,517

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,478,982 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,339.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 2,934,818	$ 5,125,792
Class T	13,730,718	27,140,787
Class B	2,886,849	5,289,775
Class C	1,615,752	2,853,534
Institutional Class	2,557,897	5,073,823
Total	$ 23,726,034	$ 45,483,711

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	5,514,993	9,771,131	$ 62,093,627	$ 106,005,125
Reinvestment of distributions	233,145	420,199	2,628,584	4,558,153
Shares redeemed	(2,477,204)	(6,497,238)	(27,828,846)	(70,300,571)
Net increase (decrease)	3,270,934	3,694,092	$ 36,893,365	$ 40,262,707
Class T
Shares sold	20,174,344	38,686,726	$ 226,624,653	$ 420,063,872
Reinvestment of distributions	1,150,875	2,361,958	12,978,623	25,618,104
Shares redeemed	(15,839,083)	(28,735,485)	(177,768,582)	(311,143,526)
Net increase (decrease)	5,486,136	12,313,199	$ 61,834,694	$ 134,538,450
Class B
Shares sold	3,865,053	10,678,416	$ 43,426,195	$ 115,913,682
Reinvestment of distributions	197,375	384,737	2,222,246	4,171,299
Shares redeemed	(3,372,720)	(5,252,751)	(37,823,403)	(56,764,837)
Net increase (decrease)	689,708	5,810,402	$ 7,825,038	$ 63,320,144

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class C
Shares sold	3,270,835	6,232,223	$ 36,711,349	$ 67,477,314
Reinvestment of distributions	114,558	213,210	1,289,478	2,310,669
Shares redeemed	(1,758,285)	(3,332,015)	(19,660,041)	(36,064,636)
Net increase (decrease)	1,627,108	3,113,418	$ 18,340,786	$ 33,723,347
Institutional Class
Shares sold	3,405,759	5,853,822	$ 38,366,823	$ 63,463,448
Reinvestment of distributions	164,099	317,927	1,853,201	3,454,065
Shares redeemed	(1,643,063)	(4,094,020)	(18,474,271)	(44,527,841)
Net increase (decrease)	1,926,795	2,077,729	$ 21,745,753	$ 22,389,672

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LTBI-USAN-0603
1.784889.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.6	1.3
Less than 1%	0.3	0.2
1 - 1.99%	11.9	1.0
2 - 2.99%	3.3	8.4
3 - 3.99%	0.6	1.1
4 - 4.99%	0.4	0.2
5 - 5.99%	19.4	3.5
6 - 6.99%	27.5	34.3
7 - 7.99%	20.0	38.8
8% and over	3.0	5.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2003
6 months ago
Years	1.9	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	1.4	1.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 2.3%		Corporate Bonds 2.1%
	Mortgage Securities 71.7%		Mortgage Securities 82.6%
	CMOs and Other Mortgage Related Securities 20.9%		CMOs and Other Mortgage Related Securities 20.7%
	U.S. Government and Government Agency Obligations 0.0%		U.S. Government and Government Agency Obligations 0.3%
	Asset-Backed Securities 11.6%		Asset-Backed Securities 8.4%
	Short-Term Investments and Net Other Assets (dagger) (6.5)%		Short-Term Investments and Net Other Assets (dagger) (14.1)%
* Foreign investments	0.3%	** Foreign investments	0.3%
* Futures and Swaps	(1.1)%	** Futures and Swaps	(0.8)%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 71.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 59.3%
5% 4/1/18 to 6/1/18 (b)(c)	$ 177,725,000	$ 182,873,992
5.5% 2/1/18 to 1/1/32	32,474,063	33,786,553
5.5% 5/1/18 to 5/1/33 (b)	247,161,173	254,257,581
6% 2/1/14 to 9/1/17	41,713,589	43,726,594
6% 5/1/33 (b)	87,000,000	90,615,938
6.5% 7/1/16 to 4/1/33	347,180,671	363,073,160
6.5% 5/1/33 (b)	70,400,670	73,590,700
7% 3/1/17 to 10/1/32	207,089,554	218,947,511
7.5% 3/1/22 to 9/1/32	18,477,031	19,696,682
8% 9/1/07 to 12/1/29	219,178	237,202
8.25% 1/1/13	15,730	16,660
8.5% 1/1/16 to 7/1/31	2,912,457	3,132,096
8.75% 11/1/08	12,711	13,421
9% 1/1/08 to 10/1/30	3,200,181	3,475,381
9.5% 11/1/06 to 8/1/22	593,576	651,670
11% 8/1/10	342,177	389,659
12.25% 5/1/13 to 5/1/15	72,363	85,112
12.5% 8/1/15 to 3/1/16	138,917	164,168
12.75% 2/1/15	5,722	6,789
13.5% 9/1/14 to 12/1/14	38,424	46,276
14% 11/1/14	38,184	46,471
		1,288,833,616
Freddie Mac - 4.4%
5.5% 3/1/29 to 7/1/29	315,692	325,654
5.5% 5/14/33 (b)	5,000,000	5,142,188
6% 5/1/16 to 7/1/29	6,472,095	6,757,033
6.5% 1/1/24 to 9/1/24	8,738,338	9,178,428
7% 6/1/22 to 7/1/22	854,747	907,842
7.5% 11/1/07 to 7/1/32	63,942,375	68,336,558
8% 10/1/07 to 4/1/21	236,938	257,254
8.5% 11/1/03 to 9/1/20	530,361	577,197
9% 9/1/08 to 5/1/21	1,534,708	1,701,008
10% 1/1/09 to 5/1/19	469,971	530,630
10.5% 8/1/10 to 2/1/16	37,078	41,797
11.5% 4/1/12	19,541	22,341
12.25% 6/1/14 to 7/1/15	38,204	45,394
12.5% 5/1/12 to 12/1/14	230,358	272,317
12.75% 6/1/05 to 1/1/14	17,837	20,412
13% 10/1/13 to 6/1/15	462,392	552,279
		94,668,332
U.S. Government Agency - Mortgage Securities - continued
Government National Mortgage Association - 8.0%	Principal Amount	Value (Note 1)
6.5% 5/15/28 to 8/15/32	$ 12,734,077	$ 13,386,917
7% 1/15/26 to 9/15/32	133,907,168	142,023,976
7% 5/1/33 (b)	392,747	416,557
7.5% 7/15/05 to 4/15/32	8,978,837	9,605,017
8% 2/15/06 to 12/15/25	2,910,529	3,175,317
8.5% 7/15/16 to 10/15/28	5,012,940	5,486,738
9% 9/20/16 to 4/20/18	28,550	31,522
9.5% 12/15/24	17,195	19,418
10.5% 6/15/04 to 2/20/18	172,386	198,285
13% 10/15/13	34,777	41,720
13.5% 7/15/11 to 10/15/14	24,167	29,058
		174,414,525
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,537,906,841)		1,557,916,473
Asset-Backed Securities - 2.5%
ABSC NIMS Trust 7% 8/17/32 (a)	1,109,558	1,087,367
ACE Securities Corp. 8.5% 12/20/31 (a)	461,126	458,244
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	2,250,841	2,232,553
Amortizing Residential Collateral Trust 7% 6/25/32	250,401	248,047
BankAmerica Manufactured Housing Contract Trust V 6.24% 7/10/11	1,531,753	1,559,664
CDC Mortgage Capital Trust 10% 1/25/33 (a)	2,573,497	2,573,497
CDC Mortgage Capital, Inc. NIMS Trust 10% 1/25/33 (a)	2,186,673	2,186,673
Countrywide Home Loans, Inc. 9% 9/25/32	2,273,369	2,280,310
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 3/27/32	660,170	646,967
8% 5/27/32 (a)	454,645	443,279
8% 7/27/32 (a)	1,003,350	973,250
8% 8/27/32 (a)	216,142	210,739
8% 11/27/32 (a)	2,447,783	2,362,110
8% 11/27/32 (a)	2,993,696	2,873,948
8.5% 3/25/31 (a)	24,753	24,382
GSAMP NIMS Trust 8.25% 10/20/32 (a)	1,536,538	1,529,336
Home Equity Asset Trust NIMS Trust:
8% 1/27/33 (a)	1,265,635	1,240,322
8% 3/25/33 (a)	6,595,153	6,479,738
8% 5/27/33 (a)	1,456,445	1,432,794
Home Equity Residual Distributions Trust 12.25% 11/25/05 (a)	3,985,000	3,985,000
IndyMac NIMS Trust 8.67% 8/25/31 (a)(d)	366,415	362,750
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Asset Holdings Corp. NIMS Trust 9.05% 5/25/32 (a)	$ 495,292	$ 484,148
Morgan Stanley Dean Witter Capital I Trust:
8.5% 1/25/32 (a)	303,048	300,927
9.5% 8/25/32 (a)	7,980,945	7,934,993
10% 4/25/32 (a)	543,642	543,642
10% 5/25/32 (a)	180,064	180,064
12.75% 10/25/31 (a)	142,501	142,529
NovaStar CAPS Trust 7.15% 9/25/31 (a)	3,026,126	3,026,126
Residential Asset Mortgage Products, Inc. 3.6% 4/25/33	4,484,259	4,458,136
Sharps SP I LLC NIMS Trust 9.5% 4/25/31 (a)	1,028,872	1,026,300
TOTAL ASSET-BACKED SECURITIES (Cost $53,358,322)		53,287,835
Collateralized Mortgage Obligations - 9.0%

Private Sponsor - 3.6%
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	5,055,893	5,184,661
Series 2002-15R Class A1, 6.8645% 1/28/32 (a)(d)	11,961,810	12,098,247
GE Capital Mortgage Services, Inc. sequential pay Series 1994-24 Class A4, 7% 7/25/24	2,088,733	2,091,407
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	45,161,000	46,932,160
Residential Funding Mortgage Securities I, Inc. 7% 1/25/28	6,620,485	6,638,426
Wells Fargo Mortgage Back Securities Series 2001-6 Class A1, 7% 4/25/31	6,277,225	6,269,755
TOTAL PRIVATE SPONSOR		79,214,656
U.S. Government Agency - 5.4%
Fannie Mae:
REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	11,132,155
Series 1999-15 Class PC, 6% 9/25/18	9,567,000	10,207,876
Series 1993-223 Class SA, 16.8675% 12/25/23 (d)	631,547	661,259
Series 2003-29 Class ZA, 5% 4/25/18	1,343,867	1,348,606
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-50 Class NO, 0% 11/25/31 (g)	$ 463,715	$ 461,265
Series 2002-3 Class PJ, 5.25% 5/25/08	7,969,000	8,069,136
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,293,369
Series 2003-1 Class ZB, 5% 2/25/18	642,053	639,244
Series 2003-21 Class SW, 8.1886% 6/25/32 (d)	4,198,835	4,249,459
Fannie Mae guaranteed pass thru trust REMIC planned amortization class Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,674,911
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay:
Series 2303 Class VT, 6% 2/15/12	3,626,617	3,774,820
Series 2414 Class SM, 15.0525% 12/15/29 (d)	3,720,716	3,884,180
Series 1658 Class GZ, 7% 1/15/24	5,797,787	6,524,129
Series 2303 Class ZC, 6% 4/15/31	4,887,364	5,128,303
Series 2567:
Class ZE, 5% 2/15/18	528,199	530,312
Class ZK, 5% 2/15/18	748,554	751,706
Series 2574 Class GZ, 5% 2/15/18	7,296,763	7,264,657
Series 2586 Class SB, 5.5314% 3/15/33 (d)	12,065,904	12,005,575
Freddie Mac participation certificates:
REMIC planned amortization class:
Series 2253 Class PG, 7.5% 4/15/29	4,044,066	4,090,055
Series 2343 Class GD, 6.5% 1/15/30	5,000,000	5,205,891
Series 70 Class C, 9% 9/15/20	637,914	656,335
sequential pay Series 2344 Class LQ, 6.25% 7/15/29	7,879,667	7,979,892
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	5,412,432	5,633,351
TOTAL U.S. GOVERNMENT AGENCY		116,166,486
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $191,062,897)		195,381,142
Commercial Mortgage Securities - 5.8%
	Principal Amount	Value (Note 1)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7106% 2/14/43 (d)(f)	$ 43,821,331	$ 3,108,576
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class E, 7.8042% 8/15/31 (d)	5,000,000	5,747,824
COMM floater Series 2001-FL5A:
Class D, 2.53% 11/15/13 (a)(d)	9,000,000	8,999,312
Class E, 2.78% 11/15/13 (a)(d)	5,000,000	4,993,575
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	4,130,000	4,488,942
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,552,935
DLJ Mortgage Acceptance Corp. Series 1994-MF11 Class B2, 8.1% 6/18/04 (a)	909,136	908,142
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5024% 2/17/24 (d)	16,004,253	17,949,658
Fannie Mae guaranteed pass thru trust Series 1998-49 Class MI, 0.9382% 6/17/38 (d)(f)	153,257,933	7,393,469
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-53 Class B, 5.552% 5/16/26	9,000,000	9,766,081
Ginnie Mae guaranteed pass thru securities Series 2002-61 Class XA, 1.2246% 7/16/42 (d)(f)	158,693,942	14,511,768
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (d)	390,000	375,619
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.22% 12/15/10 (d)	5,215,130	5,156,459
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2515% 2/20/30 (a)(d)	3,924,812	3,922,663
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37	8,000,000	6,680,625
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4201% 4/30/39 (a)(d)	2,760,143	2,979,229
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	19,218,063
Trizechahn Office Properties Trust 7.253% 3/15/13 (a)	6,265,000	6,606,622
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $122,694,183)		126,359,562
Fixed-Income Funds - 23.1%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (e) (Cost $503,000,002)	5,061,740	$ 502,630,812
Cash Equivalents - 15.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $335,553,000)	$ 335,565,591	335,553,000
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $2,743,575,245)		2,771,128,824
NET OTHER ASSETS - (27.6)%		(599,527,291)
NET ASSETS - 100%		$ 2,171,601,533
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $101,588,011 or 4.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information

Purchases and sales of securities, other than short-term securities aggregated $3,861,363,590 and $3,443,218,552, respectively, of which long-term U.S. government and government agency obligations aggregated $3,474,915,757 and $3,392,486,136, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $335,553,000) (cost $ 2,743,575,245) - See accompanying schedule		$ 2,771,128,824
Commitment to sell securities on a delayed delivery basis	$ (41,406,048)
Receivable for securities sold on a delayed delivery basis	41,239,897	(166,151)
Cash		87,546
Receivable for investments sold		16,234,597
Receivable for fund shares sold		3,838,560
Interest receivable		7,702,721
Total assets		2,798,826,097

Liabilities
Payable for investments purchased Regular delivery	$ 58,797,887
Delayed delivery	561,923,019
Payable for fund shares redeemed	4,476,560
Distributions payable	517,699
Accrued management fee	777,073
Distribution fees payable	320,424
Other payables and accrued expenses	411,902
Total liabilities		627,224,564

Net Assets		$ 2,171,601,533
Net Assets consist of:
Paid in capital		$ 2,127,883,477
Distributions in excess of net investment income		(2,184,900)
Accumulated undistributed net realized gain (loss) on investments		18,515,528
Net unrealized appreciation (depreciation) on investments		27,387,428
Net Assets		$ 2,171,601,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($84,888,896 ÷ 7,509,334 shares)	$ 11.30

Maximum offering price per share (100/95.25 of $11.30)	$ 11.86
Class T: Net Asset Value and redemption price per share ($201,975,696 ÷ 17,845,088 shares)	$ 11.32

Maximum offering price per share (100/96.50 of $11.32)	$ 11.73
Class B: Net Asset Value and offering price per share ($220,078,020 ÷ 19,471,245 shares) A	$ 11.30

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,513,548,638 ÷ 133,680,739 shares)	$ 11.32

Class C: Net Asset Value and offering price per share ($125,567,055 ÷ 11,119,062 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,543,228 ÷ 2,261,208 shares)	$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 36,205,819

Expenses
Management fee	$ 4,319,381
Transfer agent fees	1,402,363
Distribution fees	1,713,852
Accounting fees and expenses	217,575
Non-interested trustees' compensation	4,242
Custodian fees and expenses	79,838
Registration fees	177,223
Audit	32,731
Legal	13,719
Miscellaneous	165
Total expenses before reductions	7,961,089
Expense reductions	(8,997)	7,952,092
Net investment income (loss)		28,253,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,630,694
Change in net unrealized appreciation (depreciation) on: Investment securities	7,046,805
Delayed delivery commitments	(99,745)
Total change in net unrealized appreciation (depreciation)		6,947,060
Net gain (loss)		24,577,754
Net increase (decrease) in net assets resulting from operations		$ 52,831,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,253,727	$ 42,354,803
Net realized gain (loss)	17,630,694	17,253,296
Change in net unrealized appreciation (depreciation)	6,947,060	1,788,844
Net increase (decrease) in net assets resulting from operations	52,831,481	61,396,943
Distributions to shareholders from net investment income	(30,972,067)	(42,887,318)
Distributions to shareholders from net realized gain	(12,938,160)	-
Total distributions	(43,910,227)	(42,887,318)
Share transactions - net increase (decrease)	434,357,961	1,091,658,653
Total increase (decrease) in net assets	443,279,215	1,110,168,278

Net Assets
Beginning of period	1,728,322,318	618,154,040
End of period (including distributions in excess of net investment income of $2,184,900 and undistributed net investment income of $533,440, respectively)	$ 2,171,601,533	$ 1,728,322,318

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.157	.502G	.630	.665	.646	.669
Net realized and unrealized gain (loss)	.138	.172G	.613	.086	(.336)	(.061)
Total from investment operations	.295	.674	1.243	.751	.310	.608
Distributions from net investment income	(.175)	(.534)	(.653)	(.701)	(.640)	(.638)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.255)	(.534)	(.653)	(.701)	(.790)	(.668)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Total Return B,C,D	2.66%	6.26%	12.15%	7.49%	2.93%	5.65%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.85%	.88%	.99%	3.62%
Expenses net of voluntary waivers, if any	.83% A	.84%	.85%	.88%	.90%	.90%
Expenses net of all reductions	.82% A	.84%	.85%	.88%	.90%	.90%
Net investment income (loss)	2.83% A	4.55% G	5.86%	6.44%	6.09%	6.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,889	$ 63,201	$ 15,318	$ 4,610	$ 3,090	$ 1,865
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.151	.492G	.622	.653	.637	.665
Net realized and unrealized gain (loss)	.138	.171 G	.617	.092	(.338)	(.063)
Total from investment operations	.289	.663	1.239	.745	.299	.602
Distributions from net investment income	(.169)	(.523)	(.639)	(.685)	(.629)	(.632)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.249)	(.523)	(.639)	(.685)	(.779)	(.662)
Net asset value, end of period	$ 11.32	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Total Return B,C,D	2.59%	6.15%	12.09%	7.42%	2.82%	5.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	.94%	.96%	1.00%	1.06%	1.34%
Expenses net of voluntary waivers, if any	.94% A	.94%	.96%	1.00%	1.00%	1.00%
Expenses net of all reductions	.94% A	.94%	.96%	1.00%	1.00%	1.00%
Net investment income (loss)	2.71% A	4.45% G	5.75%	6.33%	5.99%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,976	$ 195,002	$ 106,167	$ 61,359	$ 29,052	$ 19,103
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95	$ 11.02
Income from Investment Operations
Net investment income (loss)E	.115	.421G	.551	.593	.567	.584
Net realized and unrealized gain (loss)	.138	.171G	.611	.081	(.324)	(.064)
Total from investment operations	.253	.592	1.162	.674	.243	.520
Distributions from net investment income	(.133)	(.452)	(.572)	(.624)	(.563)	(.560)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.213)	(.452)	(.572)	(.624)	(.713)	(.590)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Total ReturnB,C,D	2.27%	5.48%	11.32%	6.70%	2.29%	4.82%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.58%A	1.58%	1.60%	1.60%	1.62%	2.21%
Expenses net of voluntary waivers, if any	1.58%A	1.58%	1.60%	1.60%	1.62%	1.65%
Expenses net of all reductions	1.58%A	1.57%	1.60%	1.60%	1.62%	1.65%
Net investment income (loss)	2.07%A	3.82%G	5.11%	5.73%	5.37%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,078	$ 176,245	$ 57,034	$ 19,911	$ 19,101	$ 7,840
Portfolio turnover rate	307%A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97	$ 11.02
Income from Investment Operations
Net investment income (loss) D	.169	.526 F	.654	.690	.674	.700
Net realized and un- realized gain (loss)	.138	.170F	.619	.078	(.342)	(.056)
Total from investment operations	.307	.696	1.273	.768	.332	.644
Distributions from net investment income	(.187)	(.556)	(.673)	(.718)	(.662)	(.664)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.267)	(.556)	(.673)	(.718)	(.812)	(.694)
Net asset value, end of period	$ 11.32	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Total Return B,C	2.76%	6.47%	12.44%	7.66%	3.14%	5.99%
Ratios to Average Net Assets E
Expenses before ex- pense reductions	.61% A	.63%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.61% A	.63%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.61% A	.63%	.66%	.67%	.70%	.71%
Net investment income (loss)	3.04% A	4.76% F	6.04%	6.65%	6.29%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,513,549	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839	$ 459,212
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.110	.413 H	.112
Net realized and unrealized gain (loss)	.138	.173H	.238
Total from investment operations	.248	.586	.350
Distributions from net investment income	(.128)	(.436)	(.140)
Distributions from net realized gain	(.080)	-	-
Total distributions	(.208)	(.436)	(.140)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.10
Total Return B,C,D	2.23%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.64%	1.60% A
Expenses net of voluntary waivers, if any	1.66% A	1.64%	1.60% A
Expenses net of all reductions	1.66% A	1.64%	1.60% A
Net investment income (loss)	1.99% A	3.75% H	4.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,567	$ 73,747	$ 2,632
Portfolio turnover rate	307% A	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95	$ 11.01
Income from Investment Operations
Net investment income (loss) D	.166	.513 F	.644	.684	.669	.693
Net realized and unrealized gain (loss)	.149	.171 F	.610	.080	(.343)	(.063)
Total from investment operations	.315	.684	1.254	.764	.326	.630
Distributions from net investment income	(.185)	(.544)	(.664)	(.714)	(.656)	(.660)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.265)	(.544)	(.664)	(.714)	(.806)	(.690)
Net asset value, end of period	$ 11.30	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Total Return B,C	2.84%	6.36%	12.27%	7.64%	3.09%	5.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.65% A	.75%	.76%	.73%	.75%	.86%
Expenses net of voluntary waivers, if any	.65% A	.75%	.75%	.73%	.75%	.75%
Expenses net of all reductions	.65% A	.75%	.75%	.72%	.75%	.75%
Net investment income (loss)	3.01% A	4.65% F	5.95%	6.60%	6.24%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,543	$ 12,162	$ 7,319	$ 9,038	$ 15,422	$ 22,038
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 29,591,918	|
Unrealized depreciation	(2,599,989)
Net unrealized appreciation (depreciation)	$ 26,991,929
Cost for federal income tax purposes	$ 2,744,136,895

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,095	$ 526
Class T	0%	.25%	251,177	11,276
Class B	.65%	.25%	895,382	647,713
Class C	.75%	.25%	512,198	383,435
			$ 1,713,852	$ 1,042,950

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,352
Class T	40,688
Class B*	292,420
Class C*	60,424
$ 443,884

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 67,473	.19*
Class T	198,557	.20*
Class B	188,128	.19*
Fidelity Mortgage Securities Fund	850,044	.12*
Class C	80,456	.16*
Institutional Class	17,705	.16*
	$ 1,402,363

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,639,331 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8,997.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,124,798	$ 1,576,709
Class T	2,999,434	6,458,762
Class B	2,318,676	3,776,918
Fidelity Mortgage Securities Fund	23,048,528	29,741,839
Class C	1,123,950	937,646
Institutional Class	356,681	395,444
Total	$ 30,972,067	$ 42,887,318
From net realized gain
Class A	$ 479,109	$ -
Class T	1,375,548	-
Class B	1,317,977	-
Fidelity Mortgage Securities Fund	9,053,280	-
Class C	596,501	-
Institutional Class	115,745	-
Total	$ 12,938,160	$ -

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	2,903,686	5,131,070	$ 32,676,359	$ 56,862,939
Reinvestment of distributions	120,570	114,758	1,354,614	1,274,024
Shares redeemed	(1,126,331)	(1,011,719)	(12,667,961)	(11,214,145)
Net increase (decrease)	1,897,925	4,234,109	$ 21,363,012	$ 46,922,818
Class T
Shares sold	6,361,708	14,584,865	$ 71,633,803	$ 162,139,047
Reinvestment of distributions	341,402	452,163	3,840,138	5,016,690
Shares redeemed	(6,152,017)	(7,276,438)	(69,289,878)	(80,821,265)
Net increase (decrease)	551,093	7,760,590	$ 6,184,063	$ 86,334,472
Class B
Shares sold	6,103,265	12,678,205	$ 68,640,721	$ 140,867,935
Reinvestment of distributions	252,745	247,280	2,838,095	2,742,793
Shares redeemed	(2,535,573)	(2,403,597)	(28,514,804)	(26,617,789)
Net increase (decrease)	3,820,437	10,521,888	$ 42,964,012	$ 116,992,939
Fidelity Mortgage Securities Fund
Shares sold	48,822,623	83,922,639	$ 549,810,419	$ 938,553,642
Reinvestment of distributions	2,583,218	2,309,030	29,073,865	25,670,173
Shares redeemed	(24,816,578)	(17,719,111)	(279,571,353)	(197,753,645)
Net increase (decrease)	26,589,263	68,512,558	$ 299,312,931	$ 766,470,170
Class C
Shares sold	5,790,819	6,878,721	$ 65,057,317	$ 76,443,117
Reinvestment of distributions	121,541	67,542	1,363,835	752,106
Shares redeemed	(1,347,382)	(629,234)	(15,144,783)	(6,967,364)
Net increase (decrease)	4,564,978	6,317,029	$ 51,276,369	$ 70,227,859
Institutional Class
Shares sold	1,945,105	805,931	$ 21,855,835	$ 8,949,120
Reinvestment of distributions	30,778	21,939	345,824	242,677
Shares redeemed	(795,278)	(405,826)	(8,944,085)	(4,481,402)
Net increase (decrease)	1,180,605	422,044	$ 13,257,574	$ 4,710,395

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMOR-USAN-0603
1.784898.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.6	1.3
Less than 1%	0.3	0.2
1 - 1.99%	11.9	1.0
2 - 2.99%	3.3	8.4
3 - 3.99%	0.6	1.1
4 - 4.99%	0.4	0.2
5 - 5.99%	19.4	3.5
6 - 6.99%	27.5	34.3
7 - 7.99%	20.0	38.8
8% and over	3.0	5.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2003
6 months ago
Years	1.9	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	1.4	1.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 2.3%		Corporate Bonds 2.1%
	Mortgage Securities 71.7%		Mortgage Securities 82.6%
	CMOs and Other Mortgage Related Securities 20.9%		CMOs and Other Mortgage Related Securities 20.7%
	U.S. Government and Government Agency Obligations 0.0%		U.S. Government and Government Agency Obligations 0.3%
	Asset-Backed Securities 11.6%		Asset-Backed Securities 8.4%
	Short-Term Investments and Net Other Assets (dagger) (6.5)%		Short-Term Investments and Net Other Assets (dagger) (14.1)%
* Foreign investments	0.3%	** Foreign investments	0.3%
* Futures and Swaps	(1.1)%	** Futures and Swaps	(0.8)%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 71.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 59.3%
5% 4/1/18 to 6/1/18 (b)(c)	$ 177,725,000	$ 182,873,992
5.5% 2/1/18 to 1/1/32	32,474,063	33,786,553
5.5% 5/1/18 to 5/1/33 (b)	247,161,173	254,257,581
6% 2/1/14 to 9/1/17	41,713,589	43,726,594
6% 5/1/33 (b)	87,000,000	90,615,938
6.5% 7/1/16 to 4/1/33	347,180,671	363,073,160
6.5% 5/1/33 (b)	70,400,670	73,590,700
7% 3/1/17 to 10/1/32	207,089,554	218,947,511
7.5% 3/1/22 to 9/1/32	18,477,031	19,696,682
8% 9/1/07 to 12/1/29	219,178	237,202
8.25% 1/1/13	15,730	16,660
8.5% 1/1/16 to 7/1/31	2,912,457	3,132,096
8.75% 11/1/08	12,711	13,421
9% 1/1/08 to 10/1/30	3,200,181	3,475,381
9.5% 11/1/06 to 8/1/22	593,576	651,670
11% 8/1/10	342,177	389,659
12.25% 5/1/13 to 5/1/15	72,363	85,112
12.5% 8/1/15 to 3/1/16	138,917	164,168
12.75% 2/1/15	5,722	6,789
13.5% 9/1/14 to 12/1/14	38,424	46,276
14% 11/1/14	38,184	46,471
		1,288,833,616
Freddie Mac - 4.4%
5.5% 3/1/29 to 7/1/29	315,692	325,654
5.5% 5/14/33 (b)	5,000,000	5,142,188
6% 5/1/16 to 7/1/29	6,472,095	6,757,033
6.5% 1/1/24 to 9/1/24	8,738,338	9,178,428
7% 6/1/22 to 7/1/22	854,747	907,842
7.5% 11/1/07 to 7/1/32	63,942,375	68,336,558
8% 10/1/07 to 4/1/21	236,938	257,254
8.5% 11/1/03 to 9/1/20	530,361	577,197
9% 9/1/08 to 5/1/21	1,534,708	1,701,008
10% 1/1/09 to 5/1/19	469,971	530,630
10.5% 8/1/10 to 2/1/16	37,078	41,797
11.5% 4/1/12	19,541	22,341
12.25% 6/1/14 to 7/1/15	38,204	45,394
12.5% 5/1/12 to 12/1/14	230,358	272,317
12.75% 6/1/05 to 1/1/14	17,837	20,412
13% 10/1/13 to 6/1/15	462,392	552,279
		94,668,332
U.S. Government Agency - Mortgage Securities - continued
Government National Mortgage Association - 8.0%	Principal Amount	Value (Note 1)
6.5% 5/15/28 to 8/15/32	$ 12,734,077	$ 13,386,917
7% 1/15/26 to 9/15/32	133,907,168	142,023,976
7% 5/1/33 (b)	392,747	416,557
7.5% 7/15/05 to 4/15/32	8,978,837	9,605,017
8% 2/15/06 to 12/15/25	2,910,529	3,175,317
8.5% 7/15/16 to 10/15/28	5,012,940	5,486,738
9% 9/20/16 to 4/20/18	28,550	31,522
9.5% 12/15/24	17,195	19,418
10.5% 6/15/04 to 2/20/18	172,386	198,285
13% 10/15/13	34,777	41,720
13.5% 7/15/11 to 10/15/14	24,167	29,058
		174,414,525
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,537,906,841)		1,557,916,473
Asset-Backed Securities - 2.5%
ABSC NIMS Trust 7% 8/17/32 (a)	1,109,558	1,087,367
ACE Securities Corp. 8.5% 12/20/31 (a)	461,126	458,244
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	2,250,841	2,232,553
Amortizing Residential Collateral Trust 7% 6/25/32	250,401	248,047
BankAmerica Manufactured Housing Contract Trust V 6.24% 7/10/11	1,531,753	1,559,664
CDC Mortgage Capital Trust 10% 1/25/33 (a)	2,573,497	2,573,497
CDC Mortgage Capital, Inc. NIMS Trust 10% 1/25/33 (a)	2,186,673	2,186,673
Countrywide Home Loans, Inc. 9% 9/25/32	2,273,369	2,280,310
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 3/27/32	660,170	646,967
8% 5/27/32 (a)	454,645	443,279
8% 7/27/32 (a)	1,003,350	973,250
8% 8/27/32 (a)	216,142	210,739
8% 11/27/32 (a)	2,447,783	2,362,110
8% 11/27/32 (a)	2,993,696	2,873,948
8.5% 3/25/31 (a)	24,753	24,382
GSAMP NIMS Trust 8.25% 10/20/32 (a)	1,536,538	1,529,336
Home Equity Asset Trust NIMS Trust:
8% 1/27/33 (a)	1,265,635	1,240,322
8% 3/25/33 (a)	6,595,153	6,479,738
8% 5/27/33 (a)	1,456,445	1,432,794
Home Equity Residual Distributions Trust 12.25% 11/25/05 (a)	3,985,000	3,985,000
IndyMac NIMS Trust 8.67% 8/25/31 (a)(d)	366,415	362,750
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Asset Holdings Corp. NIMS Trust 9.05% 5/25/32 (a)	$ 495,292	$ 484,148
Morgan Stanley Dean Witter Capital I Trust:
8.5% 1/25/32 (a)	303,048	300,927
9.5% 8/25/32 (a)	7,980,945	7,934,993
10% 4/25/32 (a)	543,642	543,642
10% 5/25/32 (a)	180,064	180,064
12.75% 10/25/31 (a)	142,501	142,529
NovaStar CAPS Trust 7.15% 9/25/31 (a)	3,026,126	3,026,126
Residential Asset Mortgage Products, Inc. 3.6% 4/25/33	4,484,259	4,458,136
Sharps SP I LLC NIMS Trust 9.5% 4/25/31 (a)	1,028,872	1,026,300
TOTAL ASSET-BACKED SECURITIES (Cost $53,358,322)		53,287,835
Collateralized Mortgage Obligations - 9.0%

Private Sponsor - 3.6%
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	5,055,893	5,184,661
Series 2002-15R Class A1, 6.8645% 1/28/32 (a)(d)	11,961,810	12,098,247
GE Capital Mortgage Services, Inc. sequential pay Series 1994-24 Class A4, 7% 7/25/24	2,088,733	2,091,407
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	45,161,000	46,932,160
Residential Funding Mortgage Securities I, Inc. 7% 1/25/28	6,620,485	6,638,426
Wells Fargo Mortgage Back Securities Series 2001-6 Class A1, 7% 4/25/31	6,277,225	6,269,755
TOTAL PRIVATE SPONSOR		79,214,656
U.S. Government Agency - 5.4%
Fannie Mae:
REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	11,132,155
Series 1999-15 Class PC, 6% 9/25/18	9,567,000	10,207,876
Series 1993-223 Class SA, 16.8675% 12/25/23 (d)	631,547	661,259
Series 2003-29 Class ZA, 5% 4/25/18	1,343,867	1,348,606
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-50 Class NO, 0% 11/25/31 (g)	$ 463,715	$ 461,265
Series 2002-3 Class PJ, 5.25% 5/25/08	7,969,000	8,069,136
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,293,369
Series 2003-1 Class ZB, 5% 2/25/18	642,053	639,244
Series 2003-21 Class SW, 8.1886% 6/25/32 (d)	4,198,835	4,249,459
Fannie Mae guaranteed pass thru trust REMIC planned amortization class Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,674,911
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay:
Series 2303 Class VT, 6% 2/15/12	3,626,617	3,774,820
Series 2414 Class SM, 15.0525% 12/15/29 (d)	3,720,716	3,884,180
Series 1658 Class GZ, 7% 1/15/24	5,797,787	6,524,129
Series 2303 Class ZC, 6% 4/15/31	4,887,364	5,128,303
Series 2567:
Class ZE, 5% 2/15/18	528,199	530,312
Class ZK, 5% 2/15/18	748,554	751,706
Series 2574 Class GZ, 5% 2/15/18	7,296,763	7,264,657
Series 2586 Class SB, 5.5314% 3/15/33 (d)	12,065,904	12,005,575
Freddie Mac participation certificates:
REMIC planned amortization class:
Series 2253 Class PG, 7.5% 4/15/29	4,044,066	4,090,055
Series 2343 Class GD, 6.5% 1/15/30	5,000,000	5,205,891
Series 70 Class C, 9% 9/15/20	637,914	656,335
sequential pay Series 2344 Class LQ, 6.25% 7/15/29	7,879,667	7,979,892
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	5,412,432	5,633,351
TOTAL U.S. GOVERNMENT AGENCY		116,166,486
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $191,062,897)		195,381,142
Commercial Mortgage Securities - 5.8%
	Principal Amount	Value (Note 1)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7106% 2/14/43 (d)(f)	$ 43,821,331	$ 3,108,576
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class E, 7.8042% 8/15/31 (d)	5,000,000	5,747,824
COMM floater Series 2001-FL5A:
Class D, 2.53% 11/15/13 (a)(d)	9,000,000	8,999,312
Class E, 2.78% 11/15/13 (a)(d)	5,000,000	4,993,575
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	4,130,000	4,488,942
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,552,935
DLJ Mortgage Acceptance Corp. Series 1994-MF11 Class B2, 8.1% 6/18/04 (a)	909,136	908,142
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5024% 2/17/24 (d)	16,004,253	17,949,658
Fannie Mae guaranteed pass thru trust Series 1998-49 Class MI, 0.9382% 6/17/38 (d)(f)	153,257,933	7,393,469
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-53 Class B, 5.552% 5/16/26	9,000,000	9,766,081
Ginnie Mae guaranteed pass thru securities Series 2002-61 Class XA, 1.2246% 7/16/42 (d)(f)	158,693,942	14,511,768
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (d)	390,000	375,619
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.22% 12/15/10 (d)	5,215,130	5,156,459
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2515% 2/20/30 (a)(d)	3,924,812	3,922,663
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37	8,000,000	6,680,625
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4201% 4/30/39 (a)(d)	2,760,143	2,979,229
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	19,218,063
Trizechahn Office Properties Trust 7.253% 3/15/13 (a)	6,265,000	6,606,622
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $122,694,183)		126,359,562
Fixed-Income Funds - 23.1%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (e) (Cost $503,000,002)	5,061,740	$ 502,630,812
Cash Equivalents - 15.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $335,553,000)	$ 335,565,591	335,553,000
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $2,743,575,245)		2,771,128,824
NET OTHER ASSETS - (27.6)%		(599,527,291)
NET ASSETS - 100%		$ 2,171,601,533
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $101,588,011 or 4.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information

Purchases and sales of securities, other than short-term securities aggregated $3,861,363,590 and $3,443,218,552, respectively, of which long-term U.S. government and government agency obligations aggregated $3,474,915,757 and $3,392,486,136, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $335,553,000) (cost $ 2,743,575,245) - See accompanying schedule		$ 2,771,128,824
Commitment to sell securities on a delayed delivery basis	$ (41,406,048)
Receivable for securities sold on a delayed delivery basis	41,239,897	(166,151)
Cash		87,546
Receivable for investments sold		16,234,597
Receivable for fund shares sold		3,838,560
Interest receivable		7,702,721
Total assets		2,798,826,097

Liabilities
Payable for investments purchased Regular delivery	$ 58,797,887
Delayed delivery	561,923,019
Payable for fund shares redeemed	4,476,560
Distributions payable	517,699
Accrued management fee	777,073
Distribution fees payable	320,424
Other payables and accrued expenses	411,902
Total liabilities		627,224,564

Net Assets		$ 2,171,601,533
Net Assets consist of:
Paid in capital		$ 2,127,883,477
Distributions in excess of net investment income		(2,184,900)
Accumulated undistributed net realized gain (loss) on investments		18,515,528
Net unrealized appreciation (depreciation) on investments		27,387,428
Net Assets		$ 2,171,601,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($84,888,896 ÷ 7,509,334 shares)	$ 11.30

Maximum offering price per share (100/95.25 of $11.30)	$ 11.86
Class T: Net Asset Value and redemption price per share ($201,975,696 ÷ 17,845,088 shares)	$ 11.32

Maximum offering price per share (100/96.50 of $11.32)	$ 11.73
Class B: Net Asset Value and offering price per share ($220,078,020 ÷ 19,471,245 shares) A	$ 11.30

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,513,548,638 ÷ 133,680,739 shares)	$ 11.32

Class C: Net Asset Value and offering price per share ($125,567,055 ÷ 11,119,062 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,543,228 ÷ 2,261,208 shares)	$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 36,205,819

Expenses
Management fee	$ 4,319,381
Transfer agent fees	1,402,363
Distribution fees	1,713,852
Accounting fees and expenses	217,575
Non-interested trustees' compensation	4,242
Custodian fees and expenses	79,838
Registration fees	177,223
Audit	32,731
Legal	13,719
Miscellaneous	165
Total expenses before reductions	7,961,089
Expense reductions	(8,997)	7,952,092
Net investment income (loss)		28,253,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,630,694
Change in net unrealized appreciation (depreciation) on: Investment securities	7,046,805
Delayed delivery commitments	(99,745)
Total change in net unrealized appreciation (depreciation)		6,947,060
Net gain (loss)		24,577,754
Net increase (decrease) in net assets resulting from operations		$ 52,831,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,253,727	$ 42,354,803
Net realized gain (loss)	17,630,694	17,253,296
Change in net unrealized appreciation (depreciation)	6,947,060	1,788,844
Net increase (decrease) in net assets resulting from operations	52,831,481	61,396,943
Distributions to shareholders from net investment income	(30,972,067)	(42,887,318)
Distributions to shareholders from net realized gain	(12,938,160)	-
Total distributions	(43,910,227)	(42,887,318)
Share transactions - net increase (decrease)	434,357,961	1,091,658,653
Total increase (decrease) in net assets	443,279,215	1,110,168,278

Net Assets
Beginning of period	1,728,322,318	618,154,040
End of period (including distributions in excess of net investment income of $2,184,900 and undistributed net investment income of $533,440, respectively)	$ 2,171,601,533	$ 1,728,322,318

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.157	.502G	.630	.665	.646	.669
Net realized and unrealized gain (loss)	.138	.172G	.613	.086	(.336)	(.061)
Total from investment operations	.295	.674	1.243	.751	.310	.608
Distributions from net investment income	(.175)	(.534)	(.653)	(.701)	(.640)	(.638)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.255)	(.534)	(.653)	(.701)	(.790)	(.668)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Total Return B,C,D	2.66%	6.26%	12.15%	7.49%	2.93%	5.65%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.85%	.88%	.99%	3.62%
Expenses net of voluntary waivers, if any	.83% A	.84%	.85%	.88%	.90%	.90%
Expenses net of all reductions	.82% A	.84%	.85%	.88%	.90%	.90%
Net investment income (loss)	2.83% A	4.55% G	5.86%	6.44%	6.09%	6.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,889	$ 63,201	$ 15,318	$ 4,610	$ 3,090	$ 1,865
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.151	.492G	.622	.653	.637	.665
Net realized and unrealized gain (loss)	.138	.171 G	.617	.092	(.338)	(.063)
Total from investment operations	.289	.663	1.239	.745	.299	.602
Distributions from net investment income	(.169)	(.523)	(.639)	(.685)	(.629)	(.632)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.249)	(.523)	(.639)	(.685)	(.779)	(.662)
Net asset value, end of period	$ 11.32	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Total Return B,C,D	2.59%	6.15%	12.09%	7.42%	2.82%	5.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	.94%	.96%	1.00%	1.06%	1.34%
Expenses net of voluntary waivers, if any	.94% A	.94%	.96%	1.00%	1.00%	1.00%
Expenses net of all reductions	.94% A	.94%	.96%	1.00%	1.00%	1.00%
Net investment income (loss)	2.71% A	4.45% G	5.75%	6.33%	5.99%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,976	$ 195,002	$ 106,167	$ 61,359	$ 29,052	$ 19,103
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95	$ 11.02
Income from Investment Operations
Net investment income (loss)E	.115	.421G	.551	.593	.567	.584
Net realized and unrealized gain (loss)	.138	.171G	.611	.081	(.324)	(.064)
Total from investment operations	.253	.592	1.162	.674	.243	.520
Distributions from net investment income	(.133)	(.452)	(.572)	(.624)	(.563)	(.560)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.213)	(.452)	(.572)	(.624)	(.713)	(.590)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Total ReturnB,C,D	2.27%	5.48%	11.32%	6.70%	2.29%	4.82%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.58%A	1.58%	1.60%	1.60%	1.62%	2.21%
Expenses net of voluntary waivers, if any	1.58%A	1.58%	1.60%	1.60%	1.62%	1.65%
Expenses net of all reductions	1.58%A	1.57%	1.60%	1.60%	1.62%	1.65%
Net investment income (loss)	2.07%A	3.82%G	5.11%	5.73%	5.37%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,078	$ 176,245	$ 57,034	$ 19,911	$ 19,101	$ 7,840
Portfolio turnover rate	307%A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.110	.413 H	.112
Net realized and unrealized gain (loss)	.138	.173H	.238
Total from investment operations	.248	.586	.350
Distributions from net investment income	(.128)	(.436)	(.140)
Distributions from net realized gain	(.080)	-	-
Total distributions	(.208)	(.436)	(.140)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.10
Total Return B,C,D	2.23%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.64%	1.60% A
Expenses net of voluntary waivers, if any	1.66% A	1.64%	1.60% A
Expenses net of all reductions	1.66% A	1.64%	1.60% A
Net investment income (loss)	1.99% A	3.75% H	4.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,567	$ 73,747	$ 2,632
Portfolio turnover rate	307% A	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95	$ 11.01
Income from Investment Operations
Net investment income (loss) D	.166	.513 F	.644	.684	.669	.693
Net realized and unrealized gain (loss)	.149	.171 F	.610	.080	(.343)	(.063)
Total from investment operations	.315	.684	1.254	.764	.326	.630
Distributions from net investment income	(.185)	(.544)	(.664)	(.714)	(.656)	(.660)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.265)	(.544)	(.664)	(.714)	(.806)	(.690)
Net asset value, end of period	$ 11.30	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Total Return B,C	2.84%	6.36%	12.27%	7.64%	3.09%	5.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.65% A	.75%	.76%	.73%	.75%	.86%
Expenses net of voluntary waivers, if any	.65% A	.75%	.75%	.73%	.75%	.75%
Expenses net of all reductions	.65% A	.75%	.75%	.72%	.75%	.75%
Net investment income (loss)	3.01% A	4.65% F	5.95%	6.60%	6.24%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,543	$ 12,162	$ 7,319	$ 9,038	$ 15,422	$ 22,038
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97	$ 11.02
Income from Investment Operations
Net investment income (loss) D	.169	.526 F	.654	.690	.674	.700
Net realized and un- realized gain (loss)	.138	.170F	.619	.078	(.342)	(.056)
Total from investment operations	.307	.696	1.273	.768	.332	.644
Distributions from net investment income	(.187)	(.556)	(.673)	(.718)	(.662)	(.664)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.267)	(.556)	(.673)	(.718)	(.812)	(.694)
Net asset value, end of period	$ 11.32	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Total Return B,C	2.76%	6.47%	12.44%	7.66%	3.14%	5.99%
Ratios to Average Net Assets E
Expenses before ex- pense reductions	.61% A	.63%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.61% A	.63%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.61% A	.63%	.66%	.67%	.70%	.71%
Net investment income (loss)	3.04% A	4.76% F	6.04%	6.65%	6.29%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,513,549	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839	$ 459,212
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 29,591,918	|
Unrealized depreciation	(2,599,989)
Net unrealized appreciation (depreciation)	$ 26,991,929
Cost for federal income tax purposes	$ 2,744,136,895

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,095	$ 526
Class T	0%	.25%	251,177	11,276
Class B	.65%	.25%	895,382	647,713
Class C	.75%	.25%	512,198	383,435
			$ 1,713,852	$ 1,042,950

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,352
Class T	40,688
Class B*	292,420
Class C*	60,424
$ 443,884

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 67,473	.19*
Class T	198,557	.20*
Class B	188,128	.19*
Fidelity Mortgage Securities Fund	850,044	.12*
Class C	80,456	.16*
Institutional Class	17,705	.16*
	$ 1,402,363

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,639,331 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8,997.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,124,798	$ 1,576,709
Class T	2,999,434	6,458,762
Class B	2,318,676	3,776,918
Fidelity Mortgage Securities Fund	23,048,528	29,741,839
Class C	1,123,950	937,646
Institutional Class	356,681	395,444
Total	$ 30,972,067	$ 42,887,318
From net realized gain
Class A	$ 479,109	$ -
Class T	1,375,548	-
Class B	1,317,977	-
Fidelity Mortgage Securities Fund	9,053,280	-
Class C	596,501	-
Institutional Class	115,745	-
Total	$ 12,938,160	$ -

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	2,903,686	5,131,070	$ 32,676,359	$ 56,862,939
Reinvestment of distributions	120,570	114,758	1,354,614	1,274,024
Shares redeemed	(1,126,331)	(1,011,719)	(12,667,961)	(11,214,145)
Net increase (decrease)	1,897,925	4,234,109	$ 21,363,012	$ 46,922,818
Class T
Shares sold	6,361,708	14,584,865	$ 71,633,803	$ 162,139,047
Reinvestment of distributions	341,402	452,163	3,840,138	5,016,690
Shares redeemed	(6,152,017)	(7,276,438)	(69,289,878)	(80,821,265)
Net increase (decrease)	551,093	7,760,590	$ 6,184,063	$ 86,334,472
Class B
Shares sold	6,103,265	12,678,205	$ 68,640,721	$ 140,867,935
Reinvestment of distributions	252,745	247,280	2,838,095	2,742,793
Shares redeemed	(2,535,573)	(2,403,597)	(28,514,804)	(26,617,789)
Net increase (decrease)	3,820,437	10,521,888	$ 42,964,012	$ 116,992,939
Fidelity Mortgage Securities Fund
Shares sold	48,822,623	83,922,639	$ 549,810,419	$ 938,553,642
Reinvestment of distributions	2,583,218	2,309,030	29,073,865	25,670,173
Shares redeemed	(24,816,578)	(17,719,111)	(279,571,353)	(197,753,645)
Net increase (decrease)	26,589,263	68,512,558	$ 299,312,931	$ 766,470,170
Class C
Shares sold	5,790,819	6,878,721	$ 65,057,317	$ 76,443,117
Reinvestment of distributions	121,541	67,542	1,363,835	752,106
Shares redeemed	(1,347,382)	(629,234)	(15,144,783)	(6,967,364)
Net increase (decrease)	4,564,978	6,317,029	$ 51,276,369	$ 70,227,859
Institutional Class
Shares sold	1,945,105	805,931	$ 21,855,835	$ 8,949,120
Reinvestment of distributions	30,778	21,939	345,824	242,677
Shares redeemed	(795,278)	(405,826)	(8,944,085)	(4,481,402)
Net increase (decrease)	1,180,605	422,044	$ 13,257,574	$ 4,710,395

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMORI-USAN-0603
1.784899.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity

Mortgage Securities Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.6	1.3
Less than 1%	0.3	0.2
1 - 1.99%	11.9	1.0
2 - 2.99%	3.3	8.4
3 - 3.99%	0.6	1.1
4 - 4.99%	0.4	0.2
5 - 5.99%	19.4	3.5
6 - 6.99%	27.5	34.3
7 - 7.99%	20.0	38.8
8% and over	3.0	5.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2003
6 months ago
Years	1.9	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	1.4	1.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 2.3%		Corporate Bonds 2.1%
	Mortgage Securities 71.7%		Mortgage Securities 82.6%
	CMOs and Other Mortgage Related Securities 20.9%		CMOs and Other Mortgage Related Securities 20.7%
	U.S. Government and Government Agency Obligations 0.0%		U.S. Government and Government Agency Obligations 0.3%
	Asset-Backed Securities 11.6%		Asset-Backed Securities 8.4%
	Short-Term Investments and Net Other Assets (dagger) (6.5)%		Short-Term Investments and Net Other Assets (dagger) (14.1)%
* Foreign investments	0.3%	** Foreign investments	0.3%
* Futures and Swaps	(1.1)%	** Futures and Swaps	(0.8)%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 71.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 59.3%
5% 4/1/18 to 6/1/18 (b)(c)	$ 177,725,000	$ 182,873,992
5.5% 2/1/18 to 1/1/32	32,474,063	33,786,553
5.5% 5/1/18 to 5/1/33 (b)	247,161,173	254,257,581
6% 2/1/14 to 9/1/17	41,713,589	43,726,594
6% 5/1/33 (b)	87,000,000	90,615,938
6.5% 7/1/16 to 4/1/33	347,180,671	363,073,160
6.5% 5/1/33 (b)	70,400,670	73,590,700
7% 3/1/17 to 10/1/32	207,089,554	218,947,511
7.5% 3/1/22 to 9/1/32	18,477,031	19,696,682
8% 9/1/07 to 12/1/29	219,178	237,202
8.25% 1/1/13	15,730	16,660
8.5% 1/1/16 to 7/1/31	2,912,457	3,132,096
8.75% 11/1/08	12,711	13,421
9% 1/1/08 to 10/1/30	3,200,181	3,475,381
9.5% 11/1/06 to 8/1/22	593,576	651,670
11% 8/1/10	342,177	389,659
12.25% 5/1/13 to 5/1/15	72,363	85,112
12.5% 8/1/15 to 3/1/16	138,917	164,168
12.75% 2/1/15	5,722	6,789
13.5% 9/1/14 to 12/1/14	38,424	46,276
14% 11/1/14	38,184	46,471
		1,288,833,616
Freddie Mac - 4.4%
5.5% 3/1/29 to 7/1/29	315,692	325,654
5.5% 5/14/33 (b)	5,000,000	5,142,188
6% 5/1/16 to 7/1/29	6,472,095	6,757,033
6.5% 1/1/24 to 9/1/24	8,738,338	9,178,428
7% 6/1/22 to 7/1/22	854,747	907,842
7.5% 11/1/07 to 7/1/32	63,942,375	68,336,558
8% 10/1/07 to 4/1/21	236,938	257,254
8.5% 11/1/03 to 9/1/20	530,361	577,197
9% 9/1/08 to 5/1/21	1,534,708	1,701,008
10% 1/1/09 to 5/1/19	469,971	530,630
10.5% 8/1/10 to 2/1/16	37,078	41,797
11.5% 4/1/12	19,541	22,341
12.25% 6/1/14 to 7/1/15	38,204	45,394
12.5% 5/1/12 to 12/1/14	230,358	272,317
12.75% 6/1/05 to 1/1/14	17,837	20,412
13% 10/1/13 to 6/1/15	462,392	552,279
		94,668,332
U.S. Government Agency - Mortgage Securities - continued
Government National Mortgage Association - 8.0%	Principal Amount	Value (Note 1)
6.5% 5/15/28 to 8/15/32	$ 12,734,077	$ 13,386,917
7% 1/15/26 to 9/15/32	133,907,168	142,023,976
7% 5/1/33 (b)	392,747	416,557
7.5% 7/15/05 to 4/15/32	8,978,837	9,605,017
8% 2/15/06 to 12/15/25	2,910,529	3,175,317
8.5% 7/15/16 to 10/15/28	5,012,940	5,486,738
9% 9/20/16 to 4/20/18	28,550	31,522
9.5% 12/15/24	17,195	19,418
10.5% 6/15/04 to 2/20/18	172,386	198,285
13% 10/15/13	34,777	41,720
13.5% 7/15/11 to 10/15/14	24,167	29,058
		174,414,525
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,537,906,841)		1,557,916,473
Asset-Backed Securities - 2.5%
ABSC NIMS Trust 7% 8/17/32 (a)	1,109,558	1,087,367
ACE Securities Corp. 8.5% 12/20/31 (a)	461,126	458,244
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	2,250,841	2,232,553
Amortizing Residential Collateral Trust 7% 6/25/32	250,401	248,047
BankAmerica Manufactured Housing Contract Trust V 6.24% 7/10/11	1,531,753	1,559,664
CDC Mortgage Capital Trust 10% 1/25/33 (a)	2,573,497	2,573,497
CDC Mortgage Capital, Inc. NIMS Trust 10% 1/25/33 (a)	2,186,673	2,186,673
Countrywide Home Loans, Inc. 9% 9/25/32	2,273,369	2,280,310
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 3/27/32	660,170	646,967
8% 5/27/32 (a)	454,645	443,279
8% 7/27/32 (a)	1,003,350	973,250
8% 8/27/32 (a)	216,142	210,739
8% 11/27/32 (a)	2,447,783	2,362,110
8% 11/27/32 (a)	2,993,696	2,873,948
8.5% 3/25/31 (a)	24,753	24,382
GSAMP NIMS Trust 8.25% 10/20/32 (a)	1,536,538	1,529,336
Home Equity Asset Trust NIMS Trust:
8% 1/27/33 (a)	1,265,635	1,240,322
8% 3/25/33 (a)	6,595,153	6,479,738
8% 5/27/33 (a)	1,456,445	1,432,794
Home Equity Residual Distributions Trust 12.25% 11/25/05 (a)	3,985,000	3,985,000
IndyMac NIMS Trust 8.67% 8/25/31 (a)(d)	366,415	362,750
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Asset Holdings Corp. NIMS Trust 9.05% 5/25/32 (a)	$ 495,292	$ 484,148
Morgan Stanley Dean Witter Capital I Trust:
8.5% 1/25/32 (a)	303,048	300,927
9.5% 8/25/32 (a)	7,980,945	7,934,993
10% 4/25/32 (a)	543,642	543,642
10% 5/25/32 (a)	180,064	180,064
12.75% 10/25/31 (a)	142,501	142,529
NovaStar CAPS Trust 7.15% 9/25/31 (a)	3,026,126	3,026,126
Residential Asset Mortgage Products, Inc. 3.6% 4/25/33	4,484,259	4,458,136
Sharps SP I LLC NIMS Trust 9.5% 4/25/31 (a)	1,028,872	1,026,300
TOTAL ASSET-BACKED SECURITIES (Cost $53,358,322)		53,287,835
Collateralized Mortgage Obligations - 9.0%

Private Sponsor - 3.6%
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	5,055,893	5,184,661
Series 2002-15R Class A1, 6.8645% 1/28/32 (a)(d)	11,961,810	12,098,247
GE Capital Mortgage Services, Inc. sequential pay Series 1994-24 Class A4, 7% 7/25/24	2,088,733	2,091,407
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	45,161,000	46,932,160
Residential Funding Mortgage Securities I, Inc. 7% 1/25/28	6,620,485	6,638,426
Wells Fargo Mortgage Back Securities Series 2001-6 Class A1, 7% 4/25/31	6,277,225	6,269,755
TOTAL PRIVATE SPONSOR		79,214,656
U.S. Government Agency - 5.4%
Fannie Mae:
REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	11,132,155
Series 1999-15 Class PC, 6% 9/25/18	9,567,000	10,207,876
Series 1993-223 Class SA, 16.8675% 12/25/23 (d)	631,547	661,259
Series 2003-29 Class ZA, 5% 4/25/18	1,343,867	1,348,606
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-50 Class NO, 0% 11/25/31 (g)	$ 463,715	$ 461,265
Series 2002-3 Class PJ, 5.25% 5/25/08	7,969,000	8,069,136
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,293,369
Series 2003-1 Class ZB, 5% 2/25/18	642,053	639,244
Series 2003-21 Class SW, 8.1886% 6/25/32 (d)	4,198,835	4,249,459
Fannie Mae guaranteed pass thru trust REMIC planned amortization class Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,674,911
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay:
Series 2303 Class VT, 6% 2/15/12	3,626,617	3,774,820
Series 2414 Class SM, 15.0525% 12/15/29 (d)	3,720,716	3,884,180
Series 1658 Class GZ, 7% 1/15/24	5,797,787	6,524,129
Series 2303 Class ZC, 6% 4/15/31	4,887,364	5,128,303
Series 2567:
Class ZE, 5% 2/15/18	528,199	530,312
Class ZK, 5% 2/15/18	748,554	751,706
Series 2574 Class GZ, 5% 2/15/18	7,296,763	7,264,657
Series 2586 Class SB, 5.5314% 3/15/33 (d)	12,065,904	12,005,575
Freddie Mac participation certificates:
REMIC planned amortization class:
Series 2253 Class PG, 7.5% 4/15/29	4,044,066	4,090,055
Series 2343 Class GD, 6.5% 1/15/30	5,000,000	5,205,891
Series 70 Class C, 9% 9/15/20	637,914	656,335
sequential pay Series 2344 Class LQ, 6.25% 7/15/29	7,879,667	7,979,892
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	5,412,432	5,633,351
TOTAL U.S. GOVERNMENT AGENCY		116,166,486
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $191,062,897)		195,381,142
Commercial Mortgage Securities - 5.8%
	Principal Amount	Value (Note 1)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7106% 2/14/43 (d)(f)	$ 43,821,331	$ 3,108,576
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class E, 7.8042% 8/15/31 (d)	5,000,000	5,747,824
COMM floater Series 2001-FL5A:
Class D, 2.53% 11/15/13 (a)(d)	9,000,000	8,999,312
Class E, 2.78% 11/15/13 (a)(d)	5,000,000	4,993,575
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	4,130,000	4,488,942
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,552,935
DLJ Mortgage Acceptance Corp. Series 1994-MF11 Class B2, 8.1% 6/18/04 (a)	909,136	908,142
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5024% 2/17/24 (d)	16,004,253	17,949,658
Fannie Mae guaranteed pass thru trust Series 1998-49 Class MI, 0.9382% 6/17/38 (d)(f)	153,257,933	7,393,469
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-53 Class B, 5.552% 5/16/26	9,000,000	9,766,081
Ginnie Mae guaranteed pass thru securities Series 2002-61 Class XA, 1.2246% 7/16/42 (d)(f)	158,693,942	14,511,768
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (d)	390,000	375,619
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.22% 12/15/10 (d)	5,215,130	5,156,459
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2515% 2/20/30 (a)(d)	3,924,812	3,922,663
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37	8,000,000	6,680,625
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4201% 4/30/39 (a)(d)	2,760,143	2,979,229
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	19,218,063
Trizechahn Office Properties Trust 7.253% 3/15/13 (a)	6,265,000	6,606,622
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $122,694,183)		126,359,562
Fixed-Income Funds - 23.1%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (e) (Cost $503,000,002)	5,061,740	$ 502,630,812
Cash Equivalents - 15.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $335,553,000)	$ 335,565,591	335,553,000
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $2,743,575,245)		2,771,128,824
NET OTHER ASSETS - (27.6)%		(599,527,291)
NET ASSETS - 100%		$ 2,171,601,533
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $101,588,011 or 4.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information

Purchases and sales of securities, other than short-term securities aggregated $3,861,363,590 and $3,443,218,552, respectively, of which long-term U.S. government and government agency obligations aggregated $3,474,915,757 and $3,392,486,136, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $335,553,000) (cost $ 2,743,575,245) - See accompanying schedule		$ 2,771,128,824
Commitment to sell securities on a delayed delivery basis	$ (41,406,048)
Receivable for securities sold on a delayed delivery basis	41,239,897	(166,151)
Cash		87,546
Receivable for investments sold		16,234,597
Receivable for fund shares sold		3,838,560
Interest receivable		7,702,721
Total assets		2,798,826,097

Liabilities
Payable for investments purchased Regular delivery	$ 58,797,887
Delayed delivery	561,923,019
Payable for fund shares redeemed	4,476,560
Distributions payable	517,699
Accrued management fee	777,073
Distribution fees payable	320,424
Other payables and accrued expenses	411,902
Total liabilities		627,224,564

Net Assets		$ 2,171,601,533
Net Assets consist of:
Paid in capital		$ 2,127,883,477
Distributions in excess of net investment income		(2,184,900)
Accumulated undistributed net realized gain (loss) on investments		18,515,528
Net unrealized appreciation (depreciation) on investments		27,387,428
Net Assets		$ 2,171,601,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($84,888,896 ÷ 7,509,334 shares)	$ 11.30

Maximum offering price per share (100/95.25 of $11.30)	$ 11.86
Class T: Net Asset Value and redemption price per share ($201,975,696 ÷ 17,845,088 shares)	$ 11.32

Maximum offering price per share (100/96.50 of $11.32)	$ 11.73
Class B: Net Asset Value and offering price per share ($220,078,020 ÷ 19,471,245 shares) A	$ 11.30

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,513,548,638 ÷ 133,680,739 shares)	$ 11.32

Class C: Net Asset Value and offering price per share ($125,567,055 ÷ 11,119,062 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,543,228 ÷ 2,261,208 shares)	$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 36,205,819

Expenses
Management fee	$ 4,319,381
Transfer agent fees	1,402,363
Distribution fees	1,713,852
Accounting fees and expenses	217,575
Non-interested trustees' compensation	4,242
Custodian fees and expenses	79,838
Registration fees	177,223
Audit	32,731
Legal	13,719
Miscellaneous	165
Total expenses before reductions	7,961,089
Expense reductions	(8,997)	7,952,092
Net investment income (loss)		28,253,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,630,694
Change in net unrealized appreciation (depreciation) on: Investment securities	7,046,805
Delayed delivery commitments	(99,745)
Total change in net unrealized appreciation (depreciation)		6,947,060
Net gain (loss)		24,577,754
Net increase (decrease) in net assets resulting from operations		$ 52,831,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,253,727	$ 42,354,803
Net realized gain (loss)	17,630,694	17,253,296
Change in net unrealized appreciation (depreciation)	6,947,060	1,788,844
Net increase (decrease) in net assets resulting from operations	52,831,481	61,396,943
Distributions to shareholders from net investment income	(30,972,067)	(42,887,318)
Distributions to shareholders from net realized gain	(12,938,160)	-
Total distributions	(43,910,227)	(42,887,318)
Share transactions - net increase (decrease)	434,357,961	1,091,658,653
Total increase (decrease) in net assets	443,279,215	1,110,168,278

Net Assets
Beginning of period	1,728,322,318	618,154,040
End of period (including distributions in excess of net investment income of $2,184,900 and undistributed net investment income of $533,440, respectively)	$ 2,171,601,533	$ 1,728,322,318

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.157	.502G	.630	.665	.646	.669
Net realized and unrealized gain (loss)	.138	.172G	.613	.086	(.336)	(.061)
Total from investment operations	.295	.674	1.243	.751	.310	.608
Distributions from net investment income	(.175)	(.534)	(.653)	(.701)	(.640)	(.638)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.255)	(.534)	(.653)	(.701)	(.790)	(.668)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Total Return B,C,D	2.66%	6.26%	12.15%	7.49%	2.93%	5.65%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.85%	.88%	.99%	3.62%
Expenses net of voluntary waivers, if any	.83% A	.84%	.85%	.88%	.90%	.90%
Expenses net of all reductions	.82% A	.84%	.85%	.88%	.90%	.90%
Net investment income (loss)	2.83% A	4.55% G	5.86%	6.44%	6.09%	6.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,889	$ 63,201	$ 15,318	$ 4,610	$ 3,090	$ 1,865
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.151	.492G	.622	.653	.637	.665
Net realized and unrealized gain (loss)	.138	.171 G	.617	.092	(.338)	(.063)
Total from investment operations	.289	.663	1.239	.745	.299	.602
Distributions from net investment income	(.169)	(.523)	(.639)	(.685)	(.629)	(.632)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.249)	(.523)	(.639)	(.685)	(.779)	(.662)
Net asset value, end of period	$ 11.32	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Total Return B,C,D	2.59%	6.15%	12.09%	7.42%	2.82%	5.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	.94%	.96%	1.00%	1.06%	1.34%
Expenses net of voluntary waivers, if any	.94% A	.94%	.96%	1.00%	1.00%	1.00%
Expenses net of all reductions	.94% A	.94%	.96%	1.00%	1.00%	1.00%
Net investment income (loss)	2.71% A	4.45% G	5.75%	6.33%	5.99%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,976	$ 195,002	$ 106,167	$ 61,359	$ 29,052	$ 19,103
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95	$ 11.02
Income from Investment Operations
Net investment income (loss)E	.115	.421G	.551	.593	.567	.584
Net realized and unrealized gain (loss)	.138	.171G	.611	.081	(.324)	(.064)
Total from investment operations	.253	.592	1.162	.674	.243	.520
Distributions from net investment income	(.133)	(.452)	(.572)	(.624)	(.563)	(.560)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.213)	(.452)	(.572)	(.624)	(.713)	(.590)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Total ReturnB,C,D	2.27%	5.48%	11.32%	6.70%	2.29%	4.82%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.58%A	1.58%	1.60%	1.60%	1.62%	2.21%
Expenses net of voluntary waivers, if any	1.58%A	1.58%	1.60%	1.60%	1.62%	1.65%
Expenses net of all reductions	1.58%A	1.57%	1.60%	1.60%	1.62%	1.65%
Net investment income (loss)	2.07%A	3.82%G	5.11%	5.73%	5.37%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,078	$ 176,245	$ 57,034	$ 19,911	$ 19,101	$ 7,840
Portfolio turnover rate	307%A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97	$ 11.02
Income from Investment Operations
Net investment income (loss) D	.169	.526 F	.654	.690	.674	.700
Net realized and un- realized gain (loss)	.138	.170F	.619	.078	(.342)	(.056)
Total from investment operations	.307	.696	1.273	.768	.332	.644
Distributions from net investment income	(.187)	(.556)	(.673)	(.718)	(.662)	(.664)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.267)	(.556)	(.673)	(.718)	(.812)	(.694)
Net asset value, end of period	$ 11.32	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Total Return B,C	2.76%	6.47%	12.44%	7.66%	3.14%	5.99%
Ratios to Average Net Assets E
Expenses before ex- pense reductions	.61% A	.63%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.61% A	.63%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.61% A	.63%	.66%	.67%	.70%	.71%
Net investment income (loss)	3.04% A	4.76% F	6.04%	6.65%	6.29%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,513,549	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839	$ 459,212
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.110	.413 H	.112
Net realized and unrealized gain (loss)	.138	.173H	.238
Total from investment operations	.248	.586	.350
Distributions from net investment income	(.128)	(.436)	(.140)
Distributions from net realized gain	(.080)	-	-
Total distributions	(.208)	(.436)	(.140)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.10
Total Return B,C,D	2.23%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.64%	1.60% A
Expenses net of voluntary waivers, if any	1.66% A	1.64%	1.60% A
Expenses net of all reductions	1.66% A	1.64%	1.60% A
Net investment income (loss)	1.99% A	3.75% H	4.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,567	$ 73,747	$ 2,632
Portfolio turnover rate	307% A	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95	$ 11.01
Income from Investment Operations
Net investment income (loss) D	.166	.513 F	.644	.684	.669	.693
Net realized and unrealized gain (loss)	.149	.171 F	.610	.080	(.343)	(.063)
Total from investment operations	.315	.684	1.254	.764	.326	.630
Distributions from net investment income	(.185)	(.544)	(.664)	(.714)	(.656)	(.660)
Distributions from net realized gain	(.080)	-	-	-	(.150)	(.030)
Total distributions	(.265)	(.544)	(.664)	(.714)	(.806)	(.690)
Net asset value, end of period	$ 11.30	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Total Return B,C	2.84%	6.36%	12.27%	7.64%	3.09%	5.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.65% A	.75%	.76%	.73%	.75%	.86%
Expenses net of voluntary waivers, if any	.65% A	.75%	.75%	.73%	.75%	.75%
Expenses net of all reductions	.65% A	.75%	.75%	.72%	.75%	.75%
Net investment income (loss)	3.01% A	4.65% F	5.95%	6.60%	6.24%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,543	$ 12,162	$ 7,319	$ 9,038	$ 15,422	$ 22,038
Portfolio turnover rate	307% A	231%	194%	99%	183%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 29,591,918	|
Unrealized depreciation	(2,599,989)
Net unrealized appreciation (depreciation)	$ 26,991,929
Cost for federal income tax purposes	$ 2,744,136,895

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,095	$ 526
Class T	0%	.25%	251,177	11,276
Class B	.65%	.25%	895,382	647,713
Class C	.75%	.25%	512,198	383,435
			$ 1,713,852	$ 1,042,950

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,352
Class T	40,688
Class B*	292,420
Class C*	60,424
$ 443,884

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 67,473	.19*
Class T	198,557	.20*
Class B	188,128	.19*
Fidelity Mortgage Securities Fund	850,044	.12*
Class C	80,456	.16*
Institutional Class	17,705	.16*
	$ 1,402,363

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,639,331 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8,997.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,124,798	$ 1,576,709
Class T	2,999,434	6,458,762
Class B	2,318,676	3,776,918
Fidelity Mortgage Securities Fund	23,048,528	29,741,839
Class C	1,123,950	937,646
Institutional Class	356,681	395,444
Total	$ 30,972,067	$ 42,887,318
From net realized gain
Class A	$ 479,109	$ -
Class T	1,375,548	-
Class B	1,317,977	-
Fidelity Mortgage Securities Fund	9,053,280	-
Class C	596,501	-
Institutional Class	115,745	-
Total	$ 12,938,160	$ -
Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	2,903,686	5,131,070	$ 32,676,359	$ 56,862,939
Reinvestment of distributions	120,570	114,758	1,354,614	1,274,024
Shares redeemed	(1,126,331)	(1,011,719)	(12,667,961)	(11,214,145)
Net increase (decrease)	1,897,925	4,234,109	$ 21,363,012	$ 46,922,818
Class T
Shares sold	6,361,708	14,584,865	$ 71,633,803	$ 162,139,047
Reinvestment of distributions	341,402	452,163	3,840,138	5,016,690
Shares redeemed	(6,152,017)	(7,276,438)	(69,289,878)	(80,821,265)
Net increase (decrease)	551,093	7,760,590	$ 6,184,063	$ 86,334,472
Class B
Shares sold	6,103,265	12,678,205	$ 68,640,721	$ 140,867,935
Reinvestment of distributions	252,745	247,280	2,838,095	2,742,793
Shares redeemed	(2,535,573)	(2,403,597)	(28,514,804)	(26,617,789)
Net increase (decrease)	3,820,437	10,521,888	$ 42,964,012	$ 116,992,939
Fidelity Mortgage Securities Fund
Shares sold	48,822,623	83,922,639	$ 549,810,419	$ 938,553,642
Reinvestment of distributions	2,583,218	2,309,030	29,073,865	25,670,173
Shares redeemed	(24,816,578)	(17,719,111)	(279,571,353)	(197,753,645)
Net increase (decrease)	26,589,263	68,512,558	$ 299,312,931	$ 766,470,170
Class C
Shares sold	5,790,819	6,878,721	$ 65,057,317	$ 76,443,117
Reinvestment of distributions	121,541	67,542	1,363,835	752,106
Shares redeemed	(1,347,382)	(629,234)	(15,144,783)	(6,967,364)
Net increase (decrease)	4,564,978	6,317,029	$ 51,276,369	$ 70,227,859
Institutional Class
Shares sold	1,945,105	805,931	$ 21,855,835	$ 8,949,120
Reinvestment of distributions	30,778	21,939	345,824	242,677
Shares redeemed	(795,278)	(405,826)	(8,944,085)	(4,481,402)
Net increase (decrease)	1,180,605	422,044	$ 13,257,574	$ 4,710,395

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MOR-USAN-0603
1.784900.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.0	13.5
Illinois	12.5	12.7
New York	9.8	11.4
Washington	7.9	7.7
California	5.0	2.6
Top Five Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.1	25.1
Health Care	14.3	15.8
Electric Utilities	14.2	15.0
Water & Sewer	10.4	12.9
Transportation	10.0	9.0
Average Years to Maturity as of April 30, 2003
		6 months ago
Years	15.1	15.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	7.1	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA 60.5%	AAA 60.0%
AA,A 29.1%	AA,A 27.2%
BBB 7.6%	BBB 10.2%
Not Rated 2.4%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount	Value (Note 1)
Alabama - 0.7%
Jefferson County Swr. Rev.:
Series A:
5% 2/1/41 (FGIC Insured)	$ 1,000,000	$ 1,009,970
5.125% 2/1/29 (FGIC Insured)	80,000	82,446
Series B, 5.125% 2/1/42 (FGIC Insured)	2,200,000	2,243,340
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	1,000,000	1,108,030
		4,443,786
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	5,490,000	5,811,440
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (h)	1,500,000	1,627,740
5.45% 7/1/09 (AMBAC Insured) (h)	1,500,000	1,605,390
		9,044,570
Arizona - 1.7%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (h)	1,300,000	1,383,902
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	4,495,000	4,504,260
Tucson Street & Hwy. User Rev. 4.5% 7/1/07 (AMBAC Insured)	3,380,000	3,692,650
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/14 (FGIC Insured)	1,570,000	1,817,511
		11,398,323
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,035,980
California - 5.0%
California Dept. Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/09 (MBIA Insured)	3,600,000	4,057,524
5.875% 5/1/16	2,100,000	2,356,137
California Gen. Oblig.:
5.25% 2/1/14	2,400,000	2,617,344
5.25% 2/1/20	1,300,000	1,360,164
5.5% 3/1/11	3,500,000	3,882,305
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (h)	250,000	252,493
Series R, 5.35% 8/1/07 (MBIA Insured) (h)	1,000,000	1,093,670
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	$ 1,000,000	$ 1,116,350
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	4,500,000	4,617,180
Golden State Tobacco Securitization Corp. Series 2003 A1, 6.75% 6/1/39	1,200,000	1,060,056
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	4,000,000	4,108,800
Los Angeles Unified School District:
(Election of 1997 Proj.) Series F, 5% 7/1/19 (FSA Insured)	1,800,000	1,923,390
Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	2,018,538
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,112,530
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	544,655
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	337,128
		32,458,264
Colorado - 4.2%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,463,575
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	1,360,000	1,228,447
6.625% 2/1/13	6,500,000	6,672,185
6.625% 2/1/22	3,800,000	3,902,296
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	1,405,000	1,321,515
0% 1/1/08 (MBIA Insured)	870,000	752,480
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,858,085
5.625% 9/1/14	1,745,000	2,001,655
Denver City & County Arpt. Rev. Series A, 7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (h)(i)	430,000	478,839
Douglas County School District Series B, 5.75% 12/15/16 (FSA Insured)	2,775,000	3,191,639
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,337,160
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Larimer County School District #R1 Poudre 6% 12/15/17 (FGIC Insured)	$ 1,325,000	$ 1,550,661
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (i)	2,275,000	1,632,381
		27,390,918
Connecticut - 0.7%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	1,000,000	1,109,300
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (h)	3,350,000	3,197,039
		4,306,339
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (i)	150,000	172,842
Series B, 5.25% 6/1/26 (FSA Insured)	6,000,000	6,228,360
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,683,342
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,302,260
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,621,500
		13,008,304
Florida - 1.4%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (h)	5,000,000	5,471,150
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (e)	2,200,000	2,257,420
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured)	1,500,000	1,752,900
		9,481,470
Georgia - 0.4%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,000,000	1,143,730
Columbus Wtr. & Swr. Rev. 5.25% 5/1/11 (FSA Insured) (c)	1,085,000	1,222,220
		2,365,950
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2001, 5.5% 7/1/06 (FGIC Insured) (h)	$ 1,490,000	$ 1,628,093
Illinois - 12.5%
Central Lake County Joint Action Wtr. Agcy. Interim Wtr. Rev. 0% 5/1/07 (MBIA Insured)	2,185,000	1,958,700
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	14,055,000	15,320,934
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	2,520,000	1,410,570
0% 1/1/24 (FGIC Insured)	6,110,000	2,053,815
0% 1/1/28 (FGIC Insured)	5,000,000	1,328,150
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,593,634
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,503,074
Series A:
5% 1/1/42 (AMBAC Insured)	1,100,000	1,109,020
5.375% 1/1/14 (AMBAC Insured)	1,000,000	1,126,120
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,551,405
Series B, 6% 1/1/09 (MBIA Insured) (h)	300,000	328,476
Chicago O'Hare Int'l. Arpt. Rev. Series A:
5.5% 1/1/16 (AMBAC Insured) (h)	1,000,000	1,060,400
6.25% 1/1/09 (AMBAC Insured) (h)	3,700,000	4,179,594
6.375% 1/1/15 (MBIA Insured)	1,400,000	1,527,750
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,452,892
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,129,550
Du Page County Cmnty. High School District #108 Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,624,191
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,601,235
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.):
5.5% 10/1/17 (AMBAC Insured)	1,980,000	2,197,087
5.5% 10/1/18 (AMBAC Insured)	2,195,000	2,426,704
5.5% 10/1/19 (AMBAC Insured)	1,000,000	1,096,770
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,752,900
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,141,540
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,104,120
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.: - continued
5.6% 4/1/21 (MBIA Insured)	$ 1,000,000	$ 1,090,640
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,175,050
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,148,048
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,036,710
(Riverside Health Sys. Proj.) 6.8% 11/15/20	1,500,000	1,625,070
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,664,635
6% 6/15/20	600,000	687,240
Kane & Du Page Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,233,680
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/18 (FGIC Insured)	2,000,000	2,261,240
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,000,000	1,135,120
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,089,930
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	405,620
5.75% 6/15/41 (MBIA Insured)	1,000,000	1,094,810
Series 2002 B, 0% 6/15/17 (MBIA Insured) (a)	400,000	266,672
Series A:
0% 12/15/24 (MBIA Insured)	3,000,000	958,800
0% 6/15/31 (MBIA Insured)	1,800,000	395,856
Series 2002 A:
0% 6/15/09 (FGIC Insured)	25,000	20,229
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (i)	975,000	800,163
Series A, 0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (i)	65,000	53,344
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,166,017
		81,887,505
Indiana - 0.7%
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,533,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	$ 1,000,000	$ 1,017,400
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (h)	2,000,000	1,915,100
		4,465,500
Iowa - 1.3%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,054,270
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series B, 5.75% 12/1/07 (h)	3,500,000	3,573,920
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,000,320
		8,628,510
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (e)	1,000,000	1,038,140
Kansas Dept. of Trans. Hwy. Rev. Series 2000 A, 5.75% 9/1/15	600,000	688,674
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	1,500,000	1,642,380
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,558,447
5% 12/1/14 (MBIA Insured)	500,000	532,605
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,586,097
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,900,238
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	1,550,000	1,777,060
		11,723,641
Kentucky - 1.7%
Kentucky Property & Bldgs. Commission Revs.:
5.625% 9/1/13	2,170,000	2,458,263
5.625% 9/1/14	1,500,000	1,700,295
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	6,050,000	6,717,860
		10,876,418
Maine - 1.4%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,000,000	8,839,840
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - 0.6%
Carroll County Gen. Oblig. 5% 11/1/11 (c)	$ 500,000	$ 548,075
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (i)	1,015,000	1,183,277
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,665,000	1,941,040
		3,672,392
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	2,029,660
Series A:
5.375% 3/1/19	1,000,000	1,065,110
5.75% 3/1/26	2,000,000	2,212,120
Massachusetts Gen. Oblig. Series C, 5% 12/1/06 (XL Cap. Assurance, Inc. Insured) (c)(d)	4,350,000	4,831,067
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	513,890
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	1,000,000	1,000,970
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	682,392
0% 8/1/10	4,500,000	3,423,465
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,922
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,718,410
		23,488,006
Michigan - 1.5%
Detroit Wtr. Supply Sys. Rev. Series A:
5.25% 7/1/33 (FGIC Insured)	1,065,000	1,102,169
5.25% 7/1/33 (FGIC Insured) (Pre-Refunded to 7/1/11 @ 100) (i)	1,135,000	1,291,210
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,053,290
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (i)	300,000	362,430
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	1,990,540
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	$ 2,310,000	$ 2,644,072
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,567,950
		10,011,661
Minnesota - 1.4%
Mankato Independent School District #77 Series A, 5% 2/1/13 (FSA Insured) (c)	600,000	632,226
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,831,698
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,057,760
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (h)	1,080,000	1,124,075
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	1,500,000	1,571,595
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,202,040
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured) (c)	500,000	537,515
		8,956,909
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,078,074
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (e)	1,100,000	1,101,166
Nevada - 1.1%
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,111,170
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	533,110
Clark County School District Series 2000 A:
5.75% 6/15/17 (MBIA Insured)	600,000	683,562
5.75% 6/15/20 (MBIA Insured)	1,000,000	1,121,870
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Series A:
6% 6/15/10	1,500,000	1,546,230
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Nevada - continued
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Series A: - continued
6.1% 6/15/14	$ 1,000,000	$ 1,025,300
Washoe County Gen. Oblig. 5% 9/1/10 (FSA Insured) (c)	1,000,000	1,091,480
		7,112,722
New Jersey - 0.9%
New Jersey Tpk. Auth. Tpk. Rev. Series 2002 A, 5.625% 1/1/15 (MBIA Insured)	900,000	1,016,640
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,201,880
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	543,240
6.125% 6/1/24	1,100,000	1,004,586
6.125% 6/1/42	1,600,000	1,287,712
		6,054,058
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (h)	3,970,000	4,589,638
6.75% 7/1/09 (AMBAC Insured) (h)	450,000	533,880
6.75% 7/1/11 (AMBAC Insured) (h)	1,805,000	2,163,238
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,200,000	1,299,996
		8,586,752
New York - 9.8%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (i)	500,000	523,890
Series B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (i)	500,000	523,625
Series D, 5.125% 7/1/22 (MBIA Insured) (Escrowed to Maturity) (i)	275,000	288,494
Metro. Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	4,300,000	4,682,958
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13 (Escrowed to Maturity) (i)	700,000	816,081
(Trans. Facilities Proj.) Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (i)	1,000,000	1,023,900
Series B, 5% 1/1/07	3,000,000	3,276,840
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (i)	$ 1,000,000	$ 1,152,140
5.375% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100) (i)	700,000	813,932
Series B2, 5% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (i)	500,000	540,430
Series C, 4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (i)	150,000	165,542
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	661,632
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	552,300
Series E, 6% 8/1/11	500,000	543,510
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	845,000	903,989
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (h)	8,680,000	8,976,682
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A, 6% 6/15/28	1,500,000	1,712,910
Series B:
5.75% 6/15/26	5,000,000	5,448,100
5.75% 6/15/29	5,000,000	5,460,150
5.75% 6/15/29 (MBIA Insured)	1,500,000	1,641,075
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	500,000	604,250
(State Univ. Edl. Facilities Proj.) 5.95% 5/15/29 (FGIC Insured) (Pre-Refunded to 5/15/10 @ 101) (i)	5,000,000	5,982,950
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,631,238
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	910,446
4.875% 6/15/18 (Escrowed to Maturity) (i)	630,000	664,978
4.875% 6/15/20	795,000	825,600
4.875% 6/15/20 (Escrowed to Maturity) (i)	505,000	526,331
5% 6/15/15	305,000	324,419
5% 6/15/15 (Escrowed to Maturity) (i)	395,000	430,933
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	1,500,000	1,783,035
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.): - continued
Series D, 5.125% 6/15/19 (Escrowed to Maturity) (i)	$ 1,000,000	$ 1,078,680
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	556,820
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	1,000,000	1,114,130
New York State Urban Dev. Corp. Rev. Series C1, 5.5% 3/15/18 (FGIC Insured)	1,000,000	1,113,900
Triborough Bridge & Tunnel Auth. Revs. Series A, 5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (i)	1,000,000	1,150,380
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (i)	500,000	560,130
		63,966,400
North Carolina - 3.3%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 7/1/42	2,590,000	2,657,651
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,616,430
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,396,999
6% 1/1/06	5,820,000	6,332,160
6% 1/1/14	900,000	921,375
7.25% 1/1/07	1,000,000	1,140,470
Series C:
5.25% 1/1/04	1,365,000	1,394,621
5.5% 1/1/07	700,000	757,610
5.5% 1/1/07 (MBIA Insured)	2,000,000	2,241,760
Series D, 6.7% 1/1/19	1,115,000	1,238,431
		21,697,507
North Dakota - 0.2%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/09 (FGIC Insured)	1,400,000	1,576,036
Ohio - 1.6%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (h)	1,005,000	1,012,517
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 6% 1/1/20	1,000,000	1,078,780
Delaware County Gen. Oblig. 6% 12/1/25	1,000,000	1,148,400
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	$ 1,000,000	$ 1,109,790
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,578,471
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (h)	3,000,000	3,079,590
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,112,130
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	466,322
		10,586,000
Oklahoma - 1.4%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (FSA Insured)	1,000,000	1,110,940
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,642,800
6% 8/15/19 (MBIA Insured)	3,000,000	3,414,120
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,311,550
		9,479,410
Oregon - 0.6%
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	567,995
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	1,000,000	1,135,990
5.75% 8/1/19	2,080,000	2,355,766
		4,059,751
Pennsylvania - 4.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (h)	1,000,000	1,109,130
Butler County Indl. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	3,000,000	3,063,270
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,105,880
Series B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,759,684
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.) 6.8% 11/15/14 (Pre-Refunded to 11/15/04 @ 102) (i)	2,720,000	2,954,573
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,858,680
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.) 8.25% 6/1/22 (Escrowed to Maturity) (i)	$ 2,170,000	$ 2,378,320
Fox Chapel Area School District 4.5% 8/15/08 (FSA Insured) (c)	1,180,000	1,268,465
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (h)	2,000,000	1,748,880
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,447,604
Philadelphia School District Series 2002 A, 5.5% 2/1/31 (FSA Insured)	1,300,000	1,392,326
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,241,793
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,054,000
		28,382,605
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series D, 5.5%, tender 7/1/18 (FSA Insured) (b)(c)	2,500,000	2,829,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series A, 5.5% 10/1/32 (Escrowed to Maturity) (i)	1,000,000	1,085,140
		3,914,140
Rhode Island - 0.9%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	881,672
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (h)	4,000,000	4,963,000
		5,844,672
South Carolina - 1.0%
Greenwood County Hosp. Rev. (Self Memorial Hosp. Proj.):
5.5% 10/1/26	1,750,000	1,764,298
5.5% 10/1/31	2,000,000	2,006,920
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (h)	1,000,000	1,072,190
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	1,000,000	1,130,670
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	472,755
		6,446,833
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Tennessee - 0.8%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	$ 1,000,000	$ 936,740
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (AMBAC Insured) (Pre-Refunded to 11/15/09 @ 101) (i)	400,000	477,304
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (i)	600,000	720,408
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	3,000,000	3,210,990
		5,345,442
Texas - 14.0%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,546,459
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,117,610
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series D, 4.25%, tender 11/1/03 (e)(h)	3,000,000	3,001,110
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,749,085
Comal Independent School District 5.75% 8/1/28	2,000,000	2,208,680
Conroe Independent School District Lot B, 0% 2/15/09	750,000	616,665
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,500,000	1,618,320
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/14	3,200,000	1,993,632
5.75% 2/15/21	1,000,000	1,107,620
Del Valle Independent School District 5.5% 2/1/09	1,205,000	1,368,663
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,891,275
Garland Independent School District:
Series A, 5% 2/15/11 (c)	575,000	617,159
5.5% 2/15/19	2,500,000	2,705,075
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,420,800
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,280,750
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,099,290
5.75% 2/15/21	1,310,000	1,387,827
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (h)	1,000,000	1,065,330
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,480,808
Houston Independent School District 0% 8/15/13	1,300,000	835,393
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	717,470
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lewisville Independent School District 0% 8/15/19	$ 2,340,000	$ 1,064,583
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,200,118
5.75% 8/15/14	1,100,000	1,269,356
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,220,740
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,801,137
Northside Independent School District 5.5% 2/15/15	2,000,000	2,234,460
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,467,350
Pearland Independent School District 5.875% 2/15/17	1,205,000	1,367,820
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (e)(h)	4,000,000	3,881,520
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (i)	75,000	84,872
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,543,473
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,003,320
Texas Gen. Oblig. (Texas Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	5,000,000	5,172,900
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,835,000	3,462,827
0% 9/1/11 (AMBAC Insured) (Escrowed to Maturity) (i)	200,000	146,090
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,156,230
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A, 0% 8/15/29 (AMBAC Insured)	8,000,000	1,937,360
5.5% 8/15/39 (AMBAC Insured)	3,600,000	3,848,904
5.75% 8/15/38 (AMBAC Insured)	3,000,000	3,304,230
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,070,070
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured) (Pre-Refunded to 11/15/09 @ 101) (i)	4,000,000	4,862,080
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/11 (MBIA Insured) (c)	2,000,000	2,221,820
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Francis Hosp. Reg'l Health Care Proj.) 6% 7/1/27	1,000,000	1,007,220
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Williamson County Gen. Oblig. 6% 8/15/19 (FGIC Insured)	$ 1,000,000	$ 1,156,000
Yselta Independent School District 0% 8/15/09	4,065,000	3,286,552
		91,600,053
Utah - 2.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
0% 7/1/06 (MBIA Insured)	2,860,000	2,661,402
6.5% 7/1/09 (AMBAC Insured)	365,000	434,711
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (i)	635,000	768,572
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,821,350
6% 7/1/16 (MBIA Insured)	7,000,000	7,943,950
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/10 (AMBAC Insured)	2,000,000	2,266,100
South Salt Lake City Indl. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	250,000	254,283
		17,150,368
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,149,430
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	456,812
		1,606,242
Virginia - 0.9%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (i)	430,000	461,725
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	1,965,000	2,203,197
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	1,250,000	1,368,238
5.75% 10/1/19	1,750,000	1,992,865
		6,026,025
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - 7.9%
Clark County School District #114 Evergreen 5.375% 12/1/14 (FSA Insured)	$ 3,040,000	$ 3,415,531
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,619,640
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (h)	1,715,000	1,844,826
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,878,148
5.5% 1/1/21 (FSA Insured)	1,615,000	1,745,654
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (h)	3,000,000	3,162,750
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,111,010
Tumwater School District #33 Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	2,996,240
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,321,240
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	2,000,000	2,149,440
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,355,590
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	2,700,000	2,502,630
5.4% 7/1/12	16,000,000	17,910,871
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	500,000	549,535
		51,563,105
Wisconsin - 1.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	1,000,000	902,900
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,101,410
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	1,300,000	1,486,667
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (FGIC Insured)	3,370,000	2,564,098
0% 12/1/10 (FGIC Insured) (Escrowed to Maturity) (i)	130,000	99,518
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	$ 1,500,000	$ 1,512,390
(Wheaton Franciscan Svcs. Proj.) 5.75% 8/15/30	1,500,000	1,533,300
		9,200,283
TOTAL MUNICIPAL BONDS (Cost $610,410,634)		651,490,023
Municipal Notes - 0.7%

Arizona - 0.3%
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 2.05%, VRDN (e)(h)	1,880,000	1,880,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. (Citizens Communications Co. Proj.) Series 1988 B, 2% tender 5/14/03, CP mode (h)	1,500,000	1,499,970
Ohio - 0.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. 3% 7/18/03, CP	1,400,000	1,405,740
TOTAL MUNICIPAL NOTES (Cost $4,780,170)		4,785,710
Money Market Funds - 0.6%
	Shares
Fidelity Municipal Cash Central Fund, 1.45% (f)(g) (Cost $3,745,000)	3,745,000	3,745,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $618,935,804)		660,020,733
NET OTHER ASSETS - (0.9)%		(5,692,884)
NET ASSETS - 100%		$ 654,327,849
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.1%
Health Care	14.3
Electric Utilities	14.2
Water & Sewer	10.4
Transportation	10.0
Education	6.7
Escrowed/Pre-Refunded	5.8
Others* (individually less than 5%)	9.5
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $103,407,601 and $71,032,435, respectively.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $6,713,000 of which $4,186,000 and $2,527,000 will expire on October 31, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000 was acquired in a merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $618,935,804) - See accompanying schedule		$ 660,020,733
Cash		162
Receivable for investments sold Regular delivery		7,368,105
Delayed delivery		3,789,439
Receivable for fund shares sold		1,172,480
Interest receivable		9,454,190
Other receivables		2,389
Total assets		$ 681,807,498

Liabilities
Payable for investments purchased Regular delivery	$ 5,668,959
Delayed delivery	19,207,725
Payable for fund shares redeemed	1,343,877
Distributions payable	737,910
Accrued management fee	205,956
Distribution fees payable	220,231
Other payables and accrued expenses	94,991
Total liabilities		27,479,649

Net Assets		$ 654,327,849
Net Assets consist of:
Paid in capital		$ 614,844,492
Undistributed net investment income		166,807
Accumulated undistributed net realized gain (loss) on investments		(1,768,379)
Net unrealized appreciation (depreciation) on investments		41,084,929
Net Assets		$ 654,327,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($82,252,352 ÷ 6,279,556 shares)	$ 13.10
Maximum offering price per share (100/95.25 of $13.10)	$ 13.75
Class T: Net Asset Value and redemption price per share ($359,045,142 ÷ 27,360,360 shares)	$ 13.12
Maximum offering price per share (100/96.50 of $13.12)	$ 13.60
Class B: Net Asset Value and offering price per share ($117,207,570 ÷ 8,965,383 shares) A	$ 13.07
Class C: Net Asset Value and offering price per share ($59,226,939 ÷ 4,515,231 shares) A	$ 13.12
Institutional Class: Net Asset Value, offering price and redemption price per share ($36,595,846 ÷ 2,802,565 shares)	$ 13.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 15,452,571

Expenses
Management fee	$ 1,207,593
Transfer agent fees	303,547
Distribution fees	1,289,152
Accounting fees and expenses	93,448
Non-interested trustees' compensation	2,476
Custodian fees and expenses	5,606
Registration fees	43,544
Audit	16,450
Legal	5,029
Total expenses before reductions	2,966,845
Expense reductions	(33,712)	2,933,133
Net investment income (loss)		12,519,438
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		5,162,550
Change in net unrealized appreciation (depreciation) on investment securities		6,161,874
Net gain (loss)		11,324,424
Net increase (decrease) in net assets resulting from operations		$ 23,843,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,519,438	$ 24,346,402
Net realized gain (loss)	5,162,550	6,471,744
Change in net unrealized appreciation (depreciation)	6,161,874	1,623,032
Net increase (decrease) in net assets resulting from operations	23,843,862	32,441,178
Distributions to shareholders from net investment income	(12,510,977)	(24,182,551)
Distributions to shareholders from net realized gain	(96,844)	-
Total distributions	(12,607,821)	(24,182,551)
Share transactions - net increase (decrease)	27,897,027	39,992,400
Total increase (decrease) in net assets	39,133,068	48,251,027

Net Assets
Beginning of period	615,194,781	566,943,754
End of period (including undistributed net investment income of $166,807 and undistributed net investment income of $153,350, respectively)	$ 654,327,849	$ 615,194,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54	$ 12.15
Income from Investment Operations
Net investment income (loss)	.272 E	.557E, G	.584E	.591E	.567	.571
Net realized and unrealized gain (loss)	.233	.168 G	.679	.337	(.850)	.390
Total from investment operations	.505	.725	1.263	.928	(.283)	.961
Distributions from net investment income	(.273)	(.555)	(.583)	(.598)	(.567)	(.571)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.275)	(.555)	(.583)	(.598)	(.567)	(.571)
Net asset value, end of period	$ 13.10	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54
Total Return B,C,D	3.96%	5.88%	10.72%	8.17%	(2.36)%	8.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A	.69%	.69%	.72%	.72%	.90%
Expenses net of voluntary waivers, if any	.69% A	.69%	.69%	.72%	.72%	.90%
Expenses net of all reductions	.68% A	.67%	.62%	.72%	.72%	.90%
Net investment income (loss)	4.25% A	4.41% G	4.70%	5.02%	4.62%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,252	$ 67,457	$ 46,796	$ 22,780	$ 10,722	$ 6,721
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56	$ 12.15
Income from Investment Operations
Net investment income (loss)	.267E	.546E, G	.572E	.583E	.555	.571
Net realized and unrealized gain (loss)	.232	.166 G	.679	.343	(.860)	.410
Total from investment operations	.499	.712	1.251	.926	(.305)	.981
Distributions from net investment income	(.267)	(.542)	(.571)	(.586)	(.555)	(.571)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.269)	(.542)	(.571)	(.586)	(.555)	(.571)
Net asset value, end of period	$ 13.12	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56
Total ReturnB,C,D	3.91%	5.76%	10.59%	8.14%	(2.53)%	8.15%
Ratios to Average Net AssetsF
Expenses before expense reductions	.78%A	.79%	.79%	.81%	.81%	.87%
Expenses net of voluntary waivers, if any	.78%A	.79%	.79%	.81%	.81%	.87%
Expenses net of all reductions	.77%A	.77%	.72%	.81%	.81%	.87%
Net investment income (loss)	4.15%A	4.31% G	4.60%	4.93%	4.51%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 359,045	$ 354,030	$ 369,295	$ 340,959	$ 329,926	$ 380,325
Portfolio turnover rate	23%A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53	$ 12.13
Income from Investment Operations
Net investment income (loss)	.224 E	.462E, G	.489E	.504E	.476	.491
Net realized and unrealized gain (loss)	.222	.178 G	.671	.336	(.860)	.400
Total from investment operations	.446	.640	1.160	.840	(.384)	.891
Distributions from net investment income	(.224)	(.460)	(.490)	(.510)	(.476)	(.491)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.226)	(.460)	(.490)	(.510)	(.476)	(.491)
Net asset value, end of period	$ 13.07	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53
Total ReturnB,C,D	3.50%	5.19%	9.83%	7.38%	(3.16)%	7.47%
Ratios to Average Net Assets F
Expenses before expense reductions	1.45% A	1.44%	1.43%	1.46%	1.46%	1.53%
Expenses net of voluntary waivers, if any	1.45% A	1.44%	1.43%	1.46%	1.46%	1.53%
Expenses net of all reductions	1.44% A	1.41%	1.37%	1.46%	1.46%	1.53%
Net investment income (loss)	3.49% A	3.66% G	3.95%	4.28%	3.88%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,208	$ 109,986	$ 91,687	$ 68,571	$ 63,464	$ 55,032
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56	$ 12.13
Income from Investment Operations
Net investment income (loss)	.218 E	.451E, G	.478E	.493E	.465	.455
Net realized and unrealized gain (loss)	.232	.176 G	.669	.345	(.860)	.430
Total from investment operations	.450	.627	1.147	.838	(.395)	.885
Distributions from net investment income	(.218)	(.447)	(.477)	(.498)	(.465)	(.455)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.220)	(.447)	(.477)	(.498)	(.465)	(.455)
Net asset value, end of period	$ 13.12	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56
Total Return B,C,D	3.52%	5.06%	9.69%	7.34%	(3.24)%	7.41%
Ratios to Average Net Assets F
Expenses before expense reductions	1.54% A	1.53%	1.53%	1.56%	1.56%	2.06% A
Expenses net of voluntary waivers, if any	1.54% A	1.53%	1.53%	1.56%	1.56%	1.75% A
Expenses net of all reductions	1.53% A	1.51%	1.47%	1.56%	1.56%	1.75% A
Net investment income (loss)	3.39% A	3.57% G	3.85%	4.18%	3.79%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,227	$ 52,019	$ 37,324	$ 17,120	$ 13,071	$ 7,031
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51	$ 12.12
Income from Investment Operations
Net investment income (loss)	.281 D	.573D, F	.598D	.604D	.584	.592
Net realized and unrealized gain (loss)	.234	.170 F	.682	.339	(.860)	.390
Total from investment operations	.515	.743	1.280	.943	(.276)	.982
Distributions from net investment income	(.283)	(.573)	(.600)	(.613)	(.584)	(.592)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.285)	(.573)	(.600)	(.613)	(.584)	(.592)
Net asset value, end of period	$ 13.06	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51
Total Return B,C	4.05%	6.05%	10.91%	8.34%	(2.31)%	8.28%
Ratios to Average Net Assets E
Expenses before expense reductions	.54% A	.55%	.54%	.61%	.60%	.98%
Expenses net of voluntary waivers, if any	.54% A	.55%	.54%	.61%	.60%	.75%
Expenses net of all reductions	.53% A	.52%	.48%	.61%	.60%	.75%
Net investment income (loss)	4.39% A	4.55% F	4.84%	5.13%	4.75%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,596	$ 31,703	$ 21,842	$ 8,324	$ 3,431	$ 3,741
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 43,574,787	|
Unrealized depreciation	(2,102,848)
Net unrealized appreciation (depreciation)	$ 41,471,939
Cost for federal income tax purposes	$ 618,548,794

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,772	$ 788
Class T	0%	.25%	444,722	17,047
Class B	.65%	.25%	508,990	368,584
Class C	.75%	.25%	279,668	96,250
			$ 1,289,152	$ 482,669

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,447
Class T	23,554
Class B*	190,372
Class C*	7,463
$ 274,836

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 35,742	.10*
Class T	165,844	.09*
Class B	58,557	.10*
Class C	26,226	.09*
Institutional Class	17,178	.10*
	$ 303,547

* Annualized

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,636 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $5,164 and $28,548, respectively

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,563,400	$ 2,495,486
Class T	7,313,424	15,356,391
Class B	1,966,411	3,502,109
Class C	938,284	1,530,399
Institutional Class	729,458	1,298,166
Total	$ 12,510,977	$ 24,182,551
From net realized gain
Class A	$ 10,945	$ -
Class T	55,411	-
Class B	17,255	-
Class C	8,364	-
Institutional Class	4,869	-
Total	$ 96,844	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	1,857,347	2,957,378	$ 24,064,437	$ 37,394,606
Reinvestment of distributions	77,044	123,485	1,000,621	1,562,606
Shares redeemed	(895,774)	(1,525,410)	(11,607,180)	(19,280,229)
Net increase (decrease)	1,038,617	1,555,453	$ 13,457,878	$ 19,676,983
Class T
Shares sold	2,869,096	6,415,036	$ 37,188,345	$ 81,243,658
Reinvestment of distributions	375,721	776,628	4,887,499	9,828,135
Shares redeemed	(3,342,139)	(8,770,570)	(43,319,267)	(111,096,235)
Net increase (decrease)	(97,322)	(1,578,906)	$ (1,243,423)	$ (20,024,442)
Class B
Shares sold	1,258,190	3,190,931	$ 16,266,396	$ 40,478,563
Reinvestment of distributions	84,980	153,825	1,101,491	1,940,257
Shares redeemed	(939,256)	(2,017,544)	(12,159,617)	(25,394,417)
Net increase (decrease)	403,914	1,327,212	$ 5,208,270	$ 17,024,403
Class C
Shares sold	957,896	1,961,353	$ 12,441,359	$ 24,947,713
Reinvestment of distributions	47,913	78,558	623,093	995,258
Shares redeemed	(526,494)	(939,655)	(6,838,296)	(11,931,816)
Net increase (decrease)	479,315	1,100,256	$ 6,226,156	$ 14,011,155
Institutional Class
Shares sold	1,303,746	3,034,831	$ 16,844,156	$ 38,002,885
Reinvestment of distributions	14,645	20,961	189,737	264,774
Shares redeemed	(986,493)	(2,310,449)	(12,785,747)	(28,963,358)
Net increase (decrease)	331,898	745,343	$ 4,248,146	$ 9,304,301

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HIM-USAN-0603
1.784901.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.0	13.5
Illinois	12.5	12.7
New York	9.8	11.4
Washington	7.9	7.7
California	5.0	2.6
Top Five Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.1	25.1
Health Care	14.3	15.8
Electric Utilities	14.2	15.0
Water & Sewer	10.4	12.9
Transportation	10.0	9.0
Average Years to Maturity as of April 30, 2003
		6 months ago
Years	15.1	15.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	7.1	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA 60.5%	AAA 60.0%
AA,A 29.1%	AA,A 27.2%
BBB 7.6%	BBB 10.2%
Not Rated 2.4%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount	Value (Note 1)
Alabama - 0.7%
Jefferson County Swr. Rev.:
Series A:
5% 2/1/41 (FGIC Insured)	$ 1,000,000	$ 1,009,970
5.125% 2/1/29 (FGIC Insured)	80,000	82,446
Series B, 5.125% 2/1/42 (FGIC Insured)	2,200,000	2,243,340
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	1,000,000	1,108,030
		4,443,786
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	5,490,000	5,811,440
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (h)	1,500,000	1,627,740
5.45% 7/1/09 (AMBAC Insured) (h)	1,500,000	1,605,390
		9,044,570
Arizona - 1.7%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (h)	1,300,000	1,383,902
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	4,495,000	4,504,260
Tucson Street & Hwy. User Rev. 4.5% 7/1/07 (AMBAC Insured)	3,380,000	3,692,650
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/14 (FGIC Insured)	1,570,000	1,817,511
		11,398,323
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,035,980
California - 5.0%
California Dept. Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/09 (MBIA Insured)	3,600,000	4,057,524
5.875% 5/1/16	2,100,000	2,356,137
California Gen. Oblig.:
5.25% 2/1/14	2,400,000	2,617,344
5.25% 2/1/20	1,300,000	1,360,164
5.5% 3/1/11	3,500,000	3,882,305
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (h)	250,000	252,493
Series R, 5.35% 8/1/07 (MBIA Insured) (h)	1,000,000	1,093,670
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	$ 1,000,000	$ 1,116,350
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	4,500,000	4,617,180
Golden State Tobacco Securitization Corp. Series 2003 A1, 6.75% 6/1/39	1,200,000	1,060,056
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	4,000,000	4,108,800
Los Angeles Unified School District:
(Election of 1997 Proj.) Series F, 5% 7/1/19 (FSA Insured)	1,800,000	1,923,390
Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	2,018,538
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,112,530
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	544,655
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	337,128
		32,458,264
Colorado - 4.2%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,463,575
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	1,360,000	1,228,447
6.625% 2/1/13	6,500,000	6,672,185
6.625% 2/1/22	3,800,000	3,902,296
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	1,405,000	1,321,515
0% 1/1/08 (MBIA Insured)	870,000	752,480
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,858,085
5.625% 9/1/14	1,745,000	2,001,655
Denver City & County Arpt. Rev. Series A, 7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (h)(i)	430,000	478,839
Douglas County School District Series B, 5.75% 12/15/16 (FSA Insured)	2,775,000	3,191,639
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,337,160
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Larimer County School District #R1 Poudre 6% 12/15/17 (FGIC Insured)	$ 1,325,000	$ 1,550,661
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (i)	2,275,000	1,632,381
		27,390,918
Connecticut - 0.7%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	1,000,000	1,109,300
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (h)	3,350,000	3,197,039
		4,306,339
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (i)	150,000	172,842
Series B, 5.25% 6/1/26 (FSA Insured)	6,000,000	6,228,360
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,683,342
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,302,260
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,621,500
		13,008,304
Florida - 1.4%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (h)	5,000,000	5,471,150
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (e)	2,200,000	2,257,420
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured)	1,500,000	1,752,900
		9,481,470
Georgia - 0.4%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,000,000	1,143,730
Columbus Wtr. & Swr. Rev. 5.25% 5/1/11 (FSA Insured) (c)	1,085,000	1,222,220
		2,365,950
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2001, 5.5% 7/1/06 (FGIC Insured) (h)	$ 1,490,000	$ 1,628,093
Illinois - 12.5%
Central Lake County Joint Action Wtr. Agcy. Interim Wtr. Rev. 0% 5/1/07 (MBIA Insured)	2,185,000	1,958,700
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	14,055,000	15,320,934
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	2,520,000	1,410,570
0% 1/1/24 (FGIC Insured)	6,110,000	2,053,815
0% 1/1/28 (FGIC Insured)	5,000,000	1,328,150
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,593,634
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,503,074
Series A:
5% 1/1/42 (AMBAC Insured)	1,100,000	1,109,020
5.375% 1/1/14 (AMBAC Insured)	1,000,000	1,126,120
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,551,405
Series B, 6% 1/1/09 (MBIA Insured) (h)	300,000	328,476
Chicago O'Hare Int'l. Arpt. Rev. Series A:
5.5% 1/1/16 (AMBAC Insured) (h)	1,000,000	1,060,400
6.25% 1/1/09 (AMBAC Insured) (h)	3,700,000	4,179,594
6.375% 1/1/15 (MBIA Insured)	1,400,000	1,527,750
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,452,892
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,129,550
Du Page County Cmnty. High School District #108 Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,624,191
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,601,235
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.):
5.5% 10/1/17 (AMBAC Insured)	1,980,000	2,197,087
5.5% 10/1/18 (AMBAC Insured)	2,195,000	2,426,704
5.5% 10/1/19 (AMBAC Insured)	1,000,000	1,096,770
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,752,900
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,141,540
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,104,120
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.: - continued
5.6% 4/1/21 (MBIA Insured)	$ 1,000,000	$ 1,090,640
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,175,050
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,148,048
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,036,710
(Riverside Health Sys. Proj.) 6.8% 11/15/20	1,500,000	1,625,070
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,664,635
6% 6/15/20	600,000	687,240
Kane & Du Page Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,233,680
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/18 (FGIC Insured)	2,000,000	2,261,240
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,000,000	1,135,120
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,089,930
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	405,620
5.75% 6/15/41 (MBIA Insured)	1,000,000	1,094,810
Series 2002 B, 0% 6/15/17 (MBIA Insured) (a)	400,000	266,672
Series A:
0% 12/15/24 (MBIA Insured)	3,000,000	958,800
0% 6/15/31 (MBIA Insured)	1,800,000	395,856
Series 2002 A:
0% 6/15/09 (FGIC Insured)	25,000	20,229
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (i)	975,000	800,163
Series A, 0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (i)	65,000	53,344
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,166,017
		81,887,505
Indiana - 0.7%
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,533,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	$ 1,000,000	$ 1,017,400
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (h)	2,000,000	1,915,100
		4,465,500
Iowa - 1.3%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,054,270
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series B, 5.75% 12/1/07 (h)	3,500,000	3,573,920
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,000,320
		8,628,510
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (e)	1,000,000	1,038,140
Kansas Dept. of Trans. Hwy. Rev. Series 2000 A, 5.75% 9/1/15	600,000	688,674
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	1,500,000	1,642,380
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,558,447
5% 12/1/14 (MBIA Insured)	500,000	532,605
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,586,097
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,900,238
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	1,550,000	1,777,060
		11,723,641
Kentucky - 1.7%
Kentucky Property & Bldgs. Commission Revs.:
5.625% 9/1/13	2,170,000	2,458,263
5.625% 9/1/14	1,500,000	1,700,295
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	6,050,000	6,717,860
		10,876,418
Maine - 1.4%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,000,000	8,839,840
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - 0.6%
Carroll County Gen. Oblig. 5% 11/1/11 (c)	$ 500,000	$ 548,075
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (i)	1,015,000	1,183,277
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,665,000	1,941,040
		3,672,392
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	2,029,660
Series A:
5.375% 3/1/19	1,000,000	1,065,110
5.75% 3/1/26	2,000,000	2,212,120
Massachusetts Gen. Oblig. Series C, 5% 12/1/06 (XL Cap. Assurance, Inc. Insured) (c)(d)	4,350,000	4,831,067
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	513,890
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	1,000,000	1,000,970
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	682,392
0% 8/1/10	4,500,000	3,423,465
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,922
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,718,410
		23,488,006
Michigan - 1.5%
Detroit Wtr. Supply Sys. Rev. Series A:
5.25% 7/1/33 (FGIC Insured)	1,065,000	1,102,169
5.25% 7/1/33 (FGIC Insured) (Pre-Refunded to 7/1/11 @ 100) (i)	1,135,000	1,291,210
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,053,290
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (i)	300,000	362,430
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	1,990,540
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	$ 2,310,000	$ 2,644,072
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,567,950
		10,011,661
Minnesota - 1.4%
Mankato Independent School District #77 Series A, 5% 2/1/13 (FSA Insured) (c)	600,000	632,226
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,831,698
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,057,760
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (h)	1,080,000	1,124,075
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	1,500,000	1,571,595
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,202,040
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured) (c)	500,000	537,515
		8,956,909
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,078,074
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (e)	1,100,000	1,101,166
Nevada - 1.1%
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,111,170
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	533,110
Clark County School District Series 2000 A:
5.75% 6/15/17 (MBIA Insured)	600,000	683,562
5.75% 6/15/20 (MBIA Insured)	1,000,000	1,121,870
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Series A:
6% 6/15/10	1,500,000	1,546,230
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Nevada - continued
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Series A: - continued
6.1% 6/15/14	$ 1,000,000	$ 1,025,300
Washoe County Gen. Oblig. 5% 9/1/10 (FSA Insured) (c)	1,000,000	1,091,480
		7,112,722
New Jersey - 0.9%
New Jersey Tpk. Auth. Tpk. Rev. Series 2002 A, 5.625% 1/1/15 (MBIA Insured)	900,000	1,016,640
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,201,880
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	543,240
6.125% 6/1/24	1,100,000	1,004,586
6.125% 6/1/42	1,600,000	1,287,712
		6,054,058
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (h)	3,970,000	4,589,638
6.75% 7/1/09 (AMBAC Insured) (h)	450,000	533,880
6.75% 7/1/11 (AMBAC Insured) (h)	1,805,000	2,163,238
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,200,000	1,299,996
		8,586,752
New York - 9.8%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (i)	500,000	523,890
Series B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (i)	500,000	523,625
Series D, 5.125% 7/1/22 (MBIA Insured) (Escrowed to Maturity) (i)	275,000	288,494
Metro. Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	4,300,000	4,682,958
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13 (Escrowed to Maturity) (i)	700,000	816,081
(Trans. Facilities Proj.) Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (i)	1,000,000	1,023,900
Series B, 5% 1/1/07	3,000,000	3,276,840
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (i)	$ 1,000,000	$ 1,152,140
5.375% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100) (i)	700,000	813,932
Series B2, 5% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (i)	500,000	540,430
Series C, 4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (i)	150,000	165,542
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	661,632
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	552,300
Series E, 6% 8/1/11	500,000	543,510
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	845,000	903,989
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (h)	8,680,000	8,976,682
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A, 6% 6/15/28	1,500,000	1,712,910
Series B:
5.75% 6/15/26	5,000,000	5,448,100
5.75% 6/15/29	5,000,000	5,460,150
5.75% 6/15/29 (MBIA Insured)	1,500,000	1,641,075
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	500,000	604,250
(State Univ. Edl. Facilities Proj.) 5.95% 5/15/29 (FGIC Insured) (Pre-Refunded to 5/15/10 @ 101) (i)	5,000,000	5,982,950
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,631,238
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	910,446
4.875% 6/15/18 (Escrowed to Maturity) (i)	630,000	664,978
4.875% 6/15/20	795,000	825,600
4.875% 6/15/20 (Escrowed to Maturity) (i)	505,000	526,331
5% 6/15/15	305,000	324,419
5% 6/15/15 (Escrowed to Maturity) (i)	395,000	430,933
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	1,500,000	1,783,035
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.): - continued
Series D, 5.125% 6/15/19 (Escrowed to Maturity) (i)	$ 1,000,000	$ 1,078,680
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	556,820
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	1,000,000	1,114,130
New York State Urban Dev. Corp. Rev. Series C1, 5.5% 3/15/18 (FGIC Insured)	1,000,000	1,113,900
Triborough Bridge & Tunnel Auth. Revs. Series A, 5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (i)	1,000,000	1,150,380
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (i)	500,000	560,130
		63,966,400
North Carolina - 3.3%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 7/1/42	2,590,000	2,657,651
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,616,430
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,396,999
6% 1/1/06	5,820,000	6,332,160
6% 1/1/14	900,000	921,375
7.25% 1/1/07	1,000,000	1,140,470
Series C:
5.25% 1/1/04	1,365,000	1,394,621
5.5% 1/1/07	700,000	757,610
5.5% 1/1/07 (MBIA Insured)	2,000,000	2,241,760
Series D, 6.7% 1/1/19	1,115,000	1,238,431
		21,697,507
North Dakota - 0.2%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/09 (FGIC Insured)	1,400,000	1,576,036
Ohio - 1.6%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (h)	1,005,000	1,012,517
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 6% 1/1/20	1,000,000	1,078,780
Delaware County Gen. Oblig. 6% 12/1/25	1,000,000	1,148,400
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	$ 1,000,000	$ 1,109,790
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,578,471
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (h)	3,000,000	3,079,590
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,112,130
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	466,322
		10,586,000
Oklahoma - 1.4%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (FSA Insured)	1,000,000	1,110,940
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,642,800
6% 8/15/19 (MBIA Insured)	3,000,000	3,414,120
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,311,550
		9,479,410
Oregon - 0.6%
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	567,995
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	1,000,000	1,135,990
5.75% 8/1/19	2,080,000	2,355,766
		4,059,751
Pennsylvania - 4.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (h)	1,000,000	1,109,130
Butler County Indl. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	3,000,000	3,063,270
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,105,880
Series B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,759,684
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.) 6.8% 11/15/14 (Pre-Refunded to 11/15/04 @ 102) (i)	2,720,000	2,954,573
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,858,680
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.) 8.25% 6/1/22 (Escrowed to Maturity) (i)	$ 2,170,000	$ 2,378,320
Fox Chapel Area School District 4.5% 8/15/08 (FSA Insured) (c)	1,180,000	1,268,465
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (h)	2,000,000	1,748,880
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,447,604
Philadelphia School District Series 2002 A, 5.5% 2/1/31 (FSA Insured)	1,300,000	1,392,326
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,241,793
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,054,000
		28,382,605
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series D, 5.5%, tender 7/1/18 (FSA Insured) (b)(c)	2,500,000	2,829,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series A, 5.5% 10/1/32 (Escrowed to Maturity) (i)	1,000,000	1,085,140
		3,914,140
Rhode Island - 0.9%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	881,672
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (h)	4,000,000	4,963,000
		5,844,672
South Carolina - 1.0%
Greenwood County Hosp. Rev. (Self Memorial Hosp. Proj.):
5.5% 10/1/26	1,750,000	1,764,298
5.5% 10/1/31	2,000,000	2,006,920
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (h)	1,000,000	1,072,190
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	1,000,000	1,130,670
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	472,755
		6,446,833
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Tennessee - 0.8%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	$ 1,000,000	$ 936,740
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (AMBAC Insured) (Pre-Refunded to 11/15/09 @ 101) (i)	400,000	477,304
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (i)	600,000	720,408
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	3,000,000	3,210,990
		5,345,442
Texas - 14.0%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,546,459
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,117,610
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series D, 4.25%, tender 11/1/03 (e)(h)	3,000,000	3,001,110
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,749,085
Comal Independent School District 5.75% 8/1/28	2,000,000	2,208,680
Conroe Independent School District Lot B, 0% 2/15/09	750,000	616,665
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,500,000	1,618,320
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/14	3,200,000	1,993,632
5.75% 2/15/21	1,000,000	1,107,620
Del Valle Independent School District 5.5% 2/1/09	1,205,000	1,368,663
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,891,275
Garland Independent School District:
Series A, 5% 2/15/11 (c)	575,000	617,159
5.5% 2/15/19	2,500,000	2,705,075
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,420,800
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,280,750
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,099,290
5.75% 2/15/21	1,310,000	1,387,827
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (h)	1,000,000	1,065,330
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,480,808
Houston Independent School District 0% 8/15/13	1,300,000	835,393
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	717,470
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lewisville Independent School District 0% 8/15/19	$ 2,340,000	$ 1,064,583
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,200,118
5.75% 8/15/14	1,100,000	1,269,356
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,220,740
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,801,137
Northside Independent School District 5.5% 2/15/15	2,000,000	2,234,460
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,467,350
Pearland Independent School District 5.875% 2/15/17	1,205,000	1,367,820
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (e)(h)	4,000,000	3,881,520
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (i)	75,000	84,872
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,543,473
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,003,320
Texas Gen. Oblig. (Texas Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	5,000,000	5,172,900
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,835,000	3,462,827
0% 9/1/11 (AMBAC Insured) (Escrowed to Maturity) (i)	200,000	146,090
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,156,230
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A, 0% 8/15/29 (AMBAC Insured)	8,000,000	1,937,360
5.5% 8/15/39 (AMBAC Insured)	3,600,000	3,848,904
5.75% 8/15/38 (AMBAC Insured)	3,000,000	3,304,230
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,070,070
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured) (Pre-Refunded to 11/15/09 @ 101) (i)	4,000,000	4,862,080
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/11 (MBIA Insured) (c)	2,000,000	2,221,820
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Francis Hosp. Reg'l Health Care Proj.) 6% 7/1/27	1,000,000	1,007,220
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Williamson County Gen. Oblig. 6% 8/15/19 (FGIC Insured)	$ 1,000,000	$ 1,156,000
Yselta Independent School District 0% 8/15/09	4,065,000	3,286,552
		91,600,053
Utah - 2.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
0% 7/1/06 (MBIA Insured)	2,860,000	2,661,402
6.5% 7/1/09 (AMBAC Insured)	365,000	434,711
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (i)	635,000	768,572
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,821,350
6% 7/1/16 (MBIA Insured)	7,000,000	7,943,950
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/10 (AMBAC Insured)	2,000,000	2,266,100
South Salt Lake City Indl. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	250,000	254,283
		17,150,368
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,149,430
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	456,812
		1,606,242
Virginia - 0.9%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (i)	430,000	461,725
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	1,965,000	2,203,197
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	1,250,000	1,368,238
5.75% 10/1/19	1,750,000	1,992,865
		6,026,025
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - 7.9%
Clark County School District #114 Evergreen 5.375% 12/1/14 (FSA Insured)	$ 3,040,000	$ 3,415,531
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,619,640
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (h)	1,715,000	1,844,826
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,878,148
5.5% 1/1/21 (FSA Insured)	1,615,000	1,745,654
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (h)	3,000,000	3,162,750
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,111,010
Tumwater School District #33 Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	2,996,240
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,321,240
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	2,000,000	2,149,440
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,355,590
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	2,700,000	2,502,630
5.4% 7/1/12	16,000,000	17,910,871
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	500,000	549,535
		51,563,105
Wisconsin - 1.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	1,000,000	902,900
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,101,410
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	1,300,000	1,486,667
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (FGIC Insured)	3,370,000	2,564,098
0% 12/1/10 (FGIC Insured) (Escrowed to Maturity) (i)	130,000	99,518
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	$ 1,500,000	$ 1,512,390
(Wheaton Franciscan Svcs. Proj.) 5.75% 8/15/30	1,500,000	1,533,300
		9,200,283
TOTAL MUNICIPAL BONDS (Cost $610,410,634)		651,490,023
Municipal Notes - 0.7%

Arizona - 0.3%
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 2.05%, VRDN (e)(h)	1,880,000	1,880,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. (Citizens Communications Co. Proj.) Series 1988 B, 2% tender 5/14/03, CP mode (h)	1,500,000	1,499,970
Ohio - 0.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. 3% 7/18/03, CP	1,400,000	1,405,740
TOTAL MUNICIPAL NOTES (Cost $4,780,170)		4,785,710
Money Market Funds - 0.6%
	Shares
Fidelity Municipal Cash Central Fund, 1.45% (f)(g) (Cost $3,745,000)	3,745,000	3,745,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $618,935,804)		660,020,733
NET OTHER ASSETS - (0.9)%		(5,692,884)
NET ASSETS - 100%		$ 654,327,849
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.1%
Health Care	14.3
Electric Utilities	14.2
Water & Sewer	10.4
Transportation	10.0
Education	6.7
Escrowed/Pre-Refunded	5.8
Others* (individually less than 5%)	9.5
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $103,407,601 and $71,032,435, respectively.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $6,713,000 of which $4,186,000 and $2,527,000 will expire on October 31, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000 was acquired in a merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $618,935,804) - See accompanying schedule		$ 660,020,733
Cash		162
Receivable for investments sold Regular delivery		7,368,105
Delayed delivery		3,789,439
Receivable for fund shares sold		1,172,480
Interest receivable		9,454,190
Other receivables		2,389
Total assets		$ 681,807,498

Liabilities
Payable for investments purchased Regular delivery	$ 5,668,959
Delayed delivery	19,207,725
Payable for fund shares redeemed	1,343,877
Distributions payable	737,910
Accrued management fee	205,956
Distribution fees payable	220,231
Other payables and accrued expenses	94,991
Total liabilities		27,479,649

Net Assets		$ 654,327,849
Net Assets consist of:
Paid in capital		$ 614,844,492
Undistributed net investment income		166,807
Accumulated undistributed net realized gain (loss) on investments		(1,768,379)
Net unrealized appreciation (depreciation) on investments		41,084,929
Net Assets		$ 654,327,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($82,252,352 ÷ 6,279,556 shares)	$ 13.10
Maximum offering price per share (100/95.25 of $13.10)	$ 13.75
Class T: Net Asset Value and redemption price per share ($359,045,142 ÷ 27,360,360 shares)	$ 13.12
Maximum offering price per share (100/96.50 of $13.12)	$ 13.60
Class B: Net Asset Value and offering price per share ($117,207,570 ÷ 8,965,383 shares) A	$ 13.07
Class C: Net Asset Value and offering price per share ($59,226,939 ÷ 4,515,231 shares) A	$ 13.12
Institutional Class: Net Asset Value, offering price and redemption price per share ($36,595,846 ÷ 2,802,565 shares)	$ 13.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 15,452,571

Expenses
Management fee	$ 1,207,593
Transfer agent fees	303,547
Distribution fees	1,289,152
Accounting fees and expenses	93,448
Non-interested trustees' compensation	2,476
Custodian fees and expenses	5,606
Registration fees	43,544
Audit	16,450
Legal	5,029
Total expenses before reductions	2,966,845
Expense reductions	(33,712)	2,933,133
Net investment income (loss)		12,519,438
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		5,162,550
Change in net unrealized appreciation (depreciation) on investment securities		6,161,874
Net gain (loss)		11,324,424
Net increase (decrease) in net assets resulting from operations		$ 23,843,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,519,438	$ 24,346,402
Net realized gain (loss)	5,162,550	6,471,744
Change in net unrealized appreciation (depreciation)	6,161,874	1,623,032
Net increase (decrease) in net assets resulting from operations	23,843,862	32,441,178
Distributions to shareholders from net investment income	(12,510,977)	(24,182,551)
Distributions to shareholders from net realized gain	(96,844)	-
Total distributions	(12,607,821)	(24,182,551)
Share transactions - net increase (decrease)	27,897,027	39,992,400
Total increase (decrease) in net assets	39,133,068	48,251,027

Net Assets
Beginning of period	615,194,781	566,943,754
End of period (including undistributed net investment income of $166,807 and undistributed net investment income of $153,350, respectively)	$ 654,327,849	$ 615,194,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54	$ 12.15
Income from Investment Operations
Net investment income (loss)	.272 E	.557E, G	.584E	.591E	.567	.571
Net realized and unrealized gain (loss)	.233	.168 G	.679	.337	(.850)	.390
Total from investment operations	.505	.725	1.263	.928	(.283)	.961
Distributions from net investment income	(.273)	(.555)	(.583)	(.598)	(.567)	(.571)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.275)	(.555)	(.583)	(.598)	(.567)	(.571)
Net asset value, end of period	$ 13.10	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54
Total Return B,C,D	3.96%	5.88%	10.72%	8.17%	(2.36)%	8.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A	.69%	.69%	.72%	.72%	.90%
Expenses net of voluntary waivers, if any	.69% A	.69%	.69%	.72%	.72%	.90%
Expenses net of all reductions	.68% A	.67%	.62%	.72%	.72%	.90%
Net investment income (loss)	4.25% A	4.41% G	4.70%	5.02%	4.62%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,252	$ 67,457	$ 46,796	$ 22,780	$ 10,722	$ 6,721
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56	$ 12.15
Income from Investment Operations
Net investment income (loss)	.267E	.546E, G	.572E	.583E	.555	.571
Net realized and unrealized gain (loss)	.232	.166 G	.679	.343	(.860)	.410
Total from investment operations	.499	.712	1.251	.926	(.305)	.981
Distributions from net investment income	(.267)	(.542)	(.571)	(.586)	(.555)	(.571)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.269)	(.542)	(.571)	(.586)	(.555)	(.571)
Net asset value, end of period	$ 13.12	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56
Total ReturnB,C,D	3.91%	5.76%	10.59%	8.14%	(2.53)%	8.15%
Ratios to Average Net AssetsF
Expenses before expense reductions	.78%A	.79%	.79%	.81%	.81%	.87%
Expenses net of voluntary waivers, if any	.78%A	.79%	.79%	.81%	.81%	.87%
Expenses net of all reductions	.77%A	.77%	.72%	.81%	.81%	.87%
Net investment income (loss)	4.15%A	4.31% G	4.60%	4.93%	4.51%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 359,045	$ 354,030	$ 369,295	$ 340,959	$ 329,926	$ 380,325
Portfolio turnover rate	23%A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53	$ 12.13
Income from Investment Operations
Net investment income (loss)	.224 E	.462E, G	.489E	.504E	.476	.491
Net realized and unrealized gain (loss)	.222	.178 G	.671	.336	(.860)	.400
Total from investment operations	.446	.640	1.160	.840	(.384)	.891
Distributions from net investment income	(.224)	(.460)	(.490)	(.510)	(.476)	(.491)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.226)	(.460)	(.490)	(.510)	(.476)	(.491)
Net asset value, end of period	$ 13.07	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53
Total ReturnB,C,D	3.50%	5.19%	9.83%	7.38%	(3.16)%	7.47%
Ratios to Average Net Assets F
Expenses before expense reductions	1.45% A	1.44%	1.43%	1.46%	1.46%	1.53%
Expenses net of voluntary waivers, if any	1.45% A	1.44%	1.43%	1.46%	1.46%	1.53%
Expenses net of all reductions	1.44% A	1.41%	1.37%	1.46%	1.46%	1.53%
Net investment income (loss)	3.49% A	3.66% G	3.95%	4.28%	3.88%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,208	$ 109,986	$ 91,687	$ 68,571	$ 63,464	$ 55,032
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56	$ 12.13
Income from Investment Operations
Net investment income (loss)	.218 E	.451E, G	.478E	.493E	.465	.455
Net realized and unrealized gain (loss)	.232	.176 G	.669	.345	(.860)	.430
Total from investment operations	.450	.627	1.147	.838	(.395)	.885
Distributions from net investment income	(.218)	(.447)	(.477)	(.498)	(.465)	(.455)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.220)	(.447)	(.477)	(.498)	(.465)	(.455)
Net asset value, end of period	$ 13.12	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56
Total Return B,C,D	3.52%	5.06%	9.69%	7.34%	(3.24)%	7.41%
Ratios to Average Net Assets F
Expenses before expense reductions	1.54% A	1.53%	1.53%	1.56%	1.56%	2.06% A
Expenses net of voluntary waivers, if any	1.54% A	1.53%	1.53%	1.56%	1.56%	1.75% A
Expenses net of all reductions	1.53% A	1.51%	1.47%	1.56%	1.56%	1.75% A
Net investment income (loss)	3.39% A	3.57% G	3.85%	4.18%	3.79%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,227	$ 52,019	$ 37,324	$ 17,120	$ 13,071	$ 7,031
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51	$ 12.12
Income from Investment Operations
Net investment income (loss)	.281 D	.573D, F	.598D	.604D	.584	.592
Net realized and unrealized gain (loss)	.234	.170 F	.682	.339	(.860)	.390
Total from investment operations	.515	.743	1.280	.943	(.276)	.982
Distributions from net investment income	(.283)	(.573)	(.600)	(.613)	(.584)	(.592)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.285)	(.573)	(.600)	(.613)	(.584)	(.592)
Net asset value, end of period	$ 13.06	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51
Total Return B,C	4.05%	6.05%	10.91%	8.34%	(2.31)%	8.28%
Ratios to Average Net Assets E
Expenses before expense reductions	.54% A	.55%	.54%	.61%	.60%	.98%
Expenses net of voluntary waivers, if any	.54% A	.55%	.54%	.61%	.60%	.75%
Expenses net of all reductions	.53% A	.52%	.48%	.61%	.60%	.75%
Net investment income (loss)	4.39% A	4.55% F	4.84%	5.13%	4.75%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,596	$ 31,703	$ 21,842	$ 8,324	$ 3,431	$ 3,741
Portfolio turnover rate	23% A	20%	16%	39%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 43,574,787	|
Unrealized depreciation	(2,102,848)
Net unrealized appreciation (depreciation)	$ 41,471,939
Cost for federal income tax purposes	$ 618,548,794

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,772	$ 788
Class T	0%	.25%	444,722	17,047
Class B	.65%	.25%	508,990	368,584
Class C	.75%	.25%	279,668	96,250
			$ 1,289,152	$ 482,669

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,447
Class T	23,554
Class B*	190,372
Class C*	7,463
$ 274,836

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 35,742	.10*
Class T	165,844	.09*
Class B	58,557	.10*
Class C	26,226	.09*
Institutional Class	17,178	.10*
	$ 303,547

* Annualized

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,636 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $5,164 and $28,548, respectively

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,563,400	$ 2,495,486
Class T	7,313,424	15,356,391
Class B	1,966,411	3,502,109
Class C	938,284	1,530,399
Institutional Class	729,458	1,298,166
Total	$ 12,510,977	$ 24,182,551
From net realized gain
Class A	$ 10,945	$ -
Class T	55,411	-
Class B	17,255	-
Class C	8,364	-
Institutional Class	4,869	-
Total	$ 96,844	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	1,857,347	2,957,378	$ 24,064,437	$ 37,394,606
Reinvestment of distributions	77,044	123,485	1,000,621	1,562,606
Shares redeemed	(895,774)	(1,525,410)	(11,607,180)	(19,280,229)
Net increase (decrease)	1,038,617	1,555,453	$ 13,457,878	$ 19,676,983
Class T
Shares sold	2,869,096	6,415,036	$ 37,188,345	$ 81,243,658
Reinvestment of distributions	375,721	776,628	4,887,499	9,828,135
Shares redeemed	(3,342,139)	(8,770,570)	(43,319,267)	(111,096,235)
Net increase (decrease)	(97,322)	(1,578,906)	$ (1,243,423)	$ (20,024,442)
Class B
Shares sold	1,258,190	3,190,931	$ 16,266,396	$ 40,478,563
Reinvestment of distributions	84,980	153,825	1,101,491	1,940,257
Shares redeemed	(939,256)	(2,017,544)	(12,159,617)	(25,394,417)
Net increase (decrease)	403,914	1,327,212	$ 5,208,270	$ 17,024,403
Class C
Shares sold	957,896	1,961,353	$ 12,441,359	$ 24,947,713
Reinvestment of distributions	47,913	78,558	623,093	995,258
Shares redeemed	(526,494)	(939,655)	(6,838,296)	(11,931,816)
Net increase (decrease)	479,315	1,100,256	$ 6,226,156	$ 14,011,155
Institutional Class
Shares sold	1,303,746	3,034,831	$ 16,844,156	$ 38,002,885
Reinvestment of distributions	14,645	20,961	189,737	264,774
Shares redeemed	(986,493)	(2,310,449)	(12,785,747)	(28,963,358)
Net increase (decrease)	331,898	745,343	$ 4,248,146	$ 9,304,301

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HIMI-USAN-0603
1.784902.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Seminnual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Capital Funding, Inc.	2.2	0.8
Owens-Illinois, Inc.	2.0	1.6
CSC Holdings, Inc.	1.8	0.4
Nextel Communications, Inc.	1.7	2.0
Allegheny Energy Supply Co. LLC	1.7	0.0
	9.4
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	11.0	3.5
Telecommunications	10.9	10.1
Energy	10.1	8.1
Technology	5.9	9.6
Containers	4.7	3.1
Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA,AA,A 0.0%	AAA, AA, A 0.0%
BBB 3.2%	BBB 7.6%
BB 28.1%	BB 38.9%
B 44.8%	B 40.4%
CCC,CC,C 12.3%	CCC,CC,C 6.2%
Not Rated 1.1%	Not Rated 0.4%
Equities 1.8%	Equities 0.0%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 6.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Nonconvertible Bonds 87.3%		Nonconvertible Bonds 88.3%
	Convertible Bonds, Preferred Stocks 2.9%		Convertible Bonds, Preferred Stocks 3.8%
	Other Investments 1.1%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	10.0%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.4%
	Principal Amount	Value (Note 1)
Convertible Bonds - 1.1%
Telecommunications - 1.1%
Nextel Communications, Inc. 5.25% 1/15/10	$ 4,200,000	$ 3,816,960
Nonconvertible Bonds - 87.3%
Aerospace - 0.8%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	2,325,000	2,418,000
Transdigm, Inc. 10.375% 12/1/08	140,000	148,050
		2,566,050
Air Transportation - 0.5%
Continental Airlines, Inc. 8% 12/15/05	180,000	122,400
Continental Airlines, Inc. pass thru trust certificates:
6.545% 2/2/19	148,079	125,867
6.9% 1/2/17	104,603	52,302
8.307% 4/2/18	339,876	186,932
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	78,663	45,625
7.7% 12/15/05	155,000	120,900
7.9% 12/15/09	535,000	371,825
8.3% 12/15/29	110,000	65,725
10.14% 8/14/12	60,000	33,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	90,000	63,000
7.779% 11/18/05	185,000	131,350
7.779% 1/2/12	216,647	147,320
Northwest Airlines, Inc.:
7.875% 3/15/08	65,000	36,075
8.875% 6/1/06	150,000	96,000
9.875% 3/15/07	250,000	155,000
		1,753,321
Automotive - 1.5%
ArvinMeritor, Inc. 8.75% 3/1/12	225,000	244,125
Cummins, Inc.:
5.65% 3/1/98	515,000	327,025
9.5% 12/1/10 (e)	1,310,000	1,414,800
Dana Corp.:
6.25% 3/1/04	600,000	606,000
6.5% 3/1/09	680,000	656,200
Meritor Automotive, Inc. 6.8% 2/15/09	500,000	505,000
Navistar International Corp.:
8% 2/1/08	210,000	203,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Automotive - continued
Navistar International Corp.: - continued
9.375% 6/1/06	$ 290,000	$ 307,400
Stoneridge, Inc. 11.5% 5/1/12	150,000	163,500
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	230,000	250,125
11% 2/15/13 (e)	110,000	119,350
		4,797,225
Banks and Thrifts - 0.4%
Western Financial Bank 9.625% 5/15/12	1,170,000	1,216,800
Broadcasting - 1.1%
Allbritton Communications Co. 7.75% 12/15/12	540,000	561,600
Granite Broadcasting Corp.:
8.875% 5/15/08	415,000	388,025
10.375% 5/15/05	370,000	362,600
Sinclair Broadcast Group, Inc. 8.75% 12/15/11	410,000	436,650
Spanish Broadcasting System, Inc. 9.625% 11/1/09	560,000	590,800
TV Azteca SA de CV yankee 10.5% 2/15/07	1,400,000	1,354,500
		3,694,175
Building Materials - 1.2%
FIMEP SA 10.5% 2/15/13 (e)	1,000,000	1,070,000
Juno Lighting, Inc. 11.875% 7/1/09	1,505,000	1,625,400
National Waterworks, Inc. 10.5% 12/1/12 (e)	240,000	264,000
Nortek, Inc.:
9.125% 9/1/07	725,000	754,000
9.25% 3/15/07	120,000	124,050
Resolution Performance Products LLC 9.5% 4/15/10 (e)	220,000	235,400
		4,072,850
Cable TV - 2.5%
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	720,000	734,400
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	903,000	767,550
Diamond Holdings PLC yankee 9.125% 2/1/08	545,000	430,550
EchoStar DBS Corp.:
9.125% 1/15/09	1,330,000	1,489,600
10.375% 10/1/07	1,760,000	1,953,600
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	100,000	110,250
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	385,000	433,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	$ 555,000	$ 591,075
Rogers Cablesystems Ltd. yankee 11% 12/1/15	60,000	67,200
Rogers Communications, Inc. yankee 8.875% 7/15/07	745,000	774,800
Shaw Communications, Inc. yankee 7.2% 12/15/11	920,000	949,900
		8,302,050
Capital Goods - 3.3%
AGCO Corp.:
8.5% 3/15/06	40,000	40,000
9.5% 5/1/08	120,000	130,800
Dresser, Inc. 9.375% 4/15/11	1,360,000	1,387,200
FastenTech, Inc. 11.5% 5/1/11 (e)	610,000	631,350
Intermet Corp. 9.75% 6/15/09	540,000	526,500
JLG Industries, Inc. 8.25% 5/1/08 (e)	870,000	870,000
NMHG Holding Co. 10% 5/15/09	220,000	234,300
Shaw Group, Inc. 10.75% 3/15/10 (e)	2,210,000	2,198,950
Terex Corp.:
Series D, 8.875% 4/1/08	250,000	260,000
8.875% 4/1/08	950,000	978,500
9.25% 7/15/11	250,000	267,500
TriMas Corp. 9.875% 6/15/12 (e)	380,000	395,200
Tyco International Group SA yankee:
5.8% 8/1/06	1,555,000	1,531,675
6.375% 6/15/05	5,000	5,050
6.375% 2/15/06	950,000	954,750
7% 6/15/28	495,000	464,475
		10,876,250
Chemicals - 2.7%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (e)	1,360,000	1,434,800
Ethyl Corp. 8.875% 5/1/10 (e)	380,000	395,200
Geon Co. 6.875% 12/15/05	110,000	106,150
Georgia Gulf Corp. 10.375% 11/1/07	160,000	172,000
HMP Equity Holdings Corp. 0% 5/15/08 unit	970,000	460,120
Huntsman International LLC:
9.875% 3/1/09	495,000	532,125
9.875% 3/1/09 (e)	1,010,000	1,085,750
Methanex Corp. yankee 7.75% 8/15/05	890,000	921,150
Millennium America, Inc.:
9.25% 6/15/08	975,000	1,072,500
9.25% 6/15/08 (e)	390,000	429,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
PolyOne Corp.:
8.875% 5/1/12	$ 2,035,000	$ 1,912,900
10.625% 5/15/10 (e)	270,000	270,000
		8,791,695
Consumer Products - 0.8%
Hasbro, Inc. 6.15% 7/15/08	80,000	80,800
The Hockey Co. 11.25% 4/15/09	1,625,000	1,771,250
Toys 'R' US, Inc. 7.875% 4/15/13	740,000	741,850
		2,593,900
Containers - 4.7%
Anchor Glass Container Corp. 11% 2/15/13 (e)	855,000	906,300
Berry Plastics Corp. 10.75% 7/15/12	625,000	676,563
BWAY Corp. 10% 10/15/10 (e)	660,000	679,800
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	535,000	492,200
Crown Cork & Seal, Inc.:
7.375% 12/15/26	340,000	243,100
8% 4/15/23	1,490,000	1,110,050
Crown European Holdings SA 9.5% 3/1/11 (e)	880,000	937,200
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	530,000	548,550
8.25% 5/15/13 (e)	970,000	996,675
8.75% 11/15/12	1,010,000	1,075,650
8.875% 2/15/09	285,000	307,088
Owens-Illinois, Inc.:
7.15% 5/15/05	2,655,000	2,688,188
7.35% 5/15/08	320,000	313,600
7.5% 5/15/10	1,020,000	989,400
7.8% 5/15/18	1,531,000	1,385,555
7.85% 5/15/04	440,000	457,600
8.1% 5/15/07	985,000	985,000
Silgan Holdings, Inc. 9% 6/1/09	635,000	657,225
		15,449,744
Diversified Financial Services - 0.9%
Capital One Financial Corp.:
7.25% 12/1/03	445,000	449,450
7.25% 5/1/06	670,000	698,088
8.75% 2/1/07	1,670,000	1,786,900
		2,934,438
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - 0.6%
Corus Entertainment, Inc. 8.75% 3/1/12	$ 190,000	$ 203,300
LBI Media, Inc. 10.125% 7/15/12 (e)	1,380,000	1,483,500
PEI Holdings, Inc. 11% 3/15/10 (e)	430,000	455,800
		2,142,600
Electric Utilities - 10.6%
AES Corp.:
8.375% 8/15/07	215,000	193,500
8.5% 11/1/07	340,000	306,000
8.75% 6/15/08	415,000	394,250
8.875% 2/15/11	1,355,000	1,287,250
9.375% 9/15/10	980,000	960,400
9.5% 6/1/09	1,482,000	1,452,360
10% 7/15/05 (e)	600,000	630,000
10.25% 7/15/06	515,000	499,550
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (e)	567,015	592,531
Series B, 10.25% 11/15/07 (e)(f)	52,985	55,369
7.8% 3/15/11	1,180,000	1,050,200
8.75% 4/15/12 (e)	4,530,000	4,077,000
Allegheny Energy, Inc. 7.75% 8/1/05	515,000	513,713
CMS Energy Corp.:
6.75% 1/15/04	1,965,000	1,955,175
7.5% 1/15/09	165,000	157,575
7.625% 11/15/04	595,000	589,050
8.5% 4/15/11	45,000	41,400
8.9% 7/15/08	360,000	360,000
9.875% 10/15/07	1,430,000	1,476,475
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	1,725,000	1,621,500
Edison International 6.875% 9/15/04	625,000	628,125
Illinois Power Co. 11.5% 12/15/10 (e)	2,850,000	3,177,750
Midland Funding Corp. II 11.75% 7/23/05	840,000	886,200
Nevada Power Co. 10.875% 10/15/09 (e)	3,175,000	3,429,000
Pacific Gas & Electric Co. 6.25% 8/1/03	163,000	162,185
Pinnacle One Partners LP/Pinnacle One, Inc. 8.83% 8/15/04 (e)	1,635,000	1,692,225
Southern California Edison Co.:
6.25% 6/15/03	40,000	40,000
8% 2/15/07 (e)	1,985,000	2,173,575
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
TECO Energy, Inc. 10.5% 12/1/07	$ 1,990,000	$ 2,268,600
Western Resources, Inc. 9.75% 5/1/07	2,115,000	2,331,788
		35,002,746
Energy - 10.1%
ANR Pipeline, Inc. 9.625% 11/1/21	600,000	675,000
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	440,000	473,000
Chesapeake Energy Corp.:
7.5% 9/15/13 (e)	630,000	661,500
8.375% 11/1/08	900,000	965,250
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	860,000	903,000
8.875% 11/15/07	200,000	193,000
CMS Panhandle Holding Co. 6.125% 3/15/04	735,000	731,325
DI Industries, Inc. 8.875% 7/1/07	545,000	561,350
El Paso Corp.:
7% 5/15/11	590,000	513,300
7.875% 6/15/12 (e)	180,000	159,300
El Paso Energy Corp.:
6.75% 5/15/09	280,000	243,600
6.95% 12/15/07	795,000	709,538
7.375% 12/15/12	30,000	25,350
7.75% 1/15/32	260,000	205,400
8.05% 10/15/30	770,000	623,700
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	1,715,000	1,852,200
10.625% 12/1/12 (e)	570,000	649,800
Frontier Escrow Corp. 8% 4/15/13 (e)	160,000	164,800
Frontier Oil Corp. 9.125% 2/15/06	560,000	576,800
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	2,325,000	2,255,250
Grant Prideco, Inc.:
9% 12/15/09	130,000	141,050
9.625% 12/1/07	810,000	891,000
Key Energy Services, Inc. 8.375% 3/1/08	550,000	587,125
Nuevo Energy Co.:
9.375% 10/1/10	605,000	641,300
9.5% 6/1/08	1,420,000	1,476,800
Plains Exploration & Production Co. LP 8.75% 7/1/12	390,000	421,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Pogo Producing Co. 8.25% 4/15/11	$ 170,000	$ 185,300
SESI LLC 8.875% 5/15/11	630,000	667,800
Sonat, Inc.:
6.625% 2/1/08	620,000	532,425
6.75% 10/1/07	340,000	300,900
6.875% 6/1/05	1,255,000	1,182,838
7.625% 7/15/11	375,000	326,250
Southern Natural Gas Co.:
7.35% 2/15/31	75,000	73,219
8.875% 3/15/10 (e)	340,000	374,000
Teekay Shipping Corp. 8.875% 7/15/11	980,000	1,073,100
Tennessee Gas Pipeline Co. 7% 10/15/28	990,000	898,425
Tesoro Petroleum Corp. 8% 4/15/08 (e)	250,000	258,750
The Coastal Corp.:
6.5% 5/15/06	420,000	388,500
6.5% 6/1/08	635,000	546,100
6.95% 6/1/28	260,000	198,900
7.5% 8/15/06	1,480,000	1,376,400
7.75% 6/15/10	265,000	233,200
7.75% 10/15/35	400,000	314,000
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	240,000	237,600
8.875% 7/15/12	295,000	323,394
Western Oil Sands, Inc. 8.375% 5/1/12	730,000	788,400
Williams Companies, Inc.:
6.5% 8/1/06	1,315,000	1,264,044
6.75% 1/15/06	715,000	686,400
7.125% 9/1/11	155,000	146,475
7.625% 7/15/19	820,000	742,100
7.75% 6/15/31	180,000	162,000
7.875% 9/1/21	1,290,000	1,161,000
8.125% 3/15/12 (e)	345,000	339,825
8.75% 3/15/32 (e)	185,000	180,375
9.25% 3/15/04	995,000	999,975
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	60,000	57,300
		33,319,933
Entertainment/Film - 1.3%
AMC Entertainment, Inc.:
9.5% 3/15/09	1,165,000	1,205,775
9.875% 2/1/12	645,000	677,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark USA, Inc. 9.625% 8/1/08	$ 1,920,000	$ 1,946,400
Regal Cinemas Corp. 9.375% 2/1/12	290,000	316,100
		4,145,525
Environmental - 1.4%
Allied Waste North America, Inc.:
7.625% 1/1/06	1,300,000	1,345,500
7.875% 1/1/09	300,000	309,000
7.875% 4/15/13	1,695,000	1,758,563
9.25% 9/1/12 (e)	480,000	525,600
10% 8/1/09	545,000	583,150
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,000
		4,545,813
Food and Drug Retail - 3.0%
Ahold Finance USA, Inc.:
6.25% 5/1/09	870,000	713,400
6.875% 5/1/29	535,000	393,225
8.25% 7/15/10	2,160,000	1,890,000
Rite Aid Corp.:
6% 12/15/05 (e)	515,000	489,250
6.875% 8/15/13	1,025,000	881,500
7.125% 1/15/07	1,630,000	1,572,950
7.625% 4/15/05	845,000	836,550
7.7% 2/15/27	465,000	385,950
8.125% 5/1/10 (e)	770,000	785,400
9.5% 2/15/11 (e)	590,000	631,300
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	975,000	853,125
9.125% 12/15/11	400,000	350,000
		9,782,650
Food/Beverage/Tobacco - 1.1%
Constellation Brands, Inc. 8.125% 1/15/12	375,000	395,625
Corn Products International, Inc. 8.25% 7/15/07	450,000	481,500
Dean Foods Co. 6.9% 10/15/17	270,000	256,500
Del Monte Corp. 9.25% 5/15/11	1,465,000	1,589,525
Doane Pet Care Co. 9.75% 5/15/07	660,000	633,600
Dole Food Co., Inc. 8.875% 3/15/11 (e)	300,000	315,750
		3,672,500
Gaming - 3.5%
Alliance Gaming Corp. 10% 8/1/07	270,000	283,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	$ 345,000	$ 369,150
Circus Circus Enterprises, Inc. 6.45% 2/1/06	90,000	91,800
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	540,000	577,800
Herbst Gaming, Inc. 10.75% 9/1/08	840,000	921,900
Mandalay Resort Group 10.25% 8/1/07	540,000	594,000
MGM Mirage, Inc. 8.375% 2/1/11	145,000	158,050
Mohegan Tribal Gaming Authority:
8% 4/1/12	170,000	179,350
8.375% 7/1/11	405,000	429,300
8.75% 1/1/09	215,000	227,900
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	1,340,000	1,396,950
Park Place Entertainment Corp.:
7% 4/15/13 (e)	380,000	384,750
7.875% 12/15/05	400,000	414,000
9.375% 2/15/07	515,000	554,269
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,260,000	2,367,350
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,235,000	1,358,500
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,345,000	1,358,450
		11,667,019
Healthcare - 2.4%
aaiPharma, Inc. 11% 4/1/10	510,000	548,250
AmeriPath, Inc. 10.5% 4/1/13 (e)	775,000	821,500
Biovail Corp. yankee 7.875% 4/1/10	190,000	202,825
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	195,000	212,550
Owens & Minor, Inc. 8.5% 7/15/11	170,000	184,450
PacifiCare Health Systems, Inc. 10.75% 6/1/09	2,490,000	2,745,225
Senior Housing Properties Trust:
7.875% 4/15/15	410,000	418,200
8.625% 1/15/12	910,000	955,500
Tenet Healthcare Corp.:
6.375% 12/1/11	370,000	347,800
7.375% 2/1/13	875,000	866,250
Vanguard Health Systems, Inc. 9.75% 8/1/11	740,000	732,600
		8,035,150
Homebuilding/Real Estate - 4.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	580,000	626,400
D.R. Horton, Inc.:
8% 2/1/09	625,000	676,563
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
D.R. Horton, Inc.: - continued
8.5% 4/15/12	$ 960,000	$ 1,051,200
10.5% 4/1/05	400,000	443,000
iStar Financial, Inc. 8.75% 8/15/08	270,000	293,625
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	1,925,000	2,021,250
KB Home 8.625% 12/15/08	300,000	321,000
LNR Property Corp.:
9.375% 3/15/08	550,000	574,750
10.5% 1/15/09	1,205,000	1,295,375
Lyon William Homes, Inc. 10.75% 4/1/13	1,050,000	1,076,250
Ryland Group, Inc.:
8.25% 4/1/08	300,000	313,500
9.125% 6/15/11	290,000	324,800
9.75% 9/1/10	290,000	329,150
Schuler Homes, Inc. 10.5% 7/15/11	130,000	144,950
Standard Pacific Corp.:
7.75% 3/15/13	1,650,000	1,691,250
9.25% 4/15/12	1,025,000	1,081,375
Technical Olympic USA, Inc. 9% 7/1/10 (e)	1,290,000	1,328,700
		13,593,138
Hotels - 0.3%
Felcor Suites LP 7.375% 10/1/04	300,000	300,000
ITT Corp. 7.375% 11/15/15	110,000	106,700
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/07 (d)	660,000	686,400
		1,093,100
Leisure - 1.4%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	2,395,000	2,191,425
Premier Parks, Inc. 9.75% 6/15/07	625,000	649,219
Town Sports International, Inc. 9.625% 4/15/11 (e)	470,000	487,625
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	1,235,000	1,327,625
		4,655,894
Metals/Mining - 1.3%
Luscar Coal Ltd. 9.75% 10/15/11	400,000	452,000
P&L Coal Holdings Corp. 9.625% 5/15/08	577,000	606,571
Peabody Energy Corp. 6.875% 3/15/13 (e)	920,000	956,800
Phelps Dodge Corp.:
8.75% 6/1/11	1,120,000	1,260,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Metals/Mining - continued
Phelps Dodge Corp.: - continued
9.5% 6/1/31	$ 520,000	$ 596,700
TriMas Corp. 9.875% 6/15/12	340,000	353,600
		4,225,671
Paper - 2.6%
Fort James Corp. 6.875% 9/15/07	145,000	146,450
Georgia-Pacific Corp.:
7.375% 12/1/25	695,000	569,900
7.5% 5/15/06	1,750,000	1,750,000
8.125% 5/15/11	730,000	724,525
8.875% 5/15/31	550,000	495,000
9.625% 3/15/22	1,670,000	1,553,100
Graphic Packaging Corp. 8.625% 2/15/12	90,000	93,600
MDP Acquisitions PLC 9.625% 10/1/12 (e)	730,000	784,750
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	955,000	993,200
Stone Container Corp.:
8.375% 7/1/12	795,000	856,613
9.25% 2/1/08	250,000	273,125
9.75% 2/1/11	360,000	397,800
		8,638,063
Publishing/Printing - 1.1%
American Media Operations, Inc. 10.25% 5/1/09	160,000	172,800
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (e)	455,000	520,975
K-III Communications Corp. 8.5% 2/1/06	845,000	845,000
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	550,000	588,500
PRIMEDIA, Inc.:
7.625% 4/1/08	355,000	358,550
8.875% 5/15/11	510,000	540,600
Yell Finance BV:
0% 8/1/11 (c)	240,000	187,200
10.75% 8/1/11	440,000	490,600
		3,704,225
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Railroad - 0.5%
TFM SA de CV yankee:
10.25% 6/15/07	$ 60,000	$ 59,700
11.75% 6/15/09	1,650,000	1,674,750
		1,734,450
Restaurants - 0.7%
Friendly Ice Cream Corp. 10.5% 12/1/07	1,340,000	1,353,400
Yum! Brands, Inc. 7.7% 7/1/12	750,000	834,375
		2,187,775
Services - 0.4%
IOS Capital, Inc. 9.75% 6/15/04	775,000	783,719
JohnsonDiversey, Inc. 9.625% 5/15/12	400,000	440,000
		1,223,719
Shipping - 1.3%
General Maritime Corp. 10% 3/15/13 (e)	2,120,000	2,289,600
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	1,675,000	1,725,250
Transport Maritima Mexicana SA de CV yankee 10.25% 11/15/06	525,000	420,000
		4,434,850
Steels - 0.8%
California Steel Industries, Inc. 8.5% 4/1/09	925,000	971,250
Steel Dynamics, Inc. 9.5% 3/15/09	1,430,000	1,544,400
		2,515,650
Super Retail - 2.2%
Amazon.com, Inc. 0% 5/1/08 (c)	1,160,000	1,218,000
Asbury Automotive Group, Inc. 9% 6/15/12	320,000	300,800
Barneys, Inc. 9% 4/1/08 unit (e)	2,350,000	2,044,500
Dillard's, Inc.:
6.125% 11/1/03	110,000	109,175
6.39% 8/1/03	345,000	345,000
Gap, Inc.:
9.9% 12/15/05	1,135,000	1,259,850
10.55% 12/15/08	420,000	495,600
J. Crew Group, Inc. 13.125% 10/15/08	680,000	482,800
Michaels Stores, Inc. 9.25% 7/1/09	530,000	575,050
United Auto Group, Inc. 9.625% 3/15/12	405,000	427,275
		7,258,050
Technology - 5.8%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	1,740,000	1,914,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
Avnet, Inc. 9.75% 2/15/08	$ 1,360,000	$ 1,485,800
ChipPAC International Ltd. 12.75% 8/1/09	300,000	333,000
Flextronics International Ltd. yankee 8.75% 10/15/07	1,395,000	1,457,775
Ingram Micro, Inc. 9.875% 8/15/08	1,500,000	1,582,500
Lucent Technologies, Inc.:
6.5% 1/15/28	200,000	146,000
7.25% 7/15/06	70,000	66,150
Micron Technology, Inc. 6.5% 9/30/05 (g)	3,000,000	2,820,000
Nortel Networks Corp. yankee 6.125% 2/15/06	1,210,000	1,173,700
Northern Telecom Capital Corp. 7.875% 6/15/26	355,000	305,300
PerkinElmer, Inc. 8.875% 1/15/13 (e)	1,310,000	1,401,700
Sanmina-SCI Corp. 10.375% 1/15/10 (e)	715,000	807,950
Seagate Technology HDD Holdings 8% 5/15/09	765,000	810,900
Solectron Corp. 7.375% 3/1/06	1,310,000	1,323,100
Xerox Corp.:
7.15% 8/1/04	670,000	680,050
7.2% 4/1/16	2,810,000	2,683,550
Xerox Credit Corp. 6.1% 12/16/03	115,000	115,288
		19,106,763
Telecommunications - 9.4%
American Tower Corp. 9.375% 2/1/09	685,000	678,150
Crown Castle International Corp.:
9.375% 8/1/11	1,930,000	1,872,100
9.5% 8/1/11	100,000	98,000
10.75% 8/1/11	615,000	636,525
Nextel Communications, Inc.:
9.375% 11/15/09	405,000	435,375
9.5% 2/1/11	335,000	365,150
9.75% 10/31/07	135,000	138,713
9.95% 2/15/08	1,250,000	1,296,875
Nextel Partners, Inc.:
0% 2/1/09 (c)	625,000	609,375
12.5% 11/15/09	805,000	877,450
Qwest Capital Funding, Inc.:
5.875% 8/3/04	1,860,000	1,748,400
7% 8/3/09	675,000	556,875
7.25% 2/15/11	675,000	556,875
7.75% 8/15/06	4,965,000	4,319,541
Qwest Corp. 8.875% 3/15/12 (e)	1,045,000	1,144,275
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Services Corp.:
13% 12/15/07 (e)	$ 405,000	$ 437,400
13.5% 12/15/10 (e)	775,000	860,250
14% 12/15/14 (e)	1,650,000	1,881,000
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	3,000,000	3,090,000
9.375% 6/1/08	835,000	876,750
Rogers Wireless, Inc. 9.625% 5/1/11	1,615,000	1,776,500
TELUS Corp. yankee 8% 6/1/11	565,000	638,450
Triton PCS, Inc.:
0% 5/1/08 (c)	160,000	160,000
8.75% 11/15/11	505,000	472,175
9.375% 2/1/11	1,300,000	1,235,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	345,000	283,763
U.S. West Communications:
5.65% 11/1/04	150,000	147,750
7.2% 11/1/04	1,705,000	1,722,050
VoiceStream Wireless Corp.:
0% 11/15/09 (c)	1,580,000	1,501,000
10.375% 11/15/09	511,000	567,210
		30,982,977
Textiles & Apparel - 1.0%
Dan River, Inc. 12.75% 4/15/09 (e)	740,000	728,900
Levi Strauss & Co.:
7% 11/1/06	965,000	772,000
12.25% 12/15/12 (e)	170,000	142,800
Phillips-Van Heusen Corp. 8.125% 5/1/13 (e)	130,000	130,000
Russell Corp. 9.25% 5/1/10	390,000	423,150
The William Carter Co. 10.875% 8/15/11	340,000	380,800
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	740,000	741,850
		3,319,500
TOTAL NONCONVERTIBLE BONDS		288,036,259
TOTAL CORPORATE BONDS (Cost $270,677,683)		291,853,219
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.4029% 12/15/09 (e)(f)	$ 100,000	$ 98,350
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.4901% 11/18/31 (e)(f)	400,000	399,500
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)	100,000	85,707
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $489,877)		583,557
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	10	0
Nonconvertible Preferred Stocks - 1.8%

Cable TV - 1.8%
CSC Holdings, Inc.:
Series H, $11.75	33,330	3,482,985
Series M, $11.125	23,635	2,463,949
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,689,269)		5,946,934
Floating Rate Loans - 0.9%
	Principal Amount
Electric Utilities - 0.4%
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (f)	$ 218,303	218,303
Tranche C term loan 9% 9/30/04 (f)	343,243	344,959
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (f)	708,454	708,454
		1,271,716
Technology - 0.1%
Semiconductor Components Industries LLC:
Tranche B term loan 5.3125% 8/4/06 (f)	100,217	94,204
Tranche C term loan 5.3125% 8/4/07 (f)	99,963	93,965
Tranche D term loan 5.3125% 8/4/07 (f)	118,580	111,465
		299,634
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Telecommunications - 0.4%
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (f)	$ 642,921	$ 630,062
Tranche C term loan 5% 12/31/08 (f)	642,921	630,062
		1,260,124
TOTAL FLOATING RATE LOANS (Cost $2,738,070)		2,831,474
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $23,896,025)	23,896,025	23,896,025
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $2,024,000)	$ 2,024,071	2,024,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $305,514,924)		327,135,209
NET OTHER ASSETS - 0.9%		2,898,092
NET ASSETS - 100%		$ 330,033,301
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $65,748,607 or 19.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,633,750
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $231,299,575 and $120,742,709, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,820,000 or 0.9% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Canada	4.0
Mexico	1.0
United Kingdom	1.0
Others (individually less than 1%)	4.0
100.0%
Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,831,474 or 0.9% of net assets.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $18,170,000 of which $6,000, $199,000, $7,062,000 and $10,903,000 will expire on October 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,024,000) (cost $305,514,924) - See accompanying schedule		$ 327,135,209
Cash		3,140
Receivable for investments sold		9,005,852
Receivable for fund shares sold		3,155,839
Interest receivable		6,460,972
Receivable from investment adviser for expense reductions		36,211
Total assets		345,797,223

Liabilities
Payable for investments purchased	$ 14,288,688
Payable for fund shares redeemed	633,776
Distributions payable	498,028
Accrued management fee	147,467
Distribution fees payable	100,111
Other payables and accrued expenses	95,852
Total liabilities		15,763,922

Net Assets		$ 330,033,301
Net Assets consist of:
Paid in capital		$ 321,704,587
Undistributed net investment income		1,986,673
Accumulated undistributed net realized gain (loss) on investments		(15,278,250)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,620,291
Net Assets		$ 330,033,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,656,604 ÷ 5,635,527 shares)	$ 8.99

Maximum offering price per share (100/95.25 of $8.99)	$ 9.44
Class T: Net Asset Value and redemption price per share ($93,900,441 ÷ 10,456,340 shares)	$ 8.98

Maximum offering price per share (100/96.50 of $8.98)	$ 9.31
Class B: Net Asset Value and offering price per share ($57,713,527 ÷ 6,428,701 shares) A	$ 8.98

Class C: Net Asset Value and offering price per share ($49,137,548 ÷ 5,472,939 shares) A	$ 8.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,625,181 ÷ 8,740,315 shares)	$ 9.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 93,043
Interest		10,754,570
Total income		10,847,613

Expenses
Management fee	$ 669,515
Transfer agent fees	245,044
Distribution fees	448,066
Accounting fees and expenses	58,087
Non-interested trustees' compensation	422
Custodian fees and expenses	12,424
Registration fees	28,771
Audit	38,989
Legal	5,370
Miscellaneous	675
Total expenses before reductions	1,507,363
Expense reductions	(96,978)	1,410,385
Net investment income (loss)		9,437,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,968,330
Change in net unrealized appreciation (depreciation) on: Investment securities	26,851,460
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		26,851,462
Net gain (loss)		29,819,792
Net increase (decrease) in net assets resulting from operations		$ 39,257,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,437,228	$ 10,933,030
Net realized gain (loss)	2,968,330	(11,311,678)
Change in net unrealized appreciation (depreciation)	26,851,462	(4,154,150)
Net increase (decrease) in net assets resulting from operations	39,257,020	(4,532,798)
Distributions to shareholders from net investment income	(8,507,796)	(10,040,526)
Share transactions - net increase (decrease)	130,124,607	93,580,401
Total increase (decrease) in net assets	160,873,831	79,007,077

Net Assets
Beginning of period	169,159,470	90,152,393
End of period (including undistributed net investment income of $1,986,673 and undistributed net investment income of $1,057,241, respectively)	$ 330,033,301	$ 169,159,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.355	.709 H	.760	.895	.116
Net realized and unrealized gain (loss)	1.071	(.908) H	(.602)	(.640)	(.091)
Total from investment operations	1.426	(.199)	.158	.255	.025
Distributions from net investment income	(.326)	(.661)	(.758)	(.825)	(.105)
Net asset value, end of period	$ 8.99	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Total Return B, C, D	18.39%	(2.49)%	1.83%	2.40%	.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.02%	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	.99%	.98%	1.00% A
Net investment income (loss)	8.52% A	8.42% H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,657	$ 31,456	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.74	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.349	.695 H	.753	.898	.112
Net realized and unrealized gain (loss)	1.063	(.893) H	(.613)	(.656)	(.089)
Total from investment operations	1.412	(.198)	.140	.242	.023
Distributions from net investment income	(.322)	(.652)	(.750)	(.812)	(.103)
Net asset value, end of period	$ 8.98	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Total Return B, C, D	18.20%	(2.47)%	1.63%	2.27%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.21% A	1.24%	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.10%	1.09%	1.08%	1.10% A
Net investment income (loss)	8.42% A	8.32% H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,900	$ 35,751	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.34	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.323	.641 H	.692	.830	.102
Net realized and unrealized gain (loss)	1.071	(.904) H	(.601)	(.663)	(.083)
Total from investment operations	1.394	(.263)	.091	.167	.019
Distributions from net investment income	(.294)	(.597)	(.691)	(.747)	(.099)
Net asset value, end of period	$ 8.98	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Total Return B, C, D	17.97%	(3.23)%	1.08%	1.50%	.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A	1.83%	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.73%	1.75% A
Net investment income (loss)	7.77% A	7.67% H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,714	$ 32,854	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.35	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.318	.635 H	.684	.819	.101
Net realized and unrealized gain (loss)	1.072	(.906) H	(.612)	(.643)	(.093)
Total from investment operations	1.390	(.271)	.072	.176	.008
Distributions from net investment income	(.290)	(.589)	(.682)	(.736)	(.098)
Net asset value, end of period	$ 8.98	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Total Return B, C, D	17.91%	(3.32)%	.86%	1.60%	.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.91% A	1.90%	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.85% A	1.85%	1.84%	1.83%	1.85% A
Net investment income (loss)	7.67% A	7.57% H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,138	$ 20,719	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.361	.709 G	.772	.910	.118
Net realized and unrealized gain (loss)	1.071	(.886) G	(.599)	(.638)	(.091)
Total from investment operations	1.432	(.177)	.173	.272	.027
Distributions from net investment income	(.332)	(.673)	(.773)	(.842)	(.107)
Net asset value, end of period	$ 9.00	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Total Return B, C	18.45%	(2.23)%	2.00%	2.57%	.28%
Ratios to Average Net Assets F
Expenses before expense reductions	.98% A	.96%	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.85% A	.85%	.84%	.83%	.85% A
Net investment income (loss)	8.67% A	8.57% G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,625	$ 48,379	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period September 7, 1999 (commencement of operations) to October 31, 1999. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,746,351	|
Unrealized depreciation	(808,710)
Net unrealized appreciation (depreciation)	$ 22,937,641
Cost for federal income tax purposes	$ 304,197,568

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 29,451	$ 177
Class T	0%	.25%	72,809	512
Class B	.65%	.25%	195,722	141,635
Class C	.75%	.25%	150,084	63,134
			$ 448,066	$ 205,458

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,630
Class T	23,734
Class B*	72,087
Class C*	3,575
$ 115,026

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 27,031	.14*
Class T	70,502	.25*
Class B	42,898	.20*
Class C	27,329	.18*
Institutional Class	77,284	.26*
	$ 245,044

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $84,488 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 545
Class T	1.10%	32,455
Class B	1.75%	15,235
Class C	1.85%	8,000
Institutional Class	.85%	37,824
		$ 94,059

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,919.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,508,997	$ 2,543,786
Class T	2,171,120	2,141,296
Class B	1,508,570	2,030,312
Class C	1,015,661	1,355,055
Institutional Class	2,303,448	1,970,077
Total	$ 8,507,796	$ 10,040,526

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	2,132,353	2,194,392	$ 18,015,225	$ 18,769,405
Reinvestment of distributions	147,046	249,964	1,251,708	2,101,329
Shares redeemed	(629,487)	(1,664,899)	(5,307,492)	(13,995,996)
Net increase (decrease)	1,649,912	779,457	$ 13,959,441	$ 6,874,738
Class T
Shares sold	7,154,354	4,891,152	$ 60,788,605	$ 40,917,173
Reinvestment of distributions	173,736	183,191	1,482,626	1,530,517
Shares redeemed	(1,405,132)	(2,464,273)	(11,850,581)	(20,312,658)
Net increase (decrease)	5,922,958	2,610,070	$ 50,420,650	$ 22,135,032
Class B
Shares sold	3,014,777	3,194,827	$ 25,426,520	$ 27,146,325
Reinvestment of distributions	92,860	126,092	790,046	1,054,847
Shares redeemed	(846,768)	(1,407,028)	(7,107,596)	(11,769,382)
Net increase (decrease)	2,260,869	1,913,891	$ 19,108,970	$ 16,431,790
Class C
Shares sold	3,407,171	2,780,792	$ 29,015,812	$ 23,675,785
Reinvestment of distributions	65,905	81,892	562,693	686,313
Shares redeemed	(628,384)	(1,861,323)	(5,296,962)	(15,716,727)
Net increase (decrease)	2,844,692	1,001,361	$ 24,281,543	$ 8,645,371
Institutional Class
Shares sold	4,552,091	5,522,402	$ 38,479,836	$ 45,295,480
Reinvestment of distributions	194,425	159,936	1,657,127	1,333,527
Shares redeemed	(2,131,522)	(857,398)	(17,782,960)	(7,135,537)
Net increase (decrease)	2,614,994	4,824,940	$ 22,354,003	$ 39,493,470

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHI-USAN-0603
1.784884.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Capital Funding, Inc.	2.2	0.8
Owens-Illinois, Inc.	2.0	1.6
CSC Holdings, Inc.	1.8	0.4
Nextel Communications, Inc.	1.7	2.0
Allegheny Energy Supply Co. LLC	1.7	0.0
	9.4
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	11.0	3.5
Telecommunications	10.9	10.1
Energy	10.1	8.1
Technology	5.9	9.6
Containers	4.7	3.1
Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA,AA,A 0.0%	AAA, AA, A 0.0%
BBB 3.2%	BBB 7.6%
BB 28.1%	BB 38.9%
B 44.8%	B 40.4%
CCC,CC,C 12.3%	CCC,CC,C 6.2%
Not Rated 1.1%	Not Rated 0.4%
Equities 1.8%	Equities 0.0%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 6.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Nonconvertible Bonds 87.3%		Nonconvertible Bonds 88.3%
	Convertible Bonds, Preferred Stocks 2.9%		Convertible Bonds, Preferred Stocks 3.8%
	Other Investments 1.1%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	10.0%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.4%
	Principal Amount	Value (Note 1)
Convertible Bonds - 1.1%
Telecommunications - 1.1%
Nextel Communications, Inc. 5.25% 1/15/10	$ 4,200,000	$ 3,816,960
Nonconvertible Bonds - 87.3%
Aerospace - 0.8%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	2,325,000	2,418,000
Transdigm, Inc. 10.375% 12/1/08	140,000	148,050
		2,566,050
Air Transportation - 0.5%
Continental Airlines, Inc. 8% 12/15/05	180,000	122,400
Continental Airlines, Inc. pass thru trust certificates:
6.545% 2/2/19	148,079	125,867
6.9% 1/2/17	104,603	52,302
8.307% 4/2/18	339,876	186,932
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	78,663	45,625
7.7% 12/15/05	155,000	120,900
7.9% 12/15/09	535,000	371,825
8.3% 12/15/29	110,000	65,725
10.14% 8/14/12	60,000	33,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	90,000	63,000
7.779% 11/18/05	185,000	131,350
7.779% 1/2/12	216,647	147,320
Northwest Airlines, Inc.:
7.875% 3/15/08	65,000	36,075
8.875% 6/1/06	150,000	96,000
9.875% 3/15/07	250,000	155,000
		1,753,321
Automotive - 1.5%
ArvinMeritor, Inc. 8.75% 3/1/12	225,000	244,125
Cummins, Inc.:
5.65% 3/1/98	515,000	327,025
9.5% 12/1/10 (e)	1,310,000	1,414,800
Dana Corp.:
6.25% 3/1/04	600,000	606,000
6.5% 3/1/09	680,000	656,200
Meritor Automotive, Inc. 6.8% 2/15/09	500,000	505,000
Navistar International Corp.:
8% 2/1/08	210,000	203,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Automotive - continued
Navistar International Corp.: - continued
9.375% 6/1/06	$ 290,000	$ 307,400
Stoneridge, Inc. 11.5% 5/1/12	150,000	163,500
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	230,000	250,125
11% 2/15/13 (e)	110,000	119,350
		4,797,225
Banks and Thrifts - 0.4%
Western Financial Bank 9.625% 5/15/12	1,170,000	1,216,800
Broadcasting - 1.1%
Allbritton Communications Co. 7.75% 12/15/12	540,000	561,600
Granite Broadcasting Corp.:
8.875% 5/15/08	415,000	388,025
10.375% 5/15/05	370,000	362,600
Sinclair Broadcast Group, Inc. 8.75% 12/15/11	410,000	436,650
Spanish Broadcasting System, Inc. 9.625% 11/1/09	560,000	590,800
TV Azteca SA de CV yankee 10.5% 2/15/07	1,400,000	1,354,500
		3,694,175
Building Materials - 1.2%
FIMEP SA 10.5% 2/15/13 (e)	1,000,000	1,070,000
Juno Lighting, Inc. 11.875% 7/1/09	1,505,000	1,625,400
National Waterworks, Inc. 10.5% 12/1/12 (e)	240,000	264,000
Nortek, Inc.:
9.125% 9/1/07	725,000	754,000
9.25% 3/15/07	120,000	124,050
Resolution Performance Products LLC 9.5% 4/15/10 (e)	220,000	235,400
		4,072,850
Cable TV - 2.5%
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	720,000	734,400
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	903,000	767,550
Diamond Holdings PLC yankee 9.125% 2/1/08	545,000	430,550
EchoStar DBS Corp.:
9.125% 1/15/09	1,330,000	1,489,600
10.375% 10/1/07	1,760,000	1,953,600
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	100,000	110,250
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	385,000	433,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	$ 555,000	$ 591,075
Rogers Cablesystems Ltd. yankee 11% 12/1/15	60,000	67,200
Rogers Communications, Inc. yankee 8.875% 7/15/07	745,000	774,800
Shaw Communications, Inc. yankee 7.2% 12/15/11	920,000	949,900
		8,302,050
Capital Goods - 3.3%
AGCO Corp.:
8.5% 3/15/06	40,000	40,000
9.5% 5/1/08	120,000	130,800
Dresser, Inc. 9.375% 4/15/11	1,360,000	1,387,200
FastenTech, Inc. 11.5% 5/1/11 (e)	610,000	631,350
Intermet Corp. 9.75% 6/15/09	540,000	526,500
JLG Industries, Inc. 8.25% 5/1/08 (e)	870,000	870,000
NMHG Holding Co. 10% 5/15/09	220,000	234,300
Shaw Group, Inc. 10.75% 3/15/10 (e)	2,210,000	2,198,950
Terex Corp.:
Series D, 8.875% 4/1/08	250,000	260,000
8.875% 4/1/08	950,000	978,500
9.25% 7/15/11	250,000	267,500
TriMas Corp. 9.875% 6/15/12 (e)	380,000	395,200
Tyco International Group SA yankee:
5.8% 8/1/06	1,555,000	1,531,675
6.375% 6/15/05	5,000	5,050
6.375% 2/15/06	950,000	954,750
7% 6/15/28	495,000	464,475
		10,876,250
Chemicals - 2.7%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (e)	1,360,000	1,434,800
Ethyl Corp. 8.875% 5/1/10 (e)	380,000	395,200
Geon Co. 6.875% 12/15/05	110,000	106,150
Georgia Gulf Corp. 10.375% 11/1/07	160,000	172,000
HMP Equity Holdings Corp. 0% 5/15/08 unit	970,000	460,120
Huntsman International LLC:
9.875% 3/1/09	495,000	532,125
9.875% 3/1/09 (e)	1,010,000	1,085,750
Methanex Corp. yankee 7.75% 8/15/05	890,000	921,150
Millennium America, Inc.:
9.25% 6/15/08	975,000	1,072,500
9.25% 6/15/08 (e)	390,000	429,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
PolyOne Corp.:
8.875% 5/1/12	$ 2,035,000	$ 1,912,900
10.625% 5/15/10 (e)	270,000	270,000
		8,791,695
Consumer Products - 0.8%
Hasbro, Inc. 6.15% 7/15/08	80,000	80,800
The Hockey Co. 11.25% 4/15/09	1,625,000	1,771,250
Toys 'R' US, Inc. 7.875% 4/15/13	740,000	741,850
		2,593,900
Containers - 4.7%
Anchor Glass Container Corp. 11% 2/15/13 (e)	855,000	906,300
Berry Plastics Corp. 10.75% 7/15/12	625,000	676,563
BWAY Corp. 10% 10/15/10 (e)	660,000	679,800
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	535,000	492,200
Crown Cork & Seal, Inc.:
7.375% 12/15/26	340,000	243,100
8% 4/15/23	1,490,000	1,110,050
Crown European Holdings SA 9.5% 3/1/11 (e)	880,000	937,200
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	530,000	548,550
8.25% 5/15/13 (e)	970,000	996,675
8.75% 11/15/12	1,010,000	1,075,650
8.875% 2/15/09	285,000	307,088
Owens-Illinois, Inc.:
7.15% 5/15/05	2,655,000	2,688,188
7.35% 5/15/08	320,000	313,600
7.5% 5/15/10	1,020,000	989,400
7.8% 5/15/18	1,531,000	1,385,555
7.85% 5/15/04	440,000	457,600
8.1% 5/15/07	985,000	985,000
Silgan Holdings, Inc. 9% 6/1/09	635,000	657,225
		15,449,744
Diversified Financial Services - 0.9%
Capital One Financial Corp.:
7.25% 12/1/03	445,000	449,450
7.25% 5/1/06	670,000	698,088
8.75% 2/1/07	1,670,000	1,786,900
		2,934,438
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - 0.6%
Corus Entertainment, Inc. 8.75% 3/1/12	$ 190,000	$ 203,300
LBI Media, Inc. 10.125% 7/15/12 (e)	1,380,000	1,483,500
PEI Holdings, Inc. 11% 3/15/10 (e)	430,000	455,800
		2,142,600
Electric Utilities - 10.6%
AES Corp.:
8.375% 8/15/07	215,000	193,500
8.5% 11/1/07	340,000	306,000
8.75% 6/15/08	415,000	394,250
8.875% 2/15/11	1,355,000	1,287,250
9.375% 9/15/10	980,000	960,400
9.5% 6/1/09	1,482,000	1,452,360
10% 7/15/05 (e)	600,000	630,000
10.25% 7/15/06	515,000	499,550
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (e)	567,015	592,531
Series B, 10.25% 11/15/07 (e)(f)	52,985	55,369
7.8% 3/15/11	1,180,000	1,050,200
8.75% 4/15/12 (e)	4,530,000	4,077,000
Allegheny Energy, Inc. 7.75% 8/1/05	515,000	513,713
CMS Energy Corp.:
6.75% 1/15/04	1,965,000	1,955,175
7.5% 1/15/09	165,000	157,575
7.625% 11/15/04	595,000	589,050
8.5% 4/15/11	45,000	41,400
8.9% 7/15/08	360,000	360,000
9.875% 10/15/07	1,430,000	1,476,475
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	1,725,000	1,621,500
Edison International 6.875% 9/15/04	625,000	628,125
Illinois Power Co. 11.5% 12/15/10 (e)	2,850,000	3,177,750
Midland Funding Corp. II 11.75% 7/23/05	840,000	886,200
Nevada Power Co. 10.875% 10/15/09 (e)	3,175,000	3,429,000
Pacific Gas & Electric Co. 6.25% 8/1/03	163,000	162,185
Pinnacle One Partners LP/Pinnacle One, Inc. 8.83% 8/15/04 (e)	1,635,000	1,692,225
Southern California Edison Co.:
6.25% 6/15/03	40,000	40,000
8% 2/15/07 (e)	1,985,000	2,173,575
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
TECO Energy, Inc. 10.5% 12/1/07	$ 1,990,000	$ 2,268,600
Western Resources, Inc. 9.75% 5/1/07	2,115,000	2,331,788
		35,002,746
Energy - 10.1%
ANR Pipeline, Inc. 9.625% 11/1/21	600,000	675,000
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	440,000	473,000
Chesapeake Energy Corp.:
7.5% 9/15/13 (e)	630,000	661,500
8.375% 11/1/08	900,000	965,250
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	860,000	903,000
8.875% 11/15/07	200,000	193,000
CMS Panhandle Holding Co. 6.125% 3/15/04	735,000	731,325
DI Industries, Inc. 8.875% 7/1/07	545,000	561,350
El Paso Corp.:
7% 5/15/11	590,000	513,300
7.875% 6/15/12 (e)	180,000	159,300
El Paso Energy Corp.:
6.75% 5/15/09	280,000	243,600
6.95% 12/15/07	795,000	709,538
7.375% 12/15/12	30,000	25,350
7.75% 1/15/32	260,000	205,400
8.05% 10/15/30	770,000	623,700
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	1,715,000	1,852,200
10.625% 12/1/12 (e)	570,000	649,800
Frontier Escrow Corp. 8% 4/15/13 (e)	160,000	164,800
Frontier Oil Corp. 9.125% 2/15/06	560,000	576,800
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	2,325,000	2,255,250
Grant Prideco, Inc.:
9% 12/15/09	130,000	141,050
9.625% 12/1/07	810,000	891,000
Key Energy Services, Inc. 8.375% 3/1/08	550,000	587,125
Nuevo Energy Co.:
9.375% 10/1/10	605,000	641,300
9.5% 6/1/08	1,420,000	1,476,800
Plains Exploration & Production Co. LP 8.75% 7/1/12	390,000	421,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Pogo Producing Co. 8.25% 4/15/11	$ 170,000	$ 185,300
SESI LLC 8.875% 5/15/11	630,000	667,800
Sonat, Inc.:
6.625% 2/1/08	620,000	532,425
6.75% 10/1/07	340,000	300,900
6.875% 6/1/05	1,255,000	1,182,838
7.625% 7/15/11	375,000	326,250
Southern Natural Gas Co.:
7.35% 2/15/31	75,000	73,219
8.875% 3/15/10 (e)	340,000	374,000
Teekay Shipping Corp. 8.875% 7/15/11	980,000	1,073,100
Tennessee Gas Pipeline Co. 7% 10/15/28	990,000	898,425
Tesoro Petroleum Corp. 8% 4/15/08 (e)	250,000	258,750
The Coastal Corp.:
6.5% 5/15/06	420,000	388,500
6.5% 6/1/08	635,000	546,100
6.95% 6/1/28	260,000	198,900
7.5% 8/15/06	1,480,000	1,376,400
7.75% 6/15/10	265,000	233,200
7.75% 10/15/35	400,000	314,000
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	240,000	237,600
8.875% 7/15/12	295,000	323,394
Western Oil Sands, Inc. 8.375% 5/1/12	730,000	788,400
Williams Companies, Inc.:
6.5% 8/1/06	1,315,000	1,264,044
6.75% 1/15/06	715,000	686,400
7.125% 9/1/11	155,000	146,475
7.625% 7/15/19	820,000	742,100
7.75% 6/15/31	180,000	162,000
7.875% 9/1/21	1,290,000	1,161,000
8.125% 3/15/12 (e)	345,000	339,825
8.75% 3/15/32 (e)	185,000	180,375
9.25% 3/15/04	995,000	999,975
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	60,000	57,300
		33,319,933
Entertainment/Film - 1.3%
AMC Entertainment, Inc.:
9.5% 3/15/09	1,165,000	1,205,775
9.875% 2/1/12	645,000	677,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark USA, Inc. 9.625% 8/1/08	$ 1,920,000	$ 1,946,400
Regal Cinemas Corp. 9.375% 2/1/12	290,000	316,100
		4,145,525
Environmental - 1.4%
Allied Waste North America, Inc.:
7.625% 1/1/06	1,300,000	1,345,500
7.875% 1/1/09	300,000	309,000
7.875% 4/15/13	1,695,000	1,758,563
9.25% 9/1/12 (e)	480,000	525,600
10% 8/1/09	545,000	583,150
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,000
		4,545,813
Food and Drug Retail - 3.0%
Ahold Finance USA, Inc.:
6.25% 5/1/09	870,000	713,400
6.875% 5/1/29	535,000	393,225
8.25% 7/15/10	2,160,000	1,890,000
Rite Aid Corp.:
6% 12/15/05 (e)	515,000	489,250
6.875% 8/15/13	1,025,000	881,500
7.125% 1/15/07	1,630,000	1,572,950
7.625% 4/15/05	845,000	836,550
7.7% 2/15/27	465,000	385,950
8.125% 5/1/10 (e)	770,000	785,400
9.5% 2/15/11 (e)	590,000	631,300
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	975,000	853,125
9.125% 12/15/11	400,000	350,000
		9,782,650
Food/Beverage/Tobacco - 1.1%
Constellation Brands, Inc. 8.125% 1/15/12	375,000	395,625
Corn Products International, Inc. 8.25% 7/15/07	450,000	481,500
Dean Foods Co. 6.9% 10/15/17	270,000	256,500
Del Monte Corp. 9.25% 5/15/11	1,465,000	1,589,525
Doane Pet Care Co. 9.75% 5/15/07	660,000	633,600
Dole Food Co., Inc. 8.875% 3/15/11 (e)	300,000	315,750
		3,672,500
Gaming - 3.5%
Alliance Gaming Corp. 10% 8/1/07	270,000	283,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	$ 345,000	$ 369,150
Circus Circus Enterprises, Inc. 6.45% 2/1/06	90,000	91,800
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	540,000	577,800
Herbst Gaming, Inc. 10.75% 9/1/08	840,000	921,900
Mandalay Resort Group 10.25% 8/1/07	540,000	594,000
MGM Mirage, Inc. 8.375% 2/1/11	145,000	158,050
Mohegan Tribal Gaming Authority:
8% 4/1/12	170,000	179,350
8.375% 7/1/11	405,000	429,300
8.75% 1/1/09	215,000	227,900
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	1,340,000	1,396,950
Park Place Entertainment Corp.:
7% 4/15/13 (e)	380,000	384,750
7.875% 12/15/05	400,000	414,000
9.375% 2/15/07	515,000	554,269
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,260,000	2,367,350
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,235,000	1,358,500
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,345,000	1,358,450
		11,667,019
Healthcare - 2.4%
aaiPharma, Inc. 11% 4/1/10	510,000	548,250
AmeriPath, Inc. 10.5% 4/1/13 (e)	775,000	821,500
Biovail Corp. yankee 7.875% 4/1/10	190,000	202,825
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	195,000	212,550
Owens & Minor, Inc. 8.5% 7/15/11	170,000	184,450
PacifiCare Health Systems, Inc. 10.75% 6/1/09	2,490,000	2,745,225
Senior Housing Properties Trust:
7.875% 4/15/15	410,000	418,200
8.625% 1/15/12	910,000	955,500
Tenet Healthcare Corp.:
6.375% 12/1/11	370,000	347,800
7.375% 2/1/13	875,000	866,250
Vanguard Health Systems, Inc. 9.75% 8/1/11	740,000	732,600
		8,035,150
Homebuilding/Real Estate - 4.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	580,000	626,400
D.R. Horton, Inc.:
8% 2/1/09	625,000	676,563
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
D.R. Horton, Inc.: - continued
8.5% 4/15/12	$ 960,000	$ 1,051,200
10.5% 4/1/05	400,000	443,000
iStar Financial, Inc. 8.75% 8/15/08	270,000	293,625
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	1,925,000	2,021,250
KB Home 8.625% 12/15/08	300,000	321,000
LNR Property Corp.:
9.375% 3/15/08	550,000	574,750
10.5% 1/15/09	1,205,000	1,295,375
Lyon William Homes, Inc. 10.75% 4/1/13	1,050,000	1,076,250
Ryland Group, Inc.:
8.25% 4/1/08	300,000	313,500
9.125% 6/15/11	290,000	324,800
9.75% 9/1/10	290,000	329,150
Schuler Homes, Inc. 10.5% 7/15/11	130,000	144,950
Standard Pacific Corp.:
7.75% 3/15/13	1,650,000	1,691,250
9.25% 4/15/12	1,025,000	1,081,375
Technical Olympic USA, Inc. 9% 7/1/10 (e)	1,290,000	1,328,700
		13,593,138
Hotels - 0.3%
Felcor Suites LP 7.375% 10/1/04	300,000	300,000
ITT Corp. 7.375% 11/15/15	110,000	106,700
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/07 (d)	660,000	686,400
		1,093,100
Leisure - 1.4%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	2,395,000	2,191,425
Premier Parks, Inc. 9.75% 6/15/07	625,000	649,219
Town Sports International, Inc. 9.625% 4/15/11 (e)	470,000	487,625
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	1,235,000	1,327,625
		4,655,894
Metals/Mining - 1.3%
Luscar Coal Ltd. 9.75% 10/15/11	400,000	452,000
P&L Coal Holdings Corp. 9.625% 5/15/08	577,000	606,571
Peabody Energy Corp. 6.875% 3/15/13 (e)	920,000	956,800
Phelps Dodge Corp.:
8.75% 6/1/11	1,120,000	1,260,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Metals/Mining - continued
Phelps Dodge Corp.: - continued
9.5% 6/1/31	$ 520,000	$ 596,700
TriMas Corp. 9.875% 6/15/12	340,000	353,600
		4,225,671
Paper - 2.6%
Fort James Corp. 6.875% 9/15/07	145,000	146,450
Georgia-Pacific Corp.:
7.375% 12/1/25	695,000	569,900
7.5% 5/15/06	1,750,000	1,750,000
8.125% 5/15/11	730,000	724,525
8.875% 5/15/31	550,000	495,000
9.625% 3/15/22	1,670,000	1,553,100
Graphic Packaging Corp. 8.625% 2/15/12	90,000	93,600
MDP Acquisitions PLC 9.625% 10/1/12 (e)	730,000	784,750
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	955,000	993,200
Stone Container Corp.:
8.375% 7/1/12	795,000	856,613
9.25% 2/1/08	250,000	273,125
9.75% 2/1/11	360,000	397,800
		8,638,063
Publishing/Printing - 1.1%
American Media Operations, Inc. 10.25% 5/1/09	160,000	172,800
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (e)	455,000	520,975
K-III Communications Corp. 8.5% 2/1/06	845,000	845,000
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	550,000	588,500
PRIMEDIA, Inc.:
7.625% 4/1/08	355,000	358,550
8.875% 5/15/11	510,000	540,600
Yell Finance BV:
0% 8/1/11 (c)	240,000	187,200
10.75% 8/1/11	440,000	490,600
		3,704,225
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Railroad - 0.5%
TFM SA de CV yankee:
10.25% 6/15/07	$ 60,000	$ 59,700
11.75% 6/15/09	1,650,000	1,674,750
		1,734,450
Restaurants - 0.7%
Friendly Ice Cream Corp. 10.5% 12/1/07	1,340,000	1,353,400
Yum! Brands, Inc. 7.7% 7/1/12	750,000	834,375
		2,187,775
Services - 0.4%
IOS Capital, Inc. 9.75% 6/15/04	775,000	783,719
JohnsonDiversey, Inc. 9.625% 5/15/12	400,000	440,000
		1,223,719
Shipping - 1.3%
General Maritime Corp. 10% 3/15/13 (e)	2,120,000	2,289,600
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	1,675,000	1,725,250
Transport Maritima Mexicana SA de CV yankee 10.25% 11/15/06	525,000	420,000
		4,434,850
Steels - 0.8%
California Steel Industries, Inc. 8.5% 4/1/09	925,000	971,250
Steel Dynamics, Inc. 9.5% 3/15/09	1,430,000	1,544,400
		2,515,650
Super Retail - 2.2%
Amazon.com, Inc. 0% 5/1/08 (c)	1,160,000	1,218,000
Asbury Automotive Group, Inc. 9% 6/15/12	320,000	300,800
Barneys, Inc. 9% 4/1/08 unit (e)	2,350,000	2,044,500
Dillard's, Inc.:
6.125% 11/1/03	110,000	109,175
6.39% 8/1/03	345,000	345,000
Gap, Inc.:
9.9% 12/15/05	1,135,000	1,259,850
10.55% 12/15/08	420,000	495,600
J. Crew Group, Inc. 13.125% 10/15/08	680,000	482,800
Michaels Stores, Inc. 9.25% 7/1/09	530,000	575,050
United Auto Group, Inc. 9.625% 3/15/12	405,000	427,275
		7,258,050
Technology - 5.8%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	1,740,000	1,914,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
Avnet, Inc. 9.75% 2/15/08	$ 1,360,000	$ 1,485,800
ChipPAC International Ltd. 12.75% 8/1/09	300,000	333,000
Flextronics International Ltd. yankee 8.75% 10/15/07	1,395,000	1,457,775
Ingram Micro, Inc. 9.875% 8/15/08	1,500,000	1,582,500
Lucent Technologies, Inc.:
6.5% 1/15/28	200,000	146,000
7.25% 7/15/06	70,000	66,150
Micron Technology, Inc. 6.5% 9/30/05 (g)	3,000,000	2,820,000
Nortel Networks Corp. yankee 6.125% 2/15/06	1,210,000	1,173,700
Northern Telecom Capital Corp. 7.875% 6/15/26	355,000	305,300
PerkinElmer, Inc. 8.875% 1/15/13 (e)	1,310,000	1,401,700
Sanmina-SCI Corp. 10.375% 1/15/10 (e)	715,000	807,950
Seagate Technology HDD Holdings 8% 5/15/09	765,000	810,900
Solectron Corp. 7.375% 3/1/06	1,310,000	1,323,100
Xerox Corp.:
7.15% 8/1/04	670,000	680,050
7.2% 4/1/16	2,810,000	2,683,550
Xerox Credit Corp. 6.1% 12/16/03	115,000	115,288
		19,106,763
Telecommunications - 9.4%
American Tower Corp. 9.375% 2/1/09	685,000	678,150
Crown Castle International Corp.:
9.375% 8/1/11	1,930,000	1,872,100
9.5% 8/1/11	100,000	98,000
10.75% 8/1/11	615,000	636,525
Nextel Communications, Inc.:
9.375% 11/15/09	405,000	435,375
9.5% 2/1/11	335,000	365,150
9.75% 10/31/07	135,000	138,713
9.95% 2/15/08	1,250,000	1,296,875
Nextel Partners, Inc.:
0% 2/1/09 (c)	625,000	609,375
12.5% 11/15/09	805,000	877,450
Qwest Capital Funding, Inc.:
5.875% 8/3/04	1,860,000	1,748,400
7% 8/3/09	675,000	556,875
7.25% 2/15/11	675,000	556,875
7.75% 8/15/06	4,965,000	4,319,541
Qwest Corp. 8.875% 3/15/12 (e)	1,045,000	1,144,275
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Services Corp.:
13% 12/15/07 (e)	$ 405,000	$ 437,400
13.5% 12/15/10 (e)	775,000	860,250
14% 12/15/14 (e)	1,650,000	1,881,000
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	3,000,000	3,090,000
9.375% 6/1/08	835,000	876,750
Rogers Wireless, Inc. 9.625% 5/1/11	1,615,000	1,776,500
TELUS Corp. yankee 8% 6/1/11	565,000	638,450
Triton PCS, Inc.:
0% 5/1/08 (c)	160,000	160,000
8.75% 11/15/11	505,000	472,175
9.375% 2/1/11	1,300,000	1,235,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	345,000	283,763
U.S. West Communications:
5.65% 11/1/04	150,000	147,750
7.2% 11/1/04	1,705,000	1,722,050
VoiceStream Wireless Corp.:
0% 11/15/09 (c)	1,580,000	1,501,000
10.375% 11/15/09	511,000	567,210
		30,982,977
Textiles & Apparel - 1.0%
Dan River, Inc. 12.75% 4/15/09 (e)	740,000	728,900
Levi Strauss & Co.:
7% 11/1/06	965,000	772,000
12.25% 12/15/12 (e)	170,000	142,800
Phillips-Van Heusen Corp. 8.125% 5/1/13 (e)	130,000	130,000
Russell Corp. 9.25% 5/1/10	390,000	423,150
The William Carter Co. 10.875% 8/15/11	340,000	380,800
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	740,000	741,850
		3,319,500
TOTAL NONCONVERTIBLE BONDS		288,036,259
TOTAL CORPORATE BONDS (Cost $270,677,683)		291,853,219
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.4029% 12/15/09 (e)(f)	$ 100,000	$ 98,350
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.4901% 11/18/31 (e)(f)	400,000	399,500
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)	100,000	85,707
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $489,877)		583,557
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	10	0
Nonconvertible Preferred Stocks - 1.8%

Cable TV - 1.8%
CSC Holdings, Inc.:
Series H, $11.75	33,330	3,482,985
Series M, $11.125	23,635	2,463,949
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,689,269)		5,946,934
Floating Rate Loans - 0.9%
	Principal Amount
Electric Utilities - 0.4%
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (f)	$ 218,303	218,303
Tranche C term loan 9% 9/30/04 (f)	343,243	344,959
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (f)	708,454	708,454
		1,271,716
Technology - 0.1%
Semiconductor Components Industries LLC:
Tranche B term loan 5.3125% 8/4/06 (f)	100,217	94,204
Tranche C term loan 5.3125% 8/4/07 (f)	99,963	93,965
Tranche D term loan 5.3125% 8/4/07 (f)	118,580	111,465
		299,634
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Telecommunications - 0.4%
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (f)	$ 642,921	$ 630,062
Tranche C term loan 5% 12/31/08 (f)	642,921	630,062
		1,260,124
TOTAL FLOATING RATE LOANS (Cost $2,738,070)		2,831,474
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $23,896,025)	23,896,025	23,896,025
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $2,024,000)	$ 2,024,071	2,024,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $305,514,924)		327,135,209
NET OTHER ASSETS - 0.9%		2,898,092
NET ASSETS - 100%		$ 330,033,301
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $65,748,607 or 19.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,633,750
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $231,299,575 and $120,742,709, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,820,000 or 0.9% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Canada	4.0
Mexico	1.0
United Kingdom	1.0
Others (individually less than 1%)	4.0
100.0%
Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,831,474 or 0.9% of net assets.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $18,170,000 of which $6,000, $199,000, $7,062,000 and $10,903,000 will expire on October 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,024,000) (cost $305,514,924) - See accompanying schedule		$ 327,135,209
Cash		3,140
Receivable for investments sold		9,005,852
Receivable for fund shares sold		3,155,839
Interest receivable		6,460,972
Receivable from investment adviser for expense reductions		36,211
Total assets		345,797,223

Liabilities
Payable for investments purchased	$ 14,288,688
Payable for fund shares redeemed	633,776
Distributions payable	498,028
Accrued management fee	147,467
Distribution fees payable	100,111
Other payables and accrued expenses	95,852
Total liabilities		15,763,922

Net Assets		$ 330,033,301
Net Assets consist of:
Paid in capital		$ 321,704,587
Undistributed net investment income		1,986,673
Accumulated undistributed net realized gain (loss) on investments		(15,278,250)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,620,291
Net Assets		$ 330,033,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,656,604 ÷ 5,635,527 shares)	$ 8.99

Maximum offering price per share (100/95.25 of $8.99)	$ 9.44
Class T: Net Asset Value and redemption price per share ($93,900,441 ÷ 10,456,340 shares)	$ 8.98

Maximum offering price per share (100/96.50 of $8.98)	$ 9.31
Class B: Net Asset Value and offering price per share ($57,713,527 ÷ 6,428,701 shares) A	$ 8.98

Class C: Net Asset Value and offering price per share ($49,137,548 ÷ 5,472,939 shares) A	$ 8.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,625,181 ÷ 8,740,315 shares)	$ 9.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 93,043
Interest		10,754,570
Total income		10,847,613

Expenses
Management fee	$ 669,515
Transfer agent fees	245,044
Distribution fees	448,066
Accounting fees and expenses	58,087
Non-interested trustees' compensation	422
Custodian fees and expenses	12,424
Registration fees	28,771
Audit	38,989
Legal	5,370
Miscellaneous	675
Total expenses before reductions	1,507,363
Expense reductions	(96,978)	1,410,385
Net investment income (loss)		9,437,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,968,330
Change in net unrealized appreciation (depreciation) on: Investment securities	26,851,460
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		26,851,462
Net gain (loss)		29,819,792
Net increase (decrease) in net assets resulting from operations		$ 39,257,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,437,228	$ 10,933,030
Net realized gain (loss)	2,968,330	(11,311,678)
Change in net unrealized appreciation (depreciation)	26,851,462	(4,154,150)
Net increase (decrease) in net assets resulting from operations	39,257,020	(4,532,798)
Distributions to shareholders from net investment income	(8,507,796)	(10,040,526)
Share transactions - net increase (decrease)	130,124,607	93,580,401
Total increase (decrease) in net assets	160,873,831	79,007,077

Net Assets
Beginning of period	169,159,470	90,152,393
End of period (including undistributed net investment income of $1,986,673 and undistributed net investment income of $1,057,241, respectively)	$ 330,033,301	$ 169,159,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.355	.709 H	.760	.895	.116
Net realized and unrealized gain (loss)	1.071	(.908) H	(.602)	(.640)	(.091)
Total from investment operations	1.426	(.199)	.158	.255	.025
Distributions from net investment income	(.326)	(.661)	(.758)	(.825)	(.105)
Net asset value, end of period	$ 8.99	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Total Return B, C, D	18.39%	(2.49)%	1.83%	2.40%	.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.02%	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	.99%	.98%	1.00% A
Net investment income (loss)	8.52% A	8.42% H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,657	$ 31,456	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.74	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.349	.695 H	.753	.898	.112
Net realized and unrealized gain (loss)	1.063	(.893) H	(.613)	(.656)	(.089)
Total from investment operations	1.412	(.198)	.140	.242	.023
Distributions from net investment income	(.322)	(.652)	(.750)	(.812)	(.103)
Net asset value, end of period	$ 8.98	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Total Return B, C, D	18.20%	(2.47)%	1.63%	2.27%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.21% A	1.24%	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.10%	1.09%	1.08%	1.10% A
Net investment income (loss)	8.42% A	8.32% H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,900	$ 35,751	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.34	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.323	.641 H	.692	.830	.102
Net realized and unrealized gain (loss)	1.071	(.904) H	(.601)	(.663)	(.083)
Total from investment operations	1.394	(.263)	.091	.167	.019
Distributions from net investment income	(.294)	(.597)	(.691)	(.747)	(.099)
Net asset value, end of period	$ 8.98	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Total Return B, C, D	17.97%	(3.23)%	1.08%	1.50%	.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A	1.83%	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.73%	1.75% A
Net investment income (loss)	7.77% A	7.67% H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,714	$ 32,854	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.35	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.318	.635 H	.684	.819	.101
Net realized and unrealized gain (loss)	1.072	(.906) H	(.612)	(.643)	(.093)
Total from investment operations	1.390	(.271)	.072	.176	.008
Distributions from net investment income	(.290)	(.589)	(.682)	(.736)	(.098)
Net asset value, end of period	$ 8.98	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Total Return B, C, D	17.91%	(3.32)%	.86%	1.60%	.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.91% A	1.90%	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.85% A	1.85%	1.84%	1.83%	1.85% A
Net investment income (loss)	7.67% A	7.57% H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,138	$ 20,719	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 7, 1999 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.361	.709 G	.772	.910	.118
Net realized and unrealized gain (loss)	1.071	(.886) G	(.599)	(.638)	(.091)
Total from investment operations	1.432	(.177)	.173	.272	.027
Distributions from net investment income	(.332)	(.673)	(.773)	(.842)	(.107)
Net asset value, end of period	$ 9.00	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Total Return B, C	18.45%	(2.23)%	2.00%	2.57%	.28%
Ratios to Average Net Assets F
Expenses before expense reductions	.98% A	.96%	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.85% A	.85%	.84%	.83%	.85% A
Net investment income (loss)	8.67% A	8.57% G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,625	$ 48,379	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	112% A	105%	139%	157%	331% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period September 7, 1999 (commencement of operations) to October 31, 1999. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,746,351	|
Unrealized depreciation	(808,710)
Net unrealized appreciation (depreciation)	$ 22,937,641
Cost for federal income tax purposes	$ 304,197,568

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 29,451	$ 177
Class T	0%	.25%	72,809	512
Class B	.65%	.25%	195,722	141,635
Class C	.75%	.25%	150,084	63,134
			$ 448,066	$ 205,458

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,630
Class T	23,734
Class B*	72,087
Class C*	3,575
$ 115,026

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 27,031	.14*
Class T	70,502	.25*
Class B	42,898	.20*
Class C	27,329	.18*
Institutional Class	77,284	.26*
	$ 245,044

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $84,488 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 545
Class T	1.10%	32,455
Class B	1.75%	15,235
Class C	1.85%	8,000
Institutional Class	.85%	37,824
		$ 94,059

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,919.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 1,508,997	$ 2,543,786
Class T	2,171,120	2,141,296
Class B	1,508,570	2,030,312
Class C	1,015,661	1,355,055
Institutional Class	2,303,448	1,970,077
Total	$ 8,507,796	$ 10,040,526

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	2,132,353	2,194,392	$ 18,015,225	$ 18,769,405
Reinvestment of distributions	147,046	249,964	1,251,708	2,101,329
Shares redeemed	(629,487)	(1,664,899)	(5,307,492)	(13,995,996)
Net increase (decrease)	1,649,912	779,457	$ 13,959,441	$ 6,874,738
Class T
Shares sold	7,154,354	4,891,152	$ 60,788,605	$ 40,917,173
Reinvestment of distributions	173,736	183,191	1,482,626	1,530,517
Shares redeemed	(1,405,132)	(2,464,273)	(11,850,581)	(20,312,658)
Net increase (decrease)	5,922,958	2,610,070	$ 50,420,650	$ 22,135,032
Class B
Shares sold	3,014,777	3,194,827	$ 25,426,520	$ 27,146,325
Reinvestment of distributions	92,860	126,092	790,046	1,054,847
Shares redeemed	(846,768)	(1,407,028)	(7,107,596)	(11,769,382)
Net increase (decrease)	2,260,869	1,913,891	$ 19,108,970	$ 16,431,790
Class C
Shares sold	3,407,171	2,780,792	$ 29,015,812	$ 23,675,785
Reinvestment of distributions	65,905	81,892	562,693	686,313
Shares redeemed	(628,384)	(1,861,323)	(5,296,962)	(15,716,727)
Net increase (decrease)	2,844,692	1,001,361	$ 24,281,543	$ 8,645,371
Institutional Class
Shares sold	4,552,091	5,522,402	$ 38,479,836	$ 45,295,480
Reinvestment of distributions	194,425	159,936	1,657,127	1,333,527
Shares redeemed	(2,131,522)	(857,398)	(17,782,960)	(7,135,537)
Net increase (decrease)	2,614,994	4,824,940	$ 22,354,003	$ 39,493,470

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHII-USAN-0603
1.784885.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.4	2.7
Level 3 Communications, Inc.	4.9	2.9
Qwest Services Corp.	3.5	0.0
Rite Aid Corp.	3.2	6.4
Owens-Illinois, Inc.	3.2	6.5
	21.2
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	19.1	24.2
Electric Utilities	9.4	4.3
Cable TV	9.1	13.2
Food and Drug Retail	8.3	7.9
Energy	8.3	3.0
Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 0.3%	BBB 5.0%
BB 3.1%	BB 6.3%
B 32.7%	B 39.5%
CCC,CC,C 32.8%	CCC,CC,C 24.7%
D 1.5%	D 0.0%
Not Rated 1.5%	Not Rated 3.2%
Equities 10.3%	Equities 12.2%
Short-Term Investments and Net Other Assets 17.8%	Short-Term Investments and Net Other Assets 8.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Nonconvertible Bonds 62.9%		Nonconvertible Bonds 68.7%
	Convertible Bonds, Preferred Stocks 7.0%		Convertible Bonds, Preferred Stocks 11.3%
	Common Stocks 6.9%		Common Stocks 6.5%
	Other Investments 5.4%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets 17.8%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	3.1%	** Foreign investments	7.0%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 66.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 3.6%
Cable TV - 0.1%
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	$ 11,375	$ 2,503
Energy - 0.1%
Hanover Compressor Co. 4.75% 3/15/08	2,360	1,934
Food and Drug Retail - 0.1%
Rite Aid Corp. 4.75% 12/1/06 (f)	4,000	3,919
Healthcare - 2.4%
Renal Treatment Centers, Inc. 5.625% 7/15/06	2,000	2,053
Total Renal Care Holdings:
7% 5/15/09 (f)	21,760	22,141
7% 5/15/09	46,350	47,161
		71,355
Technology - 0.1%
Sanmina-SCI Corp. 0% 9/12/20	3,600	1,674
SCI Systems, Inc. 3% 3/15/07	1,340	1,126
		2,800
Telecommunications - 0.8%
American Tower Corp.:
5% 2/15/10	16,870	14,171
6.25% 10/15/09	6,900	6,176
Level 3 Communications, Inc. 6% 9/15/09	4,920	2,804
		23,151
TOTAL CONVERTIBLE BONDS		105,662
Nonconvertible Bonds - 62.9%
Aerospace - 0.1%
BE Aerospace, Inc. 8.875% 5/1/11	2,490	1,718
Air Transportation - 1.0%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	8,000	2,800
Continental Airlines, Inc. 8% 12/15/05	3,310	2,251
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	331	175
6.9% 1/2/18	2,207	1,898
7.256% 9/15/21	713	617
Delta Air Lines, Inc.:
7.7% 12/15/05	2,780	2,168
7.9% 12/15/09	6,410	4,455
8.3% 12/15/29	3,071	1,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 985	$ 690
7.779% 11/18/05	1,250	888
7.779% 1/2/12	2,355	1,602
Northwest Airlines, Inc.:
7.875% 3/15/08	1,450	805
8.875% 6/1/06	8,050	5,152
9.875% 3/15/07	800	496
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,888	1,208
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,074	1,743
		28,783
Automotive - 0.6%
Goodyear Tire & Rubber Co. 7.857% 8/15/11	23,280	17,227
Building Materials - 0.2%
Resolution Performance Products LLC:
9.5% 4/15/10 (f)	1,930	2,065
13.5% 11/15/10	4,510	4,837
		6,902
Cable TV - 5.6%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	27,380	18,071
9.625% 11/15/09	28,000	18,340
10% 4/1/09	16,110	10,633
10% 5/15/11	34,175	22,385
10.25% 1/15/10	12,465	8,227
EchoStar DBS Corp. 10.375% 10/1/07	23,020	25,552
Pegasus Communications Corp. 12.5% 8/1/07	14,159	13,309
Pegasus Satellite Communications, Inc. 0% 3/1/07 (d)	9,225	7,749
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	29,095	6,692
11.25% 11/1/08 (c)	20,297	4,668
Telewest PLC yankee:
9.625% 10/1/06 (c)	44,495	10,234
11% 10/1/07 (c)	75,358	16,579
		162,439
Capital Goods - 0.8%
FastenTech, Inc. 11.5% 5/1/11 (f)	3,410	3,529
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Hexcel Corp. 9.75% 1/15/09	$ 11,584	$ 11,236
Terex Corp. 10.375% 4/1/11	6,615	7,277
Wesco Distribution, Inc.:
9.125% 6/1/08	680	612
9.125% 6/1/08	680	612
		23,266
Chemicals - 1.6%
Avecia Group PLC 11% 7/1/09	9,385	8,587
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	6,690	4,014
Geon Co. 6.875% 12/15/05	900	869
HMP Equity Holdings Corp. 0% 5/15/08 unit	8,510	4,037
Huntsman ICI Chemicals LLC 10.125% 7/1/09	6,640	6,773
Lyondell Chemical Co. 9.5% 12/15/08 (f)	6,590	6,722
Millennium America, Inc. 9.25% 6/15/08	3,430	3,773
PolyOne Corp.:
8.875% 5/1/12	9,960	9,362
10.625% 5/15/10 (f)	2,320	2,320
		46,457
Consumer Products - 2.8%
Revlon Consumer Products Corp.:
8.125% 2/1/06	46,160	26,773
8.625% 2/1/08	28,227	12,420
9% 11/1/06	33,272	19,298
12% 12/1/05	24,655	23,422
		81,913
Containers - 2.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	4,460	3,189
Crown European Holdings SA 10.875% 3/1/13 (f)	6,600	7,128
Owens-Illinois, Inc.:
7.15% 5/15/05	30,845	31,231
7.5% 5/15/10	10,330	10,020
7.8% 5/15/18	9,710	8,788
8.1% 5/15/07	17,092	17,092
		77,448
Electric Utilities - 7.5%
AES Corp.:
8.375% 8/15/07	21,260	19,134
8.5% 11/1/07	6,760	6,084
8.75% 6/15/08	17,405	16,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
9.375% 9/15/10	$ 54,663	$ 53,570
9.5% 6/1/09	31,040	30,419
10.25% 7/15/06	5,610	5,442
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	10,776	9,591
8.75% 4/15/12 (f)	14,475	13,028
CMS Energy Corp.:
7.5% 1/15/09	8,000	7,640
8.5% 4/15/11	9,735	8,956
8.9% 7/15/08	14,025	14,025
Illinois Power Co. 11.5% 12/15/10 (f)	29,640	33,049
		217,473
Energy - 7.9%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)	2,840	3,117
El Paso Corp.:
7% 5/15/11	26,975	23,468
7.875% 6/15/12 (f)	830	735
El Paso Energy Corp.:
6.75% 5/15/09	36,090	31,398
6.95% 12/15/07	42,430	37,869
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/10 (f)	10,060	10,890
10.625% 12/1/12 (f)	1,940	2,212
Hanover Equipment Trust:
8.5% 9/1/08	7,730	7,885
8.75% 9/1/11	8,170	8,333
Southern Natural Gas Co. 8.875% 3/15/10 (f)	3,370	3,707
The Coastal Corp.:
6.5% 5/15/06	5,745	5,314
6.5% 6/1/08	6,585	5,663
6.95% 6/1/28	370	283
7.5% 8/15/06	5,730	5,329
7.75% 6/15/10	23,395	20,588
7.75% 10/15/35	4,095	3,215
Williams Companies, Inc.:
6.5% 8/1/06	20,410	19,619
6.75% 1/15/06	4,620	4,435
7.625% 7/15/19	4,160	3,765
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc.: - continued
7.875% 9/1/21	$ 5,205	$ 4,685
8.125% 3/15/12 (f)	6,675	6,575
9.25% 3/15/04	16,595	16,678
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	5,600	5,348
		231,111
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	1,887
Food and Drug Retail - 7.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	34,450	28,249
8.25% 7/15/10	59,937	52,445
Rite Aid Corp.:
6.125% 12/15/08 (f)	8,975	7,988
6.875% 8/15/13	5,860	5,040
7.125% 1/15/07	37,150	35,850
11.25% 7/1/08	11,855	12,744
12.5% 9/15/06	23,905	26,535
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	23,690	20,729
9.125% 12/15/11	29,935	26,193
		215,773
Food/Beverage/Tobacco - 0.4%
Chiquita Brands International, Inc. 10.56% 3/15/09	5,975	6,453
Doane Pet Care Co. 10.75% 3/1/10	5,270	5,718
		12,171
Gaming - 1.7%
MGM Mirage, Inc. 8.5% 9/15/10	4,690	5,282
MTR Gaming Group, Inc. 9.75% 4/1/10 (f)	3,240	3,378
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	10,130	11,143
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,000	5,050
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	23,820	25,726
		50,579
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - 0.4%
AmeriPath, Inc. 10.5% 4/1/13 (f)	$ 2,030	$ 2,152
Genesis Health Ventures, Inc. 6.29% 4/2/07 (g)	10,274	10,171
		12,323
Homebuilding/Real Estate - 0.8%
Champion Home Builders Co. 11.25% 4/15/07	17,395	15,134
Lyon William Homes, Inc. 10.75% 4/1/13	7,820	8,016
		23,150
Hotels - 0.1%
Capstar Hotel Co. 8.75% 8/15/07	3,390	2,517
Leisure - 1.4%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	3,420	3,471
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	33,600	36,120
		39,591
Metals/Mining - 0.3%
Haynes International, Inc. 11.625% 9/1/04	9,430	4,856
Metallurg, Inc. 11% 12/1/07	7,444	4,392
		9,248
Paper - 0.4%
Bowater Canada Finance Corp. 7.95% 11/15/11	10,850	11,426
Publishing/Printing - 0.5%
American Color Graphics, Inc. 12.75% 8/1/05	15,420	15,420
Railroad - 0.3%
TFM SA de CV 12.5% 6/15/12	8,880	9,368
Services - 0.4%
Foster Wheeler Corp. 6.75% 11/15/05	4,780	2,916
JohnsonDiversey, Inc. 9.625% 5/15/12	7,185	7,904
		10,820
Shipping - 0.2%
General Maritime Corp. 10% 3/15/13 (f)	6,700	7,236
Super Retail - 1.2%
Barneys, Inc. 9% 4/1/08 unit (f)	6,720	5,846
J. Crew Group, Inc. 13.125% 10/15/08	17,830	12,659
J. Crew Operating Corp. 10.375% 10/15/07	17,705	16,289
		34,794
Technology - 1.2%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	215	237
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10 (f)	$ 13,430	$ 14,639
PerkinElmer, Inc. 8.875% 1/15/13 (f)	6,690	7,158
Sanmina-SCI Corp. 10.375% 1/15/10 (f)	5,040	5,695
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	4,370	3,256
Xerox Corp. 9.75% 1/15/09 (f)	3,710	4,118
		35,103
Telecommunications - 13.4%
Crown Castle International Corp.:
0% 8/1/11 (d)	12,230	11,007
9.375% 8/1/11	9,405	9,123
9.5% 8/1/11	4,070	3,989
10.625% 11/15/07	3,191	3,287
10.75% 8/1/11	30,475	31,542
Level 3 Communications, Inc.:
0% 12/1/08 (d)	34,190	24,617
0% 3/15/10 (d)	18,140	11,065
9.125% 5/1/08	5,000	4,100
11% 3/15/08	37,920	31,853
Nextel Partners, Inc.:
11% 3/15/10	7,720	8,106
11% 3/15/10	14,720	15,456
12.5% 11/15/09	14,005	15,265
Qwest Corp. 8.875% 3/15/12 (f)	7,930	8,683
Qwest Services Corp. 13.5% 12/15/10 (f)	92,354	102,500
Satelites Mexicanos SA de CV 5.815% 6/30/04 (f)(g)	10,094	8,883
SBA Communications Corp. 10.25% 2/1/09	7,380	6,347
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	20,450	17,178
Time Warner Telecom, Inc. 10.125% 2/1/11	26,954	22,507
Triton PCS, Inc.:
0% 5/1/08 (d)	4,340	4,340
8.75% 11/15/11	5,440	5,086
9.375% 2/1/11	5,340	5,073
WorldCom, Inc.:
6.4% 8/15/05 (c)	29,175	8,315
6.5% 5/15/04 (c)	11,465	3,268
7.375% 1/15/06 (c)(f)	36,615	10,435
7.5% 5/15/11 (c)	33,895	9,660
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
WorldCom, Inc.: - continued
7.75% 4/1/27 (c)	$ 5,000	$ 1,425
8% 5/15/06 (c)	26,270	7,487
8.25% 5/15/31 (c)	4,630	1,320
		391,917
Textiles & Apparel - 1.9%
Dan River, Inc. 12.75% 4/15/09 (f)	5,390	5,309
Levi Strauss & Co.:
7% 11/1/06	11,355	9,084
11.625% 1/15/08	11,040	9,439
12.25% 12/15/12 (f)	11,615	9,757
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	19,206	16,133
WestPoint Stevens, Inc.:
7.875% 6/15/05	6,970	1,289
7.875% 6/15/08	23,640	4,373
		55,384
TOTAL NONCONVERTIBLE BONDS		1,833,444
TOTAL CORPORATE BONDS (Cost $1,845,605)		1,939,106
Commercial Mortgage Securities - 0.3%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9392% 4/29/39 (f)(g) (Cost $8,454)	10,700	9,239
Common Stocks - 6.9%
	Shares
Air Transportation - 0.0%
Continental Airlines, Inc. Class B (a)	493	4
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,928	0
Cable TV - 1.5%
EchoStar Communications Corp. Class A (a)	1,482,796	44,425
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
		44,425
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Consumer Products - 0.0%
Revlon, Inc. Class A (a)	200,900	$ 647
Containers - 0.9%
Owens-Illinois, Inc. (a)	2,920,800	25,966
Trivest 1992 Special Fund Ltd. (h)	3,037,732	61
		26,027
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Electric Utilities - 1.9%
AES Corp. (a)	9,382,509	56,389
Energy - 0.3%
Chesapeake Energy Corp.	1,000,000	8,060
Entertainment/Film - 0.3%
AMC Entertainment, Inc. (a)	772,300	7,399
Livent, Inc. (a)	125,200	0
		7,399
Food and Drug Retail - 0.8%
Pathmark Stores, Inc. (a)(e)	2,811,078	19,649
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	823
Rite Aid Corp. (a)	1,233,272	4,193
		24,665
Healthcare - 0.9%
DaVita, Inc. (a)	1,315,500	27,126
Steels - 0.1%
AK Steel Holding Corp. (a)	484,186	1,414
Technology - 0.1%
ChipPAC, Inc. Class A (a)	300,000	1,620
Telecommunications - 0.1%
McLeodUSA, Inc. Class A (a)	1,941,950	1,204
SpectraSite, Inc. (a)	36,484	1,295
		2,499
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B	42,253	813
Pillowtex Corp. (a)	490,256	93
		906
TOTAL COMMON STOCKS (Cost $203,431)		201,258
Preferred Stocks - 3.4%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.4%
Paper - 0.4%
Temple-Inland, Inc. $3.75 DECS	232,000	$ 10,742
Nonconvertible Preferred Stocks - 3.0%
Broadcasting - 0.6%
Granite Broadcasting Corp. $127.50 pay-in-kind	24,100	16,147
Cable TV - 1.9%
CSC Holdings, Inc.:
Series H, $11.75	185,000	19,333
Series M, $11.125	359,500	37,478
		56,811
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II $88.75	10,340	10,670
Technology - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	99	77
Telecommunications - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	3,466
TOTAL NONCONVERTIBLE PREFERRED STOCKS		87,171
TOTAL PREFERRED STOCKS (Cost $121,791)		97,913
Floating Rate Loans - 5.1%
	Principal Amount (000s)
Chemicals - 0.2%
Huntsman Co. LLC:
Tranche A term loan 5.8791% 3/31/07 (g)	$ 4,819	4,517
Tranche B term loan 7.875% 3/31/07 (g)	2,311	2,167
		6,684
Hotels - 0.0%
Wyndham International, Inc. term loan 6.0625% 6/30/06 (g)	223	163
Technology - 0.2%
Xerox Corp. Tranche A term loan 5.8236% 4/30/05 (g)	5,399	5,345
Telecommunications - 4.7%
Broadwing, Inc. Tranche C term loan 5.0479% 6/29/07 (g)	3,596	3,479
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Centennial Puerto Rico Operations Corp.:
Tranche B term loan 4.3478% 5/31/07 (g)	$ 2,716	$ 2,281
Tranche C term loan 4.5529% 11/30/07 (g)	2,705	2,272
Level 3 Communications, Inc.:
Tranche A term loan 4.64% 9/30/07 (g)	13,635	11,863
Tranche B term loan 5.64% 1/15/08 (g)	8,020	6,977
Tranche C term loan 5.84% 1/30/08 (g)	58,960	51,295
McLeodUSA, Inc.:
revolver loan 4.8667% 5/31/07 (g)	3,269	1,700
Tranche A term loan 4.7517% 5/31/07 (g)	4,968	2,583
Tranche B term loan 5.47% 5/30/08 (g)	81,905	42,590
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (g)	4,328	4,242
Tranche C term loan 5% 12/31/08 (g)	4,328	4,242
SpectraSite Communications, Inc. Tranche B term loan 5.3288% 12/31/07 (g)	2,651	2,505
		136,029
TOTAL FLOATING RATE LOANS (Cost $137,458)		148,221
Money Market Funds - 16.1%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $471,073)	471,072,625	471,073
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $2,114)	$ 2,114	$ 2,114
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,789,926)		2,868,924
NET OTHER ASSETS - 1.6%		47,276
NET ASSETS - 100%		$ 2,916,200
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $373,090,000 or 12.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 3/31/03	$ 18,490
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,479,017,000 and $1,456,043,000, respectively.
The fund invested in loans and loan participation, trade claims or other receivables. At period end, the value of these investments amounted to $148,221,000 or 5.1% of net assets.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,194,000 or 0.6% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $15,306,000. The weighted average interest rate was 1.37%. Interest expense includes $1,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $1,490,472,000 of which $34,735,000, $488,178,000, $488,641,000 and $478,918,000 will expire on October 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,573 and repurchase agreements of $2,114) (cost $2,789,926) - See accompanying schedule		$ 2,868,924
Cash		1,069
Receivable for investments sold		18,305
Receivable for fund shares sold		16,608
Interest receivable		52,070
Other receivables		8
Total assets		2,956,984

Liabilities
Payable for investments purchased	$ 29,408
Payable for fund shares redeemed	4,363
Distributions payable	2,389
Accrued management fee	1,329
Distribution fees payable	925
Other payables and accrued expenses	520
Collateral on securities loaned, at value	1,850
Total liabilities		40,784

Net Assets		$ 2,916,200
Net Assets consist of:
Paid in capital		$ 4,139,709
Undistributed net investment income		96,528
Accumulated undistributed net realized gain (loss) on investments		(1,399,035)
Net unrealized appreciation (depreciation) on investments		78,998
Net Assets		$ 2,916,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($258,075 ÷ 30,294 shares)	$ 8.52

Maximum offering price per share (100/95.25 of $8.52)	$ 8.94
Class T: Net Asset Value and redemption price per share ($1,735,098 ÷ 203,174 shares)	$ 8.54

Maximum offering price per share (100/96.50 of $8.54)	$ 8.85
Class B: Net Asset Value and offering price per share ($558,429 ÷ 65,760 shares) A	$ 8.49

Class C: Net Asset Value and offering price per share ($192,986 ÷ 22,668 shares) A	$ 8.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,612 ÷ 20,694 shares)	$ 8.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 8,237
Interest		128,352
Total income		136,589

Expenses
Management fee	$ 6,849
Transfer agent fees	2,389
Distribution fees	4,890
Accounting and security lending fees	315
Non-interested trustees' compensation	5
Depreciation in deferred trustee compensation account	(1)
Custodian fees and expenses	35
Registration fees	91
Audit	27
Legal	92
Interest	1
Miscellaneous	4
Total expenses before reductions	14,697
Expense reductions	(12)	14,685
Net investment income (loss)		121,904
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		81,346
Change in net unrealized appreciation (depreciation) on investment securities		559,329
Net gain (loss)		640,675
Net increase (decrease) in net assets resulting from operations		$ 762,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,904	$ 231,624
Net realized gain (loss)	81,346	(525,349)
Change in net unrealized appreciation (depreciation)	559,329	(33,435)
Net increase (decrease) in net assets resulting from operations	762,579	(327,160)
Distributions to shareholders from net investment income	(105,112)	(202,863)
Share transactions - net increase (decrease)	391,899	(252,315)
Total increase (decrease) in net assets	1,049,366	(782,338)

Net Assets
Beginning of period	1,866,834	2,649,172
End of period (including undistributed net investment income of $96,528 and undistributed net investment income of $79,736, respectively)	$ 2,916,200	$ 1,866,834

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09	$ 12.93
Income from Investment Operations
Net investment income (loss) E	.400	.767G,H	.869	1.059	1.022	1.111
Net realized and unrealized gain (loss)	2.068	(1.866) G,H	(1.558)	(1.634)	.287	(1.603)
Total from investment operations	2.468	(1.099)	(.689)	(.575)	1.309	(.492)
Distributions from net investment income	(.348)	(.671)	(.781)	(.905)	(1.030)	(1.048)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.049)	-
Total distributions	(.348)	(.671)	(.781)	(.905)	(1.279)	(1.348)
Net asset value, end of period	$ 8.52	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09
Total Return B,C, D	39.34%	(14.39)%	(7.64)%	(5.66)%	11.98%	(4.55)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	1.02%	.97%	.94%	.95%	1.01%
Expenses net of voluntary waivers, if any	1.01% A	1.02%	.97%	.94%	.95%	1.01%
Expenses net of all reductions	1.01% A	1.01%	.97%	.94%	.95%	1.00%
Net investment income (loss)	10.68% A	10.12%G,H	9.53%	9.86%	8.89%	9.03%
Supplemental Data
Net assets, end of period (in millions)	$ 258	$ 157	$ 189	$ 209	$ 221	$ 117
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11	$ 12.94
Income from Investment Operations
Net investment income (loss) E	.398	.766 G,H	.865	1.055	1.021	1.119
Net realized and unrealized gain (loss)	2.067	(1.860) G,H	(1.572)	(1.640)	.274	(1.612)
Total from investment operations	2.465	(1.094)	(.707)	(.585)	1.295	(.493)
Distributions from net investment income	(.345)	(.666)	(.773)	(.895)	(1.017)	(1.037)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.048)	-
Total distributions	(.345)	(.666)	(.773)	(.895)	(1.265)	(1.337)
Net asset value, end of period	$ 8.54	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11
Total Return B,C,D	39.17%	(14.30)%	(7.81)%	(5.73)%	11.83%	(4.54)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.08% A	1.08%	1.06%	1.03%	1.04%	1.07%
Expenses net of voluntary waivers, if any	1.08% A	1.08%	1.06%	1.03%	1.04%	1.07%
Expenses net of all reductions	1.08% A	1.08%	1.05%	1.03%	1.04%	1.07%
Net investment income (loss)	10.62% A	10.05 %G,H	9.45%	9.76%	8.80%	8.91%
Supplemental Data
Net assets, end of period (in millions)	$ 1,735	$ 1,070	$ 1,473	$ 1,777	$ 2,351	$ 2,322
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07	$ 12.89
Income from Investment Operations
Net investment income (loss) E	.370	.712 G,H	.801	.978	.938	1.024
Net realized and unrealized gain (loss)	2.059	(1.868) G,H	(1.549)	(1.634)	.276	(1.588)
Total from investment operations	2.429	(1.156)	(.748)	(.656)	1.214	(.564)
Distributions from net investment income	(.319)	(.614)	(.712)	(.824)	(.949)	(.956)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.045)	-
Total distributions	(.319)	(.614)	(.712)	(.824)	(1.194)	(1.256)
Net asset value, end of period	$ 8.49	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07
Total Return B,C,D	38.79%	(15.07)%	(8.25)%	(6.39)%	11.10%	(5.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.78% A	1.78%	1.73%	1.70%	1.70%	1.74%
Expenses net of voluntary waivers, if any	1.78% A	1.78%	1.73%	1.70%	1.70%	1.74%
Expenses net of all reductions	1.78% A	1.77%	1.72%	1.70%	1.69%	1.74%
Net investment income (loss)	9.91% A	9.36% G,H	8.78%	9.10%	8.15%	8.25%
Supplemental Data
Net assets, end of period (in millions)	$ 558	$ 426	$ 704	$ 956	$ 1,192	$ 923
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.368	.708 H,I	.796	.969	.926	.988
Net realized and unrealized gain (loss)	2.058	(1.859)H,I	(1.560)	(1.634)	.280	(1.639)
Total from investment operations	2.426	(1.151)	(.764)	(.665)	1.206	(.651)
Distributions from net investment income	(.316)	(.609)	(.706)	(.815)	(.941)	(.929)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.045)	-
Total distributions	(.316)	(.609)	(.706)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 8.51	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09
Total Return B,C,D	38.62%	(14.98)%	(8.41)%	(6.45)%	11.00%	(5.73)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.84%	1.80%	1.78%	1.78%	1.86% A
Expenses net of voluntary waivers, if any	1.84% A	1.84%	1.80%	1.78%	1.78%	1.86% A
Expenses net of all reductions	1.84% A	1.84%	1.79%	1.78%	1.78%	1.86% A
Net investment income (loss)	9.85% A	9.29% H,I	8.71%	9.02%	8.06%	8.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 132	$ 197	$ 247	$ 269	$ 130
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.396	.759 F,G	.862	1.055	1.024	1.123
Net realized and unrealized gain (loss)	2.008	(1.805) F,G	(1.528)	(1.606)	.269	(1.562)
Total from investment operations	2.404	(1.046)	(.666)	(.551)	1.293	(.439)
Distributions from net investment income	(.354)	(.684)	(.794)	(.919)	(1.044)	(1.071)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.049)	-
Total distributions	(.354)	(.684)	(.794)	(.919)	(1.293)	(1.371)
Net asset value, end of period	$ 8.29	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90
Total Return B,C	39.35%	(14.09)%	(7.58)%	(5.56)%	12.05%	(4.21)%
Ratios to Average Net Assets E
Expenses before expense reductions	.84% A	.85%	.83%	.82%	.82%	.83%
Expenses net of voluntary waivers, if any	.84% A	.85%	.83%	.82%	.82%	.83%
Expenses net of all reductions	.83% A	.85%	.83%	.82%	.81%	.83%
Net investment income (loss)	10.86% A	10.28 %F,G	9.67%	9.98%	9.03%	9.12%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 82	$ 87	$ 89	$ 123	$ 113
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $21,068 with a corresponding decrease to realized and unrealized loss of $18,529 and $2,539, respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 362,634	|
Unrealized depreciation	(246,340)
Net unrealized appreciation (depreciation)	$ 116,294
Cost for federal income tax purposes	$ 2,752,630

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 150	$ 1
Class T	0%	.25%	1,738	31
Class B	.65%	.25%	2,213	1,604
Class C	.75%	.25%	789	103
			$ 4,890	$ 1,739

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35
Class T	49
Class B*	642
Class C*	13
$ 739

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 227	.23*
Class T	1,310	.19*
Class B	579	.24*
Class C	158	.20*
Institutional Class	115	.20*
	$ 2,389

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $913 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $5.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 9,182	$ 16,162
Class T	62,950	115,656
Class B	20,820	48,298
Class C	6,576	14,125
Institutional Class	5,584	8,622
Total	$ 105,112	$ 202,863

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	14,822	21,043	$ 113,134	$ 159,197
Reinvestment of distributions	770	1,377	5,847	10,381
Shares redeemed	(9,892)	(20,911)	(74,489)	(158,574)
Net increase (decrease)	5,700	1,509	$ 44,492	$ 11,004
Class T
Shares sold	86,214	85,605	$ 646,521	$ 638,278
Reinvestment of distributions	6,923	12,279	52,714	92,952
Shares redeemed	(56,671)	(111,104)	(419,839)	(840,910)
Net increase (decrease)	36,466	(13,220)	$ 279,396	$ (109,680)
Class B
Shares sold	5,664	9,029	$ 43,551	$ 69,180
Reinvestment of distributions	1,696	3,846	12,803	29,103
Shares redeemed	(8,309)	(32,582)	(62,021)	(243,268)
Net increase (decrease)	(949)	(19,707)	$ (5,667)	$ (144,985)
Class C
Shares sold	5,585	9,341	$ 43,146	$ 71,251
Reinvestment of distributions	508	1,069	3,854	8,109
Shares redeemed	(4,066)	(13,949)	(30,528)	(104,686)
Net increase (decrease)	2,027	(3,539)	$ 16,472	$ (25,326)
Institutional Class
Shares sold	16,914	16,721	$ 125,331	$ 121,164
Reinvestment of distributions	641	966	4,740	7,097
Shares redeemed	(9,996)	(15,426)	(72,865)	(111,589)
Net increase (decrease)	7,559	2,261	$ 57,206	$ 16,672

11. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ -	$ -	$ -	$ 19,649

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HY-USAN-0603
1.784886.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.4	2.7
Level 3 Communications, Inc.	4.9	2.9
Qwest Services Corp.	3.5	0.0
Rite Aid Corp.	3.2	6.4
Owens-Illinois, Inc.	3.2	6.5
	21.2
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	19.1	24.2
Electric Utilities	9.4	4.3
Cable TV	9.1	13.2
Food and Drug Retail	8.3	7.9
Energy	8.3	3.0
Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 0.3%	BBB 5.0%
BB 3.1%	BB 6.3%
B 32.7%	B 39.5%
CCC,CC,C 32.8%	CCC,CC,C 24.7%
D 1.5%	D 0.0%
Not Rated 1.5%	Not Rated 3.2%
Equities 10.3%	Equities 12.2%
Short-Term Investments and Net Other Assets 17.8%	Short-Term Investments and Net Other Assets 8.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Nonconvertible Bonds 62.9%		Nonconvertible Bonds 68.7%
	Convertible Bonds, Preferred Stocks 7.0%		Convertible Bonds, Preferred Stocks 11.3%
	Common Stocks 6.9%		Common Stocks 6.5%
	Other Investments 5.4%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets 17.8%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	3.1%	** Foreign investments	7.0%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 66.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 3.6%
Cable TV - 0.1%
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	$ 11,375	$ 2,503
Energy - 0.1%
Hanover Compressor Co. 4.75% 3/15/08	2,360	1,934
Food and Drug Retail - 0.1%
Rite Aid Corp. 4.75% 12/1/06 (f)	4,000	3,919
Healthcare - 2.4%
Renal Treatment Centers, Inc. 5.625% 7/15/06	2,000	2,053
Total Renal Care Holdings:
7% 5/15/09 (f)	21,760	22,141
7% 5/15/09	46,350	47,161
		71,355
Technology - 0.1%
Sanmina-SCI Corp. 0% 9/12/20	3,600	1,674
SCI Systems, Inc. 3% 3/15/07	1,340	1,126
		2,800
Telecommunications - 0.8%
American Tower Corp.:
5% 2/15/10	16,870	14,171
6.25% 10/15/09	6,900	6,176
Level 3 Communications, Inc. 6% 9/15/09	4,920	2,804
		23,151
TOTAL CONVERTIBLE BONDS		105,662
Nonconvertible Bonds - 62.9%
Aerospace - 0.1%
BE Aerospace, Inc. 8.875% 5/1/11	2,490	1,718
Air Transportation - 1.0%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	8,000	2,800
Continental Airlines, Inc. 8% 12/15/05	3,310	2,251
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	331	175
6.9% 1/2/18	2,207	1,898
7.256% 9/15/21	713	617
Delta Air Lines, Inc.:
7.7% 12/15/05	2,780	2,168
7.9% 12/15/09	6,410	4,455
8.3% 12/15/29	3,071	1,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 985	$ 690
7.779% 11/18/05	1,250	888
7.779% 1/2/12	2,355	1,602
Northwest Airlines, Inc.:
7.875% 3/15/08	1,450	805
8.875% 6/1/06	8,050	5,152
9.875% 3/15/07	800	496
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,888	1,208
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,074	1,743
		28,783
Automotive - 0.6%
Goodyear Tire & Rubber Co. 7.857% 8/15/11	23,280	17,227
Building Materials - 0.2%
Resolution Performance Products LLC:
9.5% 4/15/10 (f)	1,930	2,065
13.5% 11/15/10	4,510	4,837
		6,902
Cable TV - 5.6%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	27,380	18,071
9.625% 11/15/09	28,000	18,340
10% 4/1/09	16,110	10,633
10% 5/15/11	34,175	22,385
10.25% 1/15/10	12,465	8,227
EchoStar DBS Corp. 10.375% 10/1/07	23,020	25,552
Pegasus Communications Corp. 12.5% 8/1/07	14,159	13,309
Pegasus Satellite Communications, Inc. 0% 3/1/07 (d)	9,225	7,749
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	29,095	6,692
11.25% 11/1/08 (c)	20,297	4,668
Telewest PLC yankee:
9.625% 10/1/06 (c)	44,495	10,234
11% 10/1/07 (c)	75,358	16,579
		162,439
Capital Goods - 0.8%
FastenTech, Inc. 11.5% 5/1/11 (f)	3,410	3,529
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Hexcel Corp. 9.75% 1/15/09	$ 11,584	$ 11,236
Terex Corp. 10.375% 4/1/11	6,615	7,277
Wesco Distribution, Inc.:
9.125% 6/1/08	680	612
9.125% 6/1/08	680	612
		23,266
Chemicals - 1.6%
Avecia Group PLC 11% 7/1/09	9,385	8,587
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	6,690	4,014
Geon Co. 6.875% 12/15/05	900	869
HMP Equity Holdings Corp. 0% 5/15/08 unit	8,510	4,037
Huntsman ICI Chemicals LLC 10.125% 7/1/09	6,640	6,773
Lyondell Chemical Co. 9.5% 12/15/08 (f)	6,590	6,722
Millennium America, Inc. 9.25% 6/15/08	3,430	3,773
PolyOne Corp.:
8.875% 5/1/12	9,960	9,362
10.625% 5/15/10 (f)	2,320	2,320
		46,457
Consumer Products - 2.8%
Revlon Consumer Products Corp.:
8.125% 2/1/06	46,160	26,773
8.625% 2/1/08	28,227	12,420
9% 11/1/06	33,272	19,298
12% 12/1/05	24,655	23,422
		81,913
Containers - 2.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	4,460	3,189
Crown European Holdings SA 10.875% 3/1/13 (f)	6,600	7,128
Owens-Illinois, Inc.:
7.15% 5/15/05	30,845	31,231
7.5% 5/15/10	10,330	10,020
7.8% 5/15/18	9,710	8,788
8.1% 5/15/07	17,092	17,092
		77,448
Electric Utilities - 7.5%
AES Corp.:
8.375% 8/15/07	21,260	19,134
8.5% 11/1/07	6,760	6,084
8.75% 6/15/08	17,405	16,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
9.375% 9/15/10	$ 54,663	$ 53,570
9.5% 6/1/09	31,040	30,419
10.25% 7/15/06	5,610	5,442
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	10,776	9,591
8.75% 4/15/12 (f)	14,475	13,028
CMS Energy Corp.:
7.5% 1/15/09	8,000	7,640
8.5% 4/15/11	9,735	8,956
8.9% 7/15/08	14,025	14,025
Illinois Power Co. 11.5% 12/15/10 (f)	29,640	33,049
		217,473
Energy - 7.9%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)	2,840	3,117
El Paso Corp.:
7% 5/15/11	26,975	23,468
7.875% 6/15/12 (f)	830	735
El Paso Energy Corp.:
6.75% 5/15/09	36,090	31,398
6.95% 12/15/07	42,430	37,869
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/10 (f)	10,060	10,890
10.625% 12/1/12 (f)	1,940	2,212
Hanover Equipment Trust:
8.5% 9/1/08	7,730	7,885
8.75% 9/1/11	8,170	8,333
Southern Natural Gas Co. 8.875% 3/15/10 (f)	3,370	3,707
The Coastal Corp.:
6.5% 5/15/06	5,745	5,314
6.5% 6/1/08	6,585	5,663
6.95% 6/1/28	370	283
7.5% 8/15/06	5,730	5,329
7.75% 6/15/10	23,395	20,588
7.75% 10/15/35	4,095	3,215
Williams Companies, Inc.:
6.5% 8/1/06	20,410	19,619
6.75% 1/15/06	4,620	4,435
7.625% 7/15/19	4,160	3,765
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc.: - continued
7.875% 9/1/21	$ 5,205	$ 4,685
8.125% 3/15/12 (f)	6,675	6,575
9.25% 3/15/04	16,595	16,678
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	5,600	5,348
		231,111
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	1,887
Food and Drug Retail - 7.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	34,450	28,249
8.25% 7/15/10	59,937	52,445
Rite Aid Corp.:
6.125% 12/15/08 (f)	8,975	7,988
6.875% 8/15/13	5,860	5,040
7.125% 1/15/07	37,150	35,850
11.25% 7/1/08	11,855	12,744
12.5% 9/15/06	23,905	26,535
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	23,690	20,729
9.125% 12/15/11	29,935	26,193
		215,773
Food/Beverage/Tobacco - 0.4%
Chiquita Brands International, Inc. 10.56% 3/15/09	5,975	6,453
Doane Pet Care Co. 10.75% 3/1/10	5,270	5,718
		12,171
Gaming - 1.7%
MGM Mirage, Inc. 8.5% 9/15/10	4,690	5,282
MTR Gaming Group, Inc. 9.75% 4/1/10 (f)	3,240	3,378
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	10,130	11,143
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,000	5,050
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	23,820	25,726
		50,579
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - 0.4%
AmeriPath, Inc. 10.5% 4/1/13 (f)	$ 2,030	$ 2,152
Genesis Health Ventures, Inc. 6.29% 4/2/07 (g)	10,274	10,171
		12,323
Homebuilding/Real Estate - 0.8%
Champion Home Builders Co. 11.25% 4/15/07	17,395	15,134
Lyon William Homes, Inc. 10.75% 4/1/13	7,820	8,016
		23,150
Hotels - 0.1%
Capstar Hotel Co. 8.75% 8/15/07	3,390	2,517
Leisure - 1.4%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	3,420	3,471
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	33,600	36,120
		39,591
Metals/Mining - 0.3%
Haynes International, Inc. 11.625% 9/1/04	9,430	4,856
Metallurg, Inc. 11% 12/1/07	7,444	4,392
		9,248
Paper - 0.4%
Bowater Canada Finance Corp. 7.95% 11/15/11	10,850	11,426
Publishing/Printing - 0.5%
American Color Graphics, Inc. 12.75% 8/1/05	15,420	15,420
Railroad - 0.3%
TFM SA de CV 12.5% 6/15/12	8,880	9,368
Services - 0.4%
Foster Wheeler Corp. 6.75% 11/15/05	4,780	2,916
JohnsonDiversey, Inc. 9.625% 5/15/12	7,185	7,904
		10,820
Shipping - 0.2%
General Maritime Corp. 10% 3/15/13 (f)	6,700	7,236
Super Retail - 1.2%
Barneys, Inc. 9% 4/1/08 unit (f)	6,720	5,846
J. Crew Group, Inc. 13.125% 10/15/08	17,830	12,659
J. Crew Operating Corp. 10.375% 10/15/07	17,705	16,289
		34,794
Technology - 1.2%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	215	237
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10 (f)	$ 13,430	$ 14,639
PerkinElmer, Inc. 8.875% 1/15/13 (f)	6,690	7,158
Sanmina-SCI Corp. 10.375% 1/15/10 (f)	5,040	5,695
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	4,370	3,256
Xerox Corp. 9.75% 1/15/09 (f)	3,710	4,118
		35,103
Telecommunications - 13.4%
Crown Castle International Corp.:
0% 8/1/11 (d)	12,230	11,007
9.375% 8/1/11	9,405	9,123
9.5% 8/1/11	4,070	3,989
10.625% 11/15/07	3,191	3,287
10.75% 8/1/11	30,475	31,542
Level 3 Communications, Inc.:
0% 12/1/08 (d)	34,190	24,617
0% 3/15/10 (d)	18,140	11,065
9.125% 5/1/08	5,000	4,100
11% 3/15/08	37,920	31,853
Nextel Partners, Inc.:
11% 3/15/10	7,720	8,106
11% 3/15/10	14,720	15,456
12.5% 11/15/09	14,005	15,265
Qwest Corp. 8.875% 3/15/12 (f)	7,930	8,683
Qwest Services Corp. 13.5% 12/15/10 (f)	92,354	102,500
Satelites Mexicanos SA de CV 5.815% 6/30/04 (f)(g)	10,094	8,883
SBA Communications Corp. 10.25% 2/1/09	7,380	6,347
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	20,450	17,178
Time Warner Telecom, Inc. 10.125% 2/1/11	26,954	22,507
Triton PCS, Inc.:
0% 5/1/08 (d)	4,340	4,340
8.75% 11/15/11	5,440	5,086
9.375% 2/1/11	5,340	5,073
WorldCom, Inc.:
6.4% 8/15/05 (c)	29,175	8,315
6.5% 5/15/04 (c)	11,465	3,268
7.375% 1/15/06 (c)(f)	36,615	10,435
7.5% 5/15/11 (c)	33,895	9,660
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
WorldCom, Inc.: - continued
7.75% 4/1/27 (c)	$ 5,000	$ 1,425
8% 5/15/06 (c)	26,270	7,487
8.25% 5/15/31 (c)	4,630	1,320
		391,917
Textiles & Apparel - 1.9%
Dan River, Inc. 12.75% 4/15/09 (f)	5,390	5,309
Levi Strauss & Co.:
7% 11/1/06	11,355	9,084
11.625% 1/15/08	11,040	9,439
12.25% 12/15/12 (f)	11,615	9,757
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	19,206	16,133
WestPoint Stevens, Inc.:
7.875% 6/15/05	6,970	1,289
7.875% 6/15/08	23,640	4,373
		55,384
TOTAL NONCONVERTIBLE BONDS		1,833,444
TOTAL CORPORATE BONDS (Cost $1,845,605)		1,939,106
Commercial Mortgage Securities - 0.3%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9392% 4/29/39 (f)(g) (Cost $8,454)	10,700	9,239
Common Stocks - 6.9%
	Shares
Air Transportation - 0.0%
Continental Airlines, Inc. Class B (a)	493	4
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,928	0
Cable TV - 1.5%
EchoStar Communications Corp. Class A (a)	1,482,796	44,425
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
		44,425
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Consumer Products - 0.0%
Revlon, Inc. Class A (a)	200,900	$ 647
Containers - 0.9%
Owens-Illinois, Inc. (a)	2,920,800	25,966
Trivest 1992 Special Fund Ltd. (h)	3,037,732	61
		26,027
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Electric Utilities - 1.9%
AES Corp. (a)	9,382,509	56,389
Energy - 0.3%
Chesapeake Energy Corp.	1,000,000	8,060
Entertainment/Film - 0.3%
AMC Entertainment, Inc. (a)	772,300	7,399
Livent, Inc. (a)	125,200	0
		7,399
Food and Drug Retail - 0.8%
Pathmark Stores, Inc. (a)(e)	2,811,078	19,649
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	823
Rite Aid Corp. (a)	1,233,272	4,193
		24,665
Healthcare - 0.9%
DaVita, Inc. (a)	1,315,500	27,126
Steels - 0.1%
AK Steel Holding Corp. (a)	484,186	1,414
Technology - 0.1%
ChipPAC, Inc. Class A (a)	300,000	1,620
Telecommunications - 0.1%
McLeodUSA, Inc. Class A (a)	1,941,950	1,204
SpectraSite, Inc. (a)	36,484	1,295
		2,499
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B	42,253	813
Pillowtex Corp. (a)	490,256	93
		906
TOTAL COMMON STOCKS (Cost $203,431)		201,258
Preferred Stocks - 3.4%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.4%
Paper - 0.4%
Temple-Inland, Inc. $3.75 DECS	232,000	$ 10,742
Nonconvertible Preferred Stocks - 3.0%
Broadcasting - 0.6%
Granite Broadcasting Corp. $127.50 pay-in-kind	24,100	16,147
Cable TV - 1.9%
CSC Holdings, Inc.:
Series H, $11.75	185,000	19,333
Series M, $11.125	359,500	37,478
		56,811
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II $88.75	10,340	10,670
Technology - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	99	77
Telecommunications - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	3,466
TOTAL NONCONVERTIBLE PREFERRED STOCKS		87,171
TOTAL PREFERRED STOCKS (Cost $121,791)		97,913
Floating Rate Loans - 5.1%
	Principal Amount (000s)
Chemicals - 0.2%
Huntsman Co. LLC:
Tranche A term loan 5.8791% 3/31/07 (g)	$ 4,819	4,517
Tranche B term loan 7.875% 3/31/07 (g)	2,311	2,167
		6,684
Hotels - 0.0%
Wyndham International, Inc. term loan 6.0625% 6/30/06 (g)	223	163
Technology - 0.2%
Xerox Corp. Tranche A term loan 5.8236% 4/30/05 (g)	5,399	5,345
Telecommunications - 4.7%
Broadwing, Inc. Tranche C term loan 5.0479% 6/29/07 (g)	3,596	3,479
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Centennial Puerto Rico Operations Corp.:
Tranche B term loan 4.3478% 5/31/07 (g)	$ 2,716	$ 2,281
Tranche C term loan 4.5529% 11/30/07 (g)	2,705	2,272
Level 3 Communications, Inc.:
Tranche A term loan 4.64% 9/30/07 (g)	13,635	11,863
Tranche B term loan 5.64% 1/15/08 (g)	8,020	6,977
Tranche C term loan 5.84% 1/30/08 (g)	58,960	51,295
McLeodUSA, Inc.:
revolver loan 4.8667% 5/31/07 (g)	3,269	1,700
Tranche A term loan 4.7517% 5/31/07 (g)	4,968	2,583
Tranche B term loan 5.47% 5/30/08 (g)	81,905	42,590
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (g)	4,328	4,242
Tranche C term loan 5% 12/31/08 (g)	4,328	4,242
SpectraSite Communications, Inc. Tranche B term loan 5.3288% 12/31/07 (g)	2,651	2,505
		136,029
TOTAL FLOATING RATE LOANS (Cost $137,458)		148,221
Money Market Funds - 16.1%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $471,073)	471,072,625	471,073
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $2,114)	$ 2,114	$ 2,114
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,789,926)		2,868,924
NET OTHER ASSETS - 1.6%		47,276
NET ASSETS - 100%		$ 2,916,200
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $373,090,000 or 12.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 3/31/03	$ 18,490
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,479,017,000 and $1,456,043,000, respectively.
The fund invested in loans and loan participation, trade claims or other receivables. At period end, the value of these investments amounted to $148,221,000 or 5.1% of net assets.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,194,000 or 0.6% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $15,306,000. The weighted average interest rate was 1.37%. Interest expense includes $1,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $1,490,472,000 of which $34,735,000, $488,178,000, $488,641,000 and $478,918,000 will expire on October 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,573 and repurchase agreements of $2,114) (cost $2,789,926) - See accompanying schedule		$ 2,868,924
Cash		1,069
Receivable for investments sold		18,305
Receivable for fund shares sold		16,608
Interest receivable		52,070
Other receivables		8
Total assets		2,956,984

Liabilities
Payable for investments purchased	$ 29,408
Payable for fund shares redeemed	4,363
Distributions payable	2,389
Accrued management fee	1,329
Distribution fees payable	925
Other payables and accrued expenses	520
Collateral on securities loaned, at value	1,850
Total liabilities		40,784

Net Assets		$ 2,916,200
Net Assets consist of:
Paid in capital		$ 4,139,709
Undistributed net investment income		96,528
Accumulated undistributed net realized gain (loss) on investments		(1,399,035)
Net unrealized appreciation (depreciation) on investments		78,998
Net Assets		$ 2,916,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($258,075 ÷ 30,294 shares)	$ 8.52

Maximum offering price per share (100/95.25 of $8.52)	$ 8.94
Class T: Net Asset Value and redemption price per share ($1,735,098 ÷ 203,174 shares)	$ 8.54

Maximum offering price per share (100/96.50 of $8.54)	$ 8.85
Class B: Net Asset Value and offering price per share ($558,429 ÷ 65,760 shares) A	$ 8.49

Class C: Net Asset Value and offering price per share ($192,986 ÷ 22,668 shares) A	$ 8.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,612 ÷ 20,694 shares)	$ 8.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 8,237
Interest		128,352
Total income		136,589

Expenses
Management fee	$ 6,849
Transfer agent fees	2,389
Distribution fees	4,890
Accounting and security lending fees	315
Non-interested trustees' compensation	5
Depreciation in deferred trustee compensation account	(1)
Custodian fees and expenses	35
Registration fees	91
Audit	27
Legal	92
Interest	1
Miscellaneous	4
Total expenses before reductions	14,697
Expense reductions	(12)	14,685
Net investment income (loss)		121,904
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		81,346
Change in net unrealized appreciation (depreciation) on investment securities		559,329
Net gain (loss)		640,675
Net increase (decrease) in net assets resulting from operations		$ 762,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,904	$ 231,624
Net realized gain (loss)	81,346	(525,349)
Change in net unrealized appreciation (depreciation)	559,329	(33,435)
Net increase (decrease) in net assets resulting from operations	762,579	(327,160)
Distributions to shareholders from net investment income	(105,112)	(202,863)
Share transactions - net increase (decrease)	391,899	(252,315)
Total increase (decrease) in net assets	1,049,366	(782,338)

Net Assets
Beginning of period	1,866,834	2,649,172
End of period (including undistributed net investment income of $96,528 and undistributed net investment income of $79,736, respectively)	$ 2,916,200	$ 1,866,834

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09	$ 12.93
Income from Investment Operations
Net investment income (loss) E	.400	.767G,H	.869	1.059	1.022	1.111
Net realized and unrealized gain (loss)	2.068	(1.866) G,H	(1.558)	(1.634)	.287	(1.603)
Total from investment operations	2.468	(1.099)	(.689)	(.575)	1.309	(.492)
Distributions from net investment income	(.348)	(.671)	(.781)	(.905)	(1.030)	(1.048)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.049)	-
Total distributions	(.348)	(.671)	(.781)	(.905)	(1.279)	(1.348)
Net asset value, end of period	$ 8.52	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09
Total Return B,C, D	39.34%	(14.39)%	(7.64)%	(5.66)%	11.98%	(4.55)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	1.02%	.97%	.94%	.95%	1.01%
Expenses net of voluntary waivers, if any	1.01% A	1.02%	.97%	.94%	.95%	1.01%
Expenses net of all reductions	1.01% A	1.01%	.97%	.94%	.95%	1.00%
Net investment income (loss)	10.68% A	10.12%G,H	9.53%	9.86%	8.89%	9.03%
Supplemental Data
Net assets, end of period (in millions)	$ 258	$ 157	$ 189	$ 209	$ 221	$ 117
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11	$ 12.94
Income from Investment Operations
Net investment income (loss) E	.398	.766 G,H	.865	1.055	1.021	1.119
Net realized and unrealized gain (loss)	2.067	(1.860) G,H	(1.572)	(1.640)	.274	(1.612)
Total from investment operations	2.465	(1.094)	(.707)	(.585)	1.295	(.493)
Distributions from net investment income	(.345)	(.666)	(.773)	(.895)	(1.017)	(1.037)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.048)	-
Total distributions	(.345)	(.666)	(.773)	(.895)	(1.265)	(1.337)
Net asset value, end of period	$ 8.54	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11
Total Return B,C,D	39.17%	(14.30)%	(7.81)%	(5.73)%	11.83%	(4.54)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.08% A	1.08%	1.06%	1.03%	1.04%	1.07%
Expenses net of voluntary waivers, if any	1.08% A	1.08%	1.06%	1.03%	1.04%	1.07%
Expenses net of all reductions	1.08% A	1.08%	1.05%	1.03%	1.04%	1.07%
Net investment income (loss)	10.62% A	10.05 %G,H	9.45%	9.76%	8.80%	8.91%
Supplemental Data
Net assets, end of period (in millions)	$ 1,735	$ 1,070	$ 1,473	$ 1,777	$ 2,351	$ 2,322
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07	$ 12.89
Income from Investment Operations
Net investment income (loss) E	.370	.712 G,H	.801	.978	.938	1.024
Net realized and unrealized gain (loss)	2.059	(1.868) G,H	(1.549)	(1.634)	.276	(1.588)
Total from investment operations	2.429	(1.156)	(.748)	(.656)	1.214	(.564)
Distributions from net investment income	(.319)	(.614)	(.712)	(.824)	(.949)	(.956)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.045)	-
Total distributions	(.319)	(.614)	(.712)	(.824)	(1.194)	(1.256)
Net asset value, end of period	$ 8.49	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07
Total Return B,C,D	38.79%	(15.07)%	(8.25)%	(6.39)%	11.10%	(5.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.78% A	1.78%	1.73%	1.70%	1.70%	1.74%
Expenses net of voluntary waivers, if any	1.78% A	1.78%	1.73%	1.70%	1.70%	1.74%
Expenses net of all reductions	1.78% A	1.77%	1.72%	1.70%	1.69%	1.74%
Net investment income (loss)	9.91% A	9.36% G,H	8.78%	9.10%	8.15%	8.25%
Supplemental Data
Net assets, end of period (in millions)	$ 558	$ 426	$ 704	$ 956	$ 1,192	$ 923
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.368	.708 H,I	.796	.969	.926	.988
Net realized and unrealized gain (loss)	2.058	(1.859)H,I	(1.560)	(1.634)	.280	(1.639)
Total from investment operations	2.426	(1.151)	(.764)	(.665)	1.206	(.651)
Distributions from net investment income	(.316)	(.609)	(.706)	(.815)	(.941)	(.929)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.045)	-
Total distributions	(.316)	(.609)	(.706)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 8.51	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09
Total Return B,C,D	38.62%	(14.98)%	(8.41)%	(6.45)%	11.00%	(5.73)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.84%	1.80%	1.78%	1.78%	1.86% A
Expenses net of voluntary waivers, if any	1.84% A	1.84%	1.80%	1.78%	1.78%	1.86% A
Expenses net of all reductions	1.84% A	1.84%	1.79%	1.78%	1.78%	1.86% A
Net investment income (loss)	9.85% A	9.29% H,I	8.71%	9.02%	8.06%	8.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 132	$ 197	$ 247	$ 269	$ 130
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.396	.759 F,G	.862	1.055	1.024	1.123
Net realized and unrealized gain (loss)	2.008	(1.805) F,G	(1.528)	(1.606)	.269	(1.562)
Total from investment operations	2.404	(1.046)	(.666)	(.551)	1.293	(.439)
Distributions from net investment income	(.354)	(.684)	(.794)	(.919)	(1.044)	(1.071)
Distributions from net realized gain	-	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	-	(.049)	-
Total distributions	(.354)	(.684)	(.794)	(.919)	(1.293)	(1.371)
Net asset value, end of period	$ 8.29	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90
Total Return B,C	39.35%	(14.09)%	(7.58)%	(5.56)%	12.05%	(4.21)%
Ratios to Average Net Assets E
Expenses before expense reductions	.84% A	.85%	.83%	.82%	.82%	.83%
Expenses net of voluntary waivers, if any	.84% A	.85%	.83%	.82%	.82%	.83%
Expenses net of all reductions	.83% A	.85%	.83%	.82%	.81%	.83%
Net investment income (loss)	10.86% A	10.28 %F,G	9.67%	9.98%	9.03%	9.12%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 82	$ 87	$ 89	$ 123	$ 113
Portfolio turnover rate	135% A	85%	68%	63%	61%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $21,068 with a corresponding decrease to realized and unrealized loss of $18,529 and $2,539, respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 362,634	|
Unrealized depreciation	(246,340)
Net unrealized appreciation (depreciation)	$ 116,294
Cost for federal income tax purposes	$ 2,752,630

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 150	$ 1
Class T	0%	.25%	1,738	31
Class B	.65%	.25%	2,213	1,604
Class C	.75%	.25%	789	103
			$ 4,890	$ 1,739

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35
Class T	49
Class B*	642
Class C*	13
$ 739

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 227	.23*
Class T	1,310	.19*
Class B	579	.24*
Class C	158	.20*
Institutional Class	115	.20*
	$ 2,389

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $913 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $5.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 9,182	$ 16,162
Class T	62,950	115,656
Class B	20,820	48,298
Class C	6,576	14,125
Institutional Class	5,584	8,622
Total	$ 105,112	$ 202,863

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	14,822	21,043	$ 113,134	$ 159,197
Reinvestment of distributions	770	1,377	5,847	10,381
Shares redeemed	(9,892)	(20,911)	(74,489)	(158,574)
Net increase (decrease)	5,700	1,509	$ 44,492	$ 11,004
Class T
Shares sold	86,214	85,605	$ 646,521	$ 638,278
Reinvestment of distributions	6,923	12,279	52,714	92,952
Shares redeemed	(56,671)	(111,104)	(419,839)	(840,910)
Net increase (decrease)	36,466	(13,220)	$ 279,396	$ (109,680)
Class B
Shares sold	5,664	9,029	$ 43,551	$ 69,180
Reinvestment of distributions	1,696	3,846	12,803	29,103
Shares redeemed	(8,309)	(32,582)	(62,021)	(243,268)
Net increase (decrease)	(949)	(19,707)	$ (5,667)	$ (144,985)
Class C
Shares sold	5,585	9,341	$ 43,146	$ 71,251
Reinvestment of distributions	508	1,069	3,854	8,109
Shares redeemed	(4,066)	(13,949)	(30,528)	(104,686)
Net increase (decrease)	2,027	(3,539)	$ 16,472	$ (25,326)
Institutional Class
Shares sold	16,914	16,721	$ 125,331	$ 121,164
Reinvestment of distributions	641	966	4,740	7,097
Shares redeemed	(9,996)	(15,426)	(72,865)	(111,589)
Net increase (decrease)	7,559	2,261	$ 57,206	$ 16,672

11. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ -	$ -	$ -	$ 19,649

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HYI-USAN-0603
1.784887.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
U.S.Government and U.S.Government Agency Obligations 32.6%	U.S.Government and U.S.Government Agency Obligations 32.3%
AAA 18.6%	AAA 18.6%
AA 5.4%	AA 6.3%
A 16.2%	A 17.9%
BBB 14.3%	BBB 18.9%
BB and Below 1.5%	BB and Below 1.9%
Not Rated 0.8%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	2.3	2.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	1.7	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*	As of October 31, 2002**
Corporate Bonds 26.6%	Corporate Bonds 32.9%
U.S. Government and Government Agency Obligations 32.6%	U.S. Government and Government Agency Obligations 32.3%
Asset-Backed Securities 20.6%	Asset-Backed Securities 22.3%
CMOs and Other Mortgage Related Securities 8.8%	CMOs and Other Mortgage Related Securities 8.0%
Other Investments 0.8%	Other Investments 1.1%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 3.4%

* Foreign investments	4.1%	** Foreign investments	5.2%
* Futures and Swaps	8.8%	** Futures and Swaps	6.4%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 1,200,000	$ 1,239,666
6.9% 9/1/04	1,500,000	1,588,586
7.4% 1/20/05	400,000	431,774
7.75% 6/15/05	1,100,000	1,213,123
		4,473,149
Media - 2.9%
AOL Time Warner, Inc.:
5.625% 5/1/05	1,150,000	1,211,249
6.15% 5/1/07	1,825,000	1,967,082
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	1,000,000	1,077,500
Clear Channel Communications, Inc. 7.875% 6/15/05	4,430,000	4,892,271
Continental Cablevision, Inc.:
8.3% 5/15/06	2,500,000	2,826,885
8.625% 8/15/03	750,000	762,139
Cox Communications, Inc.:
6.875% 6/15/05	2,025,000	2,213,315
7.5% 8/15/04	1,450,000	1,546,479
7.75% 8/15/06	600,000	682,859
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	1,370,000	1,391,660
News America, Inc. 6.625% 1/9/08	4,950,000	5,461,246
TCI Communications, Inc.:
6.375% 5/1/03	500,000	500,000
8% 8/1/05	3,610,000	3,935,113
8.65% 9/15/04	600,000	646,766
Time Warner, Inc. 7.75% 6/15/05	3,050,000	3,300,978
		32,415,542
Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	800,000	843,710
TOTAL CONSUMER DISCRETIONARY		37,732,401
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	1,510,000	1,632,167
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.4%
Kraft Foods, Inc.:
1.9113% 10/27/03 (c)	$ 1,800,000	$ 1,799,712
5.25% 6/1/07	2,400,000	2,526,377
		4,326,089
Tobacco - 0.9%
Philip Morris Companies, Inc.:
6.375% 2/1/06	2,000,000	2,014,210
7% 7/15/05	1,750,000	1,788,703
8.25% 10/15/03	3,000,000	3,045,018
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	1,440,000	1,358,761
7.375% 5/15/03	2,150,000	2,144,627
		10,351,319
TOTAL CONSUMER STAPLES		16,309,575
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	1,135,000	1,232,598
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	1,550,000	1,612,423
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,447,287
Mitchell Energy & Development Corp. 6.75% 2/15/04	1,425,000	1,467,578
Pemex Project Funding Master Trust:
2.7788% 1/7/05 (a)(c)	1,700,000	1,721,344
6.125% 8/15/08 (a)	1,600,000	1,692,000
		7,940,632
TOTAL ENERGY		9,173,230
FINANCIALS - 14.2%
Banks - 2.8%
Abbey National First Capital BV yankee 8.2% 10/15/04	1,700,000	1,846,889
Abbey National PLC 6.69% 10/17/05	200,000	221,348
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	673,281
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	460,446
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
3.875% 1/15/08	$ 710,000	$ 731,430
7.125% 9/15/06	1,750,000	1,992,841
Bank of New York Co., Inc.:
3.4% 3/15/13 (c)	2,750,000	2,723,410
4.25% 9/4/12 (c)	1,285,000	1,316,710
Bank One Corp. 6.5% 2/1/06	2,085,000	2,318,966
BankBoston Corp. 6.625% 2/1/04	510,000	529,339
Capital One Bank:
6.5% 7/30/04	1,500,000	1,549,148
6.65% 3/15/04	1,000,000	1,030,428
Citicorp 6.75% 8/15/05	635,000	700,601
Den Danske Bank Group AS 6.55% 9/15/03 (a)	1,500,000	1,528,271
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,302,794
Fleet Financial Group, Inc.:
7.125% 4/15/06	1,190,000	1,328,610
8.125% 7/1/04	930,000	996,543
FleetBoston Financial Corp. 7.25% 9/15/05	650,000	724,504
KeyCorp. 4.625% 5/16/05	1,060,000	1,112,674
Korea Development Bank 7.375% 9/17/04	810,000	864,849
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,191,018
NationsBank Corp. 7.625% 4/15/05	900,000	995,737
PNC Bank NA, Pittsburgh 7.875% 4/15/05	1,600,000	1,759,312
PNC Funding Corp. 5.75% 8/1/06	1,310,000	1,426,255
Washington Mutual, Inc. 7.5% 8/15/06	700,000	802,898
		31,128,302
Diversified Financials - 8.5%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,164,894
Amvescap PLC yankee:
5.9% 1/15/07	500,000	537,868
6.375% 5/15/03	2,450,000	2,452,991
6.6% 5/15/05	600,000	647,648
CIT Group, Inc.:
7.125% 10/15/04	125,000	132,375
7.375% 4/2/07	1,085,000	1,215,260
7.5% 11/14/03	1,100,000	1,131,486
Citigroup, Inc.:
3.5% 2/1/08	5,045,000	5,095,248
5.75% 5/10/06	2,685,000	2,939,020
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Citigroup, Inc.: - continued
6.75% 12/1/05	$ 4,100,000	$ 4,562,624
Countrywide Home Loans, Inc.:
3.5% 12/19/05	2,720,000	2,785,419
5.5% 8/1/06	1,290,000	1,388,339
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	700,000	764,896
Deutsche Telekom International Finance BV 8.25% 6/15/05	4,190,000	4,654,658
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (a)	251,289	253,174
Ford Motor Credit Co.:
6.5% 1/25/07	4,215,000	4,308,543
6.875% 2/1/06	1,000,000	1,034,503
7.5% 3/15/05	600,000	627,590
7.6% 8/1/05	2,200,000	2,306,271
General Motors Acceptance Corp.:
6.125% 8/28/07	1,500,000	1,557,623
6.75% 1/15/06	4,330,000	4,565,933
7.5% 7/15/05	1,810,000	1,936,977
Goldman Sachs Group LP 7.2% 11/1/06 (a)	500,000	568,253
Goldman Sachs Group, Inc. 4.125% 1/15/08	3,995,000	4,123,060
Household Finance Corp.:
5.75% 1/30/07	1,450,000	1,575,615
6.5% 1/24/06	2,570,000	2,859,271
8% 5/9/05	818,000	915,065
J.P. Morgan Chase & Co. 5.625% 8/15/06	1,775,000	1,941,674
John Deere Capital Corp. 1.8588% 9/17/04 (c)	1,300,000	1,307,184
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	306,417
6.25% 5/15/06	2,795,000	3,098,129
6.625% 4/1/04	230,000	240,728
6.625% 2/5/06	120,000	133,234
7.75% 1/15/05	1,000,000	1,093,298
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	1,400,000	1,411,200
4% 11/15/07	1,045,000	1,071,381
6.13% 5/16/06	515,000	567,775
6.15% 1/26/06	1,100,000	1,194,435
Morgan Stanley 6.1% 4/15/06	4,800,000	5,265,960
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	140,000	148,671
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
NiSource Finance Corp.:
7.5% 11/15/03	$ 2,100,000	$ 2,165,417
7.625% 11/15/05	1,510,000	1,696,601
Popular North America, Inc. 4.25% 4/1/08	2,400,000	2,456,976
Powergen US Funding LLC 4.5% 10/15/04	3,640,000	3,738,214
Prime Property Funding II 6.25% 5/15/07	1,000,000	1,078,248
Verizon Global Funding Corp.:
6.125% 6/15/07	1,300,000	1,447,566
6.75% 12/1/05	1,650,000	1,836,844
Verizon Wireless Capital LLC:
1.6588% 12/17/03 (c)	1,150,000	1,149,158
5.375% 12/15/06	3,250,000	3,502,262
Washington Mutual Finance Corp. 8.25% 6/15/05	2,000,000	2,241,310
		95,197,286
Insurance - 0.7%
Allstate Corp. 7.875% 5/1/05	700,000	779,334
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,850,067
New York Life Insurance Co. 6.4% 12/15/03 (a)	1,500,000	1,546,385
Travelers Property Casualty Corp.:
1.55% 2/5/04 (c)(e)	2,200,000	2,199,886
3.75% 3/15/08 (a)	530,000	533,927
		7,909,599
Real Estate - 2.2%
AMB Property LP 7.2% 12/15/05	1,000,000	1,107,358
Arden Realty LP 8.875% 3/1/05	2,045,000	2,275,905
AvalonBay Communities, Inc.:
5% 8/1/07	915,000	960,519
6.5% 7/15/03	350,000	353,331
6.58% 2/15/04	705,000	731,321
BRE Properties, Inc. 5.95% 3/15/07	575,000	614,629
Camden Property Trust:
5.875% 6/1/07	580,000	620,423
7% 4/15/04	1,400,000	1,458,458
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,811,938
CenterPoint Properties Trust:
6.75% 4/1/05	470,000	499,209
7.125% 3/15/04	1,300,000	1,345,507
Duke Realty LP New 6.875% 3/15/05	1,200,000	1,287,108
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP:
6.5% 1/15/04	$ 750,000	$ 772,252
6.625% 2/15/05	500,000	534,136
6.763% 6/15/07	625,000	693,861
7.375% 11/15/03	1,100,000	1,130,336
8.375% 3/15/06	1,500,000	1,707,440
ERP Operating LP 7.1% 6/23/04	1,700,000	1,792,951
Gables Realty LP 5.75% 7/15/07	1,220,000	1,265,086
Mack-Cali Realty LP 7% 3/15/04	615,000	641,337
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	656,169
ProLogis 6.7% 4/15/04	1,405,000	1,476,648
Vornado Realty Trust 5.625% 6/15/07	750,000	772,227
		24,508,149
TOTAL FINANCIALS		158,743,336
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Raytheon Co.:
4.5% 11/15/07	1,600,000	1,648,064
6.75% 8/15/07	900,000	1,001,154
		2,649,218
Air Freight & Logistics - 0.2%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	1,081,271	1,168,400
FedEx Corp. 6.625% 2/12/04	900,000	933,857
		2,102,257
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,100,000	1,148,894
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
1.79% 7/30/03 (c)	450,000	443,250
4.95% 8/1/03	850,000	852,550
6.375% 6/15/05	4,500,000	4,545,000
		5,840,800
Road & Rail - 0.1%
Union Pacific Corp. 6.34% 11/25/03	820,000	839,260
TOTAL INDUSTRIALS		12,580,429
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Motorola, Inc. 6.75% 2/1/06	$ 2,350,000	$ 2,526,250
Computers & Peripherals - 0.3%
Hewlett-Packard Co. 7.15% 6/15/05	2,500,000	2,752,013
TOTAL INFORMATION TECHNOLOGY		5,278,263
MATERIALS - 0.6%
Paper & Forest Products - 0.6%
Boise Cascade Corp.:
7.43% 10/10/05	1,540,000	1,630,364
8% 2/24/06	745,000	803,075
Weyerhaeuser Co.:
5.5% 3/15/05	3,135,000	3,293,612
6% 8/1/06	350,000	379,343
		6,106,394
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
British Telecommunications PLC:
2.5538% 12/15/03 (c)	1,350,000	1,355,360
7.875% 12/15/05	2,200,000	2,493,966
Citizens Communications Co. 8.5% 5/15/06	1,450,000	1,679,840
France Telecom SA 8.7% 3/1/06	2,250,000	2,555,269
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	900,000	960,273
Telefonica Europe BV 7.35% 9/15/05	180,000	200,983
Telefonos de Mexico SA de CV 8.25% 1/26/06	935,000	1,041,403
TELUS Corp. yankee 7.5% 6/1/07	3,645,000	4,045,950
		14,333,044
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 7.35% 3/1/06	3,990,000	4,444,980
Vodafone Group PLC yankee 7.625% 2/15/05	1,800,000	1,979,192
		6,424,172
TOTAL TELECOMMUNICATION SERVICES		20,757,216
UTILITIES - 1.6%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	910,000	964,574
FirstEnergy Corp. 5.5% 11/15/06	1,635,000	1,727,709
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
FPL Group Capital, Inc. 3.25% 4/11/06	$ 705,000	$ 706,755
Illinois Power Co. 6% 9/15/03	850,000	862,750
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	721,861
Monongahela Power Co. 5% 10/1/06	2,015,000	2,020,038
Niagara Mohawk Power Corp.:
7.375% 8/1/03	1,010,000	1,024,152
8% 6/1/04	1,600,000	1,704,845
Progress Energy, Inc. 6.55% 3/1/04	1,500,000	1,557,428
Southwestern Public Service Co. 5.125% 11/1/06	650,000	681,184
Texas Utilities Electric Co. 8.25% 4/1/04	475,000	500,901
		12,472,197
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,203,585
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,502,568
Texas Eastern Transmission Corp. 5.25% 7/15/07	310,000	326,399
Williams Holdings of Delaware, Inc.:
6.125% 12/1/03	2,260,000	2,260,000
6.25% 2/1/06	540,000	515,700
		5,808,252
TOTAL UTILITIES		18,280,449
TOTAL NONCONVERTIBLE BONDS (Cost $272,393,793)		284,961,293
U.S. Government and Government Agency Obligations - 17.4%

U.S. Government Agency Obligations - 8.9%
Fannie Mae:
0% 6/4/03 (g)	1,300,000	1,298,588
5% 1/15/07	21,800,000	23,708,089
5.25% 4/15/07	19,200,000	21,078,874
Freddie Mac 2.875% 9/15/05	50,907,000	52,097,596
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1995-A, 6.28% 6/15/04	529,412	545,797
Private Export Funding Corp. secured 6.86% 4/30/04	190,800	200,147
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		98,929,091
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bonds:
10% 5/15/10	$ 12,000,000	$ 13,989,840
12.5% 8/15/14	14,500,000	22,033,765
U.S. Treasury Notes:
3.5% 11/15/06	185,000	192,848
6.75% 5/15/05	21,000,000	23,198,448
7% 7/15/06	31,000,000	35,689,959
TOTAL U.S. TREASURY OBLIGATIONS		95,104,860
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $190,079,610)		194,033,951
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 8.4%
5.5% 8/1/14 to 3/1/18	16,998,203	17,729,781
5.5% 5/1/18 (b)	10,000,000	10,406,250
6.5% 10/1/11 to 1/1/33	41,590,028	43,462,452
6.5% 5/1/33 (b)	2,000,200	2,090,834
7% 2/1/28 to 8/1/32	18,379,608	19,426,875
7.5% 5/1/12 to 10/1/14	374,094	401,457
11.5% 11/1/15	170,887	198,744
TOTAL FANNIE MAE		93,716,393
Freddie Mac - 0.1%
8.5% 5/1/26 to 7/1/28	763,416	830,777
12% 11/1/19	32,726	38,229
TOTAL FREDDIE MAC		869,006
Government National Mortgage Association - 0.6%
7% 1/15/25 to 6/15/32	6,745,172	7,159,605
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $100,782,250)		101,745,004
Asset-Backed Securities - 16.6%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
1.645% 6/25/32 (c)	$ 1,617,460	$ 1,618,372
1.735% 8/25/32 (c)	1,612,376	1,616,227
8.5% 12/20/31 (a)	137,070	136,213
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	566,529	561,926
American Express Credit Account Master Trust 7.2% 9/17/07	1,600,000	1,752,860
AmeriCredit Automobile Receivables Trust:
3.121% 11/6/09	875,000	884,864
3.78% 2/12/07	3,880,000	3,973,780
4.41% 11/12/08	2,350,000	2,440,181
4.46% 4/12/09	980,000	1,020,800
4.61% 1/12/09	3,675,000	3,854,730
5.01% 7/14/08	2,500,000	2,618,284
5.37% 6/12/08	2,700,000	2,815,905
7.02% 12/12/05	1,176,731	1,201,062
7.15% 8/12/04	76,649	76,961
Ameriquest Mortgage Securities, Inc.:
2.015% 9/25/32 (c)	1,100,000	1,094,500
5% 9/1/05 (d)	5,585,000	375,242
Amortizing Residential Collateral Trust:
1.65% 6/25/32 (c)	1,739,541	1,739,934
2.12% 10/25/32 (c)	1,100,000	1,089,345
6% 8/25/04 (d)	16,633,636	892,711
6% 9/25/04 (d)	11,250,000	657,720
7% 6/25/32	197,817	195,957
AQ Finance NIMS Trust:
8.835% 2/25/32 (a)	109,082	108,273
9.37% 3/25/33	1,422,907	1,422,873
Arcadia Automobile Receivables Trust 7.2% 6/15/07	1,313,108	1,349,629
Asset Backed Securities Corp. Home Equity Loan Trust:
1.58% 11/15/31 (c)	1,219,946	1,219,940
1.68% 4/15/33 (c)	2,625,000	2,623,677
Associates Automobile Receivables Trust:
6.9% 8/15/05	2,000,000	2,053,125
7.83% 8/15/07	2,345,000	2,489,036
Bank One Issuance Trust 1.62% 5/15/08 (c)	1,100,000	1,100,000
BMW Vehicle Owner Trust 3.8% 5/25/06	1,400,000	1,424,938
Capital Auto Receivables Asset Trust:
2.62% 3/17/08	2,796,888	2,819,428
2.8% 4/15/08	2,290,523	2,296,249
4.6% 9/15/05	2,000,000	2,009,233
Capital One Auto Finance Trust 4.79% 1/15/09	1,900,000	2,008,395
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Master Trust:
1.76% 9/15/09 (c)	$ 1,000,000	$ 997,151
4.55% 2/15/08	2,250,000	2,328,710
4.6% 8/17/09	1,390,000	1,449,464
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (c)	2,825,000	2,825,000
1.96% 7/15/08 (c)	1,495,000	1,483,788
CDC Mortgage Capital Trust:
1.595% 1/25/33 (c)	818,006	816,937
1.645% 1/25/32 (c)	3,890,051	3,882,150
2.005% 1/25/33 (c)	899,998	893,608
10% 1/25/33 (a)	407,003	407,003
Chase Manhattan Auto Owner Trust:
4.55% 8/15/05	1,255,056	1,272,942
5.06% 2/15/08	198,198	203,835
6.48% 6/15/07	397,477	410,820
Citibank Credit Card Issuance Trust 4.1% 12/7/06	3,000,000	3,120,413
Countrywide Home Loans, Inc. 9% 9/25/32	1,084,534	1,087,845
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 3/27/32	240,740	235,926
8% 5/27/32 (a)	151,548	147,760
8% 7/27/32 (a)	382,759	371,277
8% 8/27/32 (a)	1,279,002	1,250,343
8% 11/27/32 (a)	4,999,071	4,813,853
8.5% 3/25/31 (a)	19,971	19,672
DaimlerChrysler Auto Trust 5.16% 1/6/05	2,041,568	2,061,765
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	965,596	943,433
Discover Card Master Trust I:
5.65% 11/15/06	700,000	731,391
5.85% 1/17/06	1,000,000	1,009,442
6.85% 7/17/07	1,400,000	1,520,671
First Security Auto Owner Trust 6.2% 10/15/06	160,814	161,131
First USA Credit Card Master Trust:
1.55% 1/18/06 (c)	1,200,000	1,200,056
1.59% 10/17/06 (c)	2,170,000	2,171,753
Fleet Credit Card Master Trust II 3.86% 3/15/07	2,045,000	2,110,380
Ford Credit Auto Owner Trust:
3.62% 1/15/06	4,300,000	4,368,693
4.83% 2/15/05	1,358,153	1,375,775
5.71% 9/15/05	290,000	302,880
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust: - continued
6.62% 7/15/04	$ 791,226	$ 799,081
7.5% 10/15/04	1,700,000	1,729,191
GSAMP Trust 1.625% 7/25/32 (c)	1,336,158	1,336,157
Harley-Davidson Motorcycle Trust 3.77% 4/17/06	349,537	351,426
Home Equity Asset Trust 1.655% 6/25/32 (c)	2,034,030	2,034,028
Home Equity Asset Trust NIMS Trust:
8% 1/27/33 (a)	721,167	706,743
8% 3/25/33 (a)	1,004,240	986,666
8% 5/27/33 (a)	675,453	664,484
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	675,971	686,354
5.36% 9/20/04	546,342	550,900
6.62% 7/15/04	228,297	229,906
Household Automotive Trust:
2.85% 3/19/07	2,700,000	2,735,438
5.57% 11/19/07	1,500,000	1,584,768
Household Home Equity Loan Trust:
1.69% 12/22/31 (c)	1,115,766	1,117,197
1.77% 7/20/32 (c)	1,682,408	1,683,520
Household Private Label Credit Card Master Note Trust I:
1.86% 1/18/11 (c)	1,000,000	988,750
2.56% 9/15/09 (c)	975,000	975,968
4.95% 6/16/08	1,600,000	1,667,631
IndyMac NIMS Trust 8.67% 8/25/31 (a)(c)	79,390	78,596
Isuzu Auto Owner Trust 4.88% 11/22/04	477,623	483,264
JCPenney Master Credit Card Trust 5.5% 6/15/07	1,100,000	1,124,865
Key Auto Finance Trust 5.83% 1/15/07	497,048	502,331
Long Beach Asset Holdings Corp. NIMS Trust 2.3113% 8/25/09 (c)	2,553,993	2,553,993
MBNA Credit Card Master Note Trust:
1.67% 1/15/09 (c)	4,000,000	4,006,480
1.685% 10/15/08 (c)	1,350,000	1,350,196
1.69% 10/15/09 (c)	3,600,000	3,582,984
1.71% 1/15/08 (c)	1,100,000	1,102,254
MBNA Master Credit Card Trust II:
1.7056% 9/15/10 (c)	1,500,000	1,500,651
1.71% 2/17/09 (c)	1,550,000	1,549,476
1.81% 4/15/10 (c)	650,000	652,587
6.35% 12/15/06	1,000,000	1,059,142
Merrill Lynch Mortgage Investments, Inc. 1.695% 3/25/28 (c)	3,753,967	3,753,941
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust:
1.795% 2/25/33 (c)	$ 1,578,710	$ 1,584,899
2.005% 8/25/32 (c)	1,150,000	1,142,180
8.5% 1/25/32 (a)	251,365	249,606
9.5% 6/25/32 (a)	620,515	619,274
9.5% 8/25/32 (a)	1,527,834	1,518,174
9.5% 9/25/32 (a)	1,264,128	1,264,128
10% 1/25/32 (a)	192,520	192,520
10% 2/25/32 (a)	13,411	13,411
10% 4/25/32 (a)	182,670	182,670
10% 5/25/32 (a)	104,631	104,631
12.75% 10/25/31 (a)	24,347	24,352
Mortgage Asset Backed Securities Trust 2.155% 10/25/32 (c)	1,600,000	1,596,750
New Century Home Equity Loan Trust 5.5% 3/25/05 (d)	25,823,160	2,135,575
Onyx Acceptance Owner Trust:
3.29% 9/15/06	1,185,000	1,208,158
3.63% 12/15/05	1,574,912	1,593,216
3.75% 4/15/06	890,000	904,825
4.07% 4/15/09	970,000	1,013,205
6.85% 8/15/07	2,000,000	2,070,024
7.26% 5/15/07	1,800,248	1,877,370
Option One Mortgage Securities Corp. NIMS Trust:
8.35% 7/25/32 (a)	449,075	443,462
8.83% 6/26/32 (a)	284,297	284,297
PP&L Transition Bonds LLC 6.83% 3/25/07	1,600,000	1,702,482
Providian Gateway Master Trust 2.01% 6/15/09 (a)(c)	1,400,000	1,400,000
Residential Asset Mortgage Products, Inc. 3.6% 4/25/33	2,199,634	2,186,820
Sears Credit Account Master Trust II:
1.6% 6/16/08 (c)	1,200,000	1,196,813
1.735% 8/18/09 (c)	1,100,000	1,080,559
2.56% 11/17/09 (c)	2,200,000	2,203,835
7% 7/15/08	406,250	419,738
7.25% 11/15/07	1,750,000	1,777,887
7.5% 11/15/07	1,700,000	1,747,821
Toyota Auto Receivables 2000-A Owner Trust 7.21% 4/15/07	2,300,000	2,372,777
Toyota Auto Receivables 2000-B Owner Trust 6.76% 8/15/04	159,651	160,585
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Triad Auto Receivables Owner Trust:
2.62% 2/12/07	$ 2,600,000	$ 2,614,219
3.24% 8/12/09	1,505,000	1,531,888
Wells Fargo Auto Trust 4.68% 2/15/05	533,135	538,780
WFS Financial Owner Trust 6.83% 7/20/05	169,828	171,413
TOTAL ASSET-BACKED SECURITIES (Cost $183,236,381)		184,775,549
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 0.0%
GE Capital Mortgage Services, Inc. planned amortization class Series 1998-14 Class A2, 6.35% 10/25/28	634,094	642,813
U.S. Government Agency - 4.8%
Fannie Mae:
REMIC planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	2,845,000	2,986,607
Series 1993-206 Class KA, 6.5% 12/25/22	1,094,758	1,129,576
Series 1993-78 Class G, 6.5% 11/25/07	498,641	510,505
Series 1994-51 Class PH, 6.5% 1/25/23	694,041	713,686
Series 1994-63 Class PH, 7% 6/25/23	2,000,000	2,071,991
Series 2003-29 Class ZA, 5% 4/25/18	680,660	683,060
Fannie Mae guaranteed:
REMIC planned amortization class:
Series 2001-53:
Class OH, 6.5% 6/25/30	640,000	666,664
Class PE, 6.5% 10/25/24	158,169	158,675
Series 2001-71 Class QD, 6% 4/25/15	2,600,000	2,763,683
Series 2001-80 Class PH, 6% 12/25/27	2,300,000	2,359,656
Series 2002-55 Class PA, 5.5% 3/25/18	836,788	867,221
Series 2003-1 Class ZB, 5% 2/25/18	324,895	323,473
sequential pay Series 2001-9 Class PB, 6.5% 5/25/27	1,765,000	1,823,442
Fannie Mae guaranteed pass thru trust:
sequential pay Series 2002-28 Class VB, 6.5% 3/25/20	1,170,000	1,221,153
Series 2002-38 Class QB, 5.75% 7/25/13	7,238,750	7,403,049
Freddie Mac Manufactured Housing participation certificates guaranteed REMIC planned amortization class Series 32 Class TH, 7% 9/25/22	2,667,126	2,723,013
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	$ 2,000,000	$ 2,071,901
Series 2134 Class PC, 5.725% 4/15/11	868,056	878,901
Series 2143 Class CH, 6% 2/15/19	447,013	447,982
Series 2322 Class HC, 6.5% 3/15/30	465,000	483,335
Series 2357 Class QX, 5.75% 11/15/24	2,500,000	2,522,361
Series 2358 Class LG, 6% 4/15/28	280,000	288,445
sequential pay:
Series 2070 Class A, 6% 8/15/24	493,957	496,428
Series 2134 Class H, 6.5% 12/15/24	300,064	300,620
Series 2230 Class VB, 8% 2/15/16	2,216,127	2,275,018
Series 2284 Class C, 6.5% 2/15/29	853,888	874,442
Series 2447 Class LG, 5.5% 12/15/13	1,149,327	1,173,661
Series 2458 Class VK, 6.5% 3/15/13	2,400,987	2,529,050
Series 2464 Class AE, 6.5% 8/15/28	1,208,817	1,228,924
Series 2489 Class MA, 5% 12/15/12	1,352,787	1,369,805
Series 1803 Class A, 6% 12/15/08	1,346,457	1,384,558
Series 2567:
Class ZE, 5% 2/15/18	266,000	267,064
Class ZK, 5% 2/15/18	378,020	379,611
Freddie Mac participation certificates REMIC planned amortization class:
Series 2115 Class PC, 6% 5/15/11	673,709	682,541
Series 2162 Class TF, 6% 11/15/24	2,500,000	2,588,817
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	2,733,257	2,844,821
TOTAL U.S. GOVERNMENT AGENCY		53,493,739
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,300,682)		54,136,552
Commercial Mortgage Securities - 7.4%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0239% 2/3/11 (a)(c)(d)	15,750,969	900,026
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,288,261	1,419,576
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Asset Securitization Corp.: - continued
Series 1997-D5 Class PS1, 1.7106% 2/14/43 (c)(d)	$ 11,506,874	$ 816,269
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0367% 7/11/43 (a)(c)(d)	8,205,000	766,655
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.62% 9/8/14 (a)(c)	2,100,000	2,100,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP8 Class X2, 2.337% 8/15/38 (a)(c)(d)	9,053,000	1,028,954
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.7538% 12/12/13 (a)(c)	659,706	658,932
sequential pay:
Series 1998-1 Class A2, 6.56% 5/18/08	5,500,000	6,227,497
Series 1999-2 Class A1, 7.032% 1/15/32	699,603	779,284
Series 2000-3 Class A1, 7.093% 10/15/32	1,297,036	1,447,090
COMM floater:
Series 2000-FL3A Class C, 2.04% 11/15/12 (a)(c)	1,400,000	1,396,250
Series 2001-FL5A:
Class A2, 1.86% 11/15/13 (a)(c)	2,725,000	2,727,115
Class D, 2.53% 11/15/13 (a)(c)	1,350,000	1,349,897
Series 2002-FL6 Class G, 3.21% 6/14/14 (a)(c)	800,000	789,500
Series 2002-FL7:
Class H, 3.56% 11/15/14 (a)(c)	1,232,000	1,213,472
Class MPP, 3.71% 11/15/14 (a)(c)	850,000	850,000
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	890,744	953,513
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class H230, 3.23% 9/15/11 (a)(c)	700,000	694,750
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	830,000	882,428
Series 2000-C1 Class A1, 7.325% 4/14/62	1,015,081	1,134,768
Series 2000-FL1A Class A2, 1.68% 12/15/09 (a)(c)	2,100,000	2,100,368
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,147,275
Series 2001-CK6 Class AX, 0.645% 9/15/18 (d)	20,473,354	829,664
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	971,222	1,091,927
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 2.36% 5/15/03 (a)(c)	1,183,784	1,183,808
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	410,964	419,122
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay: - continued
Series 1997-C2 Class A3, 6.65% 11/18/29	$ 2,780,000	$ 3,123,918
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	219,711	213,120
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	355,287	344,629
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.54% 5/15/33 (a)(c)(d)	12,005,441	506,997
General Motors Pension Trust floater Series 1999-C1A Class A, 1.71% 8/15/09 (a)(c)	3,775,000	3,770,565
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.91% 11/15/11 (a)(c)	3,237,434	3,235,431
Class A3 2.01% 2/15/14 (a)(c)	1,087,276	1,089,047
GMAC Commercial Mortgage Securities, Inc. Series 2001-WTCA:
Class A1, 1.53% 9/9/15 (a)(c)	497,912	489,198
Class A2, 1.68% 9/9/15 (c)	2,200,000	2,156,000
Class C, 2.4788% 9/9/15 (a)(c)	750,000	692,109
Class X1, 0.8% 9/1/15 (a)(d)	15,981,211	39,953
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.22% 12/15/10 (c)	806,463	797,391
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	830,805	923,362
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	716,066	794,834
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C3 Class X2, 1.3645% 7/12/35 (a)(c)(d)	7,395,000	428,244
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	886,017	941,031
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2515% 2/20/30 (a)(c)	821,799	821,349
LB-UBS Commercial Mortgage Trust:
Series 2002-C4 Class XCP, 1.4758% 10/15/35 (a)(c)(d)	13,355,000	1,018,987
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(d)	14,590,000	776,494
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class A, 1.5438% 8/16/13 (a)(c)	1,899,037	1,899,062
Series 2002-LLFA Class A, 1.5938% 6/14/17 (a)(c)	1,572,911	1,572,408
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	$ 207,265	$ 228,273
Series 1999-LIFE Class A1, 6.97% 4/15/33	783,392	870,249
Series 1997-RR:
Class B, 7.2901% 4/30/39 (a)(c)	1,099,594	1,164,538
Class C, 7.4201% 4/30/39 (a)(c)	1,275,066	1,376,274
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(c)	910,000	983,697
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 2.68% 8/5/14 (c)	1,900,048	1,900,048
Class F, 3.4875% 8/5/14 (c)	2,824,242	2,824,242
Series 2003-HQ2 Class X2, 1.58% 3/12/35 (a)(c)(d)	15,050,000	1,128,750
Series 2003-TOP9 Class X2, 1.6794% 11/13/36 (a)(c)(d)	8,960,000	725,043
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	874,704	980,386
Nationslink Funding Corp. sequential pay:
Series 1999-1 Class A1, 6.042% 1/20/31	632,974	673,920
Series 1999-2 Class A1C, 7.03% 6/20/31	938,788	1,039,708
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 2.11% 2/15/13 (a)(c)	1,364,000	1,344,502
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	4,780,000	5,084,622
Trizechahn Office Properties Trust 7.253% 3/15/13 (a)	1,555,000	1,639,792
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,498,534)		82,506,313
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 5.625% 7/23/07	740,000	790,413
Ontario Province 7% 8/4/05	2,645,000	2,940,216
United Mexican States:
4.625% 10/8/08	1,970,000	1,983,790
8.5% 2/1/06	720,000	828,720
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,164,989)		6,543,139
Preferred Securities - 0.2%
Shares	Value (Note 1)
FINANCIALS - 0.2%
Banks - 0.2%
Royal Bank of Scotland Group PLC 7.816% (Cost $1,900,000)	1,900	$ 2,124,094
Fixed-Income Funds - 10.3%

Fidelity Ultra-Short Central Fund (f) (Cost $114,600,005)	1,153,450	114,537,585
Cash Equivalents - 8.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $94,079,000)	$ 94,082,530	94,079,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,099,035,244)		1,119,442,480
NET OTHER ASSETS - (0.4)%		(4,866,119)
NET ASSETS - 100%		$ 1,114,576,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Eurodollar Contracts
79 Eurodollar 90 Day Index Contracts	Dec. 2004	$ 78,291,774	$ 213,489
79 Eurodollar 90 Day Index Contracts	March 2005	78,252,737	187,351
79 Eurodollar 90 Day Index Contracts	June 2005	78,215,262	162,614
79 Eurodollar 90 Day Index Contracts	Sept. 2005	78,181,724	140,851
79 Eurodollar 90 Day Index Contracts	Dec. 2005	78,146,374	123,864
79 Eurodollar 90 Day Index Contracts	March 2006	78,119,937	105,864
79 Eurodollar 90 Day Index Contracts	June 2006	78,125,537	58,787
79 Eurodollar 90 Day Index Contracts	Sept. 2006	78,188,749	(40,962)
$ 625,522,094	$ 951,858
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07 and pay quarterly notional multiplied by 1.37%	June 2007	$ 750,000	$ 2,512
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.989% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Feb. 2007	17,000,000	209,882
Receive quarterly a fixed rate equal to 3.0788% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	8,000,000	173,055
		$ 25,750,000	$ 385,449
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,231,266 or 6.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Travelers Property Casualty Corp. 1.55% 2/5/04	1/31/03	$ 2,196,706
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $998,914.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $502,019,610 and $323,102,335 respectively, of which long-term U.S. government and government agency obligations aggregated $276,945,031 and $190,692,007, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,199,886 or 0.2% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $8,200,000. The weighted average interest rate was 1.39%. Interest earned from the interfund lending program amounted to $316 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $31,074,000 of which $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2003, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $94,079,000) (cost $ 1,099,035,244) - See accompanying schedule		$ 1,119,442,480
Cash		589,786
Receivable for investments sold		1,412,358
Receivable for fund shares sold		6,196,868
Interest and dividends receivable		9,305,386
Receivable for daily variation on futures contracts		233,050
Unrealized gain on swap agreements		385,449
Total assets		1,137,565,377

Liabilities
Payable for investments purchased Regular delivery	$ 5,529,090
Delayed delivery	12,466,778
Payable for fund shares redeemed	3,352,833
Distributions payable	623,871
Accrued management fee	395,382
Distribution fees payable	401,663
Other payables and accrued expenses	219,399
Total liabilities		22,989,016

Net Assets		$ 1,114,576,361
Net Assets consist of:
Paid in capital		$ 1,117,272,736
Undistributed net investment income		1,927,890
Accumulated undistributed net realized gain (loss) on investments		(26,368,808)
Net unrealized appreciation (depreciation) on investments		21,744,543
Net Assets		$ 1,114,576,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,459,121 ÷ 15,888,742 shares)	$ 9.60

Maximum offering price per share (100/98.50 of $9.60)	$ 9.75
Class T: Net Asset Value and redemption price per share ($474,294,489 ÷ 49,389,746 shares)	$ 9.60

Maximum offering price per share (100/98.50 of $9.60)	$ 9.75
Class B: Net Asset Value and offering price per share ($33,393,938 ÷ 3,474,285 shares) A	$ 9.61

Class C: Net Asset Value and offering price per share ($366,072,738 ÷ 38,112,784 shares) A	$ 9.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,356,075 ÷ 9,202,356 shares)	$ 9.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 73,710
Interest		19,847,573
Total income		19,921,283
Expenses
Management fee	$ 2,097,120
Transfer agent fees	824,116
Distribution fees	2,097,874
Accounting fees and expenses	114,256
Non-interested trustees' compensation	2,031
Custodian fees and expenses	19,995
Registration fees	112,495
Audit	20,788
Legal	6,873
Miscellaneous	1,488
Total expenses before reductions	5,297,036
Expense reductions	(4,616)	5,292,420
Net investment income (loss)		14,628,863
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,255,172
Futures contracts	360,073
Total net realized gain (loss)		5,615,245
Change in net unrealized appreciation (depreciation) on: Investment securities	9,284,169
Futures contracts	525,273
Swap agreements	325,776
Delayed delivery commitments	39,356
Total change in net unrealized appreciation (depreciation)		10,174,574
Net gain (loss)		15,789,819
Net increase (decrease) in net assets resulting from operations		$ 30,418,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,628,863	$ 23,776,366
Net realized gain (loss)	5,615,245	770,168
Change in net unrealized appreciation (depreciation)	10,174,574	398,471
Net increase (decrease) in net assets resulting from operations	30,418,682	24,945,005
Distributions to shareholders from net investment income	(15,424,972)	(24,339,852)
Share transactions - net increase (decrease)	252,883,888	375,108,953
Total increase (decrease) in net assets	267,877,598	375,714,106

Net Assets
Beginning of period	846,698,763	470,984,657
End of period (including undistributed net investment income of $1,927,890 and undistributed net investment income of $2,723,999, respectively)	$ 1,114,576,361	$ 846,698,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.156	.381 G	.523	.551	.518	.572
Net realized and unrealized gain (loss)	.170	(.034) G,H	.386	(.028)	(.233)	.024
Total from investment operations	.326	.347	.909	.523	.285	.596
Distributions from net investment income	(.166)	(.397)	(.539)	(.553)	(.515)	(.526)
Net asset value, end of period	$ 9.60	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38
Total Return B, C, D	3.48%	3.78%	10.22%	5.91%	3.12%	6.58%
Ratios to Average Net Assets F
Expenses before expense reductions	.82% A	.80%	.85%	.83%	.82%	.94%
Expenses net of voluntary waivers, if any	.82% A	.80%	.85%	.83%	.82%	.90%
Expenses net of all reductions	.82% A	.80%	.84%	.83%	.80%	.90%
Net investment income (loss)	3.32% A	4.09% G	5.63%	6.05%	5.68%	6.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,459	$ 106,018	$ 38,240	$ 16,698	$ 17,835	$ 5,524
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.156	.381 G	.525	.550	.523	.555
Net realized and unrealized gain (loss)	.160	(.036) G,H	.383	(.019)	(.238)	.019
Total from investment operations	.316	.345	.908	.531	.285	.574
Distributions from net investment income	(.166)	(.395)	(.538)	(.551)	(.515)	(.544)
Net asset value, end of period	$ 9.60	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Total Return B, C, D	3.37%	3.75%	10.21%	6.00%	3.12%	6.32%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.82%	.85%	.84%	.84%	.89%
Expenses net of voluntary waivers, if any	.83% A	.82%	.85%	.84%	.84%	.89%
Expenses net of all reductions	.83% A	.82%	.85%	.83%	.83%	.89%
Net investment income (loss)	3.32% A	4.07% G	5.62%	6.05%	5.64%	5.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 474,294	$ 388,495	$ 309,958	$ 279,306	$ 309,670	$ 333,050
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income (loss) E	.116	.281 H
Net realized and unrealized gain (loss)	.163	(.234) H,I
Total from investment operations	.279	.047
Distributions from net investment income	(.129)	(.017)
Net asset value, end of period	$ 9.61	$ 9.46
Total Return B, C, D	2.96%	.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.86%A
Expenses net of voluntary waivers, if any	1.63% A	1.65%A
Expenses net of all reductions	1.63% A	1.65%A
Net investment income (loss)	2.51% A	3.59% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,394	$ 3,811
Portfolio turnover rate	72% A	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38	$ 9.34
Income from Investment Operations
Net investment income (loss) E	.117	.304 G	.448	.467	.434	.437
Net realized and unrealized gain (loss)	.159	(.037) G,I	.383	(.021)	(.222)	.064
Total from investment operations	.276	.267	.831	.446	.212	.501
Distributions from net investment income	(.126)	(.317)	(.461)	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.60	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38
Total Return B, C, D	2.94%	2.90%	9.30%	5.01%	2.31%	5.49%
Ratios to Average Net Assets F
Expenses before expense reductions	1.66% A	1.64%	1.68%	1.68%	1.73%	2.51% A
Expenses net of voluntary waivers, if any	1.66% A	1.64%	1.68%	1.68%	1.73%	1.75% A
Expenses net of all reductions	1.66% A	1.63%	1.68%	1.67%	1.72%	1.75% A
Net investment income (loss)	2.48% A	3.25% G	4.80%	5.21%	4.75%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,073	$ 283,046	$ 99,486	$ 50,824	$ 30,428	$ 11,795
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38	$ 9.35
Income from Investment Operations
Net investment income (loss) D	.165	.397 F	.540	.564	.534	.566
Net realized and unrealized gain (loss)	.160	(.034) F,G	.387	(.015)	(.236)	.021
Total from investment operations	.325	.363	.927	.549	.298	.587
Distributions from net investment income	(.175)	(.413)	(.557)	(.569)	(.528)	(.557)
Net asset value, end of period	$ 9.60	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Total Return B, C	3.46%	3.95%	10.43%	6.21%	3.27%	6.47%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.64%	.66%	.67%	.71%	.93%
Expenses net of voluntary waivers, if any	.64% A	.64%	.66%	.67%	.71%	.75%
Expenses net of all reductions	.64% A	.63%	.66%	.67%	.70%	.75%
Net investment income (loss)	3.50% A	4.25% F	5.81%	6.21%	5.77%	6.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,356	$ 65,330	$ 23,301	$ 7,655	$ 6,805	$ 7,027
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,391,516	|
Unrealized depreciation	(1,597,547)
Net unrealized appreciation (depreciation)	$ 21,793,969
Cost for federal income tax purposes	$ 1,097,648,511

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 95,384	$ 820
Class T	0%	.15%	324,912	10,371
Class B	.65%	.25%	76,266	55,228
Class C	.75%	.25%	1,601,312	938,130
			$ 2,097,874	$ 1,004,549

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. FDC receives the proceeds of a contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,220
Class T	58,464
Class B*	29,661
Class C*	121,909
$ 272,254

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 109,190	.17*
Class T	390,812	.18*
Class B	18,643	.22*
Class C	251,281	.16*
Institutional Class	54,190	.15*
	$ 824,116

*Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,133,553 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,616.

6. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002A
From net investment income
Class A	$ 2,185,148	$ 2,835,721
Class T	7,483,904	13,908,158
Class B	212,218	3,116
Class C	4,195,902	5,924,153
Institutional Class	1,347,800	1,668,704
Total	$ 15,424,972	$ 24,339,852

A Distributions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002A	Six months ended April 30, 2003	Year ended October 31, 2002A
Class A
Shares sold	9,655,624	12,401,366	$ 92,022,971	$ 116,092,388
Reinvestment of distributions	180,630	233,387	1,724,126	2,185,806
Shares redeemed	(5,173,336)	(5,438,298)	(49,269,666)	(50,877,139)
Net increase (decrease)	4,662,918	7,196,455	$ 44,477,431	$ 67,401,055
Class T
Shares sold	21,377,228	28,672,077	$ 204,039,235	$ 268,734,836
Reinvestment of distributions	657,674	1,219,862	6,280,660	11,429,888
Shares redeemed	(13,749,419)	(21,422,615)	(131,153,571)	(200,548,069)
Net increase (decrease)	8,285,483	8,469,324	$ 79,166,324	$ 79,616,655
Class B
Shares sold	3,433,210	414,351	$ 32,804,021	$ 3,894,764
Reinvestment of distributions	18,026	267	172,693	2,527
Shares redeemed	(379,831)	(11,738)	(3,632,622)	(109,887)
Net increase (decrease)	3,071,405	402,880	$ 29,344,092	$ 3,787,404
Class C
Shares sold	14,470,968	28,343,213	$ 138,057,193	$ 265,589,128
Reinvestment of distributions	280,389	434,745	2,678,328	4,075,779
Shares redeemed	(6,580,521)	(9,309,604)	(62,709,035)	(87,172,345)
Net increase (decrease)	8,170,836	19,468,354	$ 78,026,486	$ 182,492,562
Institutional Class
Shares sold	3,923,510	7,208,504	$ 37,457,945	$ 67,548,577
Reinvestment of distributions	81,624	119,045	779,359	1,116,186
Shares redeemed	(1,716,083)	(2,868,304)	(16,367,749)	(26,853,486)
Net increase (decrease)	2,289,051	4,459,245	$ 21,869,555	$ 41,811,277

A Share transactions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SFI-USAN-0603
1.784905.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
U.S.Government and U.S.Government Agency Obligations 32.6%	U.S.Government and U.S.Government Agency Obligations 32.3%
AAA 18.6%	AAA 18.6%
AA 5.4%	AA 6.3%
A 16.2%	A 17.9%
BBB 14.3%	BBB 18.9%
BB and Below 1.5%	BB and Below 1.9%
Not Rated 0.8%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	2.3	2.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	1.7	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*	As of October 31, 2002**
Corporate Bonds 26.6%	Corporate Bonds 32.9%
U.S. Government and Government Agency Obligations 32.6%	U.S. Government and Government Agency Obligations 32.3%
Asset-Backed Securities 20.6%	Asset-Backed Securities 22.3%
CMOs and Other Mortgage Related Securities 8.8%	CMOs and Other Mortgage Related Securities 8.0%
Other Investments 0.8%	Other Investments 1.1%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 3.4%

* Foreign investments	4.1%	** Foreign investments	5.2%
* Futures and Swaps	8.8%	** Futures and Swaps	6.4%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 1,200,000	$ 1,239,666
6.9% 9/1/04	1,500,000	1,588,586
7.4% 1/20/05	400,000	431,774
7.75% 6/15/05	1,100,000	1,213,123
		4,473,149
Media - 2.9%
AOL Time Warner, Inc.:
5.625% 5/1/05	1,150,000	1,211,249
6.15% 5/1/07	1,825,000	1,967,082
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	1,000,000	1,077,500
Clear Channel Communications, Inc. 7.875% 6/15/05	4,430,000	4,892,271
Continental Cablevision, Inc.:
8.3% 5/15/06	2,500,000	2,826,885
8.625% 8/15/03	750,000	762,139
Cox Communications, Inc.:
6.875% 6/15/05	2,025,000	2,213,315
7.5% 8/15/04	1,450,000	1,546,479
7.75% 8/15/06	600,000	682,859
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	1,370,000	1,391,660
News America, Inc. 6.625% 1/9/08	4,950,000	5,461,246
TCI Communications, Inc.:
6.375% 5/1/03	500,000	500,000
8% 8/1/05	3,610,000	3,935,113
8.65% 9/15/04	600,000	646,766
Time Warner, Inc. 7.75% 6/15/05	3,050,000	3,300,978
		32,415,542
Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	800,000	843,710
TOTAL CONSUMER DISCRETIONARY		37,732,401
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	1,510,000	1,632,167
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.4%
Kraft Foods, Inc.:
1.9113% 10/27/03 (c)	$ 1,800,000	$ 1,799,712
5.25% 6/1/07	2,400,000	2,526,377
		4,326,089
Tobacco - 0.9%
Philip Morris Companies, Inc.:
6.375% 2/1/06	2,000,000	2,014,210
7% 7/15/05	1,750,000	1,788,703
8.25% 10/15/03	3,000,000	3,045,018
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	1,440,000	1,358,761
7.375% 5/15/03	2,150,000	2,144,627
		10,351,319
TOTAL CONSUMER STAPLES		16,309,575
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	1,135,000	1,232,598
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	1,550,000	1,612,423
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,447,287
Mitchell Energy & Development Corp. 6.75% 2/15/04	1,425,000	1,467,578
Pemex Project Funding Master Trust:
2.7788% 1/7/05 (a)(c)	1,700,000	1,721,344
6.125% 8/15/08 (a)	1,600,000	1,692,000
		7,940,632
TOTAL ENERGY		9,173,230
FINANCIALS - 14.2%
Banks - 2.8%
Abbey National First Capital BV yankee 8.2% 10/15/04	1,700,000	1,846,889
Abbey National PLC 6.69% 10/17/05	200,000	221,348
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	673,281
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	460,446
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
3.875% 1/15/08	$ 710,000	$ 731,430
7.125% 9/15/06	1,750,000	1,992,841
Bank of New York Co., Inc.:
3.4% 3/15/13 (c)	2,750,000	2,723,410
4.25% 9/4/12 (c)	1,285,000	1,316,710
Bank One Corp. 6.5% 2/1/06	2,085,000	2,318,966
BankBoston Corp. 6.625% 2/1/04	510,000	529,339
Capital One Bank:
6.5% 7/30/04	1,500,000	1,549,148
6.65% 3/15/04	1,000,000	1,030,428
Citicorp 6.75% 8/15/05	635,000	700,601
Den Danske Bank Group AS 6.55% 9/15/03 (a)	1,500,000	1,528,271
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,302,794
Fleet Financial Group, Inc.:
7.125% 4/15/06	1,190,000	1,328,610
8.125% 7/1/04	930,000	996,543
FleetBoston Financial Corp. 7.25% 9/15/05	650,000	724,504
KeyCorp. 4.625% 5/16/05	1,060,000	1,112,674
Korea Development Bank 7.375% 9/17/04	810,000	864,849
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,191,018
NationsBank Corp. 7.625% 4/15/05	900,000	995,737
PNC Bank NA, Pittsburgh 7.875% 4/15/05	1,600,000	1,759,312
PNC Funding Corp. 5.75% 8/1/06	1,310,000	1,426,255
Washington Mutual, Inc. 7.5% 8/15/06	700,000	802,898
		31,128,302
Diversified Financials - 8.5%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,164,894
Amvescap PLC yankee:
5.9% 1/15/07	500,000	537,868
6.375% 5/15/03	2,450,000	2,452,991
6.6% 5/15/05	600,000	647,648
CIT Group, Inc.:
7.125% 10/15/04	125,000	132,375
7.375% 4/2/07	1,085,000	1,215,260
7.5% 11/14/03	1,100,000	1,131,486
Citigroup, Inc.:
3.5% 2/1/08	5,045,000	5,095,248
5.75% 5/10/06	2,685,000	2,939,020
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Citigroup, Inc.: - continued
6.75% 12/1/05	$ 4,100,000	$ 4,562,624
Countrywide Home Loans, Inc.:
3.5% 12/19/05	2,720,000	2,785,419
5.5% 8/1/06	1,290,000	1,388,339
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	700,000	764,896
Deutsche Telekom International Finance BV 8.25% 6/15/05	4,190,000	4,654,658
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (a)	251,289	253,174
Ford Motor Credit Co.:
6.5% 1/25/07	4,215,000	4,308,543
6.875% 2/1/06	1,000,000	1,034,503
7.5% 3/15/05	600,000	627,590
7.6% 8/1/05	2,200,000	2,306,271
General Motors Acceptance Corp.:
6.125% 8/28/07	1,500,000	1,557,623
6.75% 1/15/06	4,330,000	4,565,933
7.5% 7/15/05	1,810,000	1,936,977
Goldman Sachs Group LP 7.2% 11/1/06 (a)	500,000	568,253
Goldman Sachs Group, Inc. 4.125% 1/15/08	3,995,000	4,123,060
Household Finance Corp.:
5.75% 1/30/07	1,450,000	1,575,615
6.5% 1/24/06	2,570,000	2,859,271
8% 5/9/05	818,000	915,065
J.P. Morgan Chase & Co. 5.625% 8/15/06	1,775,000	1,941,674
John Deere Capital Corp. 1.8588% 9/17/04 (c)	1,300,000	1,307,184
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	306,417
6.25% 5/15/06	2,795,000	3,098,129
6.625% 4/1/04	230,000	240,728
6.625% 2/5/06	120,000	133,234
7.75% 1/15/05	1,000,000	1,093,298
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	1,400,000	1,411,200
4% 11/15/07	1,045,000	1,071,381
6.13% 5/16/06	515,000	567,775
6.15% 1/26/06	1,100,000	1,194,435
Morgan Stanley 6.1% 4/15/06	4,800,000	5,265,960
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	140,000	148,671
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
NiSource Finance Corp.:
7.5% 11/15/03	$ 2,100,000	$ 2,165,417
7.625% 11/15/05	1,510,000	1,696,601
Popular North America, Inc. 4.25% 4/1/08	2,400,000	2,456,976
Powergen US Funding LLC 4.5% 10/15/04	3,640,000	3,738,214
Prime Property Funding II 6.25% 5/15/07	1,000,000	1,078,248
Verizon Global Funding Corp.:
6.125% 6/15/07	1,300,000	1,447,566
6.75% 12/1/05	1,650,000	1,836,844
Verizon Wireless Capital LLC:
1.6588% 12/17/03 (c)	1,150,000	1,149,158
5.375% 12/15/06	3,250,000	3,502,262
Washington Mutual Finance Corp. 8.25% 6/15/05	2,000,000	2,241,310
		95,197,286
Insurance - 0.7%
Allstate Corp. 7.875% 5/1/05	700,000	779,334
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,850,067
New York Life Insurance Co. 6.4% 12/15/03 (a)	1,500,000	1,546,385
Travelers Property Casualty Corp.:
1.55% 2/5/04 (c)(e)	2,200,000	2,199,886
3.75% 3/15/08 (a)	530,000	533,927
		7,909,599
Real Estate - 2.2%
AMB Property LP 7.2% 12/15/05	1,000,000	1,107,358
Arden Realty LP 8.875% 3/1/05	2,045,000	2,275,905
AvalonBay Communities, Inc.:
5% 8/1/07	915,000	960,519
6.5% 7/15/03	350,000	353,331
6.58% 2/15/04	705,000	731,321
BRE Properties, Inc. 5.95% 3/15/07	575,000	614,629
Camden Property Trust:
5.875% 6/1/07	580,000	620,423
7% 4/15/04	1,400,000	1,458,458
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,811,938
CenterPoint Properties Trust:
6.75% 4/1/05	470,000	499,209
7.125% 3/15/04	1,300,000	1,345,507
Duke Realty LP New 6.875% 3/15/05	1,200,000	1,287,108
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP:
6.5% 1/15/04	$ 750,000	$ 772,252
6.625% 2/15/05	500,000	534,136
6.763% 6/15/07	625,000	693,861
7.375% 11/15/03	1,100,000	1,130,336
8.375% 3/15/06	1,500,000	1,707,440
ERP Operating LP 7.1% 6/23/04	1,700,000	1,792,951
Gables Realty LP 5.75% 7/15/07	1,220,000	1,265,086
Mack-Cali Realty LP 7% 3/15/04	615,000	641,337
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	656,169
ProLogis 6.7% 4/15/04	1,405,000	1,476,648
Vornado Realty Trust 5.625% 6/15/07	750,000	772,227
		24,508,149
TOTAL FINANCIALS		158,743,336
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Raytheon Co.:
4.5% 11/15/07	1,600,000	1,648,064
6.75% 8/15/07	900,000	1,001,154
		2,649,218
Air Freight & Logistics - 0.2%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	1,081,271	1,168,400
FedEx Corp. 6.625% 2/12/04	900,000	933,857
		2,102,257
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,100,000	1,148,894
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
1.79% 7/30/03 (c)	450,000	443,250
4.95% 8/1/03	850,000	852,550
6.375% 6/15/05	4,500,000	4,545,000
		5,840,800
Road & Rail - 0.1%
Union Pacific Corp. 6.34% 11/25/03	820,000	839,260
TOTAL INDUSTRIALS		12,580,429
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Motorola, Inc. 6.75% 2/1/06	$ 2,350,000	$ 2,526,250
Computers & Peripherals - 0.3%
Hewlett-Packard Co. 7.15% 6/15/05	2,500,000	2,752,013
TOTAL INFORMATION TECHNOLOGY		5,278,263
MATERIALS - 0.6%
Paper & Forest Products - 0.6%
Boise Cascade Corp.:
7.43% 10/10/05	1,540,000	1,630,364
8% 2/24/06	745,000	803,075
Weyerhaeuser Co.:
5.5% 3/15/05	3,135,000	3,293,612
6% 8/1/06	350,000	379,343
		6,106,394
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
British Telecommunications PLC:
2.5538% 12/15/03 (c)	1,350,000	1,355,360
7.875% 12/15/05	2,200,000	2,493,966
Citizens Communications Co. 8.5% 5/15/06	1,450,000	1,679,840
France Telecom SA 8.7% 3/1/06	2,250,000	2,555,269
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	900,000	960,273
Telefonica Europe BV 7.35% 9/15/05	180,000	200,983
Telefonos de Mexico SA de CV 8.25% 1/26/06	935,000	1,041,403
TELUS Corp. yankee 7.5% 6/1/07	3,645,000	4,045,950
		14,333,044
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 7.35% 3/1/06	3,990,000	4,444,980
Vodafone Group PLC yankee 7.625% 2/15/05	1,800,000	1,979,192
		6,424,172
TOTAL TELECOMMUNICATION SERVICES		20,757,216
UTILITIES - 1.6%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	910,000	964,574
FirstEnergy Corp. 5.5% 11/15/06	1,635,000	1,727,709
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
FPL Group Capital, Inc. 3.25% 4/11/06	$ 705,000	$ 706,755
Illinois Power Co. 6% 9/15/03	850,000	862,750
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	721,861
Monongahela Power Co. 5% 10/1/06	2,015,000	2,020,038
Niagara Mohawk Power Corp.:
7.375% 8/1/03	1,010,000	1,024,152
8% 6/1/04	1,600,000	1,704,845
Progress Energy, Inc. 6.55% 3/1/04	1,500,000	1,557,428
Southwestern Public Service Co. 5.125% 11/1/06	650,000	681,184
Texas Utilities Electric Co. 8.25% 4/1/04	475,000	500,901
		12,472,197
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,203,585
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,502,568
Texas Eastern Transmission Corp. 5.25% 7/15/07	310,000	326,399
Williams Holdings of Delaware, Inc.:
6.125% 12/1/03	2,260,000	2,260,000
6.25% 2/1/06	540,000	515,700
		5,808,252
TOTAL UTILITIES		18,280,449
TOTAL NONCONVERTIBLE BONDS (Cost $272,393,793)		284,961,293
U.S. Government and Government Agency Obligations - 17.4%

U.S. Government Agency Obligations - 8.9%
Fannie Mae:
0% 6/4/03 (g)	1,300,000	1,298,588
5% 1/15/07	21,800,000	23,708,089
5.25% 4/15/07	19,200,000	21,078,874
Freddie Mac 2.875% 9/15/05	50,907,000	52,097,596
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1995-A, 6.28% 6/15/04	529,412	545,797
Private Export Funding Corp. secured 6.86% 4/30/04	190,800	200,147
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		98,929,091
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bonds:
10% 5/15/10	$ 12,000,000	$ 13,989,840
12.5% 8/15/14	14,500,000	22,033,765
U.S. Treasury Notes:
3.5% 11/15/06	185,000	192,848
6.75% 5/15/05	21,000,000	23,198,448
7% 7/15/06	31,000,000	35,689,959
TOTAL U.S. TREASURY OBLIGATIONS		95,104,860
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $190,079,610)		194,033,951
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 8.4%
5.5% 8/1/14 to 3/1/18	16,998,203	17,729,781
5.5% 5/1/18 (b)	10,000,000	10,406,250
6.5% 10/1/11 to 1/1/33	41,590,028	43,462,452
6.5% 5/1/33 (b)	2,000,200	2,090,834
7% 2/1/28 to 8/1/32	18,379,608	19,426,875
7.5% 5/1/12 to 10/1/14	374,094	401,457
11.5% 11/1/15	170,887	198,744
TOTAL FANNIE MAE		93,716,393
Freddie Mac - 0.1%
8.5% 5/1/26 to 7/1/28	763,416	830,777
12% 11/1/19	32,726	38,229
TOTAL FREDDIE MAC		869,006
Government National Mortgage Association - 0.6%
7% 1/15/25 to 6/15/32	6,745,172	7,159,605
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $100,782,250)		101,745,004
Asset-Backed Securities - 16.6%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
1.645% 6/25/32 (c)	$ 1,617,460	$ 1,618,372
1.735% 8/25/32 (c)	1,612,376	1,616,227
8.5% 12/20/31 (a)	137,070	136,213
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	566,529	561,926
American Express Credit Account Master Trust 7.2% 9/17/07	1,600,000	1,752,860
AmeriCredit Automobile Receivables Trust:
3.121% 11/6/09	875,000	884,864
3.78% 2/12/07	3,880,000	3,973,780
4.41% 11/12/08	2,350,000	2,440,181
4.46% 4/12/09	980,000	1,020,800
4.61% 1/12/09	3,675,000	3,854,730
5.01% 7/14/08	2,500,000	2,618,284
5.37% 6/12/08	2,700,000	2,815,905
7.02% 12/12/05	1,176,731	1,201,062
7.15% 8/12/04	76,649	76,961
Ameriquest Mortgage Securities, Inc.:
2.015% 9/25/32 (c)	1,100,000	1,094,500
5% 9/1/05 (d)	5,585,000	375,242
Amortizing Residential Collateral Trust:
1.65% 6/25/32 (c)	1,739,541	1,739,934
2.12% 10/25/32 (c)	1,100,000	1,089,345
6% 8/25/04 (d)	16,633,636	892,711
6% 9/25/04 (d)	11,250,000	657,720
7% 6/25/32	197,817	195,957
AQ Finance NIMS Trust:
8.835% 2/25/32 (a)	109,082	108,273
9.37% 3/25/33	1,422,907	1,422,873
Arcadia Automobile Receivables Trust 7.2% 6/15/07	1,313,108	1,349,629
Asset Backed Securities Corp. Home Equity Loan Trust:
1.58% 11/15/31 (c)	1,219,946	1,219,940
1.68% 4/15/33 (c)	2,625,000	2,623,677
Associates Automobile Receivables Trust:
6.9% 8/15/05	2,000,000	2,053,125
7.83% 8/15/07	2,345,000	2,489,036
Bank One Issuance Trust 1.62% 5/15/08 (c)	1,100,000	1,100,000
BMW Vehicle Owner Trust 3.8% 5/25/06	1,400,000	1,424,938
Capital Auto Receivables Asset Trust:
2.62% 3/17/08	2,796,888	2,819,428
2.8% 4/15/08	2,290,523	2,296,249
4.6% 9/15/05	2,000,000	2,009,233
Capital One Auto Finance Trust 4.79% 1/15/09	1,900,000	2,008,395
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Master Trust:
1.76% 9/15/09 (c)	$ 1,000,000	$ 997,151
4.55% 2/15/08	2,250,000	2,328,710
4.6% 8/17/09	1,390,000	1,449,464
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (c)	2,825,000	2,825,000
1.96% 7/15/08 (c)	1,495,000	1,483,788
CDC Mortgage Capital Trust:
1.595% 1/25/33 (c)	818,006	816,937
1.645% 1/25/32 (c)	3,890,051	3,882,150
2.005% 1/25/33 (c)	899,998	893,608
10% 1/25/33 (a)	407,003	407,003
Chase Manhattan Auto Owner Trust:
4.55% 8/15/05	1,255,056	1,272,942
5.06% 2/15/08	198,198	203,835
6.48% 6/15/07	397,477	410,820
Citibank Credit Card Issuance Trust 4.1% 12/7/06	3,000,000	3,120,413
Countrywide Home Loans, Inc. 9% 9/25/32	1,084,534	1,087,845
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 3/27/32	240,740	235,926
8% 5/27/32 (a)	151,548	147,760
8% 7/27/32 (a)	382,759	371,277
8% 8/27/32 (a)	1,279,002	1,250,343
8% 11/27/32 (a)	4,999,071	4,813,853
8.5% 3/25/31 (a)	19,971	19,672
DaimlerChrysler Auto Trust 5.16% 1/6/05	2,041,568	2,061,765
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	965,596	943,433
Discover Card Master Trust I:
5.65% 11/15/06	700,000	731,391
5.85% 1/17/06	1,000,000	1,009,442
6.85% 7/17/07	1,400,000	1,520,671
First Security Auto Owner Trust 6.2% 10/15/06	160,814	161,131
First USA Credit Card Master Trust:
1.55% 1/18/06 (c)	1,200,000	1,200,056
1.59% 10/17/06 (c)	2,170,000	2,171,753
Fleet Credit Card Master Trust II 3.86% 3/15/07	2,045,000	2,110,380
Ford Credit Auto Owner Trust:
3.62% 1/15/06	4,300,000	4,368,693
4.83% 2/15/05	1,358,153	1,375,775
5.71% 9/15/05	290,000	302,880
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust: - continued
6.62% 7/15/04	$ 791,226	$ 799,081
7.5% 10/15/04	1,700,000	1,729,191
GSAMP Trust 1.625% 7/25/32 (c)	1,336,158	1,336,157
Harley-Davidson Motorcycle Trust 3.77% 4/17/06	349,537	351,426
Home Equity Asset Trust 1.655% 6/25/32 (c)	2,034,030	2,034,028
Home Equity Asset Trust NIMS Trust:
8% 1/27/33 (a)	721,167	706,743
8% 3/25/33 (a)	1,004,240	986,666
8% 5/27/33 (a)	675,453	664,484
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	675,971	686,354
5.36% 9/20/04	546,342	550,900
6.62% 7/15/04	228,297	229,906
Household Automotive Trust:
2.85% 3/19/07	2,700,000	2,735,438
5.57% 11/19/07	1,500,000	1,584,768
Household Home Equity Loan Trust:
1.69% 12/22/31 (c)	1,115,766	1,117,197
1.77% 7/20/32 (c)	1,682,408	1,683,520
Household Private Label Credit Card Master Note Trust I:
1.86% 1/18/11 (c)	1,000,000	988,750
2.56% 9/15/09 (c)	975,000	975,968
4.95% 6/16/08	1,600,000	1,667,631
IndyMac NIMS Trust 8.67% 8/25/31 (a)(c)	79,390	78,596
Isuzu Auto Owner Trust 4.88% 11/22/04	477,623	483,264
JCPenney Master Credit Card Trust 5.5% 6/15/07	1,100,000	1,124,865
Key Auto Finance Trust 5.83% 1/15/07	497,048	502,331
Long Beach Asset Holdings Corp. NIMS Trust 2.3113% 8/25/09 (c)	2,553,993	2,553,993
MBNA Credit Card Master Note Trust:
1.67% 1/15/09 (c)	4,000,000	4,006,480
1.685% 10/15/08 (c)	1,350,000	1,350,196
1.69% 10/15/09 (c)	3,600,000	3,582,984
1.71% 1/15/08 (c)	1,100,000	1,102,254
MBNA Master Credit Card Trust II:
1.7056% 9/15/10 (c)	1,500,000	1,500,651
1.71% 2/17/09 (c)	1,550,000	1,549,476
1.81% 4/15/10 (c)	650,000	652,587
6.35% 12/15/06	1,000,000	1,059,142
Merrill Lynch Mortgage Investments, Inc. 1.695% 3/25/28 (c)	3,753,967	3,753,941
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust:
1.795% 2/25/33 (c)	$ 1,578,710	$ 1,584,899
2.005% 8/25/32 (c)	1,150,000	1,142,180
8.5% 1/25/32 (a)	251,365	249,606
9.5% 6/25/32 (a)	620,515	619,274
9.5% 8/25/32 (a)	1,527,834	1,518,174
9.5% 9/25/32 (a)	1,264,128	1,264,128
10% 1/25/32 (a)	192,520	192,520
10% 2/25/32 (a)	13,411	13,411
10% 4/25/32 (a)	182,670	182,670
10% 5/25/32 (a)	104,631	104,631
12.75% 10/25/31 (a)	24,347	24,352
Mortgage Asset Backed Securities Trust 2.155% 10/25/32 (c)	1,600,000	1,596,750
New Century Home Equity Loan Trust 5.5% 3/25/05 (d)	25,823,160	2,135,575
Onyx Acceptance Owner Trust:
3.29% 9/15/06	1,185,000	1,208,158
3.63% 12/15/05	1,574,912	1,593,216
3.75% 4/15/06	890,000	904,825
4.07% 4/15/09	970,000	1,013,205
6.85% 8/15/07	2,000,000	2,070,024
7.26% 5/15/07	1,800,248	1,877,370
Option One Mortgage Securities Corp. NIMS Trust:
8.35% 7/25/32 (a)	449,075	443,462
8.83% 6/26/32 (a)	284,297	284,297
PP&L Transition Bonds LLC 6.83% 3/25/07	1,600,000	1,702,482
Providian Gateway Master Trust 2.01% 6/15/09 (a)(c)	1,400,000	1,400,000
Residential Asset Mortgage Products, Inc. 3.6% 4/25/33	2,199,634	2,186,820
Sears Credit Account Master Trust II:
1.6% 6/16/08 (c)	1,200,000	1,196,813
1.735% 8/18/09 (c)	1,100,000	1,080,559
2.56% 11/17/09 (c)	2,200,000	2,203,835
7% 7/15/08	406,250	419,738
7.25% 11/15/07	1,750,000	1,777,887
7.5% 11/15/07	1,700,000	1,747,821
Toyota Auto Receivables 2000-A Owner Trust 7.21% 4/15/07	2,300,000	2,372,777
Toyota Auto Receivables 2000-B Owner Trust 6.76% 8/15/04	159,651	160,585
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Triad Auto Receivables Owner Trust:
2.62% 2/12/07	$ 2,600,000	$ 2,614,219
3.24% 8/12/09	1,505,000	1,531,888
Wells Fargo Auto Trust 4.68% 2/15/05	533,135	538,780
WFS Financial Owner Trust 6.83% 7/20/05	169,828	171,413
TOTAL ASSET-BACKED SECURITIES (Cost $183,236,381)		184,775,549
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 0.0%
GE Capital Mortgage Services, Inc. planned amortization class Series 1998-14 Class A2, 6.35% 10/25/28	634,094	642,813
U.S. Government Agency - 4.8%
Fannie Mae:
REMIC planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	2,845,000	2,986,607
Series 1993-206 Class KA, 6.5% 12/25/22	1,094,758	1,129,576
Series 1993-78 Class G, 6.5% 11/25/07	498,641	510,505
Series 1994-51 Class PH, 6.5% 1/25/23	694,041	713,686
Series 1994-63 Class PH, 7% 6/25/23	2,000,000	2,071,991
Series 2003-29 Class ZA, 5% 4/25/18	680,660	683,060
Fannie Mae guaranteed:
REMIC planned amortization class:
Series 2001-53:
Class OH, 6.5% 6/25/30	640,000	666,664
Class PE, 6.5% 10/25/24	158,169	158,675
Series 2001-71 Class QD, 6% 4/25/15	2,600,000	2,763,683
Series 2001-80 Class PH, 6% 12/25/27	2,300,000	2,359,656
Series 2002-55 Class PA, 5.5% 3/25/18	836,788	867,221
Series 2003-1 Class ZB, 5% 2/25/18	324,895	323,473
sequential pay Series 2001-9 Class PB, 6.5% 5/25/27	1,765,000	1,823,442
Fannie Mae guaranteed pass thru trust:
sequential pay Series 2002-28 Class VB, 6.5% 3/25/20	1,170,000	1,221,153
Series 2002-38 Class QB, 5.75% 7/25/13	7,238,750	7,403,049
Freddie Mac Manufactured Housing participation certificates guaranteed REMIC planned amortization class Series 32 Class TH, 7% 9/25/22	2,667,126	2,723,013
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	$ 2,000,000	$ 2,071,901
Series 2134 Class PC, 5.725% 4/15/11	868,056	878,901
Series 2143 Class CH, 6% 2/15/19	447,013	447,982
Series 2322 Class HC, 6.5% 3/15/30	465,000	483,335
Series 2357 Class QX, 5.75% 11/15/24	2,500,000	2,522,361
Series 2358 Class LG, 6% 4/15/28	280,000	288,445
sequential pay:
Series 2070 Class A, 6% 8/15/24	493,957	496,428
Series 2134 Class H, 6.5% 12/15/24	300,064	300,620
Series 2230 Class VB, 8% 2/15/16	2,216,127	2,275,018
Series 2284 Class C, 6.5% 2/15/29	853,888	874,442
Series 2447 Class LG, 5.5% 12/15/13	1,149,327	1,173,661
Series 2458 Class VK, 6.5% 3/15/13	2,400,987	2,529,050
Series 2464 Class AE, 6.5% 8/15/28	1,208,817	1,228,924
Series 2489 Class MA, 5% 12/15/12	1,352,787	1,369,805
Series 1803 Class A, 6% 12/15/08	1,346,457	1,384,558
Series 2567:
Class ZE, 5% 2/15/18	266,000	267,064
Class ZK, 5% 2/15/18	378,020	379,611
Freddie Mac participation certificates REMIC planned amortization class:
Series 2115 Class PC, 6% 5/15/11	673,709	682,541
Series 2162 Class TF, 6% 11/15/24	2,500,000	2,588,817
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	2,733,257	2,844,821
TOTAL U.S. GOVERNMENT AGENCY		53,493,739
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,300,682)		54,136,552
Commercial Mortgage Securities - 7.4%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0239% 2/3/11 (a)(c)(d)	15,750,969	900,026
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,288,261	1,419,576
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Asset Securitization Corp.: - continued
Series 1997-D5 Class PS1, 1.7106% 2/14/43 (c)(d)	$ 11,506,874	$ 816,269
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0367% 7/11/43 (a)(c)(d)	8,205,000	766,655
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.62% 9/8/14 (a)(c)	2,100,000	2,100,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP8 Class X2, 2.337% 8/15/38 (a)(c)(d)	9,053,000	1,028,954
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.7538% 12/12/13 (a)(c)	659,706	658,932
sequential pay:
Series 1998-1 Class A2, 6.56% 5/18/08	5,500,000	6,227,497
Series 1999-2 Class A1, 7.032% 1/15/32	699,603	779,284
Series 2000-3 Class A1, 7.093% 10/15/32	1,297,036	1,447,090
COMM floater:
Series 2000-FL3A Class C, 2.04% 11/15/12 (a)(c)	1,400,000	1,396,250
Series 2001-FL5A:
Class A2, 1.86% 11/15/13 (a)(c)	2,725,000	2,727,115
Class D, 2.53% 11/15/13 (a)(c)	1,350,000	1,349,897
Series 2002-FL6 Class G, 3.21% 6/14/14 (a)(c)	800,000	789,500
Series 2002-FL7:
Class H, 3.56% 11/15/14 (a)(c)	1,232,000	1,213,472
Class MPP, 3.71% 11/15/14 (a)(c)	850,000	850,000
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	890,744	953,513
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class H230, 3.23% 9/15/11 (a)(c)	700,000	694,750
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	830,000	882,428
Series 2000-C1 Class A1, 7.325% 4/14/62	1,015,081	1,134,768
Series 2000-FL1A Class A2, 1.68% 12/15/09 (a)(c)	2,100,000	2,100,368
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,147,275
Series 2001-CK6 Class AX, 0.645% 9/15/18 (d)	20,473,354	829,664
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	971,222	1,091,927
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 2.36% 5/15/03 (a)(c)	1,183,784	1,183,808
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	410,964	419,122
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay: - continued
Series 1997-C2 Class A3, 6.65% 11/18/29	$ 2,780,000	$ 3,123,918
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	219,711	213,120
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	355,287	344,629
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.54% 5/15/33 (a)(c)(d)	12,005,441	506,997
General Motors Pension Trust floater Series 1999-C1A Class A, 1.71% 8/15/09 (a)(c)	3,775,000	3,770,565
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.91% 11/15/11 (a)(c)	3,237,434	3,235,431
Class A3 2.01% 2/15/14 (a)(c)	1,087,276	1,089,047
GMAC Commercial Mortgage Securities, Inc. Series 2001-WTCA:
Class A1, 1.53% 9/9/15 (a)(c)	497,912	489,198
Class A2, 1.68% 9/9/15 (c)	2,200,000	2,156,000
Class C, 2.4788% 9/9/15 (a)(c)	750,000	692,109
Class X1, 0.8% 9/1/15 (a)(d)	15,981,211	39,953
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.22% 12/15/10 (c)	806,463	797,391
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	830,805	923,362
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	716,066	794,834
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C3 Class X2, 1.3645% 7/12/35 (a)(c)(d)	7,395,000	428,244
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	886,017	941,031
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2515% 2/20/30 (a)(c)	821,799	821,349
LB-UBS Commercial Mortgage Trust:
Series 2002-C4 Class XCP, 1.4758% 10/15/35 (a)(c)(d)	13,355,000	1,018,987
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(d)	14,590,000	776,494
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class A, 1.5438% 8/16/13 (a)(c)	1,899,037	1,899,062
Series 2002-LLFA Class A, 1.5938% 6/14/17 (a)(c)	1,572,911	1,572,408
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	$ 207,265	$ 228,273
Series 1999-LIFE Class A1, 6.97% 4/15/33	783,392	870,249
Series 1997-RR:
Class B, 7.2901% 4/30/39 (a)(c)	1,099,594	1,164,538
Class C, 7.4201% 4/30/39 (a)(c)	1,275,066	1,376,274
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(c)	910,000	983,697
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 2.68% 8/5/14 (c)	1,900,048	1,900,048
Class F, 3.4875% 8/5/14 (c)	2,824,242	2,824,242
Series 2003-HQ2 Class X2, 1.58% 3/12/35 (a)(c)(d)	15,050,000	1,128,750
Series 2003-TOP9 Class X2, 1.6794% 11/13/36 (a)(c)(d)	8,960,000	725,043
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	874,704	980,386
Nationslink Funding Corp. sequential pay:
Series 1999-1 Class A1, 6.042% 1/20/31	632,974	673,920
Series 1999-2 Class A1C, 7.03% 6/20/31	938,788	1,039,708
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 2.11% 2/15/13 (a)(c)	1,364,000	1,344,502
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	4,780,000	5,084,622
Trizechahn Office Properties Trust 7.253% 3/15/13 (a)	1,555,000	1,639,792
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,498,534)		82,506,313
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 5.625% 7/23/07	740,000	790,413
Ontario Province 7% 8/4/05	2,645,000	2,940,216
United Mexican States:
4.625% 10/8/08	1,970,000	1,983,790
8.5% 2/1/06	720,000	828,720
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,164,989)		6,543,139
Preferred Securities - 0.2%
Shares	Value (Note 1)
FINANCIALS - 0.2%
Banks - 0.2%
Royal Bank of Scotland Group PLC 7.816% (Cost $1,900,000)	1,900	$ 2,124,094
Fixed-Income Funds - 10.3%

Fidelity Ultra-Short Central Fund (f) (Cost $114,600,005)	1,153,450	114,537,585
Cash Equivalents - 8.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $94,079,000)	$ 94,082,530	94,079,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,099,035,244)		1,119,442,480
NET OTHER ASSETS - (0.4)%		(4,866,119)
NET ASSETS - 100%		$ 1,114,576,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Eurodollar Contracts
79 Eurodollar 90 Day Index Contracts	Dec. 2004	$ 78,291,774	$ 213,489
79 Eurodollar 90 Day Index Contracts	March 2005	78,252,737	187,351
79 Eurodollar 90 Day Index Contracts	June 2005	78,215,262	162,614
79 Eurodollar 90 Day Index Contracts	Sept. 2005	78,181,724	140,851
79 Eurodollar 90 Day Index Contracts	Dec. 2005	78,146,374	123,864
79 Eurodollar 90 Day Index Contracts	March 2006	78,119,937	105,864
79 Eurodollar 90 Day Index Contracts	June 2006	78,125,537	58,787
79 Eurodollar 90 Day Index Contracts	Sept. 2006	78,188,749	(40,962)
$ 625,522,094	$ 951,858
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07 and pay quarterly notional multiplied by 1.37%	June 2007	$ 750,000	$ 2,512
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.989% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Feb. 2007	17,000,000	209,882
Receive quarterly a fixed rate equal to 3.0788% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	8,000,000	173,055
		$ 25,750,000	$ 385,449
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,231,266 or 6.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Travelers Property Casualty Corp. 1.55% 2/5/04	1/31/03	$ 2,196,706
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $998,914.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $502,019,610 and $323,102,335 respectively, of which long-term U.S. government and government agency obligations aggregated $276,945,031 and $190,692,007, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,199,886 or 0.2% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $8,200,000. The weighted average interest rate was 1.39%. Interest earned from the interfund lending program amounted to $316 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $31,074,000 of which $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2003, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $94,079,000) (cost $ 1,099,035,244) - See accompanying schedule		$ 1,119,442,480
Cash		589,786
Receivable for investments sold		1,412,358
Receivable for fund shares sold		6,196,868
Interest and dividends receivable		9,305,386
Receivable for daily variation on futures contracts		233,050
Unrealized gain on swap agreements		385,449
Total assets		1,137,565,377

Liabilities
Payable for investments purchased Regular delivery	$ 5,529,090
Delayed delivery	12,466,778
Payable for fund shares redeemed	3,352,833
Distributions payable	623,871
Accrued management fee	395,382
Distribution fees payable	401,663
Other payables and accrued expenses	219,399
Total liabilities		22,989,016

Net Assets		$ 1,114,576,361
Net Assets consist of:
Paid in capital		$ 1,117,272,736
Undistributed net investment income		1,927,890
Accumulated undistributed net realized gain (loss) on investments		(26,368,808)
Net unrealized appreciation (depreciation) on investments		21,744,543
Net Assets		$ 1,114,576,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($152,459,121 ÷ 15,888,742 shares)	$ 9.60

Maximum offering price per share (100/98.50 of $9.60)	$ 9.75
Class T: Net Asset Value and redemption price per share ($474,294,489 ÷ 49,389,746 shares)	$ 9.60

Maximum offering price per share (100/98.50 of $9.60)	$ 9.75
Class B: Net Asset Value and offering price per share ($33,393,938 ÷ 3,474,285 shares) A	$ 9.61

Class C: Net Asset Value and offering price per share ($366,072,738 ÷ 38,112,784 shares) A	$ 9.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,356,075 ÷ 9,202,356 shares)	$ 9.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 73,710
Interest		19,847,573
Total income		19,921,283
Expenses
Management fee	$ 2,097,120
Transfer agent fees	824,116
Distribution fees	2,097,874
Accounting fees and expenses	114,256
Non-interested trustees' compensation	2,031
Custodian fees and expenses	19,995
Registration fees	112,495
Audit	20,788
Legal	6,873
Miscellaneous	1,488
Total expenses before reductions	5,297,036
Expense reductions	(4,616)	5,292,420
Net investment income (loss)		14,628,863
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,255,172
Futures contracts	360,073
Total net realized gain (loss)		5,615,245
Change in net unrealized appreciation (depreciation) on: Investment securities	9,284,169
Futures contracts	525,273
Swap agreements	325,776
Delayed delivery commitments	39,356
Total change in net unrealized appreciation (depreciation)		10,174,574
Net gain (loss)		15,789,819
Net increase (decrease) in net assets resulting from operations		$ 30,418,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,628,863	$ 23,776,366
Net realized gain (loss)	5,615,245	770,168
Change in net unrealized appreciation (depreciation)	10,174,574	398,471
Net increase (decrease) in net assets resulting from operations	30,418,682	24,945,005
Distributions to shareholders from net investment income	(15,424,972)	(24,339,852)
Share transactions - net increase (decrease)	252,883,888	375,108,953
Total increase (decrease) in net assets	267,877,598	375,714,106

Net Assets
Beginning of period	846,698,763	470,984,657
End of period (including undistributed net investment income of $1,927,890 and undistributed net investment income of $2,723,999, respectively)	$ 1,114,576,361	$ 846,698,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.156	.381 G	.523	.551	.518	.572
Net realized and unrealized gain (loss)	.170	(.034) G,H	.386	(.028)	(.233)	.024
Total from investment operations	.326	.347	.909	.523	.285	.596
Distributions from net investment income	(.166)	(.397)	(.539)	(.553)	(.515)	(.526)
Net asset value, end of period	$ 9.60	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38
Total Return B, C, D	3.48%	3.78%	10.22%	5.91%	3.12%	6.58%
Ratios to Average Net Assets F
Expenses before expense reductions	.82% A	.80%	.85%	.83%	.82%	.94%
Expenses net of voluntary waivers, if any	.82% A	.80%	.85%	.83%	.82%	.90%
Expenses net of all reductions	.82% A	.80%	.84%	.83%	.80%	.90%
Net investment income (loss)	3.32% A	4.09% G	5.63%	6.05%	5.68%	6.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,459	$ 106,018	$ 38,240	$ 16,698	$ 17,835	$ 5,524
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.156	.381 G	.525	.550	.523	.555
Net realized and unrealized gain (loss)	.160	(.036) G,H	.383	(.019)	(.238)	.019
Total from investment operations	.316	.345	.908	.531	.285	.574
Distributions from net investment income	(.166)	(.395)	(.538)	(.551)	(.515)	(.544)
Net asset value, end of period	$ 9.60	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Total Return B, C, D	3.37%	3.75%	10.21%	6.00%	3.12%	6.32%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.82%	.85%	.84%	.84%	.89%
Expenses net of voluntary waivers, if any	.83% A	.82%	.85%	.84%	.84%	.89%
Expenses net of all reductions	.83% A	.82%	.85%	.83%	.83%	.89%
Net investment income (loss)	3.32% A	4.07% G	5.62%	6.05%	5.64%	5.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 474,294	$ 388,495	$ 309,958	$ 279,306	$ 309,670	$ 333,050
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income (loss) E	.116	.281 H
Net realized and unrealized gain (loss)	.163	(.234) H,I
Total from investment operations	.279	.047
Distributions from net investment income	(.129)	(.017)
Net asset value, end of period	$ 9.61	$ 9.46
Total Return B, C, D	2.96%	.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.86%A
Expenses net of voluntary waivers, if any	1.63% A	1.65%A
Expenses net of all reductions	1.63% A	1.65%A
Net investment income (loss)	2.51% A	3.59% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,394	$ 3,811
Portfolio turnover rate	72% A	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38	$ 9.34
Income from Investment Operations
Net investment income (loss) E	.117	.304 G	.448	.467	.434	.437
Net realized and unrealized gain (loss)	.159	(.037) G,I	.383	(.021)	(.222)	.064
Total from investment operations	.276	.267	.831	.446	.212	.501
Distributions from net investment income	(.126)	(.317)	(.461)	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.60	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38
Total Return B, C, D	2.94%	2.90%	9.30%	5.01%	2.31%	5.49%
Ratios to Average Net Assets F
Expenses before expense reductions	1.66% A	1.64%	1.68%	1.68%	1.73%	2.51% A
Expenses net of voluntary waivers, if any	1.66% A	1.64%	1.68%	1.68%	1.73%	1.75% A
Expenses net of all reductions	1.66% A	1.63%	1.68%	1.67%	1.72%	1.75% A
Net investment income (loss)	2.48% A	3.25% G	4.80%	5.21%	4.75%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,073	$ 283,046	$ 99,486	$ 50,824	$ 30,428	$ 11,795
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38	$ 9.35
Income from Investment Operations
Net investment income (loss) D	.165	.397 F	.540	.564	.534	.566
Net realized and unrealized gain (loss)	.160	(.034) F,G	.387	(.015)	(.236)	.021
Total from investment operations	.325	.363	.927	.549	.298	.587
Distributions from net investment income	(.175)	(.413)	(.557)	(.569)	(.528)	(.557)
Net asset value, end of period	$ 9.60	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Total Return B, C	3.46%	3.95%	10.43%	6.21%	3.27%	6.47%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.64%	.66%	.67%	.71%	.93%
Expenses net of voluntary waivers, if any	.64% A	.64%	.66%	.67%	.71%	.75%
Expenses net of all reductions	.64% A	.63%	.66%	.67%	.70%	.75%
Net investment income (loss)	3.50% A	4.25% F	5.81%	6.21%	5.77%	6.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,356	$ 65,330	$ 23,301	$ 7,655	$ 6,805	$ 7,027
Portfolio turnover rate	72% A	111%	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,391,516	|
Unrealized depreciation	(1,597,547)
Net unrealized appreciation (depreciation)	$ 21,793,969
Cost for federal income tax purposes	$ 1,097,648,511

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 95,384	$ 820
Class T	0%	.15%	324,912	10,371
Class B	.65%	.25%	76,266	55,228
Class C	.75%	.25%	1,601,312	938,130
			$ 2,097,874	$ 1,004,549

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. FDC receives the proceeds of a contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,220
Class T	58,464
Class B*	29,661
Class C*	121,909
$ 272,254

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 109,190	.17*
Class T	390,812	.18*
Class B	18,643	.22*
Class C	251,281	.16*
Institutional Class	54,190	.15*
	$ 824,116

*Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,133,553 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,616.

6. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002A
From net investment income
Class A	$ 2,185,148	$ 2,835,721
Class T	7,483,904	13,908,158
Class B	212,218	3,116
Class C	4,195,902	5,924,153
Institutional Class	1,347,800	1,668,704
Total	$ 15,424,972	$ 24,339,852

A Distributions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002A	Six months ended April 30, 2003	Year ended October 31, 2002A
Class A
Shares sold	9,655,624	12,401,366	$ 92,022,971	$ 116,092,388
Reinvestment of distributions	180,630	233,387	1,724,126	2,185,806
Shares redeemed	(5,173,336)	(5,438,298)	(49,269,666)	(50,877,139)
Net increase (decrease)	4,662,918	7,196,455	$ 44,477,431	$ 67,401,055
Class T
Shares sold	21,377,228	28,672,077	$ 204,039,235	$ 268,734,836
Reinvestment of distributions	657,674	1,219,862	6,280,660	11,429,888
Shares redeemed	(13,749,419)	(21,422,615)	(131,153,571)	(200,548,069)
Net increase (decrease)	8,285,483	8,469,324	$ 79,166,324	$ 79,616,655
Class B
Shares sold	3,433,210	414,351	$ 32,804,021	$ 3,894,764
Reinvestment of distributions	18,026	267	172,693	2,527
Shares redeemed	(379,831)	(11,738)	(3,632,622)	(109,887)
Net increase (decrease)	3,071,405	402,880	$ 29,344,092	$ 3,787,404
Class C
Shares sold	14,470,968	28,343,213	$ 138,057,193	$ 265,589,128
Reinvestment of distributions	280,389	434,745	2,678,328	4,075,779
Shares redeemed	(6,580,521)	(9,309,604)	(62,709,035)	(87,172,345)
Net increase (decrease)	8,170,836	19,468,354	$ 78,026,486	$ 182,492,562
Institutional Class
Shares sold	3,923,510	7,208,504	$ 37,457,945	$ 67,548,577
Reinvestment of distributions	81,624	119,045	779,359	1,116,186
Shares redeemed	(1,716,083)	(2,868,304)	(16,367,749)	(26,853,486)
Net increase (decrease)	2,289,051	4,459,245	$ 21,869,555	$ 41,811,277

A Share transactions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SFII-USAN-0603
1.784906.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Advisor Series II is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Advisor Series II internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 30, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 30, 2003